UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-07989

                             Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                           Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                               Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Metropolitan West Funds	March 31, 2018
Table of Contents

METROPOLITAN WEST FUNDS

Dear Fellow Shareholder,

We are pleased to provide the following Annual Report of the Metropolitan West Funds for the one-year period ended March 31, 2018 and thank you for your ongoing investment. Against a rising rate backdrop, continued inflows and positive performance over the course of the period brought total assets of the Funds to more than $86 billion, a measure that we view with great appreciation for the confidence it conveys and the responsibility of meeting client expectations.

The March 31, 2018 Annual Report covers the following Metropolitan West Funds:

Metropolitan West AlphaTrak 500 Fund	M-Class (MWATX)
Metropolitan West Floating Rate Income Fund	M-Class (MWFRX), I Class (MWFLX)
Metropolitan West High Yield Bond Fund	M-Class (MWHYX), I-Class (MWHIX)
Metropolitan West Intermediate Bond Fund	M-Class (MWIMX), I-Class (MWIIX)
Metropolitan West Low Duration Bond Fund	M-Class (MWLDX), I-Class (MWLIX),
Administrative-Class (MWLNX)
Metropolitan West Strategic Income Fund	M-Class (MWSTX), I Class (MWSIX)
Metropolitan West Total Return Bond Fund	M-Class (MWTRX), I-Class (MWTIX),
Administrative-Class (MWTNX),
Plan-Class (MWTSX)
Metropolitan West Ultra Short Bond Fund	M-Class (MWUSX), I-Class (MWUIX)
Metropolitan West Unconstrained Bond Fund	M-Class (MWCRX), I Class (MWCIX)

Economic Review and Market Environment

Over the course of 2017, an almost “Goldilocks” scenario of open markets, ongoing global central bank accommodation (notwithstanding the Fed’s hikes and balance sheet reduction) and largely inflation-free economic growth combined to lift risk assets higher. Most U.S. macroeconomic data points were decidedly positive, reflected in improving measures of job creation, retail sales, industrial production, and capacity utilization. Further fueling investor sentiment, the political apparatus in Washington finally agreed on a comprehensive tax reform bill – a long-absent fiscal achievement – providing for a substantial cut in corporate taxes as well as lower personal rates. The backdrop of animal spirits continued into the new year as equities propelled higher in January, though markets entered correction territory in February as a surge in the Cboe Volatility Index (“VIX”) exposed lopsided risk positioning and significant retail outflows reinforced the downward trend. Volatility showed no signs of pulling back for the remainder of the first quarter, and the VIX ended at approximately 22 – roughly double where it has traded on average over the past two years. While there was no single catalyst for the volatility spike, markets seemed to be pricing in the reality of tighter global liquidity conditions combined with a continued rate policy normalization from the Fed after positive inflation materialized in the jobs report. To this point, the Fed proceeded with another 25 basis point (bp) hike at the March FOMC meeting as expected, the sixth hike of this cycle. As the Fed continued along the path of policy normalization, Treasury yields recalibrated, with the policy-sensitive 2-Year Treasury note overtaking the dividend yield on the S&P 500 for the first time since 2008.

Given a market backdrop largely characterized by low yields, low volatility and low risk aversion for the majority of the period, fixed income markets posted positive returns, though the Bloomberg Barclays Aggregate Index gain of 1.2% fell far short of equity performance which, despite a rough first quarter of 2018, posted a year-over-year gain of 14% (as measured by the S&P 500 Index). U.S. investment grade corporate credit benefitted from solid inflows during the period and returned 2.7%, led by utility credits, while high yield corporates benefitted from investors’ search for yield to gain 3.8%. Meanwhile, municipals posted outsized performance during the period, gaining 7.2% and outpacing duration-matched Treasuries by 595 bps. Among securitized issues, agency MBS was weighed down by expectations for rate hikes and balance sheet reduction by the Fed and trailed the overall market, though still outpaced Treasuries by a modest 28 basis points. Also among securitized issuers, non-agency mortgage-backed securities (MBS) exhibited strong returns given still benign fundamentals such as higher home prices and improved borrower profiles. Within asset-backed securities (ABS), government guaranteed Federal Family Education Loan Program (“FFELP”) student loans led performance as their floating rate nature proved attractive to investors. Finally, commercial MBS (“CMBS”) gained 1.1% with non-agency issues outperforming their agency CMBS counterpart despite weakening underwriting standards.

The Economy and Market Ahead

Looking forward to the remainder of 2018, the uptick in volatility that started the year does not show any signs of abating as the catalysts for downside risk remain numerous. To start, the ultimate consequences of the Fed’s cumulative and ongoing rate normalization path remain a looming uncertainty; as these rate hikes are passed through to consumers, we believe interest-rate sensitive parts of the economy will be negatively impacted (i.e., retail sales, auto sales, and mortgage rates). With consumer debt levels already at historically high levels, any additional interest expense burden will likely stretch budgets further, potentially beyond their limits. All in all, the conditions, which have underpinned the strong demand for credit are now changing and we expect a choppier, higher volatility trading environment in the short to medium term with a meaningful repricing of fixed income assets not out of the question.

1 / Annual Report March 2018

Data sources for the discussion above include Bloomberg Barclays, JPMorgan and Merrill Lynch. Effective August 24, 2016, Barclays Indices were rebranded to Bloomberg Barclays. Effective November 27, 2017, BofAML Indices were rebranded to ICE BofAML.

Fund Results

Fund Performance Commentary

The performance data presented below represents past performance and is no guarantee of future results. Total returns include reinvestment of dividends and distributions. Current performance may be lower or higher than the performance data presented. Performance data current to the most recent month end is available on the Fund’s website at TCW.com. Investment returns and principal value will fluctuate with market conditions. The value of an investment in the Fund, when redeemed, may be worth more or less than its original purchase cost.

Metropolitan West AlphaTrak 500 Fund

(MWATX)

The MetWest AlphaTrak 500 Fund – M Class (“Fund”) gained 12.5% (net of fees) for the one-year period ended March 31, 2018, lagging the S&P 500 Equity Index by over 140 bps. The largest drag on performance was the Fund’s duration of approximately 0.8 years, which acted as a headwind as rates rose considerably over the period. Among sectors, the allocation to non-agency MBS drove positive returns, particularly those backed by subprime and option adjustable-rate mortgage (“ARM”) collateral, as the sector continued to be supported by favorable fundamentals such as ongoing home price appreciation. Elsewhere in the securitized products space, the Fund’s allocation to CMBS was additive as the sector outpaced duration-matched Treasuries by 140 bps over the period. Tighter spreads among government guaranteed FFELP student loan ABS, an emphasis in the Fund, further drove performance, while additional contribution came from the exposure to investment grade corporates, particularly issue selection among U.S. banks, electric utilities, consumer non-cyclicals, and communications. Finally, the Fund experienced small contributions from the position in Japanese Government issued T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap.

Given the market backdrop, the Fund remains true to its disciplined, value-based approach and extended duration on the margin on the backup in rates during the period. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. We believe that legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals – it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is modestly skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans. With wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors, which we believe are robust enough to weather the expected uptick in volatility, while building ample liquidity to take advantage of opportunities that inevitably arise in such environments. Finally, the Fund continues to hold fully currency-hedged Japanese T-bills as a higher yielding cash substitute.

			Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWATX (Inception: June 29, 1998)	5.02%	12.52%	12.65%	14.59%	10.56%	6.65%
Standard & Poor’s 500 Index	5.84%	13.99%	10.77%	13.30%	9.49%	6.34%

For MWATX, the total expense ratio is 3.37%, and the net expense ratio is 0.90%.*

*The Adviser has contractually agreed to reduce certain fees and/or reimburse expenses until July 31, 2018. Furthermore, the Adviser may recoup reduced fees and expenses within three years at the time of recoupment.

Metropolitan West Floating Rate Income Fund M-Class

(MWFRX), I-Class (MWFLX)

For the one year period ended March 31, 2018, the MetWest Floating Rate Income Fund - I Class (“Fund”) gained 3.7% (net of fees), lagging S&P/LSTA Leveraged Loan Index (“Index”) by over 70 basis points. Given a view that credit markets are in the late stages of the cycle, the Fund continued to exhibit a defensive stance throughout the period with an underweight to the lower quality and higher beta areas of the market such as consumer cyclicals, energy/metals, and retail. This conservative positioning weighed on relative performance as lower quality generally led for the period with split B’s gaining approximately 9% while BB’s gained 4%. Meanwhile, higher beta sectors such as energy and metals/minerals paced the loans universe on remediation in commodity pricing with gains of 4% and 5%, respectively. However, these drags were offset by issue selection among electric utilities, healthcare, and banking, which boosted relative performance.

Annual Report March 2018 / 2

Given the market’s late cycle dynamics, the Fund remains committed to a more conservative posture, with core holdings concentrated in credits with durable balance sheets, non-cyclical business drivers and high free cash flow generation. While concerns remain about a disorderly unwind of leverage in the credit markets and absolute spreads appear compressed in a historical sense, the timing of such an event is near impossible to predict, so we continue to look for opportunities to add yield while focusing on higher quality issues. The Fund remains constructive on banking financials while higher beta industrial sectors continue to represent a relative underweight, with select positioning focused on companies with solid asset coverage and stable cash flows such as lower beta packaging and consumer non-cyclicals. Going forward, security selection remains a focus (in other words, discerning between the winners and losers) to minimize downside risk, an approach we believe will be key to outperforming in the late stages of the credit cycle. To this end, the Fund’s cash position remains elevated to preserve ample capacity to increase the risk budget of the Fund more aggressively when valuations improve.

			Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWFRX (Inception: June 28, 2013)	2.04%	3.61%	3.28%	—	—	3.68%
S&P/LSTA Leveraged Loan Index	2.55%	4.36%	4.17%	—	—	4.04%
MWFLX (Inception: June 28, 2013)	2.04%	3.72%	3.49%	—	—	3.86%
S&P/LSTA Leveraged Loan Index	2.55%	4.36%	4.17%	—	—	4.04%

For MWFRX, the total expense ratio is 1.05%, and the net expense ratio is 0.90%. For MWFLX, the total expense ratio is 0.75%, and the net expense ratio is 0.70%.*

*The Adviser has contractually agreed to reduce certain fees and/or reimburse expenses until July 31, 2018. Furthermore, the Adviser may recoup reduced fees and expenses within three years at the time of recoupment.

Metropolitan West High Yield Bond Fund M-Class

(MWHYX), I-Class (MWHIX)

The MetWest High Yield Bond Fund – I Class (“Fund”) returned 3.27% (net of fees) for the one-year period ended March 31, 2018, trailing the Bloomberg Barclays High Yield 2% Issuer Capped Index by 51 basis points. Underperformance was largely attributable to the Fund’s underweight to the lower quality cohorts of the market, which significantly outpaced better-rated issuers as investors continued their reach for yield. Additionally, a relative underweight to higher beta, commodity-related sectors weighed on returns as both metals & mining and energy outperformed the Index, rallying considerably to return 5.5% and 4.3%, respectively. Also weighing on performance was issue selection within the industrial sector, particularly the exposure to the coal-fired plant Homer City, which continued to experience a challenging environment of limited profitability given a forced offline period for the plant during the particularly harsh winter. These drags were somewhat offset by the Fund’s defensive duration position, which contributed to relative performance over the period as U.S. Treasury rates rose by 40-100 basis points across the yield curve.

Given the market’s late cycle dynamics, the Fund remains committed to a more conservative posture, with core holdings concentrated in credits with durable balance sheets, non-cyclical business drivers and high free cash flow generation. While concerns remain about a disorderly unwind of leverage in the credit markets and absolute spreads appear compressed in a historical sense, the timing of such an event is near impossible to predict, so we continue to look for opportunities to add yield while focusing on higher quality issues. Industrials continue to represent a relative underweight, with select positioning focused on companies with solid asset coverage and stable cash flows such as lower beta packaging, transportation, communication, food & beverage, and midstream credits. Going forward, security selection remains a focus (in other words, discerning between the winners and losers) to minimize downside risk, an approach we believe will be key to outperforming in the late stages of the credit cycle. To this end, the Fund’s cash position remains elevated to preserve ample capacity to increase the risk budget of the Fund more aggressively when valuations improve.

3 / Annual Report March 2018

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWHYX (Inception: September 30, 2002)	-0.36%	3.01%	3.17%	2.93%	6.94%	8.24%
Bloomberg Barclays U.S. Corporate High Yield Index - 2% Issuer Cap (formerly known as the Barclays Capital U.S. Corporate High Yield Index - 2% Issuer Cap)	-0.39%	3.78%	5.18%	5.00%	8.32%	9.04%
MWHIX (Inception: March 31, 2003)	-0.23%	3.27%	3.42%	3.18%	7.20%	7.55%
Bloomberg Barclays U.S. Corporate High Yield Index - 2% Issuer Cap (formerly known as the Barclays Capital U.S. Corporate High Yield Index - 2% Issuer Cap)	-0.39%	3.78%	5.18%	5.00%	8.32%	8.38%

For MWHYX, the total expense ratio is 0.90%, and the net expense ratio is 0.86%. For MWHIX, the total expense ratio is 0.62%, and the net expense ratio is 0.61%.*

*The Adviser has contractually agreed to reduce certain fees and/or reimburse expenses until July 31, 2018. Furthermore, the Adviser may recoup reduced fees and expenses within three years at the time of recoupment.

Metropolitan West Intermediate Bond Fund

M-Class (MWIMX), I-Class (MWIIX)

The MetWest Intermediate Bond Fund – I Class (“Fund”) gained 0.42% (net of fees) for the one-year period ended March 31, 2018, outpacing the Barclays Intermediate Government/Credit Index by 7 basis points. Drivers of outperformance included the Fund’s defensive duration position as U.S. Treasury rates rose substantially, with short rates up over 100 bps while the 5- and 10-Year yield were higher by 64 and 35 bps, respectively. The allocation to securitized products was also additive, particularly the allocation to non-agency MBS issues backed by subprime and option ARM collateral which continued to benefit from a benign fundamental backdrop and strong demand. Further contributions came from the relative overweight to floating rate government guaranteed student loans and commercial MBS as both outpaced the Aggregate Index. Meanwhile, returns were held back by an underweight to corporate credit as the sector performed well and spreads tightened to lead the Index on a duration-adjusted basis by nearly 140 bps. Finally, the portfolio experienced small contributions from the position in Japanese Government issued T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap.

Given the market backdrop, the Fund remains true to its disciplined, value-based approach, and extended duration to slightly long relative to the Index as short and intermediate rates rose considerably during the period. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. We believe that legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals – it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans and top of the capital structure Collateralized Loan Obligations (“CLOs”). With wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors which we believe are robust enough to weather the expected uptick in volatility, while building ample liquidity to take advantage of opportunities that inevitably arise in such environments. Finally, the Fund continues to hold fully currency-hedged Japanese T-bills as a higher yielding cash substitute.

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWIMX (Inception: June 30, 2003)	-1.19%	0.19%	0.55%	1.06%	4.04%	4.15%
Bloomberg Barclays Intermediate U.S. Government/Credit Index (formerly known as the Barclays Capital Intermediate U.S. Government/Credit Index)	-1.18%	0.35%	0.94%	1.25%	2.91%	3.27%
MWIIX (Inception: June 28, 2002)	-0.98%	0.43%	0.79%	1.29%	4.27%	5.08%
Bloomberg Barclays Intermediate U.S. Government/Credit Index (formerly known as the Barclays Capital Intermediate U.S. Government/Credit Index)	-1.18%	0.35%	0.94%	1.25%	2.91%	3.73%

For MWIMX, the total expense ratio is 0.70%, and the net expense ratio is 0.70%. For MWIIX, the total expense ratio is 0.45%, and the net expense ratio is 0.45%.

Annual Report March 2018 / 4

Metropolitan West Low Duration Bond Fund

M-Class (MWLDX), I-Class (MWLIX), Administrative-Class (MWLNX)

The MetWest Low Duration Bond Fund –I Class (“Fund”) gained 0.81% (net of fees) for the one-year period ended March 31, 2018, performing in line with the Merrill Lynch 1-3 Year U.S. Treasury Index. The largest contributions came from the Fund’s allocation to securitized products, particularly the allocation to non-agency MBS issues backed by subprime and option ARM collateral which continued to benefit from a benign fundamental backdrop and strong demand. Further contributions came from the relative overweight to floating rate government guaranteed student loans and commercial MBS as both outpaced the Aggregate Index. Meanwhile, the off-Index exposure to corporate credit was also beneficial as the sector performed well and spreads tightened to lead the Index on a duration-adjusted basis by nearly 140 bps. The Fund’s defensive duration position contributed on the margin as U.S. Treasury rates rose during the period, with short rates up over 100 bps while the 5-and 10-Year yield were higher by 64 and 35 bps, respectively. Finally, the portfolio experienced small contributions from the position in Japanese Government issued T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap.

Given this backdrop, the Fund remains true to its disciplined, value-based approach, and extended duration to slightly long relative to the Index as short rates rose considerably during the period. Meanwhile, sector positioning focuses on higher quality, more defensive areas of the market. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. We believe that legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals – it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans and top of the capital structure CLOs. With wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors which we believe are robust enough to weather the expected uptick in volatility, while building ample liquidity to take advantage of opportunities that inevitably arise in such environments. Finally, the Fund continues to hold fully currency-hedged Japanese T-bills as a higher yielding cash substitute.

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWLDX (Inception: March 31, 1997)	-0.31%	0.48%	0.68%	0.92%	2.53%	3.65%
ICE BofAML 1-3 Year U.S. Treasury Index (formerly known as BofA Merrill Lynch 1-3 Year U.S. Treasury Index)	-0.38%	0.03%	0.40%	0.51%	1.13%	3.21%
MWLIX (Inception: March 31, 2000)	-0.08%	0.81%	0.90%	1.16%	2.74%	3.28%
ICE BofAML 1-3 Year U.S. Treasury Index (formerly known as BofA Merrill Lynch 1-3 Year U.S. Treasury Index)	-0.38%	0.03%	0.40%	0.51%	1.13%	2.79%
MWLNX (Inception: September 22, 2009)	-0.27%	0.43%	0.59%	0.80%	—	3.25%
ICE BofAML 1-3 Year U.S. Treasury Index (formerly known as BofA Merrill Lynch 1-3 Year U.S. Treasury Index)	-0.38%	0.03%	0.40%	0.51%	—	0.84%

For MWLDX, the total expense ratio is 0.62%, and the net expense ratio is 0.62%. For MWLIX, the total expense ratio is 0.40%, and the net expense ratio is 0.40%. For MWLNX, the total expense ratio is 0.72%, and the net expense ratio is 0.72%.

Metropolitan West Strategic Income Fund

M-Class (MWSTX), I-Class (MWSIX)

The MetWest Strategic Income Bond Fund – I Class (“Fund”) returned 2.90% (net of fees) for the one-year period ended March 31, 2018, outpacing the Merrill Lynch 3-Month TBill (+200 basis points) Index by 23 basis points. The largest contributor to performance was the exposure to corporate credit as strong investor sponsorship propelled the sector to outperform duration-matched Treasuries by 210 bps during the period. In particular, the portfolio’s consumer non-cyclicals, communications, and banking credits contributed positively to performance. Additionally, the Fund’s small allocation to high yield credit was a positive as the asset class posted over 360 bps of excess return. Among securitized products, the allocation to non-agency MBS was additive (particularly bonds backed by alt-A and subprime collateral), which have benefitted from solid investor sponsorship as well as a benign fundamental environment characterized by higher home prices and improved borrower profiles. Further contributions came from the allocation to floating rate government guaranteed student loan ABS and commercial MBS holdings. Finally, given the increase in Treasury rates over the period, the impact of duration was negative.

5 / Annual Report March 2018

Given the market backdrop, the Fund remains true to its disciplined, value-based approach, reflected in a focus on higher quality, more defensive areas of the market. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. Legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals – it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans and top of the capital structure CLOs. Finally, with wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors which we believe are robust enough to weather the expected uptick in volatility, while building ample liquidity to take advantage of opportunities that inevitably arise in such environments.

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWSTX (Inception: June 30, 2003)	0.73%	2.78%	2.02%	2.17%	4.81%	4.19%
ICE BofAML 3-Month U.S. Treasury Bill Index (formerly known as BofA Merrill Lynch 3-Month U.S. Treasury Bill Index + 2%)	1.64%	3.08%	2.52%	2.33%	2.35%	3.31%
MWSIX (Inception: March 31, 2004)	0.73%	2.90%	2.31%	2.42%	5.07%	3.57%
ICE BofAML 3-Month U.S. Treasury Bill Index (formerly known as BofA Merrill Lynch 3-Month U.S. Treasury Bill Index + 2%)	1.64%	3.08%	2.52%	2.33%	2.35%	3.32%

For MWSTX, the total expense ratio is 2.09%, and the net expense ratio is 2.09%. For MWSIX, the total expense ratio is 1.84%, and the net expense ratio is 1.84%.

Metropolitan West Total Return Bond Fund

M-Class (MWTRX), I-Class (MWTIX), Administrative-Class (MWTNX), Plan-Class (MWTSX)

The MetWest Total Return Bond Fund – I Class (“Fund”) gained 1.17% (net of fees) for the one-year period ended March 31, 2018, outpacing the Bloomberg Barclays Aggregate Index by nearly 120 basis points. Drivers of outperformance included the Fund’s defensive duration position as U.S. Treasury rates rose substantially, with short rates up over 100 bps while the 5- and 10-Year yield were higher by 64 and 35 bps, respectively. The allocation to securitized products was also additive, particularly the allocation to non-agency MBS issues backed by subprime and option ARM collateral which continued to benefit from a benign fundamental backdrop and strong demand. Further contributions came from the relative overweight to floating rate government guaranteed student loans and commercial MBS as both outpaced the Aggregate Index. Meanwhile, returns were held back by an underweight to corporate credit as the sector performed well and spreads tightened to lead the Index on a duration-adjusted basis by nearly 140 bps. Finally, the portfolio experienced small contributions from the position in Japanese Government issued T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap.

Given the market backdrop, the Fund remains true to its disciplined, value-based approach and extended duration to roughly neutral relative to the Index as rates rose during the period. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. We believe that legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals – it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans and top of the capital structure CLOs. With wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors which we believe are robust enough to weather the expected uptick in volatility, while building ample liquidity to take advantage of opportunities that inevitably arise in such environments. Finally, the Fund continues to hold fully currency-hedged Japanese T-bills as a higher yielding cash substitute.

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWSTX (Inception: March 31, 1997)	-1.03%	0.94%	0.87%	1.80%	5.11%	6.12%
Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as the Barclays Capital U.S. Aggregate Bond Index)	-1.08%	1.20%	1.20%	1.82%	3.63%	5.16%
MWTIX (Inception: March 31, 2000)	-0.92%	1.17%	1.14%	2.03%	5.34%	5.94%

Annual Report March 2018 / 6

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as the Barclays Capital U.S. Aggregate Bond Index)	-1.08%	1.20%	1.20%	1.82%	3.63%	4.90%
MWTNX (Inception: December 18, 2009)	-1.09%	0.83%	0.79%	1.67%	—	4.26%
Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as the Barclays Capital U.S. Aggregate Bond Index)	-1.08%	1.20%	1.20%	1.82%	—	3.19%
MWTSX (Inception: August 1, 2011)	-0.92%	1.18%	1.18%	2.07%	—	3.55%
Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as the Barclays Capital U.S. Aggregate Bond Index)	-1.08%	1.20%	1.20%	1.82%	—	2.48%

For MWTRX, the total expense ratio is 0.67%, and the net expense ratio is 0.67%. For MWTIX, the total expense ratio is 0.44%, and the net expense ratio is 0.44%. For MWTNX, the total expense ratio is 0.79%, and the net expense ratio is 0.79%. For MWTSX, the total expense ratio is 0.38%, and the net expense ratio is 0.38%.

Metropolitan West Ultra Short Bond Fund

M-Class (MWUSX), I-Class (MWUIX)

The MetWest Ultra Short Bond Fund – I Class (“Fund”) gained 0.68% (net of fees) for the one-year period ended March 31, 2018, performing in line with the Merrill Lynch 1 Year U.S. Treasury Index. The largest contributions came from the Fund’s allocation to securitized products, particularly the allocation to non-agency MBS issues backed by subprime and option ARM collateral which continued to benefit from a benign fundamental backdrop and strong demand. Further contributions came from the relative overweight to floating rate government guaranteed student loans and commercial MBS as both outpaced the Aggregate Index. Meanwhile, the off-Index exposure to corporate credit was also beneficial as the sector performed well and spreads tightened to lead the Index on a duration-adjusted basis by nearly 140 bps. The Fund’s defensive duration position contributed on the margin as U.S. Treasury rates rose during the period, with short rates up over 100 bps while the 5- and 10-Year yield were higher by 64 and 35 bps, respectively. Finally, the portfolio experienced small contributions from the position in Japanese Government issued T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap.

Given this backdrop, the Fund remains true to its disciplined, value-based approach and extended duration to roughly neutral relative to the Index as short rates rose considerably during the period. Meanwhile, sector positioning focuses on higher quality, more defensive areas of the market. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. We believe that legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals – it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans. With wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors which we believe are robust enough to weather the expected uptick in volatility, while building ample liquidity to take advantage of opportunities that inevitably arise in such environments. Finally, the Fund continues to hold fully currency-hedged Japanese T-bills as a higher yielding cash substitute.

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWUSX (Inception: June 30, 2003)	0.15%	0.68%	0.67%	0.63%	1.41%	1.84%
ICE BofAML 1-Year U.S. Treasury Note Index (formerly known as BofA Merrill Lynch 1-Year U.S. Treasury Index)	0.27%	0.66%	0.54%	0.42%	0.71%	1.57%
MWUIX (Inception: July 31, 2004)	0.23%	1.08%	0.83%	0.79%	1.59%	1.63%
ICE BofAML 1-Year U.S. Treasury Note Index (formerly known as BofA Merrill Lynch 1-Year U.S. Treasury Index)	0.27%	0.66%	0.54%	0.42%	0.71%	1.62%

For MWUSX, the total expense ratio is 0.67%, and the net expense ratio is 0.50%. For MWUIX, the total expense ratio is 0.49%, and the net expense ratio is 0.34%.*

*The Adviser has contractually agreed to reduce certain fees and/or reimburse expenses until July 31, 2018. Furthermore, the Adviser may recoup reduced fees and expenses within three years at the time of recoupment.

7 / Annual Report March 2018

Metropolitan West Unconstrained Bond Fund

M-Class (MWCRX), I-Class (MWCIX)

The MetWest Unconstrained Bond Fund –I Class (“Fund”)gained 2.49% (net of fees) for the one-year period ended March 31, 2018, outpacing the Merrill Lynch U.S. LIBOR 3-Month Average Index by 109 basis points. The largest contributor to performance was the allocation to non-agency MBS (particularly bonds backed by alt-A and subprime collateral), which have benefitted from solid investor sponsorship as well as a benign fundamental environment characterized by higher home prices and improved borrower profiles. The exposure to corporate credit was also beneficial, as the sector outperformed duration-matched Treasuries by 210 bps during the period. In particular, the portfolio’s consumer non-cyclicals, communications, and banking credits contributed positively to performance. Additionally, the Fund’s small allocation to high yield credit was a positive as the asset class posted over 360 bps of positive excess return. Further contributions came from the allocation to floating rate government guaranteed student loan ABS and commercial MBS holdings. A small position in Japanese Government Bond (“JGB”) T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap, added to performance though the position has been reduced as the opportunity has grown less attractive. Finally, given the increase in Treasury rates over the period, the impact of duration was negative.

Given the market backdrop, the Fund remains true to its disciplined, value-based approach, reflected in a focus on higher quality, more defensive areas of the market. Securitized products, which offer opportunities for attractive risk-adjusted returns, remain an emphasis and positioning favors high quality, more senior issues. Legacy non-agency MBS remains one of the most attractive sectors given the improving fundamentals – it is one of the few places where leverage is decreasing rather than the opposite. Among CMBS, exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals to avoid the deteriorating underwriting challenges faced by current vintage non-agency CMBS. Consistent with this defensive posture, the Fund’s ABS allocation favors sectors that offer strong structures and solid collateral such as federally guaranteed student loans and top of the capital structure CLOs. Finally, with wariness of embedded risks in the corporate credit market, the Fund emphasizes more defensive sectors which we believe are robust enough to weather the expected uptick in volatility, while building ample liquidity to take advantage of opportunities that inevitably arise in such environments. Finally, the Fund continues to hold fully currency-hedged Japanese T-bills as a higher yielding cash substitute.

	Performance Through March 31, 2018
	6 Months (Cumulative)	1 Year (Annualized)	3 Year (Annualized)	5 Year (Annualized)	10 Year (Annualized)	Since Inception (Annualized)
MWCRX (Inception: October 1, 2011)	0.23%	2.18%	2.07%	2.36%	—	5.62%
ICE BofAML U.S. Dollar 3-Month Deposit Offered Rate Average Index (formerly known as BofA Merrill Lynch U.S. LIBOR 3-Month Average Index)	0.78%	1.40%	0.86%	0.61%	—	0.57%
MWCIX (Inception: October 1, 2011)	0.38%	2.49%	2.39%	2.65%	—	5.89%
ICE BofAML U.S. Dollar 3-Month Deposit Offered Rate Average Index (formerly known as BofA Merrill Lynch U.S. LIBOR 3-Month Average Index)	0.78%	1.40%	0.86%	0.61%	—	0.57%

For MWCRX, the total expense ratio is 1.04%, and the net expense ratio is 1.04%. For MWCIX, the total expense ratio is 0.73%, and the net expense ratio is 0.73%.

A Disciplined Value Philosophy

While it should never be surprising when volatility comes back to the markets, the early part of 2018 will be seen as yet another example of when some aggressive risk-seeking investors were caught off-guard and experienced sizable losses. Though the numbers were few and the affected strategies esoteric – leveraged bets on volatility indexes – the behavior is merely an extension of what we see as investor complacency more generally. Our approach remains unchanged, steeped in fundamental analysis and abundantly aware of the asymmetric risks faced by bond investors. That recognition drives a full-cycle approach that values not only the return driver of income generation, but a principal protection focus that preserves capital. Most importantly, our discipline to vary the risk budgets in accordance with market conditions and valuations, we believe, has delivered and will continue to deliver to our investors.

Annual Report March 2018 / 8

Thank you again for your investment in the Metropolitan West Funds. We look forward to continuing to assist you in the achievement of your financial goals.

Sincerely,

David B. Lippman

President and Principal Executive Officer of the Trust

Metropolitan West Funds

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

Bond Funds have similar interest rates, issues, and credit risks as those associated with the underlying bonds in their portfolio, all of which could reduce a Fund’s value. As interest rates rise, the value of a Bond Fund can decline and an investor can lose principal. Additional risks to the Funds include derivatives risk, foreign securities risk, asset-backed securities investment risk, and prepayment risk. The High Yield Bond Fund purchases more speculative bonds, which are subject to greater risks than higher rated bonds, including “leverage risk”. The Strategic Income Fund engages in sophisticated investment strategies, and is subject to short sales and leverage risks. The AlphaTrak 500 trades futures and derivative contracts. These Funds may not be suitable for all investors.

Derivatives risk refers to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset. Foreign securities risk refers to the risk that the value of a Fund’s investments in foreign securities may decline based on changes to currency values, or political and economic environments in the countries where the Fund invests. Asset-backed securities investment risk refers to the risk that the impairment of the value of the collateral underlying the security in which a Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. Prepayment risk refers to the possibility that falling interest rates may cause the underlying loans to pay off at a faster than expected rate. This tends to reduce returns since the funds prepaid will have to be reinvested at the then lower prevailing rates. Short sale risk refers to the limited ability of a Fund to sell a debt or equity security short (without owning it) and to borrow the same security from a broker or other institution to complete the sale. If the value of the short sale increases, a Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. Leverage risk refers to the limited ability of a Fund to borrow from broker-dealers or other institutions to leverage a transaction, provided that the borrowing is fully-collateralized. The Fund’s assets may change in value while the borrowing is outstanding, which could create interest expenses that can exceed the income from the assets retained.

The views and forecasts expressed here are as of April 2018, are subject to change without notice and may not come to pass. Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors.

This report must be preceded or accompanied by a prospectus.

9 / Annual Report March 2018

Metropolitan West Funds

Illustration of an Assumed Investment of $10,000

The graphs below illustrate the assumed investment of $10,000 for each of the Metropolitan West Funds. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained at www.mwamllc.com. Returns are due in part to market conditions which may not be repeated in the future. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Unlike an index, the Fund’s total returns are reduced by transaction costs, taxes, management fees and other expenses.

Metropolitan West AlphaTrak 500 Fund

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West AlphaTrak 500 Fund with the performance of the S&P 500 Index. The one year and average annual 10 year total returns for the Metropolitan West AlphaTrak 500 Fund were 12.52% and 10.56%, respectively. The graph assumes that distributions were reinvested.

Metropolitan West Floating Rate Income Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Floating Rate Income Fund Class M with the performance of the S&P/LSTA Leveraged Loan Index. The one year and average annual since inception total returns for the Metropolitan West Floating Rate Income Fund Class M were 3.61% and 3.68%, respectively. The inception date for Class M was June 28, 2013. The graph assumes that distributions were reinvested.

Annual Report March 2018 / 10

The inception date for the Metropolitan West Floating Rate Income Fund Class I was June 28, 2013. The one year and average annual since inception total returns for the Metropolitan West Floating Rate Income Fund Class I were 3.72% and 3.86%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Floating Rate Income Fund Class I shares would have been valued at $11,976.

Metropolitan West High Yield Bond Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West High Yield Bond Fund Class M with the performance of the Bloomberg Barclays U.S. Corporate High Yield Index - 2% Issuer Cap Index. The one year and average annual 10 year total returns for the Metropolitan West High Yield Bond Fund Class M were 3.01% and 6.94%, respectively. The graph assumes that distributions were reinvested.

For the Metropolitan West High Yield Bond Fund Class I, the one year and average annual 10 year total returns for the Metropolitan West High Yield Bond Fund Class I were 3.27% and 7.20%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West High Yield Bond Fund Class I shares would have been valued at $20,044.

Metropolitan West Intermediate Bond Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Intermediate Bond Fund Class M with the performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index. The one year and average annual 10 year total returns for the Metropolitan West Intermediate Bond Fund Class M were 0.19% and 4.04%, respectively. The graph assumes that distributions were reinvested.

11 / Annual Report March 2018

For the Metropolitan West Intermediate Bond Fund Class I, the one year and average annual 10 year total returns total returns for the Metropolitan West Intermediate Bond Fund Class I were 0.43% and 4.27%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Intermediate Bond Fund Class I shares would have been valued at $15,185.

Metropolitan West Low Duration Bond Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class M with the performance of the ICE BofAML 1-3 Year U.S. Treasury Index. The one year and average annual 10 year total returns for the Metropolitan West Low Duration Bond Fund Class M were 0.48% and 2.53%, respectively. The graph assumes that distributions were reinvested.

For the Metropolitan West Low Duration Bond Fund Class I, the one year and average annual 10 year total returns for the Metropolitan West Low Duration Bond Fund Class I were 0.81% and 2.74%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Low Duration Bond Fund Class I shares would have been valued at $13,099.

The inception date for the Metropolitan West Low Duration Bond Fund Administrative Class was September 22, 2009. The one year and average annual since inception total returns for the Metropolitan West Low Duration Bond Fund Administrative Class were 0.43% and 3.25%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Low Duration Bond Fund Administrative Class shares would have been valued at $13,135.

Annual Report March 2018 / 12

Metropolitan West Strategic Income Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Strategic Income Fund Class M with the performance of the ICE BofAML 3-Month U.S. Treasury Bill Index. The one year and average annual 10 year total returns for the Metropolitan West Strategic Income Fund Class M were 2.78% and 4.81%, respectively. The graph assumes that distributions were reinvested.

For the Metropolitan West Strategic Income Fund Class I, the one year and average annual 10 year total returns for the Metropolitan West Strategic Income Fund Class I were 2.90% and 5.07%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Strategic Income Fund Class I shares would have been valued at $16,396.

Metropolitan West Total Return Bond Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund Class M with the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. The one year and average annual 10 year total returns for the Metropolitan West Total Return Bond Fund Class M were 0.94% and 5.11%, respectively. The graph assumes that distributions were reinvested.

For the Metropolitan West Total Return Bond Fund Class I, the one year and average annual 10 year total returns for the Metropolitan West Total Return Bond Fund Class I were 1.17% and 5.34%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Total Return Bond Fund Class I shares would have been valued at $16,829.

13 / Annual Report March 2018

The inception date for the Metropolitan West Total Return Bond Fund Administrative Class was December 18, 2009. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Administrative Class were 0.83% and 4.26%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Total Return Bond Fund Administrative Class shares would have been valued at $14,124.

The inception date for the Metropolitan West Total Return Bond Fund Plan Class was August 1, 2011. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund Plan Class were 1.18% and 3.55%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Total Return Bond Fund Plan Class shares would have been valued at $12,623.

Metropolitan West Ultra Short Bond Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Ultra Short Bond Fund Class M with the performance of the ICE BofAML 1-Year U.S. Treasury Note Index. The one year and average annual 10 year total returns for the Metropolitan West Ultra Short Bond Fund Class M were 0.68% and 1.41%, respectively. The graph assumes that distributions were reinvested.

For the Metropolitan West Ultra Short Bond Fund Class I, the one year and average annual 10 year total returns for the Metropolitan West Ultra Short Bond Fund Class I were 1.08% and 1.59%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Ultra Short Bond Fund Class I shares would have been valued at $11,712.

Annual Report March 2018 / 14

Metropolitan West Unconstrained Bond Fund – Class M

Total Return Performance

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Unconstrained Bond Fund Class M with the performance of the ICE BofAML U.S. Dollar 3-Month Deposit Offered Rate Average Index. The one year and average annual since inception total returns for the Metropolitan West Unconstrained Bond Fund Class M were 2.18% and 5.62%, respectively. The inception date for Class M was October 1, 2011. The graph assumes that distributions were reinvested.

The inception date for the Metropolitan West Unconstrained Bond Fund Class I was October 1, 2011. The one year and average annual since inception total returns for the Metropolitan West Unconstrained Bond Fund Class I were 2.49% and 5.89%, respectively. At the end of the same period, a $10,000 investment in the Metropolitan West Unconstrained Bond Fund Class I shares would have been valued at $14,505.

15 / Annual Report March 2018

Metropolitan West Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended March 31, 2018

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (SEC) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Metropolitan West Funds do not charge any sales loads or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expense Ratio[1]	Expenses Paid During Period[2]
ALPHATRAK 500 FUND
Actual Fund Return	$1,000.00	$1,050.20	0.90%	$4.58
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
FLOATING RATE INCOME FUND
Actual Fund Return
Class M	$1,000.00	$1,020.40	0.90%	$4.51
Class I	$1,000.00	$1,020.40	0.70%	$3.51
Hypothetical 5% Return
Class M	$1,000.00	$1,020.33	0.90%	$4.51
Class I	$1,000.00	$1,021.32	0.70%	$3.51
HIGH YIELD BOND FUND
Actual Fund Return
Class M	$1,000.00	$ 996.40	0.85%	$4.21
Class I	$1,000.00	$ 997.70	0.60%	$2.97
Hypothetical 5% Return
Class M	$1,000.00	$1,020.58	0.85%	$4.26
Class I	$1,000.00	$1,021.82	0.60%	$3.01

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 (to reflect the one-half year period shown).

Annual Report March 2018 / 16

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expense Ratio[1]	Expenses Paid During Period[2]
INTERMEDIATE BOND FUND
Actual Fund Return
Class M	$1,000.00	$ 988.10	0.70%	$ 3.45
Class I	$1,000.00	$ 990.20	0.46%	$ 2.27
Hypothetical 5% Return
Class M	$1,000.00	$1,021.32	0.70%	$ 3.51
Class I	$1,000.00	$1,022.51	0.46%	$ 2.31
LOW DURATION BOND FUND
Actual Fund Return
Class M	$1,000.00	$ 996.90	0.61%	$ 3.02
Class I	$1,000.00	$ 999.20	0.40%	$ 1.98
Administrative Class	$1,000.00	$ 997.30	0.72%	$ 3.57
Hypothetical 5% Return
Class M	$1,000.00	$1,021.77	0.61%	$ 3.06
Class I	$1,000.00	$1,022.81	0.40%	$ 2.01
Administrative Class	$1,000.00	$1,021.22	0.72%	$ 3.61
STRATEGIC INCOME FUND
Actual Fund Return
Class M	$1,000.00	$1,007.30	2.35%	$11.70
Class I	$1,000.00	$1,007.30	2.10%	$10.45
Hypothetical 5% Return
Class M	$1,000.00	$1,013.14	2.35%	$11.73
Class I	$1,000.00	$1,014.38	2.10%	$10.49
TOTAL RETURN BOND FUND
Actual Fund Return
Class M	$1,000.00	$ 989.70	0.67%	$ 3.31
Class I	$1,000.00	$ 990.80	0.44%	$ 2.17
Administrative Class	$1,000.00	$ 989.10	0.78%	$ 3.85
Plan Class	$1,000.00	$ 990.80	0.37%	$ 1.83
Hypothetical 5% Return
Class M	$1,000.00	$1,021.47	0.67%	$ 3.36
Class I	$1,000.00	$1,022.61	0.44%	$ 2.21
Administrative Class	$1,000.00	$1,020.93	0.78%	$ 3.91
Plan Class	$1,000.00	$1,022.96	0.37%	$ 1.86

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 (to reflect the one-half year period shown).

17 / Annual Report March 2018

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expense Ratio[1]	Expenses Paid During Period[2]
ULTRA SHORT BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,001.50	0.50%	$2.48
Class I	$1,000.00	$1,002.30	0.34%	$1.69
Hypothetical 5% Return
Class M	$1,000.00	$1,022.32	0.50%	$2.51
Class I	$1,000.00	$1,023.11	0.34%	$1.71
UNCONSTRAINED BOND FUND
Actual Fund Return
Class M	$1,000.00	$1,002.30	1.05%	$5.21
Class I	$1,000.00	$1,003.80	0.74%	$3.68
Hypothetical 5% Return
Class M	$1,000.00	$1,019.59	1.05%	$5.26
Class I	$1,000.00	$1,021.12	0.74%	$3.71

[1]	Annualized, based on the Fund’s most recent fiscal half-year expenses.
[2]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 (to reflect the one-half year period shown).

Annual Report March 2018 / 18

Metropolitan West Funds

Summary of Portfolio Holdings

March 31, 2018

These tables are provided to give you a quick reference to the composition of each Fund. The “Sector Diversification” table is a percentage of net assets. We hope that this information enhances your understanding of the different kinds of investments in the Funds.

ALPHATRAK 500 FUND
Sector Diversification
Corporate Bonds	41.74%
U.S. Treasury Bills	16.07%
U.S. Treasury Notes	9.33%
Non-Agency Mortgage-Backed	6.94%
Non-Agency Commercial Mortgage-Backed	6.42%
U.S. Agency Commercial Mortgage-Backed	6.26%
Asset-Backed Securities	5.30%
U.S. Agency Mortgage-Backed	1.73%
Money Market Funds	1.26%
Mutual Funds	0.88%
Bank Loans	0.36%
Other *	3.71%
Total	100.00%

FLOATING RATE INCOME FUND
Sector Diversification
Bank Loans	87.56%
U.S. Treasury Bills	9.43%
Corporate Bonds	4.34%
Money Market Funds	4.27%
Municipal Bonds	0.17%
Other *	(5.77)%
Total	100.00%

HIGH YIELD BOND FUND
Sector Diversification
Corporate Bonds	78.63%
Bank Loans	10.67%
U.S. Treasury Securities	2.92%
U.S. Treasury Bills	2.51%
Money Market Funds	1.88%
Common Stock	1.68%
Non-Agency Mortgage-Backed	0.05%
Warrants	0.01%
Other *	1.65%
Total	100.00%

INTERMEDIATE BOND FUND
Sector Diversification
Corporate Bonds	47.21%
U.S. Treasury Securities	24.40%
U.S. Agency Mortgage-Backed	8.35%
Asset-Backed Securities	8.14%
Non-Agency Mortgage-Backed	5.27%
Municipal Bonds	1.89%
U.S. Agency Commercial Mortgage-Backed	1.67%
Non-Agency Commercial Mortgage-Backed	1.54%
Foreign Government Obligations	0.95%
Bank Loans	0.81%
Money Market Funds	0.28%
U.S. Treasury Bills	0.11%
Common Stock	0.02%
Other *	(0.64)%
Total	100.00%

LOW DURATION BOND FUND
Sector Diversification
Corporate Bonds	37.09%
U.S. Treasury Securities	26.52%
U.S. Treasury Bills	12.32%
Non-Agency Mortgage-Backed	10.68%
Money Market Funds	10.55%
U.S. Agency Commercial Mortgage-Backed	9.85%
U.S. Agency Mortgage-Backed	7.40%
Asset-Backed Securities	5.99%
Non-Agency Commercial Mortgage-Backed	1.02%
Bank Loans	0.79%
Common Stock	0.07%
Municipal Bonds	0.02%
Purchased Swaptions	0.00%
Other *	(22.30)%
Total	100.00%

19 / Annual Report March 2018

STRATEGIC INCOME FUND
Sector Diversification
Corporate Bonds	33.41%
Non-Agency Mortgage-Backed	29.51%
Asset-Backed Securities	12.70%
Non-Agency Commercial Mortgage-Backed	6.45%
U.S. Agency Mortgage-Backed	5.32%
Foreign Government Obligations	3.81%
U.S. Agency Commercial Mortgage-Backed	3.00%
U.S. Treasury Bills	2.68%
U.S. Agency Discount Notes	1.04%
Municipal Bonds	0.93%
Money Market Funds	0.79%
Bank Loans	0.19%
Other *	0.17%
Total	100.00%

TOTAL RETURN BOND FUND
Sector Diversification
Corporate Bonds	32.82%
U.S. Agency Mortgage-Backed	28.91%
U.S. Treasury Securities	24.70%
Non-Agency Mortgage-Backed	6.83%
Asset-Backed Securities	5.40%
Money Market Funds	4.44%
U.S. Agency Commercial Mortgage-Backed	1.99%
U.S. Agency Discount Notes	1.62%
Non-Agency Commercial Mortgage-Backed	1.22%
Bank Loans	0.72%
Municipal Bonds	0.66%
Foreign Government Obligations	0.65%
U.S. Treasury Bills	0.51%
Common Stock	0.03%
Other *	(10.50)%
Total	100.00%

ULTRA SHORT BOND FUND
Sector Diversification
Corporate Bonds	26.19%
U.S. Agency Mortgage-Backed	24.44%
U.S. Treasury Securities	23.22%
U.S. Treasury Bills	12.31%
Money Market Funds	12.24%
U.S. Agency Commercial Mortgage-Backed	9.23%
Foreign Government Obligations	4.72%
Non-Agency Mortgage-Backed	2.81%
Asset-Backed Securities	2.53%
Non-Agency Commercial Mortgage-Backed	0.61%
Other *	(18.30)%
Total	100.00%

UNCONSTRAINED BOND FUND
Sector Diversification
Corporate Bonds	33.90%
Non-Agency Mortgage-Backed	24.92%
Asset-Backed Securities	15.22%
Non-Agency Commercial Mortgage-Backed	8.85%
U.S. Agency Commercial Mortgage-Backed	6.89%
U.S. Agency Mortgage-Backed	4.53%
Money Market Funds	1.98%
Foreign Government Obligations	1.52%
Bank Loans	0.73%
Municipal Bonds	0.62%
Common Stock	0.06%
U.S. Treasury Bills	0.06%
Other *	0.72%
Total	100.00%

* Includes cash and equivalents, futures, foreign currency exchange contracts, swaps, pending trades, fund share transactions, interest and dividends receivable and accrued expenses payable.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ most recent Form N-Q was filed for the quarter ended December 31, 2017. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Report March 2018 / 20

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 78.08%
ASSET-BACKED SECURITIES — 5.30%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.57%	07/25/56	[1,2]	$23,076	$23,268
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.24%	01/25/35	[1,2]	19,214	18,993
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.14%	02/25/35	[1]	15,000	15,330
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.75%	10/27/36	[1]	15,000	15,178
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.40%	04/25/35	[1]	4,954	4,968
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.92%	03/25/36	[1]	48,466	48,714
Navient Student Loan Trust, Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
2.37%	09/27/66	[1,2]	100,000	100,586
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.20%	06/25/41	[1,2]	23,385	23,489
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.65%	10/25/41	[1]	15,000	15,152
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
2.51%	01/29/46	[1]	10,000	9,905
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
2.66%	10/28/43	[1,2]	4,773	4,718
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	103,076	103,342
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.67%	12/15/25	[1,2]	92,527	93,035

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
2.01%	10/27/25	[1]	$100,000	$99,900
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
2.30%	01/25/28	[1]	84,557	84,908
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.13%	10/25/24	[1]	75,721	75,792
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.25%	04/25/23	[1]	116,723	119,228
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.39%	03/25/26	[1]	81,680	81,946
SLM Student Loan Trust, Series 2011-2, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.47%	11/25/27	[1]	13,013	13,100
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.42%	06/25/43[1]		9,569	9,594
Total Asset-Backed Securities (Cost $955,523)				961,146
BANK LOANS — 0.36%*
Industrials — 0.18%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.06%	03/02/20[1,3,4]		32,644	32,613
Information Technology — 0.18%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.38%	12/31/18	[1]	33,691	33,703
Total Bank Loans
(Cost $66,393)				66,316
CORPORATES — 41.74%*
Automotive — 0.28%
General Motors Co.
3.50%	10/02/18		50,000	50,079
Banking — 9.07%
Bank of America Corp.
3.00%	12/20/23	[2,5]	91,000	89,316

See accompanying notes to Schedule of Portfolio Investments.

21 / Annual Report March 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp. (MTN)
5.65%	05/01/18		$160,000	$160,373
6.88%	04/25/18		225,000	225,612
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		100,000	99,650
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,6]	115,000	115,593
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.29%)
2.06%	02/01/21	[1]	250,000	250,168
Macquarie Bank Ltd. (Australia)
2.60%	06/24/19	[2,6]	50,000	49,799
PNC Bank N.A. (BKNT)
1.95%	03/04/19		250,000	248,565
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[6]	60,000	59,821
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		100,000	98,463
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		250,000	247,904

				1,645,264
Communications — 1.67%
21st Century Fox America, Inc.
7.25%	05/18/18		100,000	100,582
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[2]	10,000	9,437
Intelsat Jackson Holdings SA (Luxembourg)
9.75%	07/15/25	[2,6]	2,000	1,873
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[6]	35,000	35,627
Time Warner Cable LLC
6.75%	07/01/18		155,000	156,470

				303,989
Consumer Discretionary — 2.76%
Altria Group, Inc.
9.70%	11/10/18		70,000	72,905
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19		75,000	79,821
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	50,000	49,963
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,6]	115,000	114,840
Beam Suntory, Inc.
1.75%	06/15/18		75,000	74,853

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Central Garden & Pet Co.
5.13%	02/01/28		$6,000	$5,700
Constellation Brands, Inc.
2.00%	11/07/19		50,000	49,331
Molson Coors Brewing Co.
1.45%	07/15/19		55,000	54,166

				501,579
Consumer Products — 0.22%
Newell Brands, Inc.
2.60%	03/29/19		40,000	39,931
Electric — 2.88%
Consumers Energy Co.
5.65%	09/15/18		100,000	101,350
DTE Energy Co.
2.40%	12/01/19		50,000	49,437
Jersey Central Power & Light Co.
7.35%	02/01/19		100,000	103,541
NextEra Energy Operating Partners LP
4.50%	09/15/27	[2]	4,000	3,800
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	15,241
Progress Energy, Inc.
7.05%	03/15/19		70,000	72,771
Southwestern Electric Power Co.
6.45%	01/15/19		50,000	51,389
Vectren Utility Holdings, Inc.
5.75%	08/01/18		75,000	75,787
Wisconsin Public Service Corp.
1.65%	12/04/18		50,000	49,700

				523,016
Energy — 0.79%
ONE Gas, Inc.
2.07%	02/01/19		60,000	59,554
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
2.37%	04/15/19	[1,2]	80,000	80,023
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23[2]		4,000	3,870

				143,447
Finance — 7.29%
Air Lease Corp.
2.63%	09/04/18		75,000	74,958
American Express Co.
1.55%	05/22/18		40,000	39,965
American Express Credit Corp. (MTN)
1.80%	07/31/18		30,000	29,932

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 22

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
1.70%	04/27/18		$25,000	$24,987
2.05%	12/07/18		50,000	49,797
2.50%	09/26/18		45,000	45,001
6.13%	05/15/18		100,000	100,388
8.50%	05/22/19		50,000	53,171
Daimler Finance North America LLC
1.75%	10/30/19	[2]	50,000	49,091
Ford Motor Credit Co. LLC
2.24%	06/15/18		25,000	24,980
5.00%	05/15/18		75,000	75,201
General Motors Financial Co., Inc.
2.35%	10/04/19		50,000	49,559
3.25%	05/15/18		20,000	20,008
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		100,000	104,045
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		125,000	124,226
6.15%	04/01/18		15,000	15,000
Goldman Sachs Group, Inc. (The) (MTN)
(LIBOR USD 3-Month plus 1.10%)
2.94%	11/15/18	[1]	25,000	25,106
International Lease Finance Corp.
7.13%	09/01/18	[2]	100,000	101,525
Morgan Stanley (GMTN)
6.63%	04/01/18		115,000	115,000
(LIBOR USD 3-Month plus 0.55%)
2.29%	02/10/21	[1]	50,000	50,041
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.63%	02/14/20	[1]	150,000	150,474

				1,322,455

Food — 1.38%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.65%	03/16/20	[1]	50,000	50,014
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.83%	10/09/20	[1]	60,000	60,065
Kraft Heinz Foods Co.
6.13%	08/23/18		15,000	15,195
(LIBOR USD 3-Month plus 0.42%)
2.22%	08/09/19	[1]	75,000	75,137
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
2.34%	08/21/20	[1]	50,000	50,024

				250,435

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 3.99%
Abbott Laboratories
2.35%	11/22/19		$32,000	$31,740
Anthem, Inc.
2.25%	08/15/19		75,000	74,304
Baxalta, Inc.
2.00%	06/22/18		10,000	9,991
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	35,000	34,756
Becton Dickinson and Co.
2.68%	12/15/19		50,000	49,897
Boston Scientific Corp.
6.00%	01/15/20		45,000	47,277
CHS/Community Health Systems, Inc.
6.25%	03/31/23		6,000	5,557
CVS Health Corp.
2.25%	12/05/18		125,000	124,480
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	75,000	77,422
6.50%	09/15/18	[2]	35,000	35,529
Hologic, Inc.
4.63%	02/01/28	[2]	2,000	1,918
Humana, Inc.
2.63%	10/01/19		50,000	49,753
Roche Holdings, Inc.
2.25%	09/30/19	[2]	75,000	74,669
Tenet Healthcare Corp.
4.63%	07/15/24	[2]	10,000	9,650
Universal Health Services, Inc.
3.75%	08/01/19	[2]	40,000	40,025
Valeant Pharmaceuticals International, Inc.
9.25%	04/01/26	[2]	8,000	8,010
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[2,6]	5,000	4,444
6.13%	04/15/25	[2,6]	6,000	5,190
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.93%	03/19/21	[1]	40,000	40,054

				724,666

Industrials — 2.16%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	50,000	52,090
Bemis Co., Inc.
6.80%	08/01/19		50,000	52,487
Clean Harbors, Inc.
5.13%	06/01/21		6,000	6,090
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)

See accompanying notes to Schedule of Portfolio Investments.

23 / Annual Report March 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
2.17%	05/05/26	[1]	$30,000	$28,723
(LIBOR USD 3-Month plus 0.48%)
2.32%	08/15/36	[1]	75,000	63,841
Itron, Inc.
5.00%	01/15/26	[2]	6,000	5,927
L3 Technologies, Inc.
5.20%	10/15/19		60,000	61,827
United Technologies Corp.
(STEP-reset date 05/04/18)
1.78%	05/04/18		35,000	34,971
WestRock RKT Co.
4.45%	03/01/19		85,000	86,240

				392,196

Information Technology — 1.12%
Analog Devices, Inc.
2.85%	03/12/20		40,000	39,953
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		35,000	34,527
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	25,000	25,120
QUALCOMM, Inc.
1.85%	05/20/19		100,000	99,323
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[2]	4,000	3,920

				202,843

Insurance — 0.44%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.73%	03/29/21	[1]	30,000	30,055
Pricoa Global Funding I
1.45%	09/13/19	[2]	50,000	49,027

				79,082

Materials — 0.76%
Dow Chemical Co. (The)
8.55%	05/15/19		50,000	53,194
Georgia-Pacific LLC
2.54%	11/15/19	[2]	50,000	49,654
Monsanto Co.
2.13%	07/15/19		35,000	34,732

				137,580

Real Estate Investment Trust (REIT) — 5.04%
American Campus Communities Operating Partnership LP
3.35%	10/01/20		50,000	50,048

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Tower Corp.
3.40%	02/15/19		$75,000	$75,392
Boston Properties LP
5.63%	11/15/20		15,000	15,894
5.88%	10/15/19		75,000	77,915
HCP, Inc.
2.63%	02/01/20		100,000	99,056
3.75%	02/01/19		50,000	50,381
Highwoods Realty LP
7.50%	04/15/18		95,000	95,142
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		6,000	5,657
SBA Communications Corp.
4.00%	10/01/22	[2]	10,000	9,625
SL Green Realty Corp.
5.00%	08/15/18		140,000	140,612
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		50,000	49,616
VEREIT Operating Partnership LP
3.00%	02/06/19		55,000	55,001
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	115,000	114,478
Welltower, Inc.
4.13%	04/01/19		75,000	75,814

				914,631

Retail — 0.52%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,6]	50,000	49,435
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		45,000	44,792

				94,227

Services — 0.96%
Moody’s Corp.
(LIBOR USD 3-Month plus 0.35%)
2.37%	09/04/18	[1]	50,000	50,042
Republic Services, Inc.
3.80%	05/15/18		125,000	125,164

				175,206

Transportation — 0.41%
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		30,660	32,336

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 24

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		$39,934	$42,424

				74,760

Total Corporates
(Cost $7,599,889)				7,575,386

MORTGAGE-BACKED — 21.35%**
Non-Agency Commercial Mortgage-Backed — 6.42%
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class E
5.26%	02/13/42	[2,5]	67,342	67,349
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.74%	07/10/38	[5]	17,274	17,492
Commercial Mortgage Trust, Series 2012-CR4, Class XA
1.79%	10/15/45	[3,4,5]	380,273	22,858
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A2
4.53%	11/10/46	[2]	15,595	15,760
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[2]	40,000	40,446
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[2]	16,633	16,877
GS Mortgage Securities Trust, Series 2013-GC13, Class A2
2.81%	07/10/46		4,531	4,528
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[2]	5,527	5,406
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%	08/15/46		71,068	71,179
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2
2.98%	11/15/45		20,466	20,472
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2
3.00%	01/15/47		46,408	46,424
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2
3.09%	07/15/48		120,000	120,213
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3,
Class A3
4.39%	02/15/46	[2]	3,166	3,183

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13,
Class ASB
3.41%	01/15/46		$52,709	$53,235
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16,
Class A2
3.07%	12/15/46		62,198	62,277
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX,
Class A3
3.14%	06/15/45		106,921	107,072
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL (IO)
0.43%	09/15/39	[2,3,4,5]	1,644,963	9,775
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A3
2.83%	08/15/45		127,548	126,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.09%	08/15/46		113,512	113,605
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		81,005	82,280
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3
4.00%	03/15/44	[2]	94,580	95,356
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A2
1.96%	05/15/45		2,455	2,452
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2
3.22%	09/15/46		60,701	60,794

				1,165,709

Non-Agency Mortgage-Backed — 6.94%
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class M2
(LIBOR USD 1-Month plus 0.71%)
2.58%	05/25/35	[1]	32,117	31,971
Asset-Backed Funding Certificates, Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.14%)
2.01%	09/25/36	[1]	40,340	39,755
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
2.11%	07/20/36	[1]	63,452	63,883
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.68%	05/27/37	[2,5]	3,222	3,227
BCAP LLC Trust, Series 2012-RR11, Class 2A3

See accompanying notes to Schedule of Portfolio Investments.

25 / Annual Report March 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
1.74%	08/26/36	[2,5]	$73,047	$73,196
BCAP LLC Trust, Series 2014-RR1, Class 3A3
(LIBOR USD 1-Month plus 0.16%)
1.78%	03/26/37	[1,2]	74,691	73,991
Bear Stearns ALT-A Trust, Series 2004-11, Class 1A1
(LIBOR USD 1-Month plus 0.68%)
2.55%	11/25/34	[1]	9,761	9,735
Centex Home Equity Loan Trust, Series 2002-C, Class AF4
(STEP-reset date 04/25/18)
4.98%	06/25/31		7,399	7,441
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)
2.38%	01/25/36	[1]	23,718	23,787
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
(Federal Reserve US 12-Month Cumulative
Average plus 1.10%)
2.38%	08/25/35	[1]	24,201	15,723
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.77%	10/25/47	[1]	119,593	119,071
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.47%	05/25/35	[1]	85,402	79,777
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[2]	295	297
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 04/25/18)
3.95%	01/25/33		14,136	14,306
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
2.89%	11/25/33	[1]	17,877	17,515
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A (LIBOR USD 1-Month plus 0.37%)
2.18%	07/19/44	[1]	5,519	5,512
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.15%	03/25/36	[1]	120,000	118,205

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.90%	04/19/36	[5]	$99,677	$93,696
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
3.93%	07/19/35	[5]	4,764	4,586
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
2.73%	08/25/34	[1]	9,616	8,822
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
2.03%	06/25/36	[1]	59,880	59,478
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
2.43%	10/25/34	[1]	100,360	100,640
Option One Mortgage Loan Trust, Series 2005-5, Class A3
(LIBOR USD 1-Month plus 0.21%)
2.08%	12/25/35	[1]	24,611	24,666
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	858
Soundview Home Loan Trust, Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.20%	03/25/36	[1]	80,583	79,645
Structured Asset Investment Loan Trust, Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.59%	07/25/35	[1]	5,998	6,015
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,3,4]	3,315,808	45,167
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus 1.40%)
2.68%	06/25/42	[1]	4,879	4,713
Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.55%	10/25/35	[1]	97,874	97,837
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
3.45%	09/25/33	[5]	28,682	29,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class AI
3.70%	07/25/34	[5]	6,934	6,925

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 26

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
				$1,259,533

U.S. Agency Commercial Mortgage-Backed — 6.26%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
1.93%	04/25/20	[1]	$2,564	2,559
Fannie Mae-Aces, Series 2012-M2, Class X
0.69%	02/25/22	[5]	121,734	2,555
Fannie Mae-Aces, Series 2013-M13, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.22%	05/25/18	[1]	10,183	10,185
Fannie Mae-Aces, Series 2013-M14, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.22%	08/25/18	[1]	10,667	10,674
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[5]	17,186	17,161
Fannie Mae-Aces, Series 2014-M8, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.84%	05/25/18	[1]	3,896	3,892
Fannie Mae-Aces, Series 2016-M9, Class FA
(LIBOR USD 1-Month plus 0.59%)
2.18%	09/25/23	[1]	34,460	34,732
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.03%	08/25/24	[1]	49,996	50,095
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		76,571	76,261
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A4
5.05%	01/25/19		149,521	151,080
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A5
5.09%	03/25/19		100,000	101,607
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		145,000	148,471
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.35%)
2.02%	09/25/21	[1]	$7,532	$7,540
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
1.97%	01/25/22	[1]	58,933	59,003
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	05/25/22	[1]	64,458	64,556
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	07/25/22	[1]	80,649	80,801
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ02, Class A2
2.60%	09/25/20		94,693	94,295
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A (LIBOR USD 1-Month plus 0.32%)
2.18%	02/25/20	[1]	110,000	110,248
Ginnie Mae, Series 2010-141, Class B
2.72%	02/16/44		107,537	106,140
Ginnie Mae, Series 2011-142, Class A
2.34%	10/16/40		3,306	3,287

				1,135,142

U.S. Agency Mortgage-Backed — 1.73%
Fannie Mae Pool 468769
3.42%	09/01/18		35,503	35,525
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
3.24%	12/01/34	[1]	2,964	3,021
Fannie Mae Pool AD0149
5.29%	06/01/18		5,983	5,989
Fannie Mae Pool AL0851
6.00%	10/01/40		5,111	5,709
Fannie Mae Pool AM7028
(LIBOR USD 1-Month plus 0.24%)
1.91%	10/01/19	[1]	195,000	195,013
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50%	11/25/23	[1]	42,094	5,471
Fannie Mae REMICS, Series 2003-11, Class FA

See accompanying notes to Schedule of Portfolio Investments.

27 / Annual Report March 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 1.00%)
2.87%	09/25/32	[1]	$10,080	$10,323
Fannie Mae REMICS, Series 2008-47, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.37%	06/25/38	[1]	1,473	1,475
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.27%	10/25/40	[1]	8,750	8,772
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		364	375
Freddie Mac REMICS, Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
2.68%	01/15/33	[1]	9,654	9,834
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		2,580	2,580
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.28%	06/15/42	[1]	30,389	30,702

				314,789

Total Mortgage-Backed
(Cost $3,920,209)				3,875,173

U.S. TREASURY SECURITIES — 9.33%
U.S. Treasury Notes — 9.33%
U.S. Treasury Notes
1.88%	12/15/20		1,715,000	1,693,228

Total U.S. Treasury Securities
(Cost $1,710,371)

Total Bonds – 78.08%
(Cost $14,252,385)				14,171,249

Issues			Shares	Value
MUTUAL FUNDS — 0.88%
Mutual Funds — 0.88%
SPDR S&P500 ETF Trust[7]			605	159,206
Total Mutual Funds
(Cost $162,895)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 17.33%
Money Market Funds — 1.26%
Dreyfus Government Cash Management Fund
1.54%[8]		$149,000	$149,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[8]		79,000	79,000

			228,000

U.S. Treasury Bills — 16.07%
U.S. Treasury Bills
1.25%[9]	04/26/18	400,000	399,574
1.32%[9]	05/03/18	250,000	249,651
1.44%[9,10]	06/14/18	820,000	817,252
1.52%[9]	07/05/18	640,000	637,150
1.52%[9]	07/12/18	518,000	515,478
1.80%[9]	07/19/18	300,000	298,435

			2,917,540

Total Short-Term Investments
(Cost $3,145,904)			3,145,540

Total Investments – 96.29%
(Cost $17,561,184)			17,475,995

Cash and Other Assets, Less
Liabilities – 3.71%			672,652

Net Assets – 100.00%			$18,148,647

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2018.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $110,413, which is 0.61% of total net assets.

[5]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[7]	SPDR S &P 500 ETF Trust (the “S &P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S &P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S &P 500 Index”). Each unit of fractional undivided interest in the S &P 500 ETF is referred to as a “Unit”. The S &P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S &P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https:// us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 28

AlphaTrak 500 Fund

Schedule of Portfolio Investments

March 31, 2018

[8]	Represents the current yield as of March 31, 2018.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $817,245.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only (JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(SPDR): Standard and Poor’s Depositary Receipts

(STEP): Step coupon bond

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty		Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
JPY 40,000,000	USD 360,860	Goldman Sachs International		04/09/18	$ (396)
USD 376,763	JPY 40,000,000	Goldman Sachs International		04/09/18	(15,507)
NET UNREALIZED (DEPRECIATION)					$(15,903)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E Mini Index	135	06/29/18	$17,831,813	$(994,534)	$(994,534)

See accompanying notes to Schedule of Portfolio Investments.

29 / Annual Report March 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.07%
BANK LOANS — 87.56%*
Automotive — 0.40%
Goodyear Tire & Rubber Co. (The), Term Loan, 2nd Lien
(LIBOR plus 2.00%)
3.71%	03/07/25	[1]	$1,000,000	$1,005,415

Communications — 11.99%
Altice Financing SA, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.47%	01/31/26	[1]	997,500	982,542
Beasley Mezzanine Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.79%	11/01/23	[1]	493,333	495,800
CenturyLink, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	01/31/25	[1]	997,500	982,852
Charter Communications Operating LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	04/30/25	[1]	1,995,000	2,004,656
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.04%	07/17/25	[1]	621,838	620,934
Entercom/CBS Radio, Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
4.62%	11/17/24	[1]	748,125	752,801
GoWireless, Inc., Term Loan B, 1st Lien
(LIBOR plus 6.50%)
8.38%	12/22/24	[1]	740,625	739,699
GTT Communications, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.19%	01/09/24	[1]	1,481,250	1,486,249
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.46%	01/02/24	[1,2]	500,000	515,355
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[2]	500,000	507,293
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.56%	03/14/25	[1]	1,450,000	1,454,988
LSF9 Atlantis Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 6.00%)
7.69%	04/21/23	[1]	735,938	734,403
MacDonald Dettwiler & Associates Ltd., Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 2.75%)
4.63%	10/04/24	[1]	$1,496,250	$1,500,739
Mediarena Acquisition BV, Term Loan, 1st Lien
(LIBOR plus 5.75%)
7.44%	08/13/21	[1]	315,006	316,074
Merrill Communications LLC, Term Loan, 1st Lien
(LIBOR plus 5.25%)
7.02%	06/01/22	[1]	437,496	442,965
Mission Broadcasting, Inc., Term Loan, 1st Lien
(LIBOR plus 2.50%)
4.16%	01/17/24	[1]	41,845	42,024
New Insight Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.86%	12/20/24	[1]	498,750	496,413
Nexstar Broadcasting Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.16%	01/17/24	[1]	325,033	326,421
Radiate Holdco LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.88%	02/01/24	[1]	997,481	992,982
Sable International Finance Ltd., Term Loan B4, 1st Lien
(LIBOR plus 3.25%)
5.13%	02/02/26	[1]	500,000	502,015
Sinclair Broadcast Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50%	12/12/24	[1]	500,000	502,813
Sinclair Broadcast Group, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
4.13%	01/03/24	[1]	1,965,156	1,976,210
Springer Science & Business Media GMBH, Term Loan B13, 1st Lien
(LIBOR plus 3.50%)
5.38%	08/15/22	[1]	944,363	949,084
Tribune Media Co., Term Loan B, 1st Lien (LIBOR plus 3.00%)
4.88%	12/27/20	[1]	41,215	41,310
Tribune Media Co., Term Loan C, 1st Lien
(LIBOR plus 3.00%)
4.88%	01/27/24	[1]	513,695	514,766
Unitymedia Finance LLC, Term Loan D, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 30

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 2.25%)
4.03%	01/15/26	[1]	$1,500,000	$1,500,210
Univision Communications, Inc., Term Loan C5, 1st Lien
(LIBOR plus 2.75%)
4.63%	03/15/24	[1]	2,576,214	2,538,923
UPC Financing Partnership, Term Loan AR, 1st Lien
(LIBOR plus 2.50%)
4.28%	01/15/26	[1]	1,500,000	1,505,895
Virgin Media Bristol LLC, Term Loan K, 1st Lien
(LIBOR plus 2.50%)
4.28%	01/15/26	[1]	1,000,000	1,006,250
WideOpenWest Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.10%	08/18/23	[1]	1,946,062	1,908,367
Windstream Services LLC, Term Loan B6, 1st Lien
(LIBOR plus 4.00%)
5.81%	03/29/21	[1]	1,323,075	1,276,218
Windstream Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.06%	02/17/24	[1]	592,474	532,859
Ziggo Secured Finance, Term Loan E, 1st Lien
(LIBOR plus 2.50%)
4.28%	04/15/25	[1]	250,000	248,529

				30,398,639

Consumer Discretionary — 8.34%
AI Aqua Zip Bidco Pty Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	12/13/23	[1]	1,496,250	1,504,203
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.38%	09/26/24	[1]	497,500	464,914
Arterra Wines Canada, Inc., Term Loan B1, 1st Lien (Canada)
(LIBOR plus 2.75%)
4.95%	12/15/23	[1,2]	1,975,000	1,984,263
Burlington Coat Factory Warehouse Corp., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	11/17/24	[1]	746,250	749,328
Cineworld Finance U.S., Inc., Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
(LIBOR plus 2.50%)
4.38%	02/28/25	[1]	$1,000,000	$999,865
CityCenter Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	04/18/24	[1]	1,736,875	1,746,437
Four Seasons Hotels, Ltd., Term Loan B (LIBOR plus 2.00%)
3.88%	11/30/23	[1]	987,500	994,753
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
3.87%	10/25/23	[1]	678,455	682,794
KFC Holding Co., Term Loan B, 1st Lien (LIBOR plus 2.00%)
3.81%	06/16/23	[1]	1,477,575	1,484,047
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.72%	04/14/21	[1]	1,389,104	1,393,667
Nielsen Finance LLC, Term Loan, B4, 1st Lien
(LIBOR plus 2.00%)
3.72%	10/04/23	[1]	1,234,422	1,239,501
Petmate Holdings Co., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.52%	05/22/24	[1]	58,806	58,953
6.75%	05/22/24	[1]	439,944	441,044
PlayCore, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.20%	09/30/24	[1,3]	438,274	441,013
Refresco, Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
5.19%	01/29/25	[1]	2,000,000	2,000,000
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	02/05/23	[1]	946,670	952,458
SMG U.S. Midco 2, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.14%	01/23/25	[1]	500,000	505,000
Spin Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.08%	11/14/22	[1]	1,488,750	1,499,610
Tacala Investment Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.91%	02/03/25	[1]	500,000	503,360
Wyndham Hotels & Resorts, Inc. Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

31 / Annual Report March 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
(LIBOR plus 1.75%)
1.75%	03/28/25	[1]	$1,500,000	$1,500,000

				21,145,210

Consumer Products — 0.40%
Hoffmaster Group, Inc., Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.80%	11/21/23	[1]	987,500	1,000,772

Electric — 1.58%
Calpine Construction Finance Co. LP, Term Loan, 1st Lien
(LIBOR plus 2.50%)
4.38%	01/15/25	[1]	523,978	525,912
Calpine Corp., Term Loan B8, 1st Lien
(LIBOR plus 1.75%)
3.63%	12/31/19	[1]	247,500	247,880
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.63%	12/31/20	[1,4,5]	967,500	834,953
Moxie Liberty (Panda), Term Loan, 1st Lien
(LIBOR plus 6.50%)
8.80%	08/21/20	[1]	1,572,363	1,476,449
Panda Power Funds, Term Loan B1, 1st Lien
(LIBOR plus 5.75%)
8.05%	12/19/20	[1,4,5]	940,933	930,644

				4,015,838

Energy — 1.50%
Contura Energy, Inc., Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.88%	03/18/24	[1]	482,500	482,804
EG Group LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00%	02/07/25	[1]	1,250,000	1,248,750
EMG Utica LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.59%	03/27/20	[1,4,5]	563,382	566,906
Glass Mountain Pipeline Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.36%	12/23/24	[1]	500,000	502,187
Traverse Midstream Partners LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.85%	09/27/24	[1]	1,000,000	1,007,030

				3,807,677

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance — 7.65%
Admi Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.52%	04/29/22	[1]	$591,527	$594,485
5.63%	04/29/22	[1]	112,896	113,460
5.73%	04/29/22	[1]	282,887	284,301
Angus Chemical, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	02/02/22	[1]	405,210	406,557
ASP AMC Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.80%	04/21/24	[1]	983,440	987,437
Auris Luxembourg III SARL, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.00%)
5.30%	01/17/22	[1,2]	1,445,211	1,457,178
Black Knight InfoServ LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.19%	05/27/22	[1]	972,500	979,794
Canyon Valor Cos., Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	06/16/23	[1]	597,000	603,343
CBAC Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.88%	06/28/24	[1]	1,293,500	1,308,052
Clarivate Analytics, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.13%	10/03/23	[1,4,5]	1,468,332	1,479,213
Deerfield Holdings Corp., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.55%	02/13/25	[1]	750,000	753,563
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.05%	10/06/23	[1]	2,500,000	2,514,587
First Eagle Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.30%	12/01/22	[1]	1,743,840	1,762,368
Helix Gen Funding LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.63%	06/03/24	[1]	921,493	931,763
Midas Intermediate Holdco II LLC, Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 32

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
(LIBOR plus 2.75%)
5.05%	08/18/21	[1]	$1,470,628	$1,473,393
Telenet Financing LLC, Term Loan AL, 1st Lien
(LIBOR plus 2.50%)
4.28%	03/02/26	[1]	1,250,000	1,257,550
UFC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	08/18/23	[1]	1,481,250	1,491,085
WP Deluxe Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.55%	07/19/24	[1]	997,500	998,956

				19,397,085

Food — 2.15%
American Seafoods Group LLC, Term Loan B, 1st Lien
(PRIME plus 1.75%)
6.50%	08/21/23	[1]	16,413	16,443
(LIBOR plus 2.75%)
4.61%	08/21/23	[1]	692,614	693,913
4.62%	08/21/23	[1]	91,911	92,083
Chobani LLC, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.15%	10/10/23	[1]	987,538	993,710
Del Monte Foods, Inc., Term Loan, 1st Lien
(PRIME plus 2.25%)
7.00%	02/18/21	[1]	1,250	1,077
(LIBOR plus 3.25%)
5.15%	02/18/21	[1]	478,750	412,407
Hearthside Group Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.88%	06/02/21	[1]	987,238	992,638
Hostess Brands LLC, Term Loan, 1st Lien (LIBOR plus 2.25%)
4.13%	08/03/22	[1]	982,594	988,273
Utz Quality Foods LLC, Term Loan, 1st Lien (LIBOR plus 3.50%)
5.35%	11/13/24	[1]	1,250,000	1,264,650

				5,455,194

Gaming — 8.14%
Affinity Gaming, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	07/03/23	[1]	478,226	482,013
Amaya Holdings BV, Term Loan B, 1st Lien (Canada)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
(LIBOR plus 3.50%)
5.80%	08/01/21	[1,2]	$1,482,221	$1,490,743
Caesars Entertainment Operating Co., Inc., Term Loan B-EXIT, 1st Lien
(LIBOR plus 2.50%)
4.38%	10/06/24	[1]	498,750	502,334
Caesars Resort Collection LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.63%	12/22/24	[1]	1,496,250	1,507,891
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	12/27/24	[1]	1,561,088	1,568,893
Cyan Blue Holdco 3 Ltd., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.05%	08/25/24	[1]	992,513	993,341
Gateway Casinos & Entertainment Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.75%	03/13/25	[1]	500,000	504,453
Golden Entertainment, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.88%	10/21/24	[1]	1,496,250	1,506,073
Golden Entertainment, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.86%	10/20/25	[1]	500,000	504,375
Golden Nugget, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.04%	10/04/23	[1]	843,704	852,195
5.15%	10/04/23	[1]	644,953	651,445
Greektown Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.88%	04/25/24	[1]	1,488,750	1,492,472
GVC Holdings PLC, Term Loan B2, 1st Lien
(LIBOR plus 2.50%)
3.50%	03/15/24	[1]	1,500,000	1,505,467
Las Vegas Sands LLC, Term Loan B
(LIBOR plus 1.75%)
3.63%	03/27/25	[1]	1,950,300	1,956,502
Penn National Gaming, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	01/19/24	[1]	1,720,000	1,732,436
Station Casinos LLC, Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

33 / Annual Report March 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
(LIBOR plus 2.50%)
4.38%	06/08/23	[1]	$1,435,003	$1,440,980
Tropicana Entertainment, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.88%	11/27/20	[1]	460,000	463,450
Yonkers Racing Corp., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	05/31/24	[1]	1,465,200	1,476,196

				20,631,259

Health Care — 10.76%
Acadia Healthcare Co., Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.38%	02/11/22	[1]	954,600	963,750
Acadia Healthcare Co., Inc., Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.38%	02/16/23	[1]	289,351	292,124
Air Medical Group Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.94%	04/28/22	[1]	992,472	997,916
American Renal Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	06/14/24	[1]	1,479,503	1,482,736
BCPE Eagle Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.02%	03/13/24	[1]	926,832	916,600
6.13%	03/13/24	[1]	459,914	454,837
Carestream Dental Equipment, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.55%	09/01/24	[1]	995,000	1,000,288
DaVita, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	06/24/21	[1]	962,500	972,577
Endo Luxembourg Finance I Co. SARL,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.25%)
6.19%	04/29/24	[1,2]	1,240,625	1,240,364
Genoa Healthcare LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.13%	10/30/23	[1]	496,250	500,049
Greatbatch Ltd. Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.99%	10/27/22	[1]	1,141,636	1,152,607

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Halyard Health, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	11/01/21	[1]	$521,377	$525,287
Heartland Dental LLC, Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.45%	07/31/23	[1]	1,496,250	1,499,834
Lantheus Medical Imaging, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.63%	06/30/22	[1]	990,000	997,628
Medical Solutions Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.63%	06/14/24	[1]	995,000	999,358
Millennium Health Holdco, Inc., Term Loan, 1st Lien
(LIBOR plus 6.50%)
8.38%	12/21/20	[1]	1,671,853	484,837
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.05%	06/07/23	[1]	1,266,571	1,273,619
Navicure, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.63%	11/01/24	[1]	1,097,250	1,104,108
NMSC Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.45%	04/19/23	[1]	677,338	673,105
Pharmerica Corp., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.21%	12/06/24	[1]	1,000,000	1,005,210
Prospect Medical Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.50%)
7.19%	02/22/24	[1]	987,475	989,944
Romulus Merger Sub LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.53%	02/14/25	[1,6]	1,545,455	1,531,453
Surgery Center Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.13%	09/02/24	[1]	746,250	746,996
Tecomet, Inc., Term Loan B, 1st Lien
(PRIME plus 2.50%)
7.25%	05/01/24	[1]	1,247	1,259
(LIBOR plus 3.50%)
5.28%	05/01/24	[1]	495,003	499,953
UIC Merger Sub, Inc., Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 34

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 3.25%)
5.13%	08/30/24	[1]	$995,000	$999,353
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.24%	04/01/22	[1]	1,196,298	1,210,271
Western Dental Services, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.38%	06/30/23	[1]	1,243,734	1,258,504
Wink Holdco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.66%	12/02/24	[1]	249,375	248,713
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.42%	12/01/25	[1]	250,000	250,625
WW Medical & Healthcare Holdings Corp., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.05%	01/23/25	[1]	1,000,000	1,006,875

				27,280,780
Industrials — 12.31%
Agro Merchants Intermediate Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.05%	12/06/24	[1]	1,541,245	1,556,657
ATS Consolidated, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.40%	02/28/25	[1]	500,000	506,565
Berlin Packaging LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	10/01/21	[1]	517,186	520,382
5.14%	10/01/21	[1]	467,602	470,492
Berry Global, Inc., Term Loan Q, 1st Lien
(LIBOR plus 2.00%)
3.88%	10/01/22	[1]	303,998	305,788
3.90%	10/01/22	[1]	196,002	197,157
Berry Global, Inc., Term Loan R, 1st Lien
(LIBOR plus 2.00%)
3.74%	01/19/24	[1]	495,000	497,520
Casella Waste Systems, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.31%	10/17/23	[1]	493,750	496,683
CH Guenther Parent LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.50%	03/21/25	[1]	1,000,000	1,003,750

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	06/30/24	[1]	$843,625	$849,252
CPI Holdco LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.80%	03/21/24	[1]	1,980,006	1,994,856
Crown Americas LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.31%	01/29/25	[1]	2,000,000	2,020,470
Flora Food Group, Term Loan B
(LIBOR plus 3.00%)
3.00%	03/07/25	[1]	1,000,000	1,000,835
Infiltrator Water Technologies LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.30%	05/27/22	[1]	1,463,020	1,474,300
Jade Germany GMBH, Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
7.95%	05/31/23	[1,2]	992,500	998,703
Kloeckner Pentaplast of America, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.25%)
6.13%	06/30/22	[1]	635,803	613,553
Macdermid, Inc., Term Loan B6, 1st Lien
(LIBOR plus 3.00%)
4.88%	06/07/23	[1]	771,621	777,408
Multi-Color Corp., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.13%	10/31/24	[1]	498,750	501,660
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien
(LIBOR plus 4.25%)
6.04%	08/05/19	[1]	662,902	639,700
Penn Engineering & Manufacturing Corp., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	06/27/24	[1]	744,375	747,166
PGT Innovations, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.24%	02/16/22	[1]	14,815	15,019
PGT Innovations, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.38%	02/16/22	[1]	266,621	270,286
5.49%	02/16/22	[1]	133,333	135,167
Ply Gem Industries, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.30%	02/01/21	[1,4,5]	247,442	248,177

See accompanying notes to Schedule of Portfolio Investments.

35 / Annual Report March 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
PLZ Aeroscience Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.19%	08/01/22	[1]	$1,208,088	$1,221,305
5.62%	08/01/22	[1]	404,871	409,300
5.81%	08/01/22	[1]	104,483	105,626
Pro Mach Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.03%	03/07/25	[1]	1,000,000	1,003,125
ProAmpac PG Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.17%	11/20/23	[1]	317,780	320,878
5.22%	11/20/23	[1]	120,936	122,115
5.35%	11/20/23	[1]	1,042,534	1,052,699
SIG Combibloc U.S. Acquisition, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	03/11/22	[1]	1,130,869	1,138,734
Spectrum Holdings III Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.13%	01/31/25	[1,7]	455,000	456,895
Synagro Infrastructure, Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.80%	08/21/20	[1,4,5]	923,372	872,587
Titan Acquisition, Ltd. Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.88%	03/28/25	[1]	1,500,000	1,499,063
Transcendia Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.38%	05/30/24	[1]	1,492,509	1,503,240
TransDigm, Inc., Term Loan F, 1st Lien
(LIBOR plus 2.75%)
4.63%	06/09/23	[1]	319,189	320,461
5.05%	06/09/23	[1]	167,155	167,821
TricorBraun, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.05%	11/30/23	[1]	1,346,591	1,356,690
TricorBraun, Inc.,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.97%	11/30/23	[1]	135,682	136,699
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.06%	03/02/20	[1,4,5]	652,875	652,265
Zebra Technologies Corp., Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 2.00%)
3.75%	10/27/21	[1]	$270,014	$271,739
Zep, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.77%	08/12/24	[1]	746,250	751,533

				31,204,321
Information Technology — 8.58%
Ascend Learning LLC, Term Loan B,
1st Lien
(LIBOR plus 3.00%)
4.88%	07/12/24	[1]	995,000	999,199
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	03/01/24	[1]	491,259	493,011
Ciena Corp., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.32%	01/28/22	[1]	199,757	201,005
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.38%	12/31/18	[1]	336,910	337,031
Dell International LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	09/07/23	[1]	1,359,917	1,362,746
Digicert Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.52%	10/31/24	[1]	1,000,000	1,012,605
Explorer Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.52%	05/02/23	[1]	987,462	996,725
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
4.12%	07/08/22	[1]	274,858	275,572
4.12%	04/26/24	[1]	1,528,184	1,532,104
Oberthur Technologies Group SAS,
Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
6.05%	01/10/24	[1]	1,485,000	1,478,808
Ocean Bidco, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.22%	03/21/25	[1]	750,000	753,439
ON Semiconductor Corp., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	03/31/23	[1]	757,415	762,009
Peak 10 Holding Corp., Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 36

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 3.50%)
5.80%	08/01/24	[1]	$248,750	$249,897
Project Alpha Intermediate Holdings Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.04%	04/26/24	[1]	992,500	981,126
Quintiles IMS, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
4.30%	01/17/25	[1]	995,000	1,001,094
Scientific Games International, Inc., Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
4.63%	08/14/24	[1]	287,455	288,826
4.74%	08/14/24	[1]	1,212,545	1,218,329
Sophia LP, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.55%	09/30/22	[1]	1,200,271	1,205,090
SS&C European Holdings SARL, Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
4.13%	07/08/22	[1]	9,232	9,294
SS&C Technologies, Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.25%)
4.13%	07/08/22	[1]	810,336	815,778
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
2.50%	02/28/25	[1]	1,507,641	1,516,671
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.22%	02/28/25	[1]	537,825	541,046
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.63%	05/06/24	[1]	1,720,690	1,703,483
Vantiv LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.78%	08/09/24	[1]	1,000,000	1,006,430
Zotec Partners LLC, Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.77%	02/14/24	[1]	1,000,000	1,000,000

				21,741,318
Insurance — 0.64%
Alliant Holdings Intermediate LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.13%	08/14/22	[1]	632,627	637,020
Assured Partners, Inc., Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Insurance (continued)
(LIBOR plus 3.50%)
5.38%	10/22/24	[1]	$490,294	$492,194
Hyperion Insurance Group Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.44%	12/20/24	[1]	498,750	504,361

				1,633,575
Materials — 2.17%
Archroma Finance SARL, Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
5.95%	08/11/24	[1,2]	746,250	741,821
Cyanco Intermediate Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.67%	03/16/25	[1]	500,000	503,750
Dubois Chemicals, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.13%	03/15/24	[1]	1,734,250	1,738,586
Israel Chemicals Ltd., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.88%	02/14/25	[1]	500,000	504,377
WR Grace & Co., Term Loan B1
(LIBOR plus 1.75%)
4.06%	02/21/25	[1]	736,842	740,066
WR Grace & Co., Term Loan B2
(LIBOR plus 1.75%)
1.75%	02/21/25	[1]	1,263,158	1,268,684

				5,497,284
Real Estate Investment Trust (REIT) — 1.90%
DTZ U.S. Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.02%	11/04/21	[1]	134,214	133,766
5.23%	11/04/21	[1]	300,099	299,098
5.55%	11/04/21	[1]	17,016	16,960
Lightstone Holdco LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.63%	01/30/24	[1]	456,486	459,539
Lightstone Holdco LLC, Term Loan C, 1st Lien
(LIBOR plus 3.75%)
5.63%	01/30/24	[1]	28,986	29,179
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	03/24/25	[1]	1,963,693	1,971,362
VICI Properties 1 LLC, Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

37 / Annual Report March 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) (continued)
(LIBOR plus 2.00%)
3.85%	12/20/24	[1]	$1,909,091	$1,917,348

				4,827,252
Retail — 0.98%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.13%	02/16/24	[1,2]	1,206,241	1,208,502
4.55%	02/16/24	[1,2]	778,703	780,163
IRB Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.94%	02/05/25	[1]	500,000	505,937

				2,494,602
Services — 5.90%
Altran Technologies SA, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.57%	01/31/25	[1]	250,000	251,954
Aramark Services, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	03/11/25	[1]	1,995,000	2,011,209
Carlisle Foodservice Products, Inc. Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.82%	03/14/25	[1,8]	407,975	407,720
CIBT Global, Inc. Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.05%	06/03/24	[1]	744,997	749,653
ESH Hospitality, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.13%	08/30/23	[1]	1,408,555	1,418,802
International Car Wash Group, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.29%	10/03/24	[1]	997,500	1,001,555
Mister Car Wash Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.70%	08/23/21	[1]	1,477,624	1,486,859
PODS LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.71%	12/06/24	[1]	1,343,250	1,354,164
Powerteam Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.55%	03/06/25	[1]	1,000,000	1,002,500

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
Powerteam Services LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.55%	03/06/26	[1]	$750,000	$752,813
Prime Security Services Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.63%	05/02/22	[1]	1,130,738	1,140,699
St. George’s University LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.63%	07/06/22	[1]	456,707	461,560
TKC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.03%	02/01/23	[1]	982,519	993,449
USIC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.80%	12/08/23	[1]	987,500	997,375
WorldStrides, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.12%	12/16/24	[1,9]	923,913	935,462

				14,965,774
Transportation — 2.17%
Air Canada, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.98%	10/06/23	[1]	995,000	1,001,428
American Airlines, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	06/27/20	[1]	960,394	963,020
Arctic LNG Carriers Ltd., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.38%	05/18/23	[1]	496,250	501,369
Commercial Barge Line Co., Term Loan B, 1st Lien
(LIBOR plus 8.75%)
10.63%	11/12/20	[1]	189,474	113,566
Delta Air Lines, Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.50%)
4.32%	10/18/18	[1]	488,432	491,487
International Seaways, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.15%	06/22/22	[1]	1,481,250	1,478,162
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 38

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
(LIBOR plus 5.00%)

7.08%	09/14/20	[1,2]	$953,007	$962,537

				5,511,569

Total Bank Loans

(Cost $221,873,385)				222,013,564

CORPORATES — 4.34%*
Communications — 1.04%
Altice U.S. Finance I Corp.
5.50%	05/15/26	[10]	500,000	490,000
CSC Holdings LLC
5.38%	02/01/28	[10]	1,000,000	947,090
6.75%	11/15/21		1,000,000	1,043,750
Sprint Communications, Inc.
9.00%	11/15/18	[10]	148,000	153,457

				2,634,297
Finance — 1.01%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.49%	08/25/36	[1]	1,800,000	1,578,287
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		980,000	985,666

				2,563,953
Health Care — 0.85%
CHS/Community Health Systems, Inc.
5.13%	08/01/21		250,000	232,813
CVS Health Corp.
(LIBOR USD 3-Month plus 0.72%)
2.78%	03/09/21	[1]	1,000,000	1,007,937
Surgery Center Holdings, Inc.
6.75%	07/01/25	[10]	500,000	487,500
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%	04/15/25	[2,10]	500,000	432,500

				2,160,750
Industrials — 0.90%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.32%	08/15/36	[1]	850,000	723,529
Sealed Air Corp.
5.25%	04/01/23	[10]	1,500,000	1,548,750

				2,272,279

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.27%
Cumberland Farms, Inc.
6.75%	05/01/25	[10]	$650,000	$678,437

Transportation — 0.27%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[10]	669,643	689,464

Total Corporates
(Cost $10,864,445)				10,999,180

MUNICIPAL BONDS — 0.17%*
California — 0.17%
State of California, Build America Bonds
7.95%	03/01/36		400,000	438,148

Total Municipal Bonds
(Cost $442,131)

Total Bonds – 92.07%

(Cost $233,179,961)				233,450,892

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 13.70%
Money Market Funds — 4.27%
Dreyfus Government Cash Management Fund
1.54%[11]		2,534,000	2,534,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[11]		8,304,000	8,304,000

			10,838,000
U.S. Treasury Bills — 9.43%
U.S. Treasury Bills
1.20%[12]	04/19/18	8,000,000	7,993,823
1.52%[12]	07/05/18	8,000,000	7,964,377
1.80%[12]	07/19/18	8,000,000	7,958,259

			23,916,459
Total Short-Term Investments

(Cost $34,756,367)			34,754,459

See accompanying notes to Schedule of Portfolio Investments.

39 / Annual Report March 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

March 31, 2018

Value
Total Investments – 105.77%
(Cost $267,936,328)	$268,205,351

Net unrealized (depreciation) on unfunded commitments (0.00)%	(2,270)

Liabilities in Excess of Other Assets – (5.77)%	(14,642,753)

Net Assets – 100.00%	$253,560,328

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2018.
[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $59,896, at an interest rate of 3.75% and a maturity of September 18, 2024. The investment is accruing an unused commitment fee of 0.25% per annum.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $5,584,745, which is 2.20% of total net assets.
[6]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $450,427, at an interest rate of 1.00% and a maturity of February 14, 2025. The investment is accruing an unused commitment fee of 0.00% per annum.
[7]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $45,187, at an interest rate of 1.00% and a maturity of January 31, 2025. The investment is accruing an unused commitment fee of 0.125% per annum.
[8]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $91,967, at an interest rate of 1.00% and a maturity of March 14, 2025. The investment is accruing an unused commitment fee of 0.00% per annum.
[9]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $77,038, at an interest rate of 1.00% and a maturity of December 15, 2024. The investment is accruing an unused commitment fee of 0.25% per annum.
[10]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[11]	Represents the current yield as of March 31, 2018.
[12]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 40

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.27%
BANK LOANS — 10.67%*
Communications — 1.09%
Colorado Buyer, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.78%	05/01/24	[1]	$923,025	$924,756
Colorado Buyer, Inc., Term Loan, 2nd Lien (LIBOR plus 7.25%)
9.03%	05/01/25	[1]	480,000	481,126
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[2]	4,610,000	4,677,237
NEP/NCP Holdco, Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.74%	01/23/23	[1]	522,598	527,171

				6,610,290
Consumer Discretionary — 1.08%
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.38%	09/26/24	[1]	2,762,618	2,581,666
CityCenter Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	04/18/24	[1]	1,608,573	1,617,428
Petco Animal Supplies, Inc., Term Loan B1, 1st Lien
(LIBOR plus 3.00%)
4.77%	01/26/23	[1]	1,850,280	1,363,554
Warner Music Term Loan E, 1st Lien
(LIBOR plus 2.25%)
4.13%	11/01/23	[1]	970,000	974,719

				6,537,367
Electric — 0.66%
Dynegy, Inc., Term Loan C, 1st Lien
(LIBOR plus 2.75%)
4.60%	02/07/24	[1]	925,000	931,581
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.88%	04/05/23	[1,3,4]	1,092,894	985,790
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23	[1]	1,760,175	1,773,860
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23	[1]	312,711	315,143

				4,006,374

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance — 0.17%
UFC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.13%	08/18/23	[1]	$987,500	$994,057

Gaming — 0.56%
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	12/27/24	[1]	3,391,500	3,408,457

Health Care — 0.77%
BCPE Eagle Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.02%	03/13/24	[1]	307,675	304,278
6.13%	03/13/24	[1]	152,675	150,989
BCPE Eagle Buyer LLC, Term Loan, 2nd Lien
(LIBOR plus 8.00%)
9.65%	03/13/25	[1]	155,000	154,484
9.77%	03/13/25	[1]	155,000	154,484
9.98%	03/13/25	[1]	155,000	154,484
Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.13%	05/20/24	[1]	1,345,943	1,352,491
Pharmerica Corp., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.21%	12/06/24	[1]	925,000	929,819
Pharmerica Corp., Term Loan B, 2nd Lien
(LIBOR plus 7.75%)
9.46%	12/06/24	[1]	925,000	933,094
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.42%	12/01/25	[1]	500,000	501,250

				4,635,373
Industrials — 0.73%
Agro Merchants Intermediate Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.05%	12/06/24	[1]	1,755,722	1,773,279
Synagro Infrastructure, Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.80%	08/21/20	[1,3,4]	2,813,605	2,658,856

				4,432,135
Information Technology — 3.20%
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
4.12%	07/08/22	[1]	3,000,000	3,007,800
4.12%	04/26/24	[1]	6,689,948	6,707,107

See accompanying notes to Schedule of Portfolio Investments.

41 / Annual Report March 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Scientific Games International, Inc., Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
4.63%	08/14/24	[1]	$529,875	$532,403
4.74%	08/14/24	[1]	2,235,125	2,245,786
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.40%	02/28/25	[1]	3,316,792	3,336,659
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.22%	02/28/25	[1]	1,183,208	1,190,295
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.63%	05/06/24	[1]	2,331,154	2,307,842

				19,327,892
Real Estate Investment Trust (REIT) — 0.22%
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.85%	12/20/24	[1]	1,288,636	1,294,210

Retail — 1.72%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.13%	02/16/24	[1,2]	3,008,028	3,013,668
4.55%	02/16/24	[1,2]	1,941,868	1,945,509
Family Tree Escrow LLC, Term Loan B2, 1st Lien
4.25%	07/06/22		5,400,000	5,430,402

				10,389,579
Services — 0.47%
Mister Car Wash Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.70%	08/23/21	[1]	1,827,329	1,838,749
Powerteam Services LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.55%	03/06/26	[1]	1,015,000	1,018,806

				2,857,555
Total Bank Loans

(Cost $64,530,496)				64,493,289

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 78.63%*
Automotive — 0.17%
Tenneco, Inc.
5.00%	07/15/26		$1,056,000	$1,027,277

Banking — 1.39%
Ally Financial, Inc.
3.25%	11/05/18		3,845,000	3,847,595
4.75%	09/10/18		4,530,000	4,558,313

				8,405,908
Communications — 22.67%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,5]	1,300,000	1,277,250
Altice France SA (France)
7.38%	05/01/26	[2,5]	2,035,000	1,945,969
Altice U.S. Finance I Corp.
5.50%	05/15/26	[5]	2,684,000	2,630,320
AMC Networks, Inc.
4.75%	08/01/25		1,818,000	1,749,825
Cable One, Inc.
5.75%	06/15/22	[5]	4,080,000	4,171,800
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[5]	3,204,000	3,023,775
5.13%	05/01/27	[5]	6,775,000	6,425,698
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[5]	575,000	577,156
5.13%	12/15/21	[3,4,5]	500,000	501,875
CSC Holdings LLC
5.38%	02/01/28	[5]	5,250,000	4,972,223
7.63%	07/15/18		6,540,000	6,613,575
8.63%	02/15/19		3,076,000	3,216,481
DISH DBS Corp.
5.13%	05/01/20		247,000	247,926
7.88%	09/01/19		5,525,000	5,794,344
EW Scripps Co.(The)
5.13%	05/15/25	[5]	1,304,000	1,219,240
Frontier Communications Corp.
7.13%	01/15/23		5,161,000	3,495,158
8.50%	04/01/26	[5]	918,000	890,460
GTT Communications, Inc.
7.88%	12/31/24	[5]	23,000	23,259
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	7,787,000	6,288,002
9.75%	07/15/25	[2,5]	2,500,000	2,340,625
Lamar Media Corp.
5.75%	02/01/26		1,700,000	1,763,750
Level 3 Financing, Inc.
5.38%	01/15/24		4,714,000	4,605,107

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 42

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Midcontinent Communications & Midcontinent Finance Corp.
6.88%	08/15/23	[5]	$1,855,000	$1,957,025
Qwest Corp.
6.75%	12/01/21		4,210,000	4,528,381
Radiate Holdco LLC/Radiate Finance, Inc.
6.88%	02/15/23	[5]	1,539,000	1,496,677
Sinclair Television Group, Inc.
5.38%	04/01/21		3,350,000	3,387,687
Sirius XM Radio, Inc.
3.88%	08/01/22	[5]	7,742,000	7,465,223
Softbank Group Corp. (Japan)
4.50%	04/15/20	[2,5]	5,615,000	5,747,233
Sprint Communications, Inc.
9.00%	11/15/18	[5]	5,984,000	6,204,660
9.25%	04/15/22		2,000,000	2,300,000
Sprint Corp.
7.63%	02/15/25		1,850,000	1,820,030
7.63%	03/01/26		3,150,000	3,087,000
7.88%	09/15/23		4,840,000	4,948,900
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[5]	3,514,000	3,492,037
5.15%	03/20/28	[5]	3,500,000	3,527,300
TEGNA, Inc.
5.13%	10/15/19		2,980,000	3,006,075
T-Mobile USA, Inc.
4.75%	02/01/28		5,048,000	4,858,952
6.84%	04/28/23		10,030,000	10,406,125
Univision Communications, Inc.
5.13%	02/15/25	[5]	1,383,000	1,293,105
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[2,5]	3,244,000	3,166,955
Windstream Services LLC/ Windstream Finance Corp.
6.38%	08/01/23		995,000	574,613

				137,041,796
Consumer Discretionary — 6.17%
Central Garden & Pet Co.
5.13%	02/01/28		5,750,000	5,462,787
6.13%	11/15/23		600,000	629,250
First Quality Finance Co., Inc.
4.63%	05/15/21	[5]	1,727,000	1,727,000
5.00%	07/01/25	[5]	3,963,000	3,804,480
GLP Capital LP/GLP Financing II, Inc.
4.38%	11/01/18		8,935,000	8,996,473
High Ridge Brands Co.
8.88%	03/15/25	[5]	400,000	356,000

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[5]	$136,000	$131,240
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[5]	80,000	79,700
NCL Corp. Ltd. (Bermuda)
4.75%	12/15/21	[2,5]	1,845,000	1,868,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
(LIBOR USD 3-Month plus 3.50%)
5.22%	07/15/21	[1,5]	10,500,000	10,657,500
Spectrum Brands, Inc.
6.13%	12/15/24		1,550,000	1,608,125
6.63%	11/15/22		155,000	160,425
WMG Acquisition Corp.
5.50%	04/15/26	[5]	1,838,000	1,844,893

				37,325,936
Electric — 0.38%
GenOn Americas Generation LLC[6]
8.50%	10/01/21	[3,4,7]	1,200,000	634,500
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[3,4]	312,717	337,735
NextEra Energy Operating Partners LP
4.50%	09/15/27	[5]	1,400,000	1,330,000

				2,302,235
Energy — 11.32%
Antero Resources Corp.
5.00%	03/01/25		726,000	731,445
Centennial Resource Production LLC
5.38%	01/15/26	[5]	5,175,000	5,090,906
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		1,165,000	1,160,631
Cheniere Energy Partners LP
5.25%	10/01/25	[5]	690,000	682,237
Chesapeake Energy Corp.
5.75%	03/15/23		1,000,000	906,250
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[5]	1,320,000	1,305,150
Diamondback Energy, Inc.
4.75%	11/01/24		166,000	164,963
5.38%	05/31/25		695,000	707,163
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%	01/30/28	[5]	1,285,000	1,285,000
Energy Transfer Equity LP
5.50%	06/01/27		2,740,000	2,750,275
5.88%	01/15/24		650,000	673,563

See accompanying notes to Schedule of Portfolio Investments.

43 / Annual Report March 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Ensco PLC (United Kingdom)
7.75%	02/01/26	[2]	$2,802,000	$2,577,840
Gulfport Energy Corp.
6.38%	05/15/25		300,000	288,375
Kinder Morgan Energy Partners LP
2.65%	02/01/19		4,640,000	4,626,945
MEG Energy Corp. (Canada)
7.00%	03/31/24	[2,5]	1,250,000	1,037,500
Newfield Exploration Co.
5.38%	01/01/26		1,786,000	1,857,440
5.63%	07/01/24		522,000	552,015
5.75%	01/30/22		100,000	105,000
NGPL Pipe Co. LLC
4.38%	08/15/22	[5]	5,000,000	4,987,500
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[5]	3,643,000	3,629,339
5.38%	01/15/25	[5]	750,000	751,875
5.63%	10/15/27	[5]	445,000	443,887
Range Resources Corp.
4.88%	05/15/25		1,989,000	1,854,743
Rockies Express Pipeline LLC
5.63%	04/15/20	[5]	4,553,000	4,735,165
6.00%	01/15/19	[5]	2,765,000	2,816,844
6.88%	04/15/40	[5]	968,000	1,121,312
Seven Generations Energy Ltd. (Canada)
5.38%	09/30/25	[2,5]	1,220,000	1,171,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%	06/15/25	[5]	740,000	764,050
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	[5]	5,000,000	4,837,500
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		3,398,000	3,423,485
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,5]	5,782,500	5,905,378
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26	[5]	3,185,000	3,240,737
Williams Cos., Inc. (The)
3.70%	01/15/23		1,695,000	1,656,863
WPX Energy, Inc.
5.25%	09/15/24		400,000	395,500
6.00%	01/15/22		157,000	162,103

				68,400,179
Finance — 1.86%
CIT Group, Inc.
5.50%	02/15/19	[5]	618,000	633,836

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
International Lease Finance Corp.
6.25%	05/15/19		$4,000,000	$4,138,410
7.13%	09/01/18	[5]	2,892,000	2,936,103
Midas Intermediate Holdco II LLC/ Midas Intermediate Holdco II Finance, Inc.
7.88%	10/01/22	[5]	3,059,000	3,081,943
Trident Merger Sub, Inc.
6.63%	11/01/25	[5]	473,000	462,357

				11,252,649
Food — 1.36%
B&G Foods, Inc.
4.63%	06/01/21		1,360,000	1,353,200
Kraft Heinz Foods Co.
4.88%	02/15/25	[5]	579,000	603,942
Pilgrim’s Pride Corp.
5.88%	09/30/27	[5]	1,980,000	1,870,704
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%	01/15/24		75,000	77,813
Post Holdings, Inc.
5.00%	08/15/26	[5]	4,296,000	4,102,680
TreeHouse Foods, Inc.
6.00%	02/15/24	[5]	192,000	193,920

				8,202,259
Gaming — 1.32%
Boyd Gaming Corp.
6.88%	05/15/23		1,083,000	1,146,626
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[5]	3,143,000	3,040,853
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[5]	2,937,000	2,804,835
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	[5]	1,000,000	985,000

				7,977,314
Health Care — 10.57%
Acadia Healthcare Co., Inc.
6.50%	03/01/24		1,453,000	1,518,385
Centene Corp.
4.75%	05/15/22		1,328,000	1,351,240
4.75%	01/15/25		4,382,000	4,283,405
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,018,000	948,013
6.25%	03/31/23		7,040,000	6,520,800

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 44

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
DaVita, Inc.
5.13%	07/15/24		$637,000	$623,066
5.75%	08/15/22		165,000	169,455
Encompass Health Corp.
5.75%	11/01/24		2,355,000	2,405,044
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. (Ireland)
6.00%	02/01/25	[2,5]	1,375,000	996,875
HCA, Inc.
3.75%	03/15/19		3,300,000	3,316,665
5.00%	03/15/24		3,729,000	3,775,613
6.50%	02/15/20		8,734,000	9,170,700
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[5]	946,000	982,657
Hologic, Inc.
4.63%	02/01/28	[5]	2,010,000	1,927,087
Molina Healthcare, Inc.
5.38%	11/15/22		2,508,000	2,489,190
Polaris Intermediate Corp. (PIK)
8.50%	12/01/22	[5,8]	1,590,000	1,627,763
Surgery Center Holdings, Inc.
6.75%	07/01/25	[5]	1,665,000	1,623,375
Teleflex, Inc.
4.63%	11/15/27		1,005,000	968,569
4.88%	06/01/26		229,000	227,569
5.25%	06/15/24		1,250,000	1,279,687
Tenet Healthcare Corp.
4.50%	04/01/21		2,973,000	2,958,135
4.63%	07/15/24	[5]	1,400,000	1,351,000
4.75%	06/01/20		2,223,000	2,245,230
Valeant Pharmaceuticals International, Inc.
(Canada)
5.50%	03/01/23	[2,5]	1,784,000	1,569,920
5.88%	05/15/23	[2,5]	1,774,000	1,576,643
6.13%	04/15/25	[2,5]	6,745,000	5,834,425
6.50%	03/15/22	[2,5]	865,000	896,356
WellCare Health Plans, Inc.
5.25%	04/01/25		1,232,000	1,239,700

				63,876,567
Industrials — 6.59%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[2,5]	4,301,000	4,301,000
4.63%	05/15/23	[2,5]	3,330,000	3,350,979
Ball Corp.
4.00%	11/15/23		400,000	391,500
4.38%	12/15/20		1,000,000	1,022,500
4.88%	03/15/26		1,800,000	1,809,180

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Berry Global, Inc.
5.13%	07/15/23		$787,000	$798,844
Clean Harbors, Inc.
5.13%	06/01/21		7,783,000	7,899,745
Covanta Holding Corp.
5.88%	07/01/25		607,000	590,307
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		2,832,000	2,626,680
Graphic Packaging International LLC
4.88%	11/15/22		2,080,000	2,129,400
Itron, Inc.
5.00%	01/15/26	[5]	4,897,000	4,837,257
KLX, Inc.
5.88%	12/01/22	[5]	971,000	1,003,771
Multi-Color Corp.
4.88%	11/01/25	[5]	2,995,000	2,807,813
OI European Group BV (Netherlands)
4.00%	03/15/23	[2,5]	3,700,000	3,533,500
Sealed Air Corp.
5.25%	04/01/23	[5]	587,000	606,077
Silgan Holdings, Inc.
5.00%	04/01/20		357,000	357,000
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[2,5]	1,775,000	1,769,409

				39,834,962
Information Technology — 4.70%
CDK Global, Inc.
3.80%	10/15/19		6,553,000	6,585,765
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[5]	1,352,000	1,343,111
Dell, Inc.
5.65%	04/15/18		4,165,000	4,165,000
EMC Corp.
1.88%	06/01/18		4,635,000	4,624,339
MSCI, Inc.
4.75%	08/01/26	[5]	75,000	74,531
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,5]	2,500,000	2,485,543
4.13%	06/01/21	[2,5]	4,475,000	4,530,937
Quintiles IMS, Inc.
5.00%	10/15/26	[5]	1,500,000	1,498,200
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[5]	3,153,000	3,089,940

				28,397,366

See accompanying notes to Schedule of Portfolio Investments.

45 / Annual Report March 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 1.44%
Axalta Coating Systems LLC
4.88%	08/15/24	[5]	$5,566,000	$5,614,703
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA
(Canada)
8.38%	12/01/22	[2,5]	1,420,000	1,460,825
Valvoline, Inc.
4.38%	08/15/25		1,690,000	1,643,525

				8,719,053
Real Estate Investment Trust (REIT) — 0.46%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		1,000,000	942,800
5.63%	05/01/24		300,000	310,500
SBA Communications Corp.
4.00%	10/01/22	[5]	1,561,000	1,502,463

				2,755,763
Retail — 1.79%
Cumberland Farms, Inc.
6.75%	05/01/25	[5]	1,910,000	1,993,563
IRB Holding Corp.
6.75%	02/15/26	[5]	1,640,000	1,611,464
Nathan’s Famous, Inc.
6.63%	11/01/25	[5]	696,000	701,220
Penske Automotive Group, Inc.
3.75%	08/15/20		3,725,000	3,729,656
Rite Aid Corp.
6.13%	04/01/23	[5]	2,748,000	2,778,915

				10,814,818
Services — 3.37%
Brink’s Co. (The)
4.63%	10/15/27	[5]	1,137,000	1,057,410
Gartner, Inc.
5.13%	04/01/25	[5]	160,000	160,400
GFL Environmental, Inc. (Canada)
5.38%	03/01/23	[2,5]	1,700,000	1,674,500
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[2,5]	3,559,000	3,434,435
4.75%	02/15/25	[2,5]	455,000	462,963
Matthews International Corp.
5.25%	12/01/25	[5]	4,302,000	4,232,093
Service Corp. International/U.S.
4.50%	11/15/20		2,980,000	3,002,350
Service Corp. International/US
4.63%	12/15/27		1,825,000	1,765,687

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
Waste Pro USA, Inc.
5.50%	02/15/26	[5]	$4,610,000	$4,563,900

				20,353,738
Transportation — 3.07%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[5]	4,365,276	4,456,609
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		1,650,983	1,719,086
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		7,595,764	8,272,387
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,450,915	1,578,797
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,325,944	2,531,006

				18,557,885
Total Corporates
(Cost $479,541,486)				475,245,705
MORTGAGE-BACKED — 0.05%**
Non-Agency Mortgage-Backed — 0.05%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.77%	10/25/47	[1]	269,506	268,328
Total Mortgage-Backed
(Cost $201,207)
U.S. TREASURY SECURITIES — 2.92%
U.S. Treasury Notes — 2.92%
U.S. Treasury Notes
2.38%	01/31/23		15,355,000	15,231,967
2.63%	02/28/23		2,435,000	2,442,704
Total U.S. Treasury Securities
(Cost $17,745,326)				17,674,671
Total Bonds – 92.27%
(Cost $562,018,515)				557,681,993

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 46

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Issues	Shares	Value
COMMON STOCK — 1.68%
Electric — 1.42%
Homer City Holdings LLC[3,4,5,6,9]	502,908	$8,549,436

Energy — 0.20%
Drillship Kithira Owners, Inc. (Cayman Islands)[2,6]	40,752	1,028,173
Sabine Oil & Gas Holdings, Inc.[3,4,5,6]	3,520	171,600

		1,199,773

Secured Assets — 0.06%
Entegra TC LLC[3,4,5,6,10]	28,545	385,358

Total Common Stock
(Cost $32,209,759)		10,134,567

Issues	Shares	Value
WARRANT — 0.01%
Energy — 0.01%
Sabine Oil & Gas Holdings, Inc. Warrant Tranche 1[3,4,5,6]	11,165	72,573
Sabine Oil & Gas Holdings, Inc. Warrant Tranche 2[3,4,6]	1,988	10,934

		83,507
Total Warrant
(Cost $2,595,507)

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 4.39%
Money Market Funds — 1.88%
Dreyfus Government Cash Management Fund
1.54%[11]		750,000	750,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[11]		10,629,000	10,629,000

			11,379,000
U.S. Treasury Bills — 2.51%
U.S. Treasury Bills
1.44%[12,13]	06/14/18	$226,000	225,242
1.52%[13]	07/05/18	9,000,000	8,959,924
1.80%[13]	07/19/18	6,000,000	5,968,695

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
			$15,153,861
Total Short-Term Investments
(Cost $26,533,687)			26,532,861

Total Investments – 98.35%
(Cost $623,357,468)			594,432,928

Cash and Other Assets, Less
Liabilities – 1.65%			9,955,618
Net Assets – 100.00%			$604,388,546

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2018.
[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[3]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $14,308,657, which is 2.37% of total net assets.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Non-income producing security.
[7]	Security is currently in default with regard to scheduled interest or principal payments.
[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.50% cash or 9.25% payment-in-kind interest.
[9]	Affiliated investment.
[1][0]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.
[1][1]	Represents the current yield as of March 31, 2018.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $225,241.
[13]	Represents annualized yield at date of purchase.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(PIK): Payment In Kind

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

47 / Annual Report March 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

March 31, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	315	06/29/18	$36,055,195	$43,662	$43,662

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Expiration Date	Notional Amount[a]	Value	Premiums Paid	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES OTC
Alcoa, Inc., 5.72%, due 02/23/19	1.00%	3 Months	Goldman Sachs International	03/20/19	$9,750,000	$ (84,296)	$63,296	$(147,592)
Alcoa, Inc., 5.72%, due 02/23/19	1.00%	3 Months	Morgan Stanley Capital Services LLC	03/20/19	5,000,000	(43,228)	39,655	(82,883)
Teck Resources Ltd., 3.15%, due 02/01/23	1.00%	3 Months	Morgan Stanley Capital Services LLC	02/01/23	5,000,000	(43,033)	35,019	(78,052)

TOTAL						$(170,557)	$137,970	$(308,527)

[a]	The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 48

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.28%
ASSET-BACKED SECURITIES — 8.14%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.97%	12/27/44	[1,2]	$940,615	$943,972
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.54%	01/20/28	[1,2,3]	1,315,000	1,316,304
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.24%	01/25/35	[1,2]	576,418	569,785
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
2.49%	06/25/26	[1]	221,758	219,336
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.14%	02/25/35	[1]	650,000	664,285
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.75%	10/27/36	[1]	930,000	941,054
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.38%	03/25/42	[1,2]	319,700	302,941
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.40%	04/25/35	[1]	386,445	387,475
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.52%	08/27/46	[1,2]	872,187	859,940
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.03%	06/15/33	[1,2]	212,408	208,714
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,3]	1,060,833	1,036,884
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.99%	05/25/34	[1,2]	1,190,952	1,200,513
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	503,200	510,894

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[2]	$929,234	$912,083
Magnetite XI CLO Ltd., Series 2014-11A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
2.85%	01/18/27	[1,2,3]	2,400,000	2,402,779
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.05%	04/15/27	[1,2,3]	2,390,000	2,404,548
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.38%	06/25/31	[1]	2,765,000	2,759,005
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.51%	03/25/83	[1]	2,082,496	2,077,378
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.49%	03/25/83	[1]	2,106,207	2,105,578
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.49%	03/25/83	[1]	1,954,896	1,949,284
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.47%	05/27/49	[1]	4,710,000	4,715,898
Navient Student Loan Trust, Series 2016-2, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.37%	06/25/65	[1,2]	1,640,000	1,714,590
Navient Student Loan Trust, Series 2017-3A, Class A3
(LIBOR USD 1-Month plus 1.05%)
2.92%	07/26/66	[1,2]	3,000,000	3,073,562
Nelnet Student Loan Trust, Series 2011-1A, Class A
(LIBOR USD 1-Month plus 0.85%)
2.47%	02/25/48	[1,2]	1,205,600	1,218,648
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.82%	11/25/48	[1,2]	1,370,000	1,384,566
Nelnet Student Loan Trust, Series 2015-2A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.47%	09/25/47	[1,2]	3,655,324	3,672,736

See accompanying notes to Schedule of Portfolio Investments.

49 / Annual Report March 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.98%	07/01/42	[1,2]	$650,000	$517,597
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.13%	08/15/31	[1]	189,643	181,484
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.72%	12/15/32	[1]	444,468	462,055
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	2,089,014	2,094,394
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.22%	07/25/39	[1]	224,615	214,992
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.30%	10/25/64	[1,2]	2,900,000	2,879,816
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.92%	01/25/41	[1]	925,000	902,603
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.91%	01/25/41	[1]	925,000	900,924
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.13%	10/25/24	[1]	2,984,655	2,987,482
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	01/25/83	[1]	160,000	157,844
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	04/26/83	[1]	160,000	158,324
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	04/25/73	[1]	160,000	164,279
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/25/73	[1]	2,210,000	2,285,139

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[1]	$160,000	$164,979
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[1]	160,000	164,648
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/75	[1]	160,000	169,520
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/83	[1]	2,160,000	2,285,093
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.62%	01/25/45	[1,2]	4,199,798	4,193,787
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
3.07%	10/25/34	[1]	500,000	515,773
SLM Student Loan Trust, Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
2.52%	12/27/38	[1]	1,509,146	1,518,362
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.52%	05/26/26	[1]	791,906	786,792
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.42%	06/25/43	[1]	389,936	390,959
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	591,849	670,742
Voya CLO Ltd., Series 2014-4A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.67%	10/14/26	[1,2,3]	2,500,000	2,502,770

Total Asset-Backed Securities
(Cost $66,056,064)				66,823,110

BANK LOANS — 0.81%*

Communications — 0.05%
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[3]	225,000	228,282
Lamar Media Corp., Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 50

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 1.75%)
3.56%	03/14/25	[1]	$200,000	$200,688

				428,970
Consumer Discretionary — 0.05%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	02/05/23	[1]	443,264	445,975

Electric — 0.02%
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23	[1]	121,345	122,289
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23	[1]	21,558	21,726

				144,015
Finance — 0.24%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.05%	10/06/23	[1]	1,980,136	1,991,690

Industrials — 0.17%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.06%	03/02/20	[1,4,5]	1,392,800	1,391,498

Information Technology — 0.19%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.38%	12/31/18	[1]	1,209,506	1,209,941
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
2.50%	02/28/25	[1]	248,661	250,151
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.22%	02/28/25	[1]	88,706	89,237

				1,549,329
Real Estate Investment Trust (REIT) — 0.07%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.65%	08/03/20	[1]	550,000	547,250

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services — 0.02%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP-reset date 03/15/18) (Bermuda)
4.88%	01/15/38	3,†	$138,614	$139,483

Total Bank Loans
(Cost $6,618,071)				6,638,210

CORPORATES — 47.21%*
Automotive — 0.17%
General Motors Co.
4.88%	10/02/23		1,330,000	1,389,544

Banking — 7.83%
Bank of America Corp.
2.74%	01/23/22	[6]	2,730,000	2,692,694
3.00%	12/20/23	[2,6]	861,000	845,070
3.71%	04/24/28	[6]	950,000	936,009
6.50%	07/15/18		2,000,000	2,022,460
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	2,510,000	2,469,472
3.59%	07/21/28	[6]	685,000	663,531
Bank of America Corp. (MTN)
3.09%	10/01/25	[6]	2,815,000	2,708,672
4.13%	01/22/24		1,500,000	1,545,179
5.65%	05/01/18		1,110,000	1,112,586
6.88%	04/25/18		3,290,000	3,298,950
Bank of America Corp., Series L
2.60%	01/15/19		145,000	145,159
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21		1,649,000	1,623,385
2.60%	02/07/22		995,000	973,405
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		2,500,000	2,491,718
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,3]	2,915,000	2,930,030
JPMorgan Chase & Co.
2.55%	10/29/20		5,690,000	5,611,609
3.22%	03/01/25	[6]	3,070,000	2,994,332
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[6]	4,160,000	4,141,380
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.07%	02/13/20	[1]	3,915,000	3,915,590
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,6]	1,120,000	1,081,907
PNC Bank N.A. (BKNT)
1.70%	12/07/18		3,055,000	3,034,949
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[3]	1,300,000	1,288,241

See accompanying notes to Schedule of Portfolio Investments.

51 / Annual Report March 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	$1,000,000	$997,017
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.30%	05/28/19	[1,2,3]	3,000,000	3,000,687
Wells Fargo & Co.
3.00%	04/22/26		1,000,000	939,005
3.00%	10/23/26		2,750,000	2,578,122
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	3,340,000	3,264,589
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		5,000,000	4,958,083

				64,263,831
Communications — 2.92%
AT&T, Inc.
3.40%	05/15/25		2,500,000	2,407,919
3.80%	03/15/22		1,500,000	1,522,609
4.13%	02/17/26		2,350,000	2,359,516
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[2]	500,000	471,875
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		2,795,000	2,862,943
4.91%	07/23/25		1,000,000	1,019,759
CSC Holdings LLC
5.38%	02/01/28	[2]	500,000	473,545
Intelsat Jackson Holdings SA (Luxembourg)
9.75%	07/15/25	[2,3]	350,000	327,687
Level 3 Financing, Inc.
5.38%	01/15/24		153,000	149,466
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[3]	1,000,000	1,017,925
Sprint Communications, Inc.
9.00%	11/15/18	[2]	97,000	100,577
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	3,011,750	2,992,927
4.74%	03/20/25	[2]	1,000,000	1,006,250
Time Warner, Inc.
3.55%	06/01/24		1,250,000	1,232,375
T-Mobile USA, Inc.
4.50%	02/01/26		172,000	164,905
4.75%	02/01/28		259,000	249,300
6.63%	04/01/23		200,000	207,120
Verizon Communications, Inc.
2.95%	03/15/22		1,415,000	1,392,498
3.38%	02/15/25		620,000	610,333

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
3.50%	11/01/24		$2,318,000	$2,301,429
5.15%	09/15/23		1,000,000	1,081,273

				23,952,231
Consumer Discretionary — 1.72%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		2,450,000	2,430,249
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	2,000,000	1,998,538
BAT Capital Corp.
2.76%	08/15/22	[2]	1,125,000	1,089,257
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,3]	2,750,000	2,746,169
Central Garden & Pet Co.
5.13%	02/01/28		330,000	313,517
Constellation Brands, Inc.
2.00%	11/07/19		2,500,000	2,466,545
First Quality Finance Co., Inc.
4.63%	05/15/21	[2]	167,000	167,000
5.00%	07/01/25	[2]	171,000	164,160
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		348,000	354,090
Reckitt Benckiser Treasury Services PLC (United Kingdom)
2.75%	06/26/24	[2,3]	2,500,000	2,385,689

				14,115,214
Electric — 3.76%
AEP Texas Central Co.
3.85%	10/01/25	[2]	1,800,000	1,832,963
Black Hills Corp.
2.50%	01/11/19		2,510,000	2,508,587
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	625,000	675,980
6.40%	09/15/20	[2]	2,363,000	2,531,720
Entergy Corp.
4.00%	07/15/22		1,500,000	1,527,815
Entergy Mississippi, Inc.
3.10%	07/01/23		2,250,000	2,205,170
Jersey Central Power & Light Co.
4.80%	06/15/18		2,025,000	2,032,363
Kansas City Power & Light Co.
3.65%	08/15/25		1,000,000	994,899
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		2,275,000	2,612,083
Metropolitan Edison Co.
4.00%	04/15/25	[2]	985,000	999,005
7.70%	01/15/19		500,000	518,207

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 52

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Nevada Power Co.
7.13%	03/15/19		$2,000,000	$ 2,079,729
NextEra Energy Operating Partners LP
4.50%	09/15/27	[2]	310,000	294,500
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		1,500,000	1,553,416
6.80%	09/01/18		900,000	914,443
Public Service Co. of New Mexico
3.85%	08/01/25		1,800,000	1,820,661
7.95%	05/15/18		475,000	477,912
Southwestern Electric Power Co.
3.55%	02/15/22		1,500,000	1,525,766
6.45%	01/15/19		1,109,000	1,139,817
Texas-New Mexico Power Co.
9.50%	04/01/19	[2]	1,800,000	1,909,408
Tucson Electric Power Co.
3.85%	03/15/23		700,000	694,116

				30,848,560
Energy — 3.12%
Boardwalk Pipelines LP
5.20%	06/01/18		1,000,000	1,003,435
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	4,000,000	3,944,518
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[3]	445,000	435,988
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		211,000	210,209
Columbia Pipeline Group, Inc.
2.45%	06/01/18		3,135,000	3,133,125
Diamondback Energy, Inc.
4.75%	11/01/24		159,000	158,006
Enbridge Energy Partners LP
5.88%	10/15/25		1,250,000	1,380,659
Energy Transfer LP/Regency Energy Finance Corp.
5.00%	10/01/22		300,000	313,313
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,500,000	1,582,105
NiSource, Inc.
2.65%	11/17/22		1,520,000	1,476,613
Noble Energy, Inc.
3.90%	11/15/24		600,000	605,286
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	1,500,000	1,477,205
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23		300,000	294,715
4.65%	10/15/25		1,000,000	1,006,875

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
6.00%	04/01/22	[2]	$1,183,712	$ 1,234,991
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,277,313
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	[2]	200,000	193,500
TC PipeLines LP
4.65%	06/15/21		2,575,000	2,659,782
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	1,058,000	1,017,786
Williams Partners LP
3.35%	08/15/22		750,000	738,119
3.60%	03/15/22		1,482,000	1,476,639

				25,620,182
Finance — 9.77%
Air Lease Corp.
2.13%	01/15/20		1,500,000	1,474,110
3.38%	01/15/19		1,000,000	1,003,985
American Express Credit Corp. (MTN)
1.80%	07/31/18		2,395,000	2,389,578
2.20%	03/03/20		4,875,000	4,808,106
Citigroup, Inc.
1.70%	04/27/18		5,838,000	5,834,887
2.05%	12/07/18		3,500,000	3,485,785
2.50%	09/26/18		2,000,000	2,000,045
6.13%	05/15/18		1,500,000	1,505,821
(LIBOR USD 3-Month plus 1.70%)
3.54%	05/15/18	[1]	583,000	583,909
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	3,884,384	3,747,602
Ford Motor Credit Co. LLC
2.02%	05/03/19		2,000,000	1,978,952
General Motors Financial Co., Inc.
2.40%	05/09/19		2,000,000	1,990,457
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		550,000	572,250
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		3,500,000	3,478,325
2.75%	09/15/20		1,635,000	1,619,310
3.27%	09/29/25	[6]	1,695,000	1,633,026
3.69%	06/05/28	[6]	1,220,000	1,188,181
6.15%	04/01/18		4,485,000	4,485,000
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		2,775,000	2,791,045
International Lease Finance Corp.
7.13%	09/01/18	[2]	1,850,000	1,878,213
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)

See accompanying notes to Schedule of Portfolio Investments.

53 / Annual Report March 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Finance (continued)
2.67%	07/22/22	[1]	$1,845,000	$1,852,861
Morgan Stanley (GMTN)
6.63%	04/01/18		6,250,000	6,250,000
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.63%	02/14/20	[1]	7,000,000	7,022,131
Protective Life Global Funding
1.72%	04/15/19	[2]	1,800,000	1,781,707
2.70%	11/25/20	[2]	3,115,000	3,097,165
Raymond James Financial, Inc.
5.63%	04/01/24		2,500,000	2,766,097
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	6,979,029	6,821,652
Sandalwood 2013 LLC
2.90%	07/10/25		2,203,773	2,209,172

				80,249,372

Food — 1.05%
Kraft Heinz Foods Co.
3.00%	06/01/26		1,000,000	924,681
3.95%	07/15/25		1,950,000	1,944,478
6.13%	08/23/18		2,000,000	2,025,954
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	3,850,000	3,770,515

				8,665,628

Health Care — 6.68%
Abbott Laboratories
2.35%	11/22/19		944,000	936,341
AbbVie, Inc.
3.60%	05/14/25		1,000,000	987,056
Aetna, Inc.
1.70%	06/07/18		3,185,000	3,180,356
Allergan Finance LLC
3.25%	10/01/22		1,500,000	1,469,280
Allergan Funding SCS (Luxembourg)
3.00%	03/12/20	[3]	700,000	696,717
3.80%	03/15/25	[3]	1,242,000	1,221,965
Amgen, Inc.
3.63%	05/15/22		3,000,000	3,037,317
Anthem, Inc.
2.30%	07/15/18		1,545,000	1,543,781
3.13%	05/15/22		2,500,000	2,469,194
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	[3]	3,200,000	3,152,448
Baxalta, Inc.
2.00%	06/22/18		1,405,000	1,403,776
2.88%	06/23/20		1,400,000	1,390,898

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	$1,000,000	$993,021
Baylor Scott & White Holdings
2.65%	11/15/26		2,315,000	2,183,612
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,000,749
Celgene Corp.
3.88%	08/15/25		2,500,000	2,480,721
CHS/Community Health Systems, Inc.
6.25%	03/31/23		225,000	208,406
Cigna Corp.
3.05%	10/15/27		1,650,000	1,508,354
CVS Health Corp.
4.00%	12/05/23		2,600,000	2,629,389
5.05%	03/25/48		1,400,000	1,478,265
Eli Lilly & Co.
3.10%	05/15/27		550,000	536,907
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	1,401,000	1,446,238
6.50%	09/15/18	[2]	1,500,000	1,522,685
Gilead Sciences, Inc.
3.50%	02/01/25		2,240,000	2,236,027
HCA, Inc.
5.00%	03/15/24		750,000	759,375
6.50%	02/15/20		955,000	1,002,750
Hologic, Inc.
4.63%	02/01/28	[2]	200,000	191,750
Humana, Inc.
3.95%	03/15/27		1,330,000	1,324,380
Kaiser Foundation Hospitals
3.15%	05/01/27		3,435,000	3,328,622
Molina Healthcare, Inc.
5.38%	11/15/22		330,000	327,525
RWJ Barnabas Health, Inc.
2.95%	07/01/26		4,385,000	4,179,611
Shire Acquisitions Investments Ireland DAC
(Ireland)
1.90%	09/23/19	[3]	500,000	491,925
Tenet Healthcare Corp.
4.38%	10/01/21		75,000	74,250
4.50%	04/01/21		514,000	511,430
UnitedHealth Group, Inc.
3.75%	07/15/25		2,070,000	2,098,725
Valeant Pharmaceuticals International, Inc.
(Canada)
5.88%	05/15/23	[2,3]	771,000	685,226
6.13%	04/15/25	[2,3]	150,000	129,750

				54,818,822

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 54

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Industrials — 2.16%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	$2,500,000	$2,404,187
Clean Harbors, Inc.
5.13%	06/01/21		380,000	385,700
General Electric Co. (GMTN)
5.63%	05/01/18		730,000	731,602
Itron, Inc.
5.00%	01/15/26	[2]	300,000	296,340
L3 Technologies, Inc.
5.20%	10/15/19		1,716,000	1,768,257
Northrop Grumman Corp.
3.20%	02/01/27		1,545,000	1,488,788
3.25%	01/15/28		2,810,000	2,687,789
Packaging Corp. of America
2.45%	12/15/20		1,810,000	1,781,429
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[2,3]	2,000,000	1,872,736
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.38%	04/30/25	[2,3]	525,000	510,508
United Technologies Corp. (STEP-reset date 05/04/18)
1.78%	05/04/18		3,850,000	3,846,788

				17,774,124

Information Technology — 1.14%
Amazon.com, Inc.
2.80%	08/22/24	[2]	1,690,000	1,642,188
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		2,250,000	2,219,588
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[2]	257,000	255,310
Microsoft Corp.
2.88%	02/06/24		2,300,000	2,258,755
Oracle Corp.
2.40%	09/15/23		2,565,000	2,453,170
Quintiles IMS, Inc.
5.00%	10/15/26	[2]	300,000	299,640
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[2]	250,000	245,000

				9,373,651

Insurance — 1.93%
Jackson National Life Global Funding
1.88%	10/15/18	[2]	2,000,000	1,993,737
Metropolitan Life Global Funding I
1.55%	09/13/19	[2]	3,000,000	2,948,013

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[2,6]	$1,552,000	$1,534,540
New York Life Global Funding
1.55%	11/02/18	[2]	2,000,000	1,990,287
2.00%	04/13/21	[2]	2,000,000	1,942,405
Pricoa Global Funding I
2.55%	11/24/20	[2]	2,495,000	2,475,671
Principal Life Global Funding II
2.63%	11/19/20	[2]	3,000,000	2,986,302

				15,870,955

Materials — 0.26%
Axalta Coating Systems LLC
4.88%	08/15/24	[2]	250,000	252,187
Dow Chemical Co. (The)
8.55%	05/15/19		1,500,000	1,595,827
Valvoline, Inc.
5.50%	07/15/24		250,000	257,500

				2,105,514

Real Estate Investment Trust (REIT) — 3.14%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		1,500,000	1,493,783
3.90%	06/15/23		150,000	152,096
4.60%	04/01/22		2,000,000	2,083,430
American Campus Communities Operating Partnership LP
3.35%	10/01/20		3,000,000	3,002,907
American Tower Corp.
3.00%	06/15/23		555,000	536,669
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		300,000	302,325
HCP, Inc.
4.00%	12/01/22		2,250,000	2,287,203
4.25%	11/15/23		1,895,000	1,947,486
Healthcare Trust of America Holdings LP
3.70%	04/15/23		1,440,000	1,439,747
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		300,000	282,840
Piedmont Operating Partnership LP
3.40%	06/01/23		1,900,000	1,857,358
Public Storage
2.37%	09/15/22		365,000	351,682
SBA Communications Corp.
4.00%	10/01/22	[2]	550,000	529,375
SL Green Operating Partnership LP
3.25%	10/15/22		1,690,000	1,648,947

See accompanying notes to Schedule of Portfolio Investments.

55 / Annual Report March 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Realty Corp.
5.00%	08/15/18		$1,200,000	$1,205,246
7.75%	03/15/20		650,000	703,291
Ventas Realty LP
3.25%	10/15/26		1,810,000	1,707,723
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		1,025,000	1,017,124
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	2,245,000	2,234,817
Welltower, Inc.
3.75%	03/15/23		1,000,000	1,013,470

				25,797,519

Retail — 0.21%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[2,3]	1,000,000	963,016
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,3]	785,000	752,815

				1,715,831

Services — 0.02%
Aramark Services, Inc.
5.00%	02/01/28	[2]	200,000	196,250

Transportation — 1.33%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		697,887	725,854
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		196,571	201,367
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		103,454	107,654
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,425,003	2,598,900
Continental Airlines Pass-Through Trust, Series 2009, Class A
7.25%	11/10/19		2,393,105	2,530,589
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		830,397	904,368
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		1,308,698	1,464,956
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		874,620	980,163

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		$228,196	$242,424
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		489,328	505,575
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		581,486	632,752

				10,894,602

Total Corporates
(Cost $391,682,580)				387,651,830

MORTGAGE-BACKED — 16.83%**
Non-Agency Commercial Mortgage-Backed — 1.54%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[2]	1,225,000	1,232,556
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[2]	3,417,000	3,388,259
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[2,4,5,6]	6,503,980	402,435
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[2]	1,160,000	1,220,307
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[2,6]	1,265,000	1,287,865
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[2]	1,225,000	1,221,466
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[2]	788,688	803,144
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[2]	950,000	959,390
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[2,6]	1,170,000	1,191,658
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[2]	920,995	927,159

				12,634,239

Non-Agency Mortgage-Backed — 5.27%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month plus 0.22%)

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 56

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.09%	12/25/35	[1]	$2,927,696	$2,928,140
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1
(LIBOR USD 1-Month plus 0.96%)
2.83%	09/25/34	[1]	1,118,237	1,127,161
Ameriquest Mortgage Securities, Inc., Series 2005-R4, Class M1
(LIBOR USD 1-Month plus 0.65%)
2.52%	07/25/35	[1]	768,704	771,336
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.85%	12/25/34	[1]	555,292	545,660
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		3,192	3,380
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.09%	03/27/36	[1,2]	1,585,684	1,564,092
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.05%	05/25/36	[1,2]	103,885	101,888
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.40%	02/25/34	[6]	9,224	9,140
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	118,789	123,435
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[6]	320,541	343,016
Conseco Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		188,630	198,783
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[6]	334,607	354,161
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[2,6]	157,506	166,490
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,6]	602,699	612,877
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.18%	08/25/34	[6]	70,137	68,567
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
(LIBOR USD 1-Month plus 0.20%)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
1.82%	02/27/36	[1,2]	$469,008	$469,002
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP-reset date 04/25/18)
3.38%	12/25/32		905,218	898,910
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP-reset date 04/25/18)
3.46%	12/25/36		519,868	439,629
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.93%	04/25/37	[1]	156,565	118,230
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.12%	04/25/37	[1]	1,860,392	1,430,211
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.36%	09/25/34	[6]	246,050	244,178
GSAA Home Equity Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.15%	08/25/35	[1]	355,413	355,343
Home Loan Trust, Series 2001-HI3, Class AI7 (STEP-reset date 04/25/18)
7.56%	07/25/26		18,956	19,207
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 1A
(LIBOR USD 1-Month plus 0.22%)
2.09%	12/25/35	[1]	1,723,705	1,727,547
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.67%	11/25/34	[1]	25,308	22,920
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.10%	06/25/37	[6]	1,005,441	860,043
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		183,196	185,295
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		48,768	49,447
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		135,402	144,202
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.57%	05/25/37	[6]	287,650	288,287

See accompanying notes to Schedule of Portfolio Investments.

57 / Annual Report March 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		$48,223	$48,923
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		27,708	28,052
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	87,322	89,108
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.69%	01/25/34	[6]	85,201	83,770
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
4.00%	01/25/34	[6]	613	638
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.60%	10/25/32	[6]	1,326	1,347
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
3.45%	10/25/32	[6]	13,043	13,187
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.05%	06/25/37	[1]	533,079	414,772
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
2.12%	06/25/37	[1]	985,117	778,949
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		774,346	805,853
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		382,191	415,227
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		524,575	595,806
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		374,697	398,486
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		601,643	661,305
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.80%	07/25/34	[1]	608,299	614,816
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
(LIBOR USD 1-Month plus 0.80%)
2.67%	07/25/35	[1]	547,424	550,721
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.17%	12/25/35	[1]	2,396,108	2,405,070

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.09%	02/25/36	[1]	$4,765,868	$4,717,960
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.35%	02/25/36	[1]	1,899,806	1,825,961
Park Place Securities, Inc., Series 2005-WCW1, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.32%	09/25/35	[1]	875,684	879,125
Park Place Securities, Inc., Series 2005-WHQ2, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.50%	05/25/35	[1]	28,353	28,429
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
(LIBOR USD 1-Month plus 0.42%)
2.04%	08/26/36	[1,2]	373,960	371,757
Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		21,289	23,495
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class AI5
(STEP-reset date 04/25/18)
6.19%	02/25/33		14,785	14,885
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.30%)
2.17%	01/25/36	[1]	4,113,276	4,080,377
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.63%	12/25/34	[6]	28,751	28,961
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
(LIBOR USD 1-Month plus 0.26%)
2.13%	12/25/35	[1]	193,812	194,270
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.60%	10/25/34	[6]	1,605,326	1,583,314
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.29%	04/19/35	[1]	1,054,663	1,037,281
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 (Federal Reserve US 12-Month Cumulative Average)
2.61%	02/25/36	[1]	701,052	690,948

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 58

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.10%	05/25/36	[6]	$2,626,102	$1,856,808
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		27,718	28,490
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
3.61%	01/25/33	[6]	6,607	6,745
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 0.78%)
2.65%	10/25/45	[1]	1,354,757	1,417,958
Wells Fargo Home Equity Trust, Series 2005-1, Class M2
(LIBOR USD 1-Month plus 0.65%)
2.52%	04/25/35	[1]	454,591	455,916

				43,319,287

U.S. Agency Commercial
Mortgage-Backed — 1.67%
Fannie Mae-Aces, Series 2018-M1, Class A2
2.99%	12/25/27	[6]	5,200,000	5,101,743
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.03%	08/25/24	[1]	2,254,836	2,259,277
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[6]	6,070,000	6,052,520
NCUA Guaranteed Notes, Series 2011-C1,
Class 2A (LIBOR USD 1-Month plus 0.53%)
2.41%	03/09/21	[1]	309,633	309,006

				13,722,546

U.S. Agency Mortgage-Backed — 8.35%
Fannie Mae Pool (TBA)
3.00%	04/25/27		1,815,000	1,812,779
4.50%	04/25/39		5,215,000	5,461,388
Fannie Mae Pool 253974
7.00%	08/01/31		2,594	2,832
Fannie Mae Pool 254232
6.50%	03/01/22		3,949	4,409
Fannie Mae Pool 467144
4.25%	01/01/21		3,154,184	3,251,747
Fannie Mae Pool 468159
4.26%	07/01/21		1,074,278	1,121,499

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 468272
3.83%	07/01/21		$2,833,329	$2,915,255
Fannie Mae Pool 468491
3.95%	07/01/21		2,097,615	2,170,495
Fannie Mae Pool 468552
3.89%	07/01/21		1,776,796	1,829,512
Fannie Mae Pool 527247
7.00%	09/01/26		30	32
Fannie Mae Pool 545191
7.00%	09/01/31		1,269	1,389
Fannie Mae Pool 545646
7.00%	09/01/26		26	28
Fannie Mae Pool 549740
6.50%	10/01/27		9,277	10,359
Fannie Mae Pool 606108
7.00%	03/01/31		502	508
Fannie Mae Pool 630599
7.00%	05/01/32		5,650	6,465
Fannie Mae Pool 655928
7.00%	08/01/32		3,244	3,735
Fannie Mae Pool 735207
7.00%	04/01/34		1,585	1,819
Fannie Mae Pool 735646
4.50%	07/01/20		884	891
Fannie Mae Pool 735686
6.50%	12/01/22		7,158	7,990
Fannie Mae Pool 735861
6.50%	09/01/33		108,033	119,525
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.40%)
3.37%	03/01/34	[1]	28,721	30,168
Fannie Mae Pool 776708
5.00%	05/01/34		148,350	161,306
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.56%)
3.06%	11/01/35	[1]	10,517	11,165
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.39%	12/01/35	[1]	880	916
Fannie Mae Pool 889125
5.00%	12/01/21		41,866	42,606
Fannie Mae Pool 889184
5.50%	09/01/36		129,856	142,734
Fannie Mae Pool 890221
5.50%	12/01/33		198,825	217,957
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.65%)
3.63%	05/01/37	[1]	1,348	1,409

See accompanying notes to Schedule of Portfolio Investments.

59 / Annual Report March 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
3.02%	05/01/37	[1]	$52,308	$55,377
Fannie Mae Pool AL0151
4.38%	04/01/21		3,381,960	3,506,981
Fannie Mae Pool AL0209
4.50%	05/01/41		480,585	513,167
Fannie Mae Pool AL2293
4.38%	06/01/21		4,476,469	4,666,032
Fannie Mae Pool AL6829
2.96%	05/01/27		3,929,411	3,873,625
Fannie Mae Pool AM7009
2.95%	11/01/24		2,517,479	2,515,534
Fannie Mae Pool AM7150
3.05%	11/01/24		1,746,770	1,755,285
Fannie Mae Pool AM7357
3.38%	12/01/29		2,365,552	2,386,673
Fannie Mae Pool AN0556
3.46%	12/01/30		2,428,493	2,462,896
Fannie Mae Pool FN0001
3.76%	12/01/20		2,413,732	2,469,116
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,413,737
Fannie Mae Pool MA1561
3.00%	09/01/33		2,046,756	2,037,963
Fannie Mae Pool MA1608
3.50%	10/01/33		1,913,665	1,950,714
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		164	166
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		12	12
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.59%	05/25/23	[1]	3,665	4,055
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		121,944	136,482
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.34%	07/25/37	[1]	74,421	75,081
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05%Cap)
4.18%	11/25/36	[1]	1,510,579	216,565

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 7.60%Cap)
0.55%	09/25/42	[1]	$14,469,406	$212,203
Freddie Mac Gold Pool A25162
5.50%	05/01/34		165,221	180,804
Freddie Mac Gold Pool A33262
5.50%	02/01/35		49,761	55,929
Freddie Mac Gold Pool A68781
5.50%	10/01/37		10,346	11,513
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,197,470	1,213,888
Freddie Mac Gold Pool C90504
6.50%	12/01/21		465	495
Freddie Mac Gold Pool G01548
7.50%	07/01/32		338,318	398,175
Freddie Mac Gold Pool G01644
5.50%	02/01/34		101,395	111,865
Freddie Mac Gold Pool G02366
6.50%	10/01/36		73,732	83,161
Freddie Mac Gold Pool G11707
6.00%	03/01/20		235	238
Freddie Mac Gold Pool G12393
5.50%	10/01/21		61,896	63,908
Freddie Mac Gold Pool G12909
6.00%	11/01/22		112,083	118,170
Freddie Mac Gold Pool G13032
6.00%	09/01/22		57,301	59,780
Freddie Mac Gold Pool G16085
2.50%	02/01/32		2,955,585	2,897,421
Freddie Mac Gold Pool J06246
5.50%	10/01/21		20,625	21,200
Freddie Mac REMICS, Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09%Cap)
10.09%	10/15/23	[1]	14,590	16,074
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		41,870	45,162
Freddie Mac REMICS, Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.42%	06/15/38	[1]	1,478,707	216,596
Freddie Mac REMICS, Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61%Cap)
4.83%	04/15/42	[1]	1,327,876	230,872

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 60

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae I Pool 782810
4.50%	11/15/39		$1,015,440	$1,095,684
Ginnie Mae II Pool (TBA)
4.00%	04/20/45		1,870,000	1,922,594
4.50%	05/20/48		2,660,000	2,762,140
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year)
2.75%	07/20/34	[1]	28,195	28,919
Ginnie Mae II Pool MA4588
4.50%	07/20/47		803,290	837,556
Ginnie Mae II Pool MA4589
5.00%	07/20/47		4,326,731	4,552,532
Ginnie Mae II Pool MA4838
4.00%	11/20/47		1,955,560	2,012,547
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30%Cap)
10.56%	11/26/23	[1]	31,583	34,792

				68,554,597
Total Mortgage-Backed (Cost $136,849,050)				138,230,669

MUNICIPAL BONDS — 1.89%*
Alabama — 0.22%
Alabama Economic Settlement Authority, Taxable Revenue Bond, Series B
3.16%	09/15/25		1,845,000	1,843,450

California — 0.65%
State of California, Build America Bonds
7.95%	03/01/36		2,750,000	3,012,267
University of California, Taxable Revenue Bonds, Series AJ
4.60%	05/15/31		2,110,000	2,333,977

				5,346,244

Massachusetts — 0.33%
Commonwealth of Massachusetts, Build America Bonds, Series D
4.50%	08/01/31		2,450,000	2,698,430

New York — 0.69%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,086,860
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27		2,000,000	2,250,240

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27	$1,400,000	$1,603,126
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22	700,000	710,451

			5,650,677

Total Municipal Bonds (Cost $15,699,899)			15,538,801

U.S. TREASURY SECURITIES — 24.40%
U.S. Treasury Notes — 24.40%
U.S. Treasury Notes
2.25%	11/15/27	27,775,000	26,613,278
2.38%	01/31/23	91,685,000	90,950,370
2.63%	02/28/23	74,770,000	75,006,577
2.75%	02/15/28	7,795,000	7,800,024

Total U.S. Treasury Securities (Cost $200,074,806)			200,370,249

Total Bonds – 99.28% (Cost $816,980,470)			815,252,869

Issues		Shares	Value
COMMON STOCK — 0.02%
Electric — 0.02%
Homer City Holdings LLC[2,4,5,7]		8,014	136,238

Total Common Stock (Cost $457,400)
Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 1.34%

Foreign Government Obligations — 0.95%
Japan Treasury Discount Bill, Series 735 (Japan)
0.00%[8]	05/01/18	835,000,000	7,852,345

Money Market Funds — 0.28%
Dreyfus Government Cash Management Fund
1.54%[9]		870,000	870,000
Fidelity Investments Money Market Funds - Government Portfolio

See accompanying notes to Schedule of Portfolio Investments.

61 / Annual Report March 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
1.49%[9,10]		280,350	$280,350
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[9]		1,139,000	1,139,000

			2,289,350

U.S. Treasury Bills — 0.11%
U.S. Treasury Bills 1.44%[8,11]	06/14/18	$897,000	893,994

Total Short-Term Investments
(Cost $10,818,210)			11,035,689

Total Investments – 100.64% (Cost $828,256,080)			826,424,796

Liabilities in Excess of Other
Assets – (0.64)%			(5,228,812)

Net Assets – 100.00%			$821,195,984

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2018.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,930,171, which is 0.24% of total net assets.
[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Non-income producing security.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of March 31, 2018.

[10]	Securities, or a portion thereof, pledged as collateral for foreign currency exchange contracts. The total market value of collateral pledged is $280,350.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $893,986.

†	Fair valued security. The aggregate value of fair valued securities is $810,225, which is 0.10% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty		Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 7,674,449	JPY 835,000,000	Goldman Sachs International		05/01/18	$(192,824)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	817	06/29/18	$173,701,859	$64,754	$64,754
U.S. Treasury Five Year Note	569	06/29/18	65,128,273	269,757	269,757

			238,830,132	334,511	334,511

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	136	06/29/18	(21,952,749)	(149,943)	(149,943)

TOTAL FUTURES CONTRACTS			$216,877,383	$184,568	$184,568

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 62

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.36%
ASSET-BACKED SECURITIES — 5.99%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.57%	07/25/56	[1,2]	$2,405,687	$2,425,698
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.54%	01/20/28	[1,2,3]	6,700,000	6,706,646
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.17%	04/25/35	[1,2]	309,650	301,672
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.74%	02/25/30	[1]	137,850	139,094
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.75%	10/27/36	[1]	5,075,000	5,135,321
Education Loan Asset-Backed Trust,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.67%	04/26/32	[1,2]	8,375,000	8,233,601
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.52%	08/27/46	[1,2]	7,857,333	7,746,999
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.03%	06/15/33	[1,2]	635,525	624,472
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.39%	08/25/42	[1]	2,834,506	2,639,131
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	4,262,179	4,327,346
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.30%)
3.03%	04/18/26	[1,2,3]	6,732,933	6,741,289
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.05%	04/15/27	[1,2,3]	8,000,000	8,048,696
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.44%	11/26/40	[1]	5,300,000	5,297,247

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.22%	06/25/41	[1,2]	$3,357,946	$3,376,260
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.42%	07/25/46	[1,2]	11,012,342	11,023,649
Northstar Education Finance, Inc., Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
1.86%	04/28/30	[1]	4,356,218	4,336,042
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.98%	07/01/42	[1,2]	3,900,000	3,105,582
SLC Student Loan Trust, Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.90%	05/15/29	[1]	5,668,305	5,616,770
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	12,465,367	12,497,471
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.67%	12/15/25	[1,2]	5,875,475	5,907,742
SLM Student Loan Trust, Series 2006-9, Class A5
(LIBOR USD 3-Month plus 0.10%)
1.85%	01/26/26	[1]	2,967,134	2,960,737
SLM Student Loan Trust, Series 2007-3, Class A3
(LIBOR USD 3-Month plus 0.04%)
1.79%	04/25/19	[1]	6,203,488	6,151,713
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.13%	10/25/24	[1]	7,004,159	7,010,793
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.40%	01/25/22	[1]	6,964,451	6,937,929
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
2.85%	07/25/23	[1]	4,060,439	4,092,193
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/75	[1]	1,095,000	1,160,149

See accompanying notes to Schedule of Portfolio Investments.

63 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.39%	03/25/26	[1]	$191,948	$192,573
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.57%	01/25/29	[1]	3,244,069	3,238,133
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.52%	05/26/26	[1]	13,007,057	12,923,052
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.42%	06/25/43	[1]	4,138,583	4,149,438
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.47%	02/26/29	[1]	6,628,041	6,604,433

Total Asset-Backed Securities
(Cost $158,339,632)				159,651,871
BANK LOANS — 0.79%*
Communications — 0.04%
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[3]	500,000	507,293
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.56%	03/14/25	[1]	500,000	501,720

				1,009,013
Electric — 0.04%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.63%	12/31/20	[1,4,5]	1,371,456	1,183,567
Finance — 0.13%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.05%	10/06/23	[1]	3,429,507	3,449,518
Health Care — 0.06%
Catalent Pharma Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.13%	05/20/24	[1]	1,565,024	1,572,638
Industrials — 0.25%
Tyco International Holdings SARL, Term Loan

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 1.38%)
3.06%	03/02/20	[1,4,5]	$6,546,160	$6,540,039
Information Technology — 0.19%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.38%	12/31/18	[1]	3,133,260	3,134,388
Quintiles IMS, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.30%	03/07/24	[1]	997,475	1,004,457
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
2.50%	02/28/25	[1]	704,327	708,546
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.22%	02/28/25	[1]	251,256	252,761

				5,100,152
Real Estate Investment Trust (REIT) — 0.05%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.65%	08/03/20	[1]	1,430,000	1,422,850
Services — 0.03%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP-reset date 03/15/18) (Bermuda)
4.88%	01/15/38	3,†	785,477	790,404
Total Bank Loans
(Cost $21,230,514)				21,068,181
CORPORATES — 37.09%*
Automotive — 0.23%
General Motors Co.
3.50%	10/02/18		6,000,000	6,009,523
Banking — 8.17%
Bank of America Corp.
2.74%	01/23/22	[6]	9,705,000	9,572,378
3.00%	12/20/23	[2,6]	2,159,000	2,119,054
6.50%	07/15/18		1,500,000	1,516,845
6.88%	11/15/18		1,000,000	1,026,660
7.63%	06/01/19		5,000,000	5,266,655
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	11,025,000	10,846,985
Bank of America Corp. (MTN)
5.65%	05/01/18		5,233,000	5,245,193
6.88%	04/25/18		17,885,000	17,933,656
Bank of New York Mellon Corp. (The) (MTN)
2.30%	09/11/19		4,753,000	4,720,002

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 64

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		$629,000	$626,801
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		4,295,000	4,280,772
Capital One N.A.
2.35%	08/17/18		550,000	549,659
Discover Bank
2.60%	11/13/18		5,975,000	5,966,653
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,3]	9,220,000	9,267,538
JPMorgan Chase & Co.
2.25%	01/23/20		10,000,000	9,883,661
6.30%	04/23/19		22,375,000	23,196,632
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[6]	13,950,000	13,887,561
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.07%	02/13/20	[1]	7,695,000	7,696,160
Macquarie Bank Ltd. (Australia)
2.60%	06/24/19	[2,3]	5,000,000	4,979,937
PNC Bank N.A. (BKNT)
1.70%	12/07/18		7,680,000	7,629,593
1.95%	03/04/19		10,000,000	9,942,615
2.25%	07/02/19		1,795,000	1,783,440
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	13,000,000	12,741,365
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	2,250,000	2,214,263
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.30%	05/28/19	[1,2,3]	8,000,000	8,001,832
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		9,535,000	9,388,435
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		7,715,000	7,636,938
2.40%	01/15/20		20,000,000	19,832,330

				217,753,613
Communications — 1.46%
AT&T, Inc.
2.38%	11/27/18		5,000,000	4,998,421
3.00%	06/30/22		4,464,000	4,385,451
3.40%	05/15/25		2,655,000	2,557,210
3.60%	02/17/23		1,700,000	1,708,361
4.13%	02/17/26		1,400,000	1,405,669
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		3,415,000	3,498,014

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[3]	$6,674,000	$6,793,631
Sprint Communications, Inc.
9.00%	11/15/18	[2]	2,200,000	2,281,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36%	09/20/21	[2]	3,718,750	3,695,508
Time Warner Cable LLC
6.75%	07/01/18		7,525,000	7,596,382

				38,919,772
Consumer Discretionary — 1.75%
Altria Group, Inc.
9.70%	11/10/18		7,340,000	7,644,599
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19		2,030,000	2,160,500
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	5,500,000	5,495,978
BAT International Finance PLC
(United Kingdom)
1.85%	06/15/18	[2,3]	9,867,000	9,853,253
Beam Suntory, Inc.
1.75%	06/15/18		5,425,000	5,414,372
Constellation Brands, Inc.
2.00%	11/07/19		7,000,000	6,906,326
GLP Capital LP/GLP Financing II, Inc.
4.38%	11/01/18		4,210,000	4,238,965
Molson Coors Brewing Co.
2.25%	03/15/20		5,000,000	4,930,242

				46,644,235
Consumer Products — 0.22%
Newell Brands, Inc.
2.60%	03/29/19		2,540,000	2,535,588
2.88%	12/01/19		3,230,000	3,213,591

				5,749,179
Electric — 2.52%
Duke Energy Florida LLC
2.10%	12/15/19		3,920,000	3,900,335
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		5,000,000	5,012,900
Jersey Central Power & Light Co.
4.80%	06/15/18		1,500,000	1,505,454
7.35%	02/01/19		505,000	522,883
LG&E & KU Energy LLC
3.75%	11/15/20		3,400,000	3,445,713
Metropolitan Edison Co.
7.70%	01/15/19		4,250,000	4,404,760

See accompanying notes to Schedule of Portfolio Investments.

65 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
2.94%	03/27/20	[1]	$5,000,000	$5,002,096
Nevada Power Co.
7.13%	03/15/19		4,125,000	4,289,441
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	14,335,421
Pennsylvania Electric Co.
5.20%	04/01/20		1,262,000	1,307,441
PNM Resources, Inc.
3.25%	03/09/21		7,115,000	7,112,759
Progress Energy, Inc.
7.05%	03/15/19		4,200,000	4,366,228
Public Service Co. of New Mexico
7.95%	05/15/18		4,352,000	4,378,678
Southwestern Electric Power Co.
6.45%	01/15/19		7,395,000	7,600,491

				67,184,600
Energy — 0.98%
Columbia Pipeline Group, Inc.
2.45%	06/01/18		1,936,000	1,934,842
Energy Transfer Partners LP
2.50%	06/15/18		1,156,000	1,156,267
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	3,320,000	3,501,727
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		1,000,000	1,057,769
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
2.37%	04/15/19	[1,2]	1,145,000	1,145,328
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23		5,422,000	5,326,486
Rockies Express Pipeline LLC
6.00%	01/15/19	[2]	1,500,000	1,528,125
6.85%	07/15/18	[2]	1,500,000	1,517,100
Ruby Pipeline LLC
6.00%	04/01/22	[2]	3,707,386	3,867,993
Williams Partners LP
5.25%	03/15/20		5,000,000	5,183,434

				26,219,071
Finance — 6.74%
Air Lease Corp.
2.13%	01/15/20		5,000,000	4,913,701
American Express Credit Corp. (GMTN)
2.25%	08/15/19		2,840,000	2,823,012

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
American Express Credit Corp. (MTN)
2.20%	03/03/20		$4,000,000	$3,945,112
Associates Corp. of North America
6.95%	11/01/18		11,000,000	11,249,629
Citigroup, Inc.
1.70%	04/27/18		7,901,000	7,896,787
1.75%	05/01/18		3,560,000	3,557,693
2.05%	12/07/18		2,000,000	1,991,877
2.50%	09/26/18		11,750,000	11,750,264
2.50%	07/29/19		2,500,000	2,490,639
6.13%	05/15/18		2,940,000	2,951,409
8.50%	05/22/19		3,000,000	3,190,257
Daimler Finance North America LLC
1.50%	07/05/19	[2]	4,407,000	4,333,346
1.75%	10/30/19	[2]	2,000,000	1,963,625
Ford Motor Credit Co. LLC
2.60%	11/04/19		2,550,000	2,531,247
5.00%	05/15/18		1,500,000	1,504,012
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		1,000,000	1,000,030
General Motors Financial Co., Inc.
2.40%	05/09/19		2,600,000	2,587,594
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		8,625,000	8,973,915
Goldman Sachs Group, Inc. (The)
2.63%	01/31/19		8,000,000	7,995,099
6.15%	04/01/18		19,000,000	19,000,000
(LIBOR USD 3-Month plus 1.02%)
2.76%	10/23/19	[1]	5,000,000	5,048,387
International Lease Finance Corp.
6.25%	05/15/19		3,000,000	3,103,808
7.13%	09/01/18	[2]	3,816,000	3,874,194
Morgan Stanley
2.13%	04/25/18		2,000,000	1,999,243
Morgan Stanley (GMTN)
5.50%	01/26/20		2,805,000	2,927,221
5.50%	07/24/20		2,550,000	2,679,993
6.63%	04/01/18		20,997,000	20,997,000
7.30%	05/13/19		8,000,000	8,385,058
(LIBOR USD 3-Month plus 0.55%)
2.29%	02/10/21	[1]	10,000,000	10,008,200
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,077,696
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.63%	02/14/20	[1]	3,795,000	3,806,998

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 66

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Protective Life Global Funding
1.72%	04/15/19	[2]	$8,245,000	$8,161,207

				179,718,253
Food — 1.12%
Campbell Soup Co.
3.30%	03/15/21		4,025,000	4,051,919
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.83%	10/09/20	[1]	7,250,000	7,257,894
Kraft Heinz Foods Co.
6.13%	08/23/18		5,000,000	5,064,885
(LIBOR USD 3-Month plus 0.42%)
2.22%	08/09/19	[1]	4,000,000	4,007,308
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	9,670,000	9,470,358

				29,852,364
Health Care — 5.23%
AbbVie, Inc.
1.80%	05/14/18		2,230,000	2,228,438
2.30%	05/14/21		8,530,000	8,321,230
Allergan Funding SCS (Luxembourg)
3.00%	03/12/20	[3]	7,175,000	7,141,344
Amgen, Inc.
2.20%	05/22/19		5,000,000	4,969,875
3.63%	05/15/22		3,400,000	3,442,293
Anthem, Inc.
2.50%	11/21/20		10,270,000	10,103,108
AstraZeneca PLC (United Kingdom)
2.38%	11/16/20	[3]	6,000,000	5,908,822
Baxalta, Inc.
2.00%	06/22/18		3,425,000	3,422,015
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	6,425,000	6,380,160
Becton Dickinson and Co.
2.40%	06/05/20		2,260,000	2,217,412
2.68%	12/15/19		3,661,000	3,653,495
Boston Scientific Corp.
6.00%	01/15/20		4,605,000	4,838,052
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,009,743
Celgene Corp.
2.75%	02/15/23		585,000	562,168
2.88%	08/15/20		5,000,000	4,983,029
Cigna Corp.
4.50%	03/15/21		5,335,000	5,508,617
5.13%	06/15/20		1,725,000	1,796,972

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
CVS Health Corp.
2.25%	12/05/18		$16,681,000	$16,611,563
Fresenius Medical Care U.S. Finance II, Inc.
6.50%	09/15/18	[2]	9,560,000	9,704,580
HCA, Inc.
3.75%	03/15/19		1,750,000	1,758,837
Humana, Inc.
2.50%	12/15/20		5,675,000	5,577,545
Medtronic, Inc.
4.45%	03/15/20		3,175,000	3,297,307
Roche Holdings, Inc.
2.25%	09/30/19	[2]	3,710,000	3,693,634
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	7,865,000	7,737,974
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.93%	03/19/21	[1]	2,685,000	2,688,637

				139,556,850
Industrials — 1.78%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	5,660,000	5,896,548
Bemis Co., Inc.
6.80%	08/01/19		4,180,000	4,387,907
Clean Harbors, Inc.
5.13%	06/01/21		243,000	246,645
General Electric Co. (GMTN)
2.20%	01/09/20		2,000,000	1,969,922
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
2.17%	05/05/26	[1]	5,180,000	4,959,429
L3 Technologies, Inc.
5.20%	10/15/19		5,200,000	5,358,356
Siemens Financieringsmaatschappij NV (Netherlands)
1.30%	09/13/19	[2,3]	6,500,000	6,383,579
United Technologies Corp.
(STEP-reset date 05/04/18)
1.78%	05/04/18		11,147,000	11,137,700
WestRock MWV LLC
7.38%	09/01/19		5,850,000	6,199,336
WestRock RKT Co.
3.50%	03/01/20		1,000,000	1,008,229

				47,547,651
Information Technology — 0.75%
Analog Devices, Inc.
2.85%	03/12/20		4,030,000	4,025,302
Apple, Inc.
1.70%	02/22/19		3,255,000	3,242,068

See accompanying notes to Schedule of Portfolio Investments.

67 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		$6,750,000	$6,658,764
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	2,000,000	2,009,615
QUALCOMM, Inc.
1.85%	05/20/19		2,035,000	2,021,221
2.25%	05/20/20		2,000,000	1,971,298

				19,928,268

Insurance — 1.01%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.73%	03/29/21	[1]	4,000,000	4,007,373
Metropolitan Life Global Funding I
1.35%	09/14/18	[2]	8,000,000	7,959,305
1.88%	06/22/18	[2]	7,500,000	7,490,795
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[2,6]	3,550,000	3,510,063
Pricoa Global Funding I
1.45%	09/13/19	[2]	4,000,000	3,922,162

				26,889,698

Materials — 0.70%
Dow Chemical Co. (The)
8.55%	05/15/19		6,159,000	6,552,465
Georgia-Pacific LLC
2.54%	11/15/19	[2]	8,000,000	7,944,688
Monsanto Co.
2.13%	07/15/19		4,275,000	4,242,291

				18,739,444

Real Estate Investment Trust (REIT) — 3.56%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		8,800,000	8,763,528
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		6,040,000	6,045,853
American Tower Corp.
3.40%	02/15/19		7,395,000	7,433,619
Boston Properties LP
5.63%	11/15/20		2,260,000	2,394,731
5.88%	10/15/19		9,615,000	9,988,716
Digital Realty Trust LP
5.88%	02/01/20		3,000,000	3,131,529
Duke Realty LP
3.88%	02/15/21		6,385,000	6,503,220
HCP, Inc.
2.63%	02/01/20		6,870,000	6,805,168
3.75%	02/01/19		5,000,000	5,038,077

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Kimco Realty Corp.
6.88%	10/01/19		$5,860,000	$6,194,777
SL Green Realty Corp.
5.00%	08/15/18		8,000,000	8,034,972
7.75%	03/15/20		1,650,000	1,785,276
UDR, Inc.
3.70%	10/01/20		3,000,000	3,047,047
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		3,186,000	3,161,519
VEREIT Operating Partnership LP
3.00%	02/06/19		3,890,000	3,890,103
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	5,500,000	5,475,053
3.25%	10/05/20	[2]	4,000,000	4,030,622
Welltower, Inc.
4.13%	04/01/19		3,290,000	3,325,697

				95,049,507

Retail — 0.45%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	7,000,000	6,920,866
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		5,000,000	4,976,884

				11,897,750

Services — 0.25%
Moody’s Corp.
(LIBOR USD 3-Month plus 0.35%)
2.37%	09/04/18	[1]	5,820,000	5,824,883
Republic Services, Inc.
5.50%	09/15/19		850,000	883,865

				6,708,748

Transportation — 0.17%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		940,614	982,942
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,395,774	1,451,709
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		1,144,478	1,172,403
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		806,844	850,943

				4,457,997

Total Corporates
(Cost $992,830,732)				988,826,523

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 68

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 28.95%**
Non-Agency Commercial Mortgage-Backed — 1.02%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[2,4,5,6]	$17,989,732	$1,113,118
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		14,313,895	14,323,567
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[2]	2,172,036	2,132,360
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	1,057,520	1,054,309
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
(LIBOR USD 1-Month plus 0.16%)
1.93%	05/15/47	[1]	5,720,869	5,704,849
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[2,6]	2,855,000	2,837,758

				27,165,961
Non-Agency Mortgage-Backed — 10.68%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.09%	02/25/37	[1]	12,000,000	11,436,683
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.09%	12/25/35	[1]	3,850,331	3,850,916
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.25%)
2.12%	12/25/35	[1]	6,541,449	6,537,108
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.05%	04/25/36	[1]	5,270,216	5,265,387
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5
(STEP-reset date 04/25/18)
7.14%	10/25/27		14,225	14,735
Argent Securities, Inc., Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	10/25/35	[1]	6,055,729	6,062,531
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		10,105,612	10,410,293

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.09%	03/27/36	[1,2]	$6,869,075	$6,775,541
Banc of America Funding Trust, Series 2015-R3, Class 8A1
(LIBOR USD 1-Month plus 0.15%)
2.02%	06/27/36	[1,2]	4,615,316	4,579,171
Banc of America Funding Trust, Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
1.76%	07/27/36	[1,2]	6,781,659	6,670,672
BCAP LLC Trust, Series 2008-IND2, Class A1
(LIBOR USD 1-Month plus 1.65%)
3.52%	04/25/38	[1]	6,776,248	6,826,388
BCAP LLC Trust, Series 2013-RR5, Class 2A1
3.21%	03/26/37	[2,6]	6,027,236	6,084,102
Bear Stearns ARM Trust, Series 2004-3, Class 4A
3.77%	07/25/34	[6]	2,779,300	2,816,849
Chase Funding Trust, Series 2002-2, Class 2M1
(LIBOR USD 1-Month plus 0.90%)
2.77%	02/25/32	[1]	124,820	124,896
Chase Funding Trust, Series 2007-A1, Class 8A1
3.72%	02/25/37	[6]	9,696,484	9,952,374
Chase Funding Trust, Series 2007-A2, Class 2A3
3.61%	07/25/37	[6]	2,007,995	2,048,614
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.05%	05/25/36	[1,2]	1,029,426	1,009,635
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.41%	10/25/57	[1,2]	7,599,887	7,768,839
CIM Trust, Series 2015-4AG, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.66%	10/25/57	[1,2]	10,089,134	10,210,131
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.40%	02/25/34	[6]	117,913	116,834
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
3.17%	07/25/37	[1]	90,000	85,485

See accompanying notes to Schedule of Portfolio Investments.

69 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	$1,319,371	$1,370,978
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28		4,900	5,047
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.18%	08/25/34	[6]	15,237	14,896
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
3.42%	02/25/34	[6]	2,403,752	2,433,723
Credit Suisse Mortgage Trust, Series 2014-9R, Class 8A1
(LIBOR USD 1-Month plus 0.16%)
1.78%	10/27/36	[1,2]	1,595,321	1,572,195
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP-reset date 04/25/18)
3.84%	11/25/35		496,843	501,361
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP-reset date 04/25/18)
3.44%	01/25/36		2,258,891	1,944,649
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.93%	04/25/37	[1]	3,139,524	2,370,820
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.21%)
2.02%	03/19/45	[1]	1,119,927	1,103,684
Encore Credit Receivables Trust, Series 2005-2, Class M2
(LIBOR USD 1-Month plus 0.69%)
2.56%	11/25/35	[1]	4,468,283	4,521,734
FBR Securitization Trust, Series 2005-02, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.59%	09/25/35	[1]	3,589,232	3,608,302
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.36%	09/25/34	[6]	9,079	9,010
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
3.73%	02/25/35	[6]	1,135,201	1,146,527
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.95%	04/16/35	[1,2]	1,165,536	1,134,637

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.31%	06/25/30	[1]	$215,245	$186,152
GSAA Home Equity Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.15%	08/25/35	[1]	1,022,430	1,022,229
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
3.64%	11/25/35	[6]	754,023	774,721
Impac CMB Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.51%	08/25/35	[1]	2,104,128	1,979,061
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.65%	12/25/34	[1]	332,223	308,099
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.67%	11/25/34	[1]	1,000,801	906,371
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		616,823	656,914
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.15%	03/25/47	[1]	50,000	42,323
JPMorgan Mortgage Acquisition Trust., Series 2005-FRE1, Class A2F3 (STEP-reset date 04/25/18)
3.39%	10/25/35		1,864,450	1,852,082
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
3.68%	07/25/35	[6]	1,519,617	1,549,384
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.69%	07/25/35	[6]	377,466	389,639
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		591,704	597,763
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		490,578	497,701
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[4,5,6]	131,848,505	2,388,429

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 70

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.69%	01/25/34	[6]	$9,890	$9,724
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
4.00%	01/25/34	[6]	48,280	50,271
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.47%	11/21/34	[6]	1,354,057	1,397,185
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.60%	04/25/34	[6]	182,175	184,308
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.62%	06/25/34	[6]	31,588	27,430
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		3,131,338	3,266,068
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		5,024,592	5,305,473
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		5,196,826	5,396,518
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		5,292,420	5,485,627
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.60%	10/25/32	[6]	262,724	266,736
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
2.87%	08/25/34	[1]	1,074,190	1,049,545
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.05%	06/25/37	[1]	12,515,708	9,738,074
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.27%	08/25/34	[6]	1,763,104	1,812,705
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		1,954,756	1,732,747
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,186,539	1,347,656
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[2]	5,468,439	6,181,928
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.80%	07/25/34	[1]	3,953,942	3,996,301

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)
2.77%	07/25/34	[1]	$439,719	$436,057
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
(LIBOR USD 1-Month plus 1.25%)
1.40%	03/26/37	[1,2]	1,733,307	1,737,601
MortgageIT Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.47%	08/25/35	[1]	430,974	422,646
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.15%	10/25/35	[1]	6,754,740	6,642,090
New Century Home Equity Loan Trust, Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.74%)
2.61%	07/25/35	[1]	5,912,789	5,938,070
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.09%	02/25/36	[1]	12,056,853	11,935,653
Nomura Resecuritization Trust, Series 2014-1R, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.31%	10/26/36	[1,2]	655,689	654,082
Nomura Resecuritization Trust, Series 2014-1R, Class 4A1
0.00%	01/26/37	[2,6]	966,251	969,869
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
3.73%	02/26/36	[2,6]	941,364	944,330
Option One Mortgage Loan Trust, Series 2005-1, Class A4
(LIBOR USD 1-Month plus 0.80%)
2.67%	02/25/35	[1]	866,254	867,645
Park Place Securities, Inc., Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
2.85%	10/25/34	[1]	8,210,762	8,414,595
Park Place Securities, Inc., Series 2005-WCW1, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.32%	09/25/35	[1]	3,644,161	3,658,482
Park Place Securities, Inc., Series 2005-WCW2, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.62%	07/25/35	[1]	8,260,930	8,304,087
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.94%	03/25/35	[6]	4,696,427	3,452,818

See accompanying notes to Schedule of Portfolio Investments.

71 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2004-SL4, Class A3
6.50%	07/25/32		$366,802	$369,569
Residential Asset Mortgage Products Trust, Series 2005-SL1, Class A5
6.50%	05/25/32		1,051,244	1,049,527
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
3.57%	11/25/34	[6]	4,863,078	4,985,909
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
(LIBOR USD 1-Month plus 0.72%)
2.59%	10/25/35	[1]	3,694,520	3,704,646
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A5
(LIBOR USD 3-Month plus 0.14%)
2.01%	09/25/36	[1]	9,758,023	9,735,731
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
3.62%	09/25/33	[6]	996,260	1,006,461
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
2.42%	07/25/34	[1,2]	115,413	111,129
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
3.61%	01/25/33	[6]	119,845	122,353
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.45%	01/25/35	[6]	912,196	935,680
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		5,510,398	5,654,098
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.16%	10/25/45	[1]	3,147,146	3,125,422
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.20%	01/25/45	[1]	501,174	500,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
3.60%	09/25/34	[6]	1,593,894	1,693,791
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.65%	06/25/35	[6]	5,074,010	5,190,087
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
3.53%	05/25/35	[6]	133,788	138,170

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
3.75%	03/25/36	[6]	$1,241,655	$1,229,354

				284,714,001
U.S. Agency Commercial
Mortgage-Backed — 9.85%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
1.93%	04/25/20	[1]	12,818,713	12,795,475
Fannie Mae-Aces, Series 2013-M13, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.22%	05/25/18	[1]	1,225,487	1,225,724
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.84%	03/25/19	[1]	3,149,999	3,146,661
Fannie Mae-Aces, Series 2017-M11, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.06%	09/25/24	[1]	12,331,690	12,351,831
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.03%	08/25/24	[1]	5,939,567	5,951,266
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J19F, Class A1
2.91%	02/25/22		6,500,000	6,510,403
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A5
5.09%	03/25/19		13,850,000	14,072,625
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		17,500,000	17,918,873
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		4,187,949	4,212,782
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		17,655,826	18,116,502
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		11,653,754	11,684,934

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 72

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
1.97%	01/25/22	[1]	$9,625,768	$9,637,078
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	05/25/22	[1]	14,111,904	14,133,411
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	07/25/22	[1]	11,060,380	11,081,273
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	08/01/57	[1]	20,441,358	20,477,593
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		6,298,051	6,207,958
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1
(LIBOR USD 1-Month plus 0.22%)
1.89%	07/25/20	[1]	14,535,000	14,535,289
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG2
(LIBOR USD 1-Month plus 0.20%)
1.87%	10/25/19	[1]	17,330,000	17,333,866
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	08/25/23	[1]	13,227,169	13,240,050
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		17,405,000	17,739,072
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		2,793,390	2,803,397
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.68%	01/25/21	[6]	9,204,070	9,227,136

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative
Average plus 0.74%)
2.02%	10/25/21	[1]	$5,656,161	$5,660,286
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	1,164,301	1,165,638
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[6]	1,611,893	1,617,488
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.41%	03/09/21	[1]	9,709,339	9,689,679

				262,536,290
U.S. Agency Mortgage-Backed — 7.40%
Fannie Mae Pool 466973
3.85%	01/01/21		13,719,539	14,109,415
Fannie Mae Pool 567002
8.00%	05/01/23		30,418	32,621
Fannie Mae Pool 735861
6.50%	09/01/33		18,636	20,618
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.30%	04/01/34	[1]	264,674	270,135
Fannie Mae Pool 995182
5.50%	06/01/20		218,167	220,269
Fannie Mae Pool AD0538
6.00%	05/01/24		584,616	619,620
Fannie Mae Pool AE0083
6.00%	01/01/40		1,289,022	1,451,167
Fannie Mae Pool AL0851
6.00%	10/01/40		1,632,631	1,823,831
Fannie Mae Pool AM7028
(LIBOR USD 1-Month plus 0.24%)
1.91%	10/01/19	[1]	22,950,000	22,951,585
Fannie Mae REMICS, Series 1997-76, Class FS
LIBOR USD 1-Month
2.26%	09/17/27	[1]	18,160	17,799
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
2.82%	10/25/31	[1]	957,941	978,082
Fannie Mae REMICS, Series 2003-130, Class HF
(LIBOR USD 1-Month plus 0.45%)
2.32%	12/25/33	[1]	821,331	821,171

See accompanying notes to Schedule of Portfolio Investments.

73 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
2.47%	12/25/32	[1]	$5,900,543	$5,974,229
Fannie Mae REMICS, Series 2005-57, Class EG
(LIBOR USD 1-Month plus 0.30%)
2.17%	03/25/35	[1]	545,063	544,787
Fannie Mae REMICS, Series 2005-59, Class NF
(LIBOR USD 1-Month plus 0.25%)
2.12%	05/25/35	[1]	3,048,199	3,066,361
Fannie Mae REMICS, Series 2007-61, Class A
(LIBOR USD 1-Month plus 0.28%)
2.15%	03/25/37	[1]	1,594,170	1,594,805
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.34%	07/25/37	[1]	461,247	465,333
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		550,052	565,526
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
2.69%	03/25/37	[1]	2,886,395	2,955,014
Fannie Mae REMICS, Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
3.07%	10/25/49	[1]	3,415,079	3,492,501
Fannie Mae REMICS, Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
2.77%	11/25/49	[1]	2,287,394	2,338,344
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.27%	10/25/40	[1]	1,685,090	1,689,425
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.36%	11/25/36	[1]	10,146,666	1,447,038
Fannie Mae REMICS, Series 2010-39, Class FE
(LIBOR USD 1-Month plus 0.77%)
2.64%	06/25/37	[1]	5,401,512	5,513,208
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40		1,310,166	1,386,646

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
2.63%	02/25/40	[1]	$1,975,075	$2,010,222
Fannie Mae REMICS, Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.73%	09/25/40	[1]	7,195,314	1,265,101
Fannie Mae REMICS, Series 2011-118, Class FB
(LIBOR USD 1-Month plus 0.45%)
2.32%	11/25/41	[1]	9,570,623	9,633,168
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.37%	05/25/37	[1]	3,977,082	3,983,306
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.39%	04/25/42	[1]	7,355,919	7,431,693
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.12%	07/25/42	[1]	6,773,209	6,766,932
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		585	616
Freddie Mac Gold Pool A45796
7.00%	01/01/33		6,518	7,212
Freddie Mac Gold Pool C46104
6.50%	09/01/29		8,668	9,769
Freddie Mac Gold Pool G13032
6.00%	09/01/22		715,796	746,764
Freddie Mac Gold Pool G13475
6.00%	01/01/24		89,837	93,536
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		581,044	626,724
Freddie Mac REMICS, Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
2.78%	06/15/31	[1]	8,807	9,068
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.38%	10/15/33	[1]	4,009,817	4,062,376
Freddie Mac REMICS, Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
2.08%	04/15/35	[1]	4,074,284	4,076,409

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 74

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
2.28%	12/15/34	[1]	$3,075,601	$3,076,944
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37		249,302	270,308
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.08%	08/15/35	[1]	1,030,872	1,027,831
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.08%	08/15/35	[1]	2,658,460	2,650,619
Freddie Mac REMICS, Series 3346, Class FA
(LIBOR USD 1-Month plus 0.23%)
2.01%	02/15/19	[1]	1,025	1,026
Freddie Mac REMICS, Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
2.72%	06/15/38	[1]	810,009	827,412
Freddie Mac REMICS, Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
2.68%	05/15/39	[1]	859,784	881,835
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		151,425	162,276
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.18%	11/15/40	[1]	1,041,402	1,043,045
Freddie Mac REMICS, Series 3824, Class FA
(LIBOR USD 1-Month plus 0.15%)
1.93%	03/15/26	[1]	240,548	240,600
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.18%	04/15/29	[1]	332,009	332,480
Freddie Mac REMICS, Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
2.13%	02/15/41	[1]	7,610,902	7,643,533
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.18%	05/15/32	[1]	2,410,344	2,416,203

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4235, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.13%	01/15/34	[1]	$3,766,428	$3,777,064
Freddie Mac Strips, Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
2.08%	07/15/36	[1]	2,967,215	2,974,690
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.28%	06/15/42	[1]	4,274,426	4,318,494
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
2.28%	11/15/43	[1]	19,200,193	19,422,607
Ginnie Mae I Pool 422972
6.50%	07/15/29		21,543	24,108
Ginnie Mae II Pool 1849
8.50%	08/20/24		363	372
Ginnie Mae II Pool 2020
8.50%	06/20/25		669	724
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,322	1,456
Ginnie Mae II Pool 2487
8.50%	09/20/27		11,247	12,396
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	04/20/27	[1]	19,609	20,239
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.38%	03/20/32	[1]	37,829	38,209
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/32	[1]	12,100	12,565
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/34	[1]	395,182	405,327
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.00%)
2.88%	01/20/35	[1]	11,815	12,115
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.00%	02/20/25	[1]	15,812	16,284
Ginnie Mae, Series 2003-11, Class FK
(LIBOR USD 1-Month plus 0.30%)
2.09%	02/16/33	[1]	1,303,820	1,306,649

See accompanying notes to Schedule of Portfolio Investments.

75 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2004-5, Class PF
(LIBOR USD 1-Month plus 0.55%)
2.37%	02/20/33	[1]	$405,987	$406,408
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.98%	05/20/37	[1]	6,108,319	864,171
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.12%	07/20/38	[1]	1,299,157	1,302,529
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		3,407,022	3,289,174
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.33%	10/07/20	[1]	5,291,233	5,310,145
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.44%	12/08/20	[1]	8,430,518	8,482,056
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.18%	12/08/20	[1]	3,925,434	3,948,818
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.33%	01/08/20	[1]	3,790,581	3,799,412
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.15%	03/11/20	[1]	2,006,276	2,010,844

				197,403,394
Total Mortgage-Backed
(Cost $764,107,898)				771,819,646

MUNICIPAL BONDS — 0.02%*
California — 0.02%
State of California, Taxable, Various Purpose
6.20%	03/01/19		600,000	620,586

Total Municipal Bonds
(Cost $620,980)
U.S. TREASURY SECURITIES — 26.52%
U.S. Treasury Notes — 26.52%
U.S. Treasury Notes
1.88%	12/15/20		72,930,000	72,004,131
2.25%	03/31/20		604,495,000	604,242,998
2.63%	02/28/23		30,865,000	30,962,659

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
Total U.S. Treasury Securities
(Cost $707,577,467)			$707,209,788

Total Bonds – 99.36%
(Cost $2,644,707,223)			2,649,196,595

Issues		Shares	Value
COMMON STOCK — 0.07%
Electric — 0.07%
Homer City Holdings
LLC[2,4,5,7]		106,501	1,810,517

Total Common Stock
(Cost $6,078,660)

Purchased Swaptions – 0.00%
(Cost $939,000)			39,507

Issues	Maturity Date	Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 22.87%
Money Market Funds — 10.55%
Dreyfus Government Cash Management Fund
1.54%[8]		133,556,000	133,556,000
Fidelity Investments Money Market Funds - Government Portfolio
1.49%[8,9]		1,258	1,258
JPMorgan U.S. Government Money Market Fund
1.53%[8]		133,490,000	133,490,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[8]		14,144,000	14,144,000

			281,191,258
U.S. Treasury Bills — 12.32%
U.S. Treasury Bills
0.87%[10]	04/05/18	$315,600,000	315,557,369
1.44%[10,11]	06/14/18	2,926,000	2,916,194
1.52%[10]	07/05/18	10,000,000	9,955,472

			328,429,035
Total Short-Term Investments
(Cost $609,614,853)			609,620,293

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 76

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Value
Total Investments Before Written
Swaptions – 122.30%
(Cost $3,261,339,736)	$3,260,666,912

Written Swaptions – 0.00%
(Cost $(540,000))	(15,219)

Liabilities in Excess of Other Assets – (22.30)%	(594,475,142)

Net Assets – 100.00%	$2,666,176,551

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2018.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $13,035,670, which is 0.49% of total net assets.
[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[7]	Non-income producing security.
[8]	Represents the current yield as of March 31, 2018.
[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,258.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,916,169.
†	Fair valued security. The aggregate value of fair valued securities is $790,404, which is 0.03% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

77 / Annual Report March 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	5,538	06/29/18	$1,177,430,719	$ 562,192	$ 562,192
U.S. Treasury Five Year Note	514	06/29/18	58,832,922	298,884	298,884

			1,236,263,641	861,076	861,076
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	354	06/29/18	(57,141,715)	(390,292)	(390,292)

TOTAL FUTURES CONTRACTS			$1,179,121,926	$ 470,784	$ 470,784

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$30,000,000	$39,507	$939,000	$(899,493)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$(30,000,000)	$(15,219)	$(540,000)	$524,781

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 78

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
BONDS – 91.51%
ASSET-BACKED SECURITIES — 12.70%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.88%	07/15/26	[1,2,3]	$250,000	$250,274
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.54%	01/20/28	[1,2,3]	250,000	250,248
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.24%	01/25/35	[2,3]	220,960	218,418
BlueMountain CLO Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
2.67%	07/20/26	[1,2,3]	250,000	250,265
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.29%	06/09/30	[1,2,3]	250,000	251,885
Crystal River, Series 2005-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
1.42%	03/02/46	[1,2,3,4,5]	470,845	86,435
Dryden 38 Senior Loan Fund, Series 2015-38A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
3.15%	07/15/27	[1,2,3]	250,000	250,745
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.67%	04/26/32	[2,3]	645,000	634,110
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.03%	06/15/33	[2,3]	254,890	250,457
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	193,167	188,806
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.99%	05/25/34	[2,3]	454,562	458,211
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.30%)
3.03%	04/18/26	[1,2,3]	199,716	199,964
Magnetite VII, Ltd. (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.62%	01/15/28	[1,2,3]	250,000	250,249

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.05%	04/15/27	[1,2,3]	$420,000	$422,557
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.82%	11/25/48	[2,3]	500,000	505,316
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.57%	01/15/28	[1,2,3]	250,000	250,519
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.70%	10/20/26	[1,2,3]	240,000	239,891
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	338,214	125,139
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.98%	03/28/46	[2,3]	883,820	891,484
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.13%	08/15/31	[2]	217,036	207,699
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.22%	07/25/39	[2]	406,553	389,135
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.30%	10/25/64	[2,3]	270,000	268,121
SLM Student Loan Trust, Series 2005-9, Class B
(LIBOR USD 3-Month plus 0.30%)
2.04%	01/25/41	[2]	309,292	295,645
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.92%	01/25/41	[2]	900,000	878,209
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
2.50%	10/27/70	[2]	215,000	206,752
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.40%	01/25/22	[2]	248,730	247,783

See accompanying notes to Schedule of Portfolio Investments.

79 / Annual Report March 2018

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	01/25/83	[2]	$340,000	$335,419
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	04/26/83	[2]	340,000	336,438
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	04/25/73	[2]	340,000	349,093
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/25/73	[2]	235,000	242,990
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[2]	340,000	350,579
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[2]	340,000	349,877
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/75	[2]	340,000	360,229
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.02%	10/25/34	[2]	310,000	317,606
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	355,109	402,445
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[3]	362,563	413,903
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.92%	04/25/40	[2,3]	300,000	291,934

Total Asset-Backed Securities
(Cost $12,463,187)				12,218,830

BANK LOANS — 0.19%*
Services — 0.19%
AABS Ltd., Term Loan, Series 2013-1,
Class A (STEP-reset date 03/15/18)
(Bermuda)
4.88%	01/15/38	1,†	184,818	185,977

Total Bank Loans
(Cost $186,273)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES — 33.41%*
Automotive — 0.26%
General Motors Co.
3.50%	10/02/18		$250,000	$250,397

Banking — 6.86%
Bank of America Corp.
2.74%	01/23/22	[6]	485,000	478,372
3.00%	12/20/23	[3,6]	431,000	423,026
3.71%	04/24/28	[6]	525,000	517,268
Bank of America Corp. (MTN)
5.65%	05/01/18		900,000	902,097
6.88%	04/25/18		300,000	300,816
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[6]	250,000	243,574
Discover Bank
2.60%	11/13/18		250,000	249,651
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[1,3]	455,000	457,346
JPMorgan Chase & Co.
3.22%	03/01/25	[6]	420,000	409,648
3.90%	07/15/25		250,000	252,529
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[6]	485,000	482,829
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.07%	02/13/20	[2]	385,000	385,058
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,6]	200,000	193,198
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[1]	165,000	161,717
3.37%	01/05/24	[1,6]	200,000	196,293
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[1]	250,000	248,295
Wells Fargo & Co.
3.00%	04/22/26		145,000	136,156
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	575,000	562,018

				6,599,891

Communications — 2.34%
AT&T, Inc.
4.13%	02/17/26		200,000	200,810
4.80%	06/15/44		350,000	343,433
5.25%	03/01/37		265,000	280,958
CBS Corp.
3.70%	06/01/28	[3]	145,000	138,706

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 80

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Communications (continued)
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.00%	02/01/28	[3]	$54,000	$50,963
5.13%	05/01/27	[3]	46,000	43,628
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45		200,000	221,230
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	97,000	78,327
9.75%	07/15/25	[1,3]	40,000	37,450
Level 3 Financing, Inc.
5.13%	05/01/23		20,000	19,675
Sprint Communications, Inc.
9.00%	11/15/18	[3]	50,000	51,844
Sprint Corp.
7.63%	03/01/26		40,000	39,200
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	175,000	173,906
4.74%	03/20/25	[3]	200,000	201,250
Verizon Communications, Inc.
4.52%	09/15/48		225,000	217,676
4.86%	08/21/46		150,000	151,433

				2,250,489
Consumer Discretionary — 0.88%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		200,000	198,388
Anheuser-Busch InBev Worldwide, Inc.
4.00%	04/13/28		145,000	146,947
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[1,3]	350,000	349,512
Central Garden & Pet Co.
5.13%	02/01/28		39,000	37,052
6.13%	11/15/23		55,000	57,681
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		55,000	55,963

				845,543
Electric — 2.11%
Duke Energy Carolinas LLC
3.75%	06/01/45		355,000	344,103
Entergy Texas, Inc.
3.45%	12/01/27		250,000	244,952
Pennsylvania Electric Co.
5.20%	04/01/20		400,000	414,403
Puget Energy, Inc.
6.00%	09/01/21		250,000	271,407

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Electric (continued)
Southern Co. Gas Capital Corp.
3.25%	06/15/26		$500,000	$481,812
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	278,570

				2,035,247
Energy — 2.03%
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		18,000	17,933
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	20,000	19,775
Diamondback Energy, Inc.
4.75%	11/01/24		11,000	10,931
EQT Midstream Partners LP
4.13%	12/01/26		350,000	335,573
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	200,000	210,947
Gulfport Energy Corp.
6.38%	05/15/25		13,000	12,496
Kinder Morgan, Inc.
5.63%	11/15/23	[3]	200,000	214,235
NiSource, Inc.
2.65%	11/17/22		150,000	145,718
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	10,000	9,963
5.38%	01/15/25	[3]	35,000	35,087
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		125,000	125,859
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	75,000	78,001
Ruby Pipeline LLC
6.00%	04/01/22	[3]	189,394	197,599
Sabine Pass Liquefaction LLC
4.20%	03/15/28		175,000	172,813
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		100,000	95,212
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	150,000	144,299
Williams Partners LP
3.60%	03/15/22		125,000	124,548

				1,950,989
Finance — 5.23%
Citigroup, Inc.
1.70%	04/27/18		380,000	379,797
2.50%	09/26/18		400,000	400,009
3.67%	07/24/28	[6]	405,000	394,949
6.13%	05/15/18		325,000	326,261

See accompanying notes to Schedule of Portfolio Investments.

81 / Annual Report March 2018

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Finance (continued)
Ford Motor Credit Co. LLC
3.16%	08/04/20		$275,000	$273,574
Goldman Sachs Group, Inc. (The)
3.69%	06/05/28	[6]	200,000	194,784
3.81%	04/23/29	[6]	145,000	142,316
6.15%	04/01/18		885,000	885,000
International Lease Finance Corp.
7.13%	09/01/18	[3]	500,000	507,625
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.67%	07/22/22	[2]	500,000	502,130
Morgan Stanley (GMTN)
6.63%	04/01/18		500,000	500,000
7.30%	05/13/19		500,000	524,066

				5,030,511
Food — 0.53%
Kraft Heinz Foods Co.
3.00%	06/01/26		200,000	184,936
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	300,000	293,806
Post Holdings, Inc.
5.75%	03/01/27	[3]	30,000	29,925

				508,667
Health Care — 4.98%
Abbott Laboratories
3.75%	11/30/26		355,000	352,928
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[1]	250,000	245,967
Amgen, Inc.
4.40%	05/01/45		200,000	200,505
Anthem, Inc.
2.25%	08/15/19		200,000	198,145
3.65%	12/01/27		145,000	140,176
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	200,000	198,604
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
2.94%	12/29/20	[2]	250,000	250,298
Boston Scientific Corp.
6.00%	01/15/20		200,000	210,122
Celgene Corp.
5.00%	08/15/45		320,000	335,709
Centene Corp.
4.75%	01/15/25		101,000	98,727
CHS/Community Health Systems, Inc.
6.25%	03/31/23		35,000	32,419

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Health Care (continued)
CVS Health Corp.
5.05%	03/25/48		$240,000	$253,417
DaVita, Inc.
5.13%	07/15/24		14,000	13,694
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	400,000	405,331
5.63%	07/31/19	[3]	300,000	309,687
Fresenius US Finance II, Inc.
4.25%	02/01/21	[3]	150,000	152,834
Gilead Sciences, Inc.
4.15%	03/01/47		205,000	201,233
HCA, Inc.
4.75%	05/01/23		30,000	30,375
5.00%	03/15/24		80,000	81,000
Humana, Inc.
2.90%	12/15/22		195,000	190,794
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	33,000	30,937
5.38%	11/15/22		9,000	8,933
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[1]	300,000	295,155
Teleflex, Inc.
4.63%	11/15/27		10,000	9,637
Tenet Healthcare Corp.
4.63%	07/15/24	[3]	46,000	44,390
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[1]	125,000	120,938
Universal Health Services, Inc.
3.75%	08/01/19	[3]	200,000	200,125
Valeant Pharmaceuticals International, Inc.
9.25%	04/01/26	[3]	16,000	16,020
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%	04/15/25	[1,3]	145,000	125,425
WellCare Health Plans, Inc.
5.25%	04/01/25		38,000	38,238

				4,791,763
Industrials — 1.40%
Ball Corp.
4.88%	03/15/26		30,000	30,153
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		55,000	51,013
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.32%	08/15/36	[2]	500,000	425,605

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 82

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March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Industrials (continued)
Graphic Packaging International LLC
4.88%	11/15/22		$55,000	$56,306
Itron, Inc.
5.00%	01/15/26	[3]	30,000	29,634
L3 Technologies, Inc.
5.20%	10/15/19		200,000	206,091
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	50,000	47,750
United Technologies Corp.
(STEP-reset date 05/04/18)
1.78%	05/04/18		500,000	499,583

				1,346,135
Information Technology — 0.52%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		200,000	197,297
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[3]	28,000	27,816
Dell International LLC/EMC Corp.
3.48%	06/01/19	[3]	250,000	251,202
MSCI, Inc.
4.75%	08/01/26	[3]	22,000	21,863

				498,178
Insurance — 0.92%
Farmers Exchange Capital II
6.15%	11/01/53	[3,6]	450,000	494,964
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[3,6]	400,000	395,500

				890,464
Materials — 0.29%
Dow Chemical Co. (The)
8.55%	05/15/19		225,000	239,374
Valvoline, Inc.
5.50%	07/15/24		40,000	41,200

				280,574
Real Estate Investment Trust (REIT) — 3.24%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25		200,000	193,885
American Campus Communities Operating Partnership LP
3.35%	10/01/20		125,000	125,121
American Tower Corp.
3.00%	06/15/23		150,000	145,046
CC Holdings GS VLLC/Crown Castle GS III Corp.
3.85%	04/15/23		200,000	201,550

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Digital Realty Trust LP
5.88%	02/01/20		$145,000	$151,357
Education Realty Operating Partnership LP
4.60%	12/01/24		300,000	304,651
HCP, Inc.
3.88%	08/15/24		325,000	322,568
Highwoods Realty LP
7.50%	04/15/18		500,000	500,745
SBA Communications Corp.
4.00%	10/01/22	[3]	78,000	75,075
SL Green Realty Corp.
4.50%	12/01/22		200,000	205,364
VEREIT Operating Partnership LP
3.00%	02/06/19		240,000	240,006
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	250,000	248,866
Welltower, Inc.
3.75%	03/15/23		400,000	405,388

				3,119,622
Retail — 0.46%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	20,000	19,180
Cumberland Farms, Inc.
6.75%	05/01/25	[3]	25,000	26,094
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		400,000	395,172

				440,446
Services — 0.03%
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	7,000	6,755
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[1,3]	20,000	20,850

				27,605
Transportation — 1.33%
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		878,359	914,591
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		331,527	361,059

				1,275,650

Total Corporates
(Cost $32,309,719)				32,142,171

See accompanying notes to Schedule of Portfolio Investments.

83 / Annual Report March 2018

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 44.28%**
Non-Agency Commercial
Mortgage-Backed — 6.45%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class C
5.58%	06/10/49	[6]	$250,000	$255,690
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AJ
5.86%	02/10/51	[6]	203,852	209,904
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2014-520M, Class A
4.18%	08/15/46	[3,6]	110,000	114,156
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[3]	80,000	80,282
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[3,4,5,6]	1,677,888	103,820
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class X (IO)
0.28%	04/15/47	[3,6]	32,577,499	74,161
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.74%	07/10/38	[6]	333,392	337,589
Commercial Mortgage Trust, Series 2013-CR12, Class XA (IO)
1.28%	10/10/46	[4,5,6]	2,194,800	105,403
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A
5.40%	12/13/28	[3]	92,149	97,416
GS Mortgage Securities Trust, Series 2012-GC6, Class XB (IO)
0.20%	01/10/45	[3,4,5,6]	5,749,132	45,310
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[3]	110,000	110,316
GS Mortgage Securities Trust, Series 2017-GPTX, Class XCP (IO)
0.79%	05/10/34	[3,4,5,6]	5,000,000	84,159
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)
1.25%	11/15/45	[4,5,6]	4,194,968	160,546
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class ASB
3.43%	08/15/47		680,000	687,073
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A2
3.18%	09/15/47		815,000	818,655
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA (IO)
1.04%	11/15/47	[4,5,6]	3,267,221	131,832
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CIBC12, Class AJ
4.99%	09/12/37	[6]	281,041	285,780

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	$79,592	$81,051
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	63,317	63,659
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.50%	01/15/46	[4,5,6]	11,667,121	63,923
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2
3.07%	12/15/46		305,503	305,892
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.33%	04/15/46	[4,5,6]	1,768,596	90,034
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A
3.73%	01/05/31	[3]	95,000	97,348
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		477,119	484,632
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[3]	210,000	216,790
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[3]	102,500	104,175
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ
5.41%	12/15/43	[6]	270,228	273,023
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ
5.66%	04/15/47	[6]	377,711	385,855
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.01%	02/15/51	[6]	76,684	78,735
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.75%	11/15/44	[3,4,5,6]	3,728,506	179,812
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)
1.91%	11/15/45	[3,4,5,6]	1,128,744	79,512

				6,206,533
Non-Agency Mortgage-Backed — 29.51%
ACE Securities Corp., Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 84

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.02%	06/25/36	[2]	$1,557,514	$1,274,873
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		95,299	94,367
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		439,640	421,145
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.68%	05/27/37	[3,6]	119,680	119,873
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.31%	11/27/37	[3,6]	600,529	600,030
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.43%	01/25/35	[2]	251,975	250,664
Chase Funding Trust, Series 2007-A1, Class 8A1
3.72%	02/25/37	[6]	146,021	149,874
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.55%	05/25/35	[2]	164,986	166,216
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	163,334	169,723
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[6]	351,385	376,023
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[6]	270,481	286,765
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[6]	358,773	381,436
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[6]	177,653	190,091
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[6]	85,424	66,544
Conseco Financial Corp., Series 2002-C, Class BF1
8.00%	06/15/32	[6]	640,038	657,473
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[3,6]	556,821	588,582
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
(LIBOR USD 1-Month plus 0.20%)
1.82%	02/27/36	[2,3]	184,253	184,251

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP-reset date 04/25/18)
4.23%	02/25/37		$1,203,011	$941,125
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP-reset date 04/25/18)
4.23%	02/25/37		397,243	310,730
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP-reset date 04/25/18)
3.88%	03/25/37		1,135,408	647,252
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.90%	04/19/36	[6]	442,835	416,261
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.50%	05/25/37	[6]	618,324	556,233
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		431,497	395,342
Impac CMB Trust, Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
2.49%	09/25/34	[2]	433,485	426,849
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
3.36%	12/25/35	[6]	472,354	453,606
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
(LIBOR USD 1-Month plus 0.19%)
2.06%	04/25/37	[2]	1,636,563	1,468,560
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		244,093	246,890
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		102,755	104,185
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		105,329	112,175
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[6]	253,878	279,384
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		1,914	1,909
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[6]	18,946	18,975

See accompanying notes to Schedule of Portfolio Investments.

85 / Annual Report March 2018

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6 (STEP-reset date 04/25/18)
4.40%	03/25/47		$949,693	$683,773
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		258,745	254,707
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		120,642	131,009
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	110,782	113,048
Lehman XS Trust, Series 2006-13, Class 1A2
(LIBOR USD 1-Month plus 0.17%)
2.04%	09/25/36	[2]	309,700	330,671
Lehman XS Trust, Series 2006-9, Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.03%	05/25/46	[2]	351,395	425,791
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.15%	05/25/37	[2]	1,810,500	1,310,686
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D (IO)
(LIBOR USD 1-Month plus 0.33%)
2.20%	04/25/37	[2,4,5]	1,696,107	194,035
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.98%	12/25/37	[2]	714,904	525,870
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.09%	01/25/38	[2]	2,421,765	1,837,871
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.97%	03/25/37	[2]	872,731	577,140
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
3.03%	08/25/35	[2]	709,726	699,178
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38		10,400	11,925
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		696,436	791,003
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		481,660	512,241

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		$198,781	$216,080
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.29%	09/25/34	[6]	399,485	405,738
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[6]	2,578,124	1,231,213
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28	[6]	271,831	278,872
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		39,601	39,693
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		5,223	5,245
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		405,631	422,802
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[6]	925,765	767,513
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[6]	394,498	411,356
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.94%	03/25/35	[6]	602,311	442,820
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.11%	12/25/36	[2,3]	1,604,146	1,132,066
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.02%	09/25/37	[2]	610,122	382,395
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.63%	09/25/34	[6]	510,940	507,144
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
2.42%	07/25/34	[2,3]	98,925	95,253
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
2.45%	07/25/45	[2]	101,858	100,669

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 86

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Home Equity Trust, Series 2007-1, Class A3 (LIBOR USD 1-Month plus 0.32%)
2.19%	03/25/37	[2]	$1,500,000	$1,202,471

				28,397,684
U.S. Agency Commercial
Mortgage-Backed — 3.00%
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.22%	07/25/21	[6]	5,066,975	156,431
Fannie Mae-Aces, Series 2012-M14, Class X2 (IO)
0.49%	09/25/22	[6]	5,702,500	96,774
Fannie Mae-Aces, Series 2012-M2, Class X (IO)
0.69%	02/25/22	[6]	3,688,903	77,434
Fannie Mae-Aces, Series 2013-M13, Class FA (LIBOR USD 1-Month plus 0.35%)
2.22%	05/25/18	[2]	45,742	45,750
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.71%	07/25/39	[6]	2,325,580	141,150
Fannie Mae-Aces, Series 2016-M13, Class FA (LIBOR USD 1-Month plus 0.67%)
2.26%	11/25/23	[2]	537,562	536,768
Fannie Mae-Aces, Series 2016-M4, Class X2 (IO)
2.73%	01/25/39	[6]	719,515	67,839
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1 (IO)
1.34%	11/25/19	[6]	6,262,012	99,723
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1 (IO)
0.68%	10/25/20	[6]	11,071,879	155,836
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.44%	01/25/19	[6]	1,498,548	4,981
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)
0.65%	09/25/25	[6]	6,000,000	250,174
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		219,767	220,555

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX (IO)
1.16%	01/25/20	[6]	$3,294,779	$54,202
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[6]	490,987	502,988
Ginnie Mae, Series 2009-114, Class (IO)
0.00%	10/16/49	[6]	7,701,260	50,337
Ginnie Mae, Series 2011-77, Class (IO)
0.62%	04/16/42	[6]	1,347,035	57,417
Ginnie Mae, Series 2014-103, Class IO
0.62%	05/16/55	[6]	2,627,191	99,978
Ginnie Mae, Series 2014-125, Class (IO)
0.97%	11/16/54	[6]	2,498,961	155,441
Ginnie Mae, Series 2014-88, Class IE

0.33%	03/16/55	[6]	3,857,332	111,989

				2,885,767
U.S. Agency Mortgage-Backed — 5.32%
Fannie Mae Pool 463408
5.25%	08/01/24		265,415	295,151
Fannie Mae Pool 466411
3.31%	11/01/20		340,000	344,883
Fannie Mae Pool 468043
4.31%	06/01/21		255,399	265,980
Fannie Mae Pool 468542
4.50%	08/01/21		325,000	341,405
Fannie Mae Pool 874941
6.32%	11/01/37		509,377	565,621
Fannie Mae Pool AD0149
5.29%	06/01/18		33,323	33,355
Fannie Mae Pool AL2293
4.38%	06/01/21		523,458	545,625
Fannie Mae Pool FN0003
4.28%	01/01/21		326,636	338,226
Fannie Mae REMICS, Series 1993-80, Class S (-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.59%	05/25/23	[2]	2,126	2,352
Fannie Mae REMICS, Series 2000-45, Class SA (IO) (-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
6.14%	12/18/30	[2]	303,571	35,328
Fannie Mae REMICS, Series 2001-42, Class SB (-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50%Cap)
8.50%	09/25/31	[2]	669	784
Fannie Mae REMICS, Series 2003-124, Class TS

See accompanying notes to Schedule of Portfolio Investments.

87 / Annual Report March 2018

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[2]	$7,222	$8,396
Fannie Mae REMICS, Series 2003-64, Class KS
(-1.29 X LIBOR USD 1-Month plus 9.64%, 9.64% Cap)
7.22%	07/25/18	[2]	2,722	2,728
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.23%	10/25/25	[2]	1,481,931	135,824
Fannie Mae REMICS, Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.33%	01/25/37	[2]	1,279,281	184,858
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.18%	11/25/36	[2]	1,553,739	222,752
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.55%	05/25/40	[2]	1,349,901	190,368
Freddie Mac REMICS, Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[2]	14,590	16,074
Freddie Mac REMICS, Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant Maturity 10 Year plus 19.39%, 18.31% Cap)
13.23%	02/15/24	[2]	108,315	130,647
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		3,417	120
Freddie Mac REMICS, Series 2990, Class ND
(-2.54 X LIBOR USD 1-Month plus 16.89%, 16.89% Cap)
12.38%	12/15/34	[2]	52,623	56,251
Freddie Mac REMICS, Series 3242, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.57%	11/15/36	[2]	4,308,098	620,113
Freddie Mac REMICS, Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 6.50% Cap)
0.15%	08/15/36	[2]	18,269,771	138,578
Freddie Mac REMICS, Series 3260, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.38%, 6.38% Cap)
4.60%	01/15/37	[2]	2,976,652	456,515

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
4.34%	03/15/37	[2]	$1,143,480	$ 80,460
Ginnie Mae, Series 2001-31, Class SJ
(-3.50 X LIBOR USD 1-Month plus 28.00%, 28.00% Cap)
21.62%	02/20/31	[2]	20,456	30,518
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
10.56%	11/26/23	[2]	66,676	73,450

				5,116,362
Total Mortgage-Backed
(Cost $43,249,910)				42,606,346

MUNICIPAL BONDS — 0.93%*
California — 0.54%
San Jose Redevelopment Agency Successor Agency, Series A-T
3.23%	08/01/27		225,000	221,377
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47		300,000	298,527

				519,904

New York — 0.39%
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.81%	08/01/30		350,000	374,633
Total Municipal Bonds
(Cost $901,898)				894,537

Total Bonds – 91.51%
(Cost $89,110,987)				88,047,861

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 8.32%
Foreign Government Obligations — 3.81%
Japan Treasury Discount Bill, Series 735 (Japan)
0.00%[7]	05/01/18		240,000,000	2,256,961
Japan Treasury Discount Bill, Series 742 (Japan)
0.00%[7]	06/04/18		150,000,000	1,410,804

				3,667,765

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 88

Strategic Income Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds — 0.79%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[8]		$758,000	$758,000

U.S. Agency Discount Notes — 1.04%
Federal Home Loan Bank
1.28%[7]	04/23/18	1,000,000	999,035

U.S. Treasury Bills — 2.68%
U.S. Treasury Bills
1.44%[7,9]	06/14/18	91,000	90,695
1.52%[7]	07/05/18	2,500,000	2,488,868

			2,579,563
Total Short-Term Investments

(Cost $7,933,599)			8,004,363

Total Investments – 99.83%

(Cost $97,044,586)			96,052,224

Cash and Other Assets, Less Liabilities – 0.17%			158,762

Net Assets – 100.00%			$96,210,986

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at March 31, 2018.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,449,960, which is 1.51% of total net assets.

[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of March 31, 2018.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $90,694.

†	Fair valued security. The aggregate value of fair valued securities is $713,561, which is 0.74% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty		Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,409,410	JPY 150,000,000	Goldman Sachs International		06/04/18	$ (7,199)
USD 2,205,830	JPY 240,000,000	Goldman Sachs International		05/01/18	(55,422)

NET UNREALIZED DEPRECIATION					$(62,621)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	30	06/29/18	$(3,433,828)	$(18,794)	$(18,794)

See accompanying notes to Schedule of Portfolio Investments.

89 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 103.25%
ASSET-BACKED SECURITIES — 5.40%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.88%	07/15/26	[1,2,3]	$25,475,000	$25,502,946
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.97%	12/27/44	[2,3]	33,060,130	33,178,128
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
2.84%	07/20/26	[1,2,3]	18,000,000	18,023,454
Atrium XII, Series 12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
2.57%	04/22/27	[1,2,3]	15,000,000	15,009,510
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
(LIBOR USD 1-Month plus 0.30%)
2.06%	11/14/33	[1,2,3]	159,137	151,976
Babson CLO, Inc., Series 2004-3A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.32%)
3.04%	01/15/26	[1,2,3]	21,760,000	21,787,570
Ballyrock CLO LLC, Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.89%	10/20/26	[1,2,3]	50,900,000	50,960,367
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.54%	01/20/28	[1,2,3]	54,905,000	54,959,466
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.24%	01/25/35	[2,3]	2,157,786	2,132,957
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.17%	04/25/35	[2,3]	4,623,685	4,504,557
Betony CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
3.07%	04/15/27	[1,2,3]	30,000,000	30,042,960
BlueMountain CLO Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
2.67%	07/20/26	[1,2,3]	23,000,000	23,024,357
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
(LIBOR USD 3-Month plus 0.15%)
2.44%	03/26/29	[2]	6,383,333	6,344,599

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.14%	02/25/35	[2]	$13,390,000	$13,684,269
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
2.99%	11/25/33	[2]	16,050,000	16,393,754
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
(LIBOR USD 3-Month plus 0.85%)
2.60%	07/25/29	[2]	1,546,143	1,553,540
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.75%	10/27/36	[2]	24,361,000	24,650,555
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.57%	12/26/35	[2]	59,204	59,146
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.38%	03/25/42	[2,3]	23,697,537	22,455,313
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.59%	06/25/42	[2,3]	16,586,404	15,018,874
Clear Creek CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.94%	10/20/30	[1,2,3]	27,190,000	27,397,215
College Loan Corp. Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
2.21%	01/15/37	[2]	3,509,371	3,244,039
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
3.15%	10/15/28	[1,2,3]	4,000,000	4,026,648
Dryden 38 Senior Loan Fund, Series 2015-38A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
3.15%	07/15/27	[1,2,3]	8,520,000	8,545,381
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.62%	10/15/27	[1,2,3]	17,800,000	17,829,032
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 90

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.92%	07/15/26	[1,2,3]	$28,570,000	$28,601,027
Education Loan Asset-Backed Trust, Series 2013-1, Class A1
(LIBOR USD 1-Month plus 0.80%)
2.67%	06/25/26	[2,3]	6,094,813	6,125,335
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.67%	04/26/32	[2,3]	12,740,000	12,524,904
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.40%	04/25/35	[2]	29,727	29,806
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.92%	03/25/36	[2]	17,382,519	17,471,418
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.22%	03/25/36	[2,3]	16,085,000	16,383,556
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
2.17%	05/25/36	[2]	25,000,000	23,447,717
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)
2.03%	06/15/33	[2,3]	3,045,932	2,992,957
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	56,395,167	55,122,014
Goal Capital Funding Trust, Series 2005-2, Class A3
(LIBOR USD 3-Month plus 0.17%)
2.11%	05/28/30	[2]	7,786,453	7,779,079
Goal Capital Funding Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.53%)
2.47%	11/25/44	[2]	10,488,251	10,054,364
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.39%	08/25/42	[2]	2,964,529	2,760,192
Goal Structured Solutions Trust, Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
2.52%	09/25/41	[2,3]	96,424,668	96,020,687
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.90%	04/25/25	[1,2,3]	3,495,650	3,499,422

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	$856,191	$869,282
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	50,384,706	49,454,748
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.94%	10/20/26	[1,2,3]	77,975,000	78,069,428
Magnetite XI CLO Ltd., Series 2014-11A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
2.85%	01/18/27	[1,2,3]	55,905,000	55,969,738
Magnetite XI CLO Ltd., Series 2014-9A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
2.75%	07/25/26	[1,2,3]	3,172,000	3,176,285
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.05%	04/15/27	[1,2,3]	21,730,000	21,862,270
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.38%	06/25/31	[2]	1,175,000	1,172,452
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.51%	03/25/83	[2]	80,156,661	79,959,656
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.49%	03/25/83	[2]	83,347,156	83,322,268
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.49%	03/25/83	[2]	127,936,710	127,569,429
Navient Student Loan Trust, Series 2014-5, Class A
(LIBOR USD 1-Month plus 0.62%)
2.49%	03/25/83	[2]	103,666,813	103,375,281
Navient Student Loan Trust, Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
2.48%	03/25/83	[2]	105,361,319	104,936,534
Navient Student Loan Trust, Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
2.48%	03/25/83	[2]	106,826,314	106,105,066
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)

See accompanying notes to Schedule of Portfolio Investments.

91 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.47%	04/25/40	[2]	$199,400,000	$200,083,802
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.44%	11/26/40	[2]	98,255,000	98,203,966
Navient Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 0.70%)
2.57%	02/25/70	[2,3]	38,250,528	38,447,410
Nelnet Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
2.37%	08/23/36	[2,3]	12,500,000	12,288,147
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
(LIBOR USD 3-Month plus 0.35%)
2.64%	03/25/26	[2,3]	41,309,577	40,617,757
Nelnet Student Loan Trust, Series 2008-3, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.59%	11/25/24	[2]	1,960,194	1,989,622
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.20%	06/25/41	[2,3]	29,996,998	30,130,245
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.82%	11/25/48	[2,3]	21,495,000	21,723,543
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.42%	07/25/46	[2,3]	91,831,415	91,925,707
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.46%	04/25/46	[2,3]	165,566,250	165,652,055
Nelnet Student Loan Trust, Series 2015-2A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.47%	09/25/47	[2,3]	203,128,612	204,096,215
Nelnet Student Loan Trust, Series 2015-3A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.22%	02/27/51	[2,3]	7,444,564	7,439,568
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.52%	06/25/54	[2,3]	13,095,000	13,103,660
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.57%	01/15/28	[1,2,3]	$1,690,000	$1,693,508
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.65%	10/25/41	[2]	24,545,000	24,793,557
North Carolina State Education Authority, Series 2011-2, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.55%	07/25/25	[2]	4,813	4,828
Northstar Education Finance, Inc., Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
1.86%	04/28/30	[2]	7,772	7,736
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
2.51%	01/29/46	[2]	42,780,000	42,371,590
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.70%	10/20/26	[1,2,3]	17,970,000	17,961,853
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.95%)
3.26%	10/01/37	[2]	16,955,000	17,143,819
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	13,004,312	4,811,595
Panthera Aviation, Series 2013-2[6]
10.00%	03/20/24	3,4,5,7,†	15,944,679	5,580,638
PHEAA Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.47%	10/25/41	[2,3]	184,636,296	182,725,550
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.98%	03/28/46	[2,3]	34,314,304	34,611,875
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.98%	07/01/42	[2,3]	23,450,000	18,673,305
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.28%	03/15/55	[2]	9,495,000	9,123,814
SLC Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.28%	09/15/39	[2]	16,000,000	15,474,998
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.72%	12/15/32	[2]	19,414,344	20,182,568

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 92

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[2,3]	$131,491,066	$131,829,713
SLM Student Loan Trust, Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
2.87%	03/15/33	[2,3]	6,777,277	6,749,311
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
2.01%	10/27/25	[2]	2,810,000	2,807,198
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.30%	10/25/64	[2,3]	82,990,000	82,412,381
SLM Student Loan Trust, Series 2005-5, Class A5
(LIBOR USD 3-Month plus 0.75%)
2.50%	10/25/40	[2]	7,134,000	7,137,924
SLM Student Loan Trust, Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
2.34%	01/25/41	[2]	72,550,000	73,117,385
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.92%	01/25/41	[2]	42,655,000	41,622,207
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.91%	01/25/41	[2]	32,855,000	31,999,840
SLM Student Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
1.97%	01/27/42	[2]	5,521,779	5,231,104
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.81%	01/25/22	[2]	3,160,000	3,085,767
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.13%	10/25/24	[2]	27,650,653	27,676,843
SLM Student Loan Trust, Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
2.60%	04/27/43	[2]	5,261,103	5,121,056
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
2.40%	01/25/22	[2]	54,073,989	53,868,064

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
2.50%	04/25/23	[2]	$124,070,923	$123,721,303
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	01/25/83	[2]	38,874,000	38,350,223
SLM Student Loan Trust, Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.75%	10/25/21	[2]	25,763	25,981
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	04/26/83	[2]	1,750,000	1,731,666
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.40%	07/25/22	[2]	3,178,989	3,254,338
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	04/25/73	[2]	8,759,000	8,993,244
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.45%	07/25/23	[2]	22,720,409	23,330,611
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/25/73	[2]	37,199,000	38,463,753
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[2]	31,644,000	32,628,635
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[2]	17,346,000	17,849,916
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.25%	04/25/23	[2]	6,445,000	6,608,896
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/75	[2]	545,000	577,426
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.25%	04/25/23	[2]	156,042,666	159,391,607

See accompanying notes to Schedule of Portfolio Investments.

93 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/83	[2]	$45,100,000	$47,711,903
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.62%	01/25/45	[2,3]	220,256,910	219,941,634
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.02%	10/25/34	[2]	3,070,000	3,145,323
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.57%	01/25/29	[2]	16,388,431	16,358,441
SLM Student Loan Trust, Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
2.52%	12/27/38	[2]	36,364,249	36,586,311
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.52%	05/26/26	[2]	32,091,993	31,884,728
SLM Student Loan Trust, Series 2013-6, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.52%	06/25/55	[2]	27,982,183	28,296,870
South Carolina Student Loan Corp., Floating Rate Notes, Series 2006-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.10%)
2.13%	12/01/22	[2]	743,367	742,929
Vermont Student Assistance Corp., Series 2012-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.58%	07/28/34	[2]	5,079,593	5,081,929
Voya CLO Ltd., Series 2013-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
2.78%	01/18/26	[1,2,3]	4,425,000	4,429,903
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
2.47%	07/25/26	[1,2,3]	35,545,000	35,568,559
Voya CLO Ltd., Series 2014-4A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.67%	10/14/26	[1,2,3]	11,175,000	11,187,382
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.92%	04/25/40	[2,3]	20,000	19,462

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Total Asset-Backed Securities
(Cost $4,214,377,808)				$4,228,540,225

BANK LOANS — 0.72%*
Communications — 0.03%
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.46%	01/02/24	[1,2]	$2,000,000	2,061,420
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1]	10,225,000	10,374,132
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.56%	03/14/25	[2]	2,500,000	2,508,600
Level 3 Financing, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.11%	02/22/24	[2]	6,750,000	6,770,588

				21,714,740
Consumer Discretionary — 0.04%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	02/05/23	[2]	26,792,850	26,956,688

Electric — 0.04%
Dayton Power & Light Co. (The), Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	08/24/22	[2]	12,937,021	13,017,942
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.88%	04/05/23	[2,4,5]	8,124,210	7,328,038
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23	[2]	11,813,268	11,905,116
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23	[2]	2,098,737	2,115,055

				34,366,151
Finance — 0.06%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.05%	10/06/23	[2]	43,385,086	43,638,238

Gaming — 0.03%
Caesars Entertainment Operating Co., Inc.,
Term Loan B-EXIT, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 94

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
(LIBOR plus 2.50%)
4.38%	10/06/24	[2]	$10,972,500	$11,051,337
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	12/27/24	[2]	12,967,500	13,032,338

				24,083,675
Health Care — 0.01%
Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.13%	05/20/24	[2]	3,599,150	3,616,660
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.99%	01/31/25	[2]	6,211,150	6,240,125

				9,856,785
Industrials — 0.02%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.06%	03/02/20	[2,4,5]	17,564,769	17,548,346

Information Technology — 0.27%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.38%	12/31/18	[2]	89,240,647	89,272,774
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
4.12%	07/08/22	[2]	9,850,000	9,875,610
4.12%	04/26/24	[2]	72,048,232	72,233,036
Quintiles IMS, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.30%	03/07/24	[2]	5,486,111	5,524,514
Quintiles IMS, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
4.30%	01/17/25	[2]	9,160,117	9,216,223
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
2.50%	02/28/25	[2]	20,471,807	20,594,433
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.22%	02/28/25	[2]	7,302,963	7,346,708

				214,063,298

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) — 0.13%
Crown Castle International Corp., Senior Term Loan A
(LIBOR plus 1.38%)
3.26%	01/21/22	[2]	$9,935,897	$9,951,447
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.88%	03/24/25	[2]	25,237,118	25,335,669
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.65%	08/03/20	[2]	61,360,000	61,053,200
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
3.85%	12/20/24	[2]	8,218,636	8,254,182

				104,594,498
Retail — 0.05%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.13%	02/16/24	[1,2]	22,469,965	22,512,097
4.55%	02/16/24	[1,2]	14,505,756	14,532,954

				37,045,051
Services — 0.01%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP-reset date 03/15/18) (Bermuda)
4.88%	01/15/38	1,†	9,414,173	9,473,227

Transportation — 0.03%
United Airlines, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.77%	04/01/24	[2]	18,834,599	18,948,454

Total Bank Loans
(Cost $561,937,026)				562,289,151

CORPORATES — 32.82%*
Automotive — 0.10%
Ford Motor Co.
4.75%	01/15/43		2,630,000	2,406,739
General Motors Co.
3.50%	10/02/18		29,890,000	29,937,439
5.00%	04/01/35		4,825,000	4,793,044
5.20%	04/01/45		1,975,000	1,928,330
6.60%	04/01/36		15,025,000	17,266,381
(LIBOR USD 3-Month plus 0.80%)
2.59%	08/07/20	[2]	5,000,000	5,006,455
Goodyear Tire & Rubber Co. (The)
4.88%	03/15/27		17,286,000	16,671,828

				78,010,216

See accompanying notes to Schedule of Portfolio Investments.

95 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking — 7.00%
Bank of America Corp.
2.74%	01/23/22	[8]	$132,349,000	$130,540,407
3.00%	12/20/23	[3,8]	119,692,000	117,477,473
3.37%	01/23/26	[8]	25,000,000	24,341,881
3.42%	12/20/28	[3,8]	99,076,000	95,020,744
3.71%	04/24/28	[8]	211,240,000	208,128,963
6.50%	07/15/18		18,440,000	18,647,080
6.88%	11/15/18		53,286,000	54,706,605
7.63%	06/01/19		16,755,000	17,648,560
Bank of America Corp. (GMTN)
2.37%	07/21/21	[8]	131,045,000	128,929,082
3.59%	07/21/28	[8]	33,690,000	32,634,105
Bank of America Corp. (MTN)
3.09%	10/01/25	[8]	131,880,000	126,898,614
3.82%	01/20/28	[8]	19,952,000	19,733,399
4.00%	04/01/24		14,827,000	15,163,145
4.13%	01/22/24		86,667,000	89,277,381
5.00%	01/21/44		3,270,000	3,690,191
5.65%	05/01/18		200,583,000	201,050,358
6.88%	04/25/18		346,126,000	347,067,636
Bank of America Corp., Series L
2.60%	01/15/19		5,239,000	5,244,763
Bank of New York Mellon Corp. (The) (MTN)
2.30%	09/11/19		15,100,000	14,995,168
2.66%	05/16/23	[8]	4,500,000	4,384,328
Bank One Corp.
8.00%	04/29/27		2,500,000	3,228,083
Bank One Corp. (STEP-reset date 09/01/18)
8.53%	03/01/19		1,810,000	1,904,827
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		11,602,000	11,563,565
Capital One Financial Corp.
2.45%	04/24/19		300,000	298,466
3.20%	02/05/25		700,000	673,490
Discover Bank
2.60%	11/13/18		121,150,000	120,980,760
4.20%	08/08/23		10,900,000	11,131,445
7.00%	04/15/20		9,000,000	9,617,535
Discover Bank (BKNT)
3.10%	06/04/20		6,023,000	6,005,491
3.20%	08/09/21		6,970,000	6,894,072
8.70%	11/18/19		3,676,000	3,981,567
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[1,3]	133,564,000	134,252,656
JPMorgan Chase & Co.
2.25%	01/23/20		22,975,000	22,707,711
2.55%	10/29/20		52,420,000	51,697,810
2.70%	05/18/23		26,300,000	25,366,166
2.75%	06/23/20		127,075,000	126,405,923

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking (continued)
2.95%	10/01/26		$4,570,000	$4,297,580
3.20%	01/25/23		9,750,000	9,663,132
3.20%	06/15/26		76,341,000	73,260,641
3.22%	03/01/25	[8]	167,531,000	163,401,780
3.54%	05/01/28	[8]	81,980,000	80,297,197
3.63%	05/13/24		4,750,000	4,742,483
3.78%	02/01/28	[8]	28,530,000	28,322,958
3.90%	07/15/25		65,269,000	65,929,359
3.90%	01/23/49	[8]	3,430,000	3,278,685
4.25%	10/15/20		10,525,000	10,825,462
4.95%	03/25/20		20,000,000	20,765,246
6.30%	04/23/19		6,108,000	6,332,292
(LIBOR USD 3-Month plus 0.96%)
2.70%	01/23/20	[2]	15,000,000	15,185,548
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.07%	02/13/20	[2]	317,440,000	317,487,860
(LIBOR USD 3-Month plus 0.29%)
2.06%	02/01/21	[2]	248,500,000	248,666,992
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[1]	2,450,000	2,417,929
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[1,3]	5,525,000	5,790,386
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[1,8]	73,005,000	70,521,990
3.57%	11/07/28	[1,8]	17,340,000	16,398,447
Macquarie Bank Ltd. (Australia)
2.35%	01/15/19	[1,3]	12,785,000	12,741,166
2.60%	06/24/19	[1,3]	10,870,000	10,826,384
PNC Bank N.A.
1.80%	11/05/18		26,460,000	26,341,393
2.50%	01/22/21		140,675,000	138,676,920
PNC Bank N.A. (BKNT)
1.95%	03/04/19		55,739,000	55,419,142
2.45%	11/05/20		61,030,000	60,109,734
PNC Financial Services Group, Inc. (The)
5.13%	02/08/20		5,593,000	5,808,414
Royal Bank of Scotland PLC
(United Kingdom)
6.00%	12/19/23	[1]	5,200,000	5,546,165
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	10/16/20	[1]	79,390,000	78,671,878
2.88%	08/05/21	[1]	20,955,000	20,538,100
3.37%	01/05/24	[1,8]	68,250,000	66,984,884
Santander UK PLC (United Kingdom)
2.35%	09/10/19	[1]	38,080,000	37,716,222
2.50%	03/14/19	[1]	62,359,000	62,173,014

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 96

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking (continued)
3.05%	08/23/18	[1]	$7,225,000	$7,241,006
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.30%	05/28/19	[1,2,3]	108,045,000	108,069,742
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[1]	4,431,000	4,400,781
Wells Fargo & Co.
2.10%	07/26/21		4,610,000	4,450,139
2.15%	01/15/19		15,135,000	15,078,205
3.00%	04/22/26		97,995,000	92,017,844
3.00%	10/23/26		79,596,000	74,621,174
Wells Fargo & Co. (GMTN)
2.60%	07/22/20		20,646,000	20,390,269
4.90%	11/17/45		690,000	725,021
Wells Fargo & Co. (MTN)
2.63%	07/22/22		361,894,000	350,440,960
3.30%	09/09/24		5,895,000	5,762,626
3.55%	09/29/25		50,053,000	49,286,611
3.58%	05/22/28	[8]	169,200,000	165,379,802
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		5,840,000	5,750,232
Wells Fargo Bank N.A.
1.75%	05/24/19		60,000,000	59,352,900
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		170,315,000	168,591,727
2.40%	01/15/20		82,445,000	81,753,822
2.60%	01/15/21		346,160,000	341,609,900

				5,476,351,594

Communications — 2.88%
21st Century Fox America, Inc.
4.95%	10/15/45		1,155,000	1,277,014
5.40%	10/01/43		6,105,000	7,187,246
6.15%	03/01/37		3,931,000	4,901,321
6.90%	03/01/19		31,324,000	32,473,821
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[1,3]	1,230,000	1,208,475
Altice U.S. Finance I Corp.
5.38%	07/15/23	[3]	17,991,000	18,269,861
5.50%	05/15/26	[3]	57,252,000	56,106,960
AT&T, Inc.
3.40%	05/15/25		115,030,000	110,793,158
3.95%	01/15/25		15,580,000	15,593,302
4.13%	02/17/26		18,206,000	18,279,724
4.30%	02/15/30	[3]	35,000,000	34,778,891
4.35%	06/15/45		39,548,000	36,077,651
4.45%	04/01/24		12,195,000	12,603,000
4.50%	05/15/35		34,220,000	33,618,344
4.50%	03/09/48		9,625,000	9,023,938

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Communications (continued)
4.55%	03/09/49		$15,335,000	$14,327,361
4.60%	02/15/21		2,343,000	2,428,608
4.75%	05/15/46		29,334,000	28,599,295
4.80%	06/15/44		95,954,000	94,153,668
5.00%	03/01/21		2,000,000	2,101,784
5.15%	11/15/46	[3]	19,850,000	20,362,928
5.25%	03/01/37		175,780,000	186,365,067
CBS Corp.
3.70%	06/01/28	[3]	56,360,000	53,913,638
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.00%	02/01/28	[3]	65,913,000	62,205,394
5.13%	05/01/27	[3]	7,817,000	7,413,975
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%	09/15/20	[3]	4,502,000	4,572,344
7.50%	04/01/28	[3]	6,000,000	6,165,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20		13,125,000	13,168,928
4.20%	03/15/28		10,680,000	10,236,417
6.38%	10/23/35		5,012,000	5,605,671
6.48%	10/23/45		55,415,000	61,297,302
Comcast Corp.
3.60%	03/01/24		600,000	603,505
3.90%	03/01/38		5,425,000	5,293,946
4.05%	11/01/52		1,975,000	1,853,062
4.40%	08/15/35		15,360,000	15,882,834
4.65%	07/15/42		5,150,000	5,377,596
Cox Communications, Inc.
3.15%	08/15/24	[3]	17,830,000	17,122,211
CSC Holdings LLC
5.38%	02/01/28	[3]	34,925,000	33,077,118
5.50%	04/15/27	[3]	11,749,000	11,279,040
6.75%	11/15/21		4,216,000	4,400,450
8.63%	02/15/19		8,975,000	9,384,888
DISH DBS Corp.
5.88%	07/15/22		1,846,000	1,767,545
6.75%	06/01/21		11,275,000	11,373,656
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	30,834,000	24,898,455
9.75%	07/15/25	[1,3]	14,027,000	13,132,779
Level 3 Financing, Inc.
5.13%	05/01/23		3,110,000	3,059,463
5.25%	03/15/26		2,162,000	2,043,090
5.38%	01/15/24		17,310,000	16,910,139
5.38%	05/01/25		3,774,000	3,670,215
5.63%	02/01/23		2,936,000	2,946,129
Qualitytech LP/QTS Finance Corp.
4.75%	11/15/25	[3]	3,043,000	2,864,376

See accompanying notes to Schedule of Portfolio Investments.

97 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Communications (continued)
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	$1,525,000	$1,470,481
Softbank Group Corp. (Japan)
4.50%	04/15/20	[1,3]	23,825,000	24,386,079
Sprint Communications, Inc.
9.00%	11/15/18	[3]	55,529,000	57,576,632
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	37,824,500	37,588,097
4.74%	03/20/25	[3]	1,605,000	1,615,031
5.15%	03/20/28	[3]	205,050,000	206,649,390
Time Warner Cable LLC
4.50%	09/15/42		26,907,000	23,327,414
5.50%	09/01/41		23,141,000	23,066,411
5.88%	11/15/40		55,883,000	58,422,184
6.75%	07/01/18		68,307,000	68,954,960
8.25%	04/01/19		8,442,000	8,861,171
8.75%	02/14/19		23,735,000	24,845,098
Time Warner Entertainment Co. LP
8.38%	03/15/23		1,400,000	1,673,747
Time Warner, Inc.
2.95%	07/15/26		3,946,000	3,620,440
3.80%	02/15/27		29,240,000	28,339,744
T-Mobile USA, Inc.
4.00%	04/15/22		2,647,000	2,643,691
4.50%	02/01/26		18,362,000	17,604,568
4.75%	02/01/28		29,491,000	28,386,562
6.63%	04/01/23		18,847,000	19,517,953
6.84%	04/28/23		14,756,000	15,309,350
Verizon Communications, Inc.
3.85%	11/01/42		29,678,000	26,103,389
4.40%	11/01/34		27,795,000	27,530,447
4.52%	09/15/48		17,771,000	17,192,508
4.60%	04/01/21		1,200,000	1,251,067
4.67%	03/15/55		2,681,000	2,561,016
4.81%	03/15/39		17,693,000	18,140,383
4.86%	08/21/46		105,976,000	106,988,495
5.01%	04/15/49		68,722,000	71,026,321
5.25%	03/16/37		111,694,000	120,223,680
Viacom, Inc.
3.45%	10/04/26		49,665,000	47,026,125
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[1,3]	10,144,000	9,903,080

				2,253,856,097

Consumer Discretionary — 1.31%
Altria Group, Inc.
9.70%	11/10/18		47,493,000	49,463,888

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Anheuser-Busch InBev Finance, Inc.
3.70%	02/01/24		$1,250,000	$1,267,074
4.70%	02/01/36		59,735,000	63,455,893
4.90%	02/01/46		83,667,000	90,060,874
Anheuser-Busch InBev Worldwide, Inc.
3.50%	01/12/24		46,665,000	47,028,632
4.00%	04/13/28		75,995,000	77,015,568
4.60%	04/15/48		17,230,000	17,837,013
5.38%	01/15/20		10,490,000	10,990,897
6.88%	11/15/19		31,350,000	33,365,359
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[3]	29,840,000	29,818,180
BAT Capital Corp.
2.30%	08/14/20	[3]	114,120,000	111,952,722
2.76%	08/15/22	[3]	43,180,000	41,808,116
BAT International Finance PLC (EMTN) (United Kingdom)
1.63%	09/09/19	[1]	22,385,000	21,963,480
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[1,3]	134,645,000	134,457,411
Central Garden & Pet Co.
5.13%	02/01/28		33,593,000	31,915,030
6.13%	11/15/23		38,248,000	40,112,590
Constellation Brands, Inc.
2.00%	11/07/19		69,620,000	68,688,347
3.88%	11/15/19		16,725,000	16,957,168
First Quality Finance Co., Inc.
4.63%	05/15/21	[3]	26,724,000	26,724,000
5.00%	07/01/25	[3]	21,876,000	21,000,960
GLP Capital LP/GLP Financing II, Inc.
4.38%	11/01/18		14,291,000	14,389,322
4.88%	11/01/20		644,000	656,912
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[3]	4,067,000	3,924,655
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[3]	750,000	747,187
5.25%	06/01/26	[3]	1,962,000	1,959,646
Molson Coors Brewing Co.
2.25%	03/15/20		12,690,000	12,512,954
Reynolds American, Inc.
4.00%	06/12/22		7,367,000	7,504,426
6.88%	05/01/20		5,445,000	5,842,465
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20		35,676,731	36,122,690
(LIBOR USD 3-Month plus 3.50%)
5.22%	07/15/21	[2,3]	3,800,000	3,857,000

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 98

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Spectrum Brands, Inc.
5.75%	07/15/25		$2,056,000	$2,104,830
6.13%	12/15/24		1,961,000	2,034,537

				1,027,539,826

Consumer Products — 0.01%
Newell Brands, Inc.
2.60%	03/29/19		10,562,000	10,543,654

Electric — 1.90%
AEP Transmission Co. LLC
3.10%	12/01/26		16,140,000	15,591,631
Alabama Power Capital Trust V
5.41%	10/01/42	[8]	290,000	288,988
American Transmission Systems, Inc.
5.00%	09/01/44	[3]	3,145,000	3,550,522
Appalachian Power Co.
4.45%	06/01/45		25,241,000	26,595,016
Appalachian Power Co., Series X
3.30%	06/01/27		14,500,000	14,084,928
Dominion Energy, Inc.
(LIBOR USD 3-Month plus 0.40%)
2.41%	12/01/20	[2,3]	49,325,000	49,065,797
(LIBOR USD 3-Month plus 0.55%)
2.56%	06/01/19	[2,3]	70,520,000	70,765,183
Dominion Resources, Inc.
1.88%	12/15/18	[3]	27,940,000	27,755,304
Duke Energy Carolinas LLC
2.50%	03/15/23		8,772,000	8,528,042
3.75%	06/01/45		35,725,000	34,628,350
3.88%	03/15/46		3,000,000	2,968,030
4.00%	09/30/42		17,550,000	17,673,833
4.25%	12/15/41		28,843,000	30,060,681
Duke Energy Indiana LLC
3.75%	05/15/46		3,225,000	3,110,129
Duke Energy Indiana LLC, Series UUU
4.20%	03/15/42		7,700,000	7,945,199
Duke Energy Indiana LLC, Series WWW
4.90%	07/15/43		7,000,000	7,935,217
Duke Energy Progress LLC
3.25%	08/15/25		5,305,000	5,284,587
3.70%	10/15/46		13,315,000	12,672,045
4.10%	05/15/42		8,915,000	9,209,420
4.15%	12/01/44		10,900,000	11,193,690
4.20%	08/15/45		24,970,000	26,187,994
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000,000	2,163,137
6.40%	09/15/20	[3]	20,654,000	22,128,715
Entergy Corp.
4.00%	07/15/22		13,822,000	14,078,301

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Electric (continued)
5.13%	09/15/20		$10,210,000	$10,636,071
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		25,905,000	25,971,835
Entergy Louisiana LLC
6.50%	09/01/18		9,935,000	10,087,020
Entergy Texas, Inc.
7.13%	02/01/19		20,982,000	21,717,734
Eversource Energy, Series H
3.15%	01/15/25		6,700,000	6,599,519
Eversource Energy, Series K
2.75%	03/15/22		3,930,000	3,849,284
FirstEnergy Transmission LLC
4.35%	01/15/25	[3]	25,530,000	26,273,494
5.45%	07/15/44	[3]	26,950,000	30,861,974
Florida Power & Light Co.
(LIBOR USD 3-Month plus 0.28%)
2.07%	11/06/20	[2]	91,345,000	91,346,276
Indiana Michigan Power Co.
7.00%	03/15/19		23,018,000	23,888,877
Indiana Michigan Power Co., Series J
3.20%	03/15/23		33,062,000	32,557,209
Indiana Michigan Power Co., Series K
4.55%	03/15/46		12,600,000	13,386,353
ITC Holdings Corp.
3.35%	11/15/27	[3]	6,815,000	6,502,072
3.65%	06/15/24		5,650,000	5,658,367
4.05%	07/01/23		3,832,000	3,921,903
Jersey Central Power & Light Co.
4.30%	01/15/26	[3]	5,450,000	5,618,337
4.70%	04/01/24	[3]	31,002,000	32,954,516
4.80%	06/15/18		14,875,000	14,929,085
6.40%	05/15/36		13,825,000	16,268,519
Kansas City Power & Light Co.
3.15%	03/15/23		24,190,000	23,912,729
3.65%	08/15/25		15,195,000	15,117,490
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	86,113
LG&E & KU Energy LLC
4.38%	10/01/21		11,320,000	11,680,446
Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,725,152
4.00%	04/15/25	[3]	39,089,000	39,644,769
7.70%	01/15/19		7,951,000	8,240,528
MidAmerican Energy Co.
3.10%	05/01/27		8,405,000	8,175,179
4.25%	05/01/46		33,420,000	35,325,370
4.40%	10/15/44		8,875,000	9,505,413
4.80%	09/15/43		15,005,000	17,001,940

See accompanying notes to Schedule of Portfolio Investments.

99 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
2.94%	03/27/20	[2]	$6,300,000	$6,302,641
Nevada Power Co.
5.45%	05/15/41		600,000	721,261
NextEra Energy Capital Holdings, Inc.
1.65%	09/01/18		15,314,000	15,256,327
2.30%	04/01/19		7,190,000	7,159,227
NextEra Energy Operating Partners LP
4.25%	09/15/24	[3]	998,000	975,545
4.50%	09/15/27	[3]	29,085,000	27,630,750
Niagara Mohawk Power Corp.
3.51%	10/01/24	[3]	6,000,000	5,996,301
NSTAR Electric Co.
3.20%	05/15/27		18,055,000	17,679,060
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		16,683,000	17,277,090
5.25%	09/30/40		3,939,000	4,716,374
7.00%	09/01/22		25,475,000	29,292,862
PacifiCorp
3.35%	07/01/25		7,200,000	7,188,780
Pennsylvania Electric Co.
3.25%	03/15/28	[3]	3,350,000	3,159,555
4.15%	04/15/25	[3]	25,325,000	26,413,167
5.20%	04/01/20		25,200,000	26,107,389
PNM Resources, Inc.
3.25%	03/09/21		26,075,000	26,066,786
Potomac Electric Power Co.
3.60%	03/15/24		7,123,000	7,195,740
Progress Energy,Inc.
4.88%	12/01/19		4,761,000	4,902,374
7.05%	03/15/19		7,050,000	7,329,025
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,013,218
Public Service Co. of New Mexico
3.85%	08/01/25		10,000,000	10,114,785
5.35%	10/01/21		5,320,000	5,640,494
7.95%	05/15/18		41,187,000	41,439,476
Public Service Co. of Oklahoma
4.40%	02/01/21		400,000	415,855
Puget Energy,Inc.
6.00%	09/01/21		3,494,000	3,793,189
Rochester Gas & Electric Corp.
3.10%	06/01/27	[3]	5,890,000	5,670,966
Southern Co. (The)
1.55%	07/01/18		13,200,000	13,165,244
Southern Co. Gas Capital Corp.
2.45%	10/01/23		11,015,000	10,452,728

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Southwestern Electric Power Co.
3.55%	02/15/22		$17,377,000	$17,675,493
6.45%	01/15/19		66,720,000	68,574,005
Southwestern Electric Power Co., Series K
2.75%	10/01/26		39,923,000	37,071,140
Trans-Allegheny Interstate Line Co.
3.85%	06/01/25	[3]	5,856,000	5,901,465
Tucson Electric Power Co.
3.85%	03/15/23		85,000	84,285
Union Electric Co.
6.70%	02/01/19		12,983,000	13,421,040
Virginia Electric & Power Co.
5.40%	04/30/18		18,865,000	18,906,820
Virginia Electric & Power Co., Series A

3.80%	04/01/28		2,696,000	2,727,461

				1,488,346,231
Energy — 1.75%
Anadarko Petroleum Corp.
4.50%	07/15/44		24,921,000	24,007,925
Antero Resources Corp.
5.13%	12/01/22		4,576,000	4,638,920
Atmos Energy Corp.
3.00%	06/15/27		21,495,000	20,642,821
Boardwalk Pipelines LP
5.20%	06/01/18		10,819,000	10,856,161
BP Capital Markets PLC (United Kingdom)
3.51%	03/17/25	[1]	9,267,000	9,276,360
3.54%	11/04/24	[1]	20,883,000	20,987,164
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[3]	13,400,000	13,214,135
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[1]	6,752,000	6,615,253
Centennial Resource Production LLC
5.38%	01/15/26	[3]	24,540,000	24,141,225
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		9,786,000	9,749,303
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	3,701,000	3,659,364
Devon Energy Corp.
5.60%	07/15/41		3,590,000	4,055,148
Diamondback Energy,Inc.
4.75%	11/01/24		11,135,000	11,065,406
Enbridge Energy Partners LP
5.50%	09/15/40		4,700,000	4,931,995
7.38%	10/15/45		14,175,000	18,466,980
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26	[3]	2,394,000	2,388,015
5.75%	01/30/28	[3]	2,109,000	2,109,000

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 100

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Energy Transfer Equity LP
4.25%	03/15/23		$3,011,000	$2,928,197
5.50%	06/01/27		4,995,000	5,013,731
5.88%	01/15/24		3,283,000	3,402,009
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23		5,000,000	5,070,236
5.00%	10/01/22		1,722,000	1,798,414
Energy Transfer Partners LP
3.60%	02/01/23		12,030,000	11,739,415
4.75%	01/15/26		4,250,000	4,303,927
4.90%	03/15/35		6,490,000	6,122,809
5.15%	03/15/45		70,176,000	64,155,250
6.50%	02/01/42		2,000,000	2,158,978
EQT Corp.
3.90%	10/01/27		48,035,000	46,042,603
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	21,200,000	22,360,424
Gulfport Energy Corp.
6.38%	05/15/25		5,618,000	5,400,303
Halliburton Co.
5.00%	11/15/45		11,699,000	12,757,605
Hess Corp.
5.60%	02/15/41		10,000,000	10,247,463
HollyFrontier Corp.
5.88%	04/01/26		20,000,000	21,552,000
Kinder Morgan Energy Partners LP
3.50%	09/01/23		7,699,000	7,547,634
5.00%	08/15/42		7,950,000	7,712,358
5.80%	03/15/35		8,890,000	9,549,951
Kinder Morgan, Inc.
5.30%	12/01/34		2,275,000	2,339,943
5.55%	06/01/45		19,025,000	20,044,559
5.63%	11/15/23	[3]	7,937,000	8,501,897
6.95%	06/01/28		7,000,000	7,977,892
Newfield Exploration Co.
5.63%	07/01/24		3,179,000	3,361,793
5.75%	01/30/22		2,014,000	2,114,700
NGPL Pipe Co. LLC
4.38%	08/15/22	[3]	2,154,000	2,148,615
Noble Energy, Inc.
5.05%	11/15/44		14,113,000	14,772,063
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,407,000	2,546,050
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	12,513,000	12,466,076
5.38%	01/15/25	[3]	20,458,000	20,509,145
5.63%	10/15/27	[3]	9,687,000	9,662,783

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Plains All American Pipeline LP/PAA Finance Corp.
2.85%	01/31/23		$1,669,000	$1,583,464
3.60%	11/01/24		18,150,000	17,367,281
3.85%	10/15/23		1,656,000	1,626,828
4.65%	10/15/25		104,933,000	105,654,414
QEP Resources, Inc.
5.25%	05/01/23		2,610,000	2,525,279
Range Resources Corp.
4.88%	05/15/25		5,618,000	5,238,785
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	6,458,000	6,716,385
6.00%	01/15/19	[3]	48,932,000	49,849,475
6.85%	07/15/18	[3]	20,303,000	20,534,454
Ruby Pipeline LLC
6.00%	04/01/22	[3]	89,750,000	93,638,024
Sabine Pass Liquefaction LLC
4.20%	03/15/28		51,165,000	50,525,437
5.63%	03/01/25		40,492,000	43,566,861
5.75%	05/15/24		15,000,000	16,101,436
Shell International Finance BV (Netherlands)
4.38%	05/11/45	[1]	21,849,000	23,167,428
4.55%	08/12/43	[1]	4,075,000	4,430,564
Southern Natural Gas Co. LLC
4.80%	03/15/47	[3]	1,585,000	1,674,829
Spectra Energy Partners LP
3.50%	03/15/25		3,000,000	2,896,235
4.60%	06/15/21		7,000,000	7,227,657
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		87,693,000	83,494,154
TC PipeLines LP
3.90%	05/25/27		14,310,000	13,724,070
4.38%	03/13/25		36,050,000	36,416,569
4.65%	06/15/21		6,108,000	6,309,106
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		40,000	51,479
8.38%	06/15/32		5,224,000	6,805,820
Trans-Canada Pipelines Ltd. (Canada)
4.05%	05/15/67	[1,8]	85,000	81,919
Transcontinental Gas Pipe Line Co. LLC
4.60%	03/15/48	[3]	11,280,000	10,961,837
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	6,932,700	7,080,020
Tucson Electric Power Co.
5.15%	11/15/21		4,800,000	5,070,839
Williams Cos., Inc. (The)
7.88%	09/01/21		4,538,000	5,122,268
Williams Partners LP
3.35%	08/15/22		10,070,000	9,910,481

See accompanying notes to Schedule of Portfolio Investments.

101 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
3.60%	03/15/22		$53,720,000	$53,525,667
3.90%	01/15/25		7,942,000	7,807,145
4.00%	09/15/25		17,913,000	17,663,741
5.25%	03/15/20		47,296,000	49,031,135
6.30%	04/15/40		45,490,000	52,348,398

				1,366,843,482
Finance — 6.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.88%	01/23/28	[1]	6,505,000	6,228,537
3.95%	02/01/22	[1]	68,400,000	68,633,625
4.50%	05/15/21	[1]	41,850,000	42,896,250
5.00%	10/01/21	[1]	45,525,000	47,414,287
Air Lease Corp.
2.13%	01/15/20		5,150,000	5,061,112
2.50%	03/01/21		29,665,000	29,073,702
3.00%	09/15/23		11,325,000	10,870,467
3.25%	03/01/25		15,730,000	15,022,984
3.38%	01/15/19		49,187,000	49,383,030
4.75%	03/01/20		15,890,000	16,343,990
Alta Wind Holdings LLC
7.00%	06/30/35	[3,4,5]	20,871,319	23,600,001
American Express Co.
1.55%	05/22/18		14,645,000	14,632,054
American Express Credit Corp. (MTN)
1.80%	07/31/18		26,095,000	26,035,920
1.88%	05/03/19		5,461,000	5,424,753
2.20%	03/03/20		20,090,000	19,814,326
Associates Corp. of North America
6.95%	11/01/18		25,559,000	26,139,023
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,355,736
Citigroup, Inc.
1.70%	04/27/18		113,991,000	113,930,214
1.75%	05/01/18		49,948,000	49,915,626
2.05%	12/07/18		351,696,000	350,267,639
2.05%	06/07/19		48,475,000	48,042,893
2.15%	07/30/18		62,997,000	62,909,875
2.45%	01/10/20		8,190,000	8,117,377
2.50%	09/26/18		106,706,000	106,708,401
2.50%	07/29/19		34,523,000	34,393,732
2.55%	04/08/19		105,290,000	105,043,142
3.14%	01/24/23	[8]	34,060,000	33,678,819
3.67%	07/24/28	[8]	123,255,000	120,196,218
3.88%	10/25/23		15,500,000	15,746,807
3.89%	01/10/28	[8]	10,448,000	10,407,315
4.50%	01/14/22		265,000	275,299
6.13%	05/15/18		135,548,000	136,073,994

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
8.50%	05/22/19		$47,207,000	$50,200,814
(LIBOR USD 3-Month plus 0.55%)
2.49%	08/25/36	[2]	913,000	800,542
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,773,403
Daimler Finance North America LLC
1.50%	07/05/19	[3]	28,418,000	27,943,051
1.75%	10/30/19	[3]	18,115,000	17,785,537
Discover Financial Services
3.85%	11/21/22		10,899,000	10,921,429
Ford Motor Credit Co. LLC
2.02%	05/03/19		17,727,000	17,540,441
2.24%	06/15/18		12,370,000	12,359,899
2.55%	10/05/18		4,555,000	4,550,823
2.88%	10/01/18		26,346,000	26,370,829
3.34%	03/18/21		12,900,000	12,842,401
5.00%	05/15/18		42,988,000	43,102,971
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		63,346,000	63,347,900
GE Capital International Funding Co. (Ireland)
3.37%	11/15/25	[1]	8,850,000	8,558,808
4.42%	11/15/35	[1]	120,249,000	117,762,703
General Motors Financial Co., Inc.
2.35%	10/04/19		19,090,000	18,921,779
2.40%	05/09/19		25,687,000	25,564,436
3.10%	01/15/19		156,350,000	156,474,056
Goldman Sachs Group, Inc. (GMTN) (The)
5.38%	03/15/20		60,000	62,579
7.50%	02/15/19		254,486,000	264,780,964
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		87,083,000	86,543,695
2.63%	01/31/19		200,000,000	199,877,470
3.27%	09/29/25	[8]	140,075,000	134,953,459
3.69%	06/05/28	[8]	84,975,000	82,758,725
3.75%	05/22/25		2,187,000	2,162,220
3.75%	02/25/26		2,824,000	2,778,028
3.81%	04/23/29	[8]	69,515,000	68,228,338
3.85%	01/26/27		16,665,000	16,473,557
4.02%	10/31/38	[8]	6,695,000	6,480,743
5.25%	07/27/21		61,795,000	65,556,771
6.15%	04/01/18		262,025,000	262,025,000
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		123,639,000	124,353,881
Goldman Sachs Group, Inc., Series D (The) (MTN)
6.00%	06/15/20		9,510,000	10,069,830
International Lease Finance Corp.
3.88%	04/15/18		36,526,000	36,532,884
6.25%	05/15/19		51,418,000	53,197,195
7.13%	09/01/18	[3]	125,458,000	127,371,235

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 102

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
2.13%	04/25/18		$19,463,000	$19,455,629
2.50%	01/24/19		63,094,000	62,967,654
(LIBOR USD 3-Month plus 0.93%)
2.67%	07/22/22	[2]	182,120,000	182,895,926
Morgan Stanley (GMTN)
2.38%	07/23/19		31,425,000	31,252,461
2.45%	02/01/19		31,284,000	31,209,732
3.70%	10/23/24		5,444,000	5,408,962
3.88%	01/27/26		2,245,000	2,243,929
4.00%	07/23/25		21,001,000	21,159,925
5.50%	07/24/20		41,588,000	43,708,051
6.63%	04/01/18		240,367,000	240,367,000
7.30%	05/13/19		177,103,000	185,627,377
(LIBOR USD 3-Month plus 0.55%)
2.29%	02/10/21	[2]	251,220,000	251,426,003
(LIBOR USD 3-Month plus 1.38%)
3.15%	02/01/19	[2]	14,095,000	14,233,948
Morgan Stanley (MTN)
5.63%	09/23/19		85,869,000	89,204,817
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.63%	02/14/20	[2]	184,640,000	185,223,743
Morgan Stanley, Series F
3.88%	04/29/24		6,367,000	6,427,609
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	25,365,800	30,265,770
Protective Life Global Funding
2.70%	11/25/20	[3]	32,195,000	32,010,668
Raymond James Financial, Inc.
4.95%	07/15/46		63,856,000	69,214,540

5.63%	04/01/24		4,484,000	4,961,272

				5,278,930,560
Food — 0.75%
Campbell Soup Co.
3.30%	03/15/21		14,190,000	14,284,903
(LIBOR USD 3-Month plus 0.50%)
2.65%	03/16/20	[2]	39,180,000	39,191,163
Kraft Heinz Foods Co.
2.00%	07/02/18		62,970,000	62,910,988
3.00%	06/01/26		36,576,000	33,821,123
3.95%	07/15/25		30,164,000	30,078,575
4.38%	06/01/46		98,228,000	89,974,392
5.20%	07/15/45		26,987,000	27,582,144
5.38%	02/10/20		3,505,000	3,647,412
6.13%	08/23/18		15,700,000	15,903,739
(LIBOR USD 3-Month plus 0.42%)
2.22%	08/09/19	[2]	11,505,000	11,526,020

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[3]	$6,386,000	$6,362,053
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	121,532,000	119,022,911
2.00%	10/28/21	[1,3]	41,562,000	39,648,853
Mondelez International, Inc.
(LIBOR USD 3-Month plus 0.52%)
2.29%	02/01/19	[2]	11,740,000	11,772,690
Post Holdings, Inc.
5.00%	08/15/26	[3]	6,794,000	6,488,270
5.63%	01/15/28	[3]	6,462,000	6,195,443
5.75%	03/01/27	[3]	17,984,000	17,939,040
Tyson Foods, Inc.
2.65%	08/15/19		50,879,000	50,871,953

				587,221,672
Health Care — 5.05%
Abbott Laboratories
2.00%	09/15/18		14,885,000	14,853,593
2.35%	11/22/19		29,315,000	29,077,169
3.75%	11/30/26		102,768,000	102,168,195
AbbVie, Inc.
2.00%	11/06/18		5,900,000	5,876,356
2.50%	05/14/20		8,371,000	8,266,901
3.60%	05/14/25		51,062,000	50,401,074
4.40%	11/06/42		5,370,000	5,314,313
Aetna, Inc.
1.70%	06/07/18		50,400,000	50,326,517
3.88%	08/15/47		7,430,000	6,658,907
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[1]	77,560,000	76,308,875
3.85%	06/15/24	[1]	58,628,000	58,002,569
4.55%	03/15/35	[1]	32,364,000	31,776,265
4.85%	06/15/44	[1]	3,820,000	3,796,218
Allergan Sales LLC
5.00%	12/15/21	[3]	27,825,000	29,053,042
Amgen, Inc.
2.20%	05/22/19		52,372,000	52,056,460
3.13%	05/01/25		5,420,000	5,237,465
4.40%	05/01/45		39,864,000	39,964,635
4.56%	06/15/48		26,645,000	27,230,698
4.66%	06/15/51		41,964,000	43,389,987
5.70%	02/01/19		63,260,000	64,806,226
Anthem, Inc.
2.25%	08/15/19		119,820,000	118,708,436
2.30%	07/15/18		11,556,000	11,546,881
3.30%	01/15/23		28,125,000	27,830,981
3.35%	12/01/24		72,000,000	70,005,361

See accompanying notes to Schedule of Portfolio Investments.

103 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
3.50%	08/15/24		$12,140,000	$11,920,431
3.65%	12/01/27		67,620,000	65,370,418
3.70%	08/15/21		2,700,000	2,732,840
AstraZeneca PLC (United Kingdom)
1.75%	11/16/18	[1]	7,815,000	7,772,865
3.13%	06/12/27	[1]	141,430,000	135,892,874
3.38%	11/16/25	[1]	2,723,000	2,682,536
Baxalta, Inc.
2.00%	06/22/18		45,784,000	45,744,099
2.88%	06/23/20		30,310,000	30,112,952
4.00%	06/23/25		17,804,000	17,826,050
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	159,742,000	158,627,161
Becton Dickinson and Co.
3.25%	11/12/20		46,125,000	46,044,904
(LIBOR USD 3-Month plus 0.88%)
2.94%	12/29/20	[2]	81,005,000	81,101,678
Biogen, Inc.
5.20%	09/15/45		3,265,000	3,584,983
Boston Scientific Corp.
6.00%	01/15/20		8,900,000	9,350,416
Celgene Corp.
2.75%	02/15/23		71,210,000	68,430,771
2.88%	08/15/20		4,350,000	4,335,235
2.88%	02/19/21		23,660,000	23,508,446
3.45%	11/15/27		17,300,000	16,432,393
3.88%	08/15/25		22,000,000	21,830,342
3.90%	02/20/28		59,225,000	58,427,370
4.55%	02/20/48		2,855,000	2,810,112
5.00%	08/15/45		139,876,000	146,742,723
Centene Corp.
4.75%	01/15/25		59,701,000	58,357,727
5.63%	02/15/21		325,000	334,750
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,841,000	1,714,431
6.25%	03/31/23		29,565,000	27,384,581
Cigna Corp.
3.05%	10/15/27		82,541,000	75,455,185
3.88%	10/15/47		4,750,000	4,260,615
CVS Health Corp.
2.13%	06/01/21		5,067,000	4,898,950
2.25%	12/05/18		76,305,000	75,987,369
2.25%	08/12/19		12,000,000	11,883,910
2.75%	12/01/22		20,000,000	19,252,070
2.80%	07/20/20		68,642,000	68,200,872
3.13%	03/09/20		171,155,000	171,407,435
3.35%	03/09/21		31,640,000	31,834,299
3.88%	07/20/25		17,800,000	17,711,094
4.00%	12/05/23		40,903,000	41,365,345

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
4.13%	05/15/21		$16,705,000	$17,108,229
4.78%	03/25/38		9,926,000	10,092,159
4.88%	07/20/35		35,585,000	36,973,171
5.05%	03/25/48		22,885,000	24,164,355
DaVita, Inc.
5.00%	05/01/25		1,000,000	970,100
5.13%	07/15/24		11,853,000	11,593,716
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	3,850,000	3,901,311
5.63%	07/31/19	[3]	143,484,000	148,117,081
6.50%	09/15/18	[3]	96,623,000	98,084,272
Gilead Sciences, Inc.
3.70%	04/01/24		16,915,000	17,003,585
4.00%	09/01/36		20,000,000	19,953,345
4.15%	03/01/47		215,000	211,049
4.50%	02/01/45		12,660,000	13,163,710
4.75%	03/01/46		3,489,000	3,767,901
HCA, Inc.
4.25%	10/15/19		9,790,000	9,887,900
4.75%	05/01/23		30,077,000	30,452,963
5.00%	03/15/24		41,602,000	42,122,025
5.25%	04/15/25		8,148,000	8,349,256
6.50%	02/15/20		10,034,000	10,535,700
Hologic, Inc.
4.38%	10/15/25	[3]	5,394,000	5,211,953
4.63%	02/01/28	[3]	13,796,000	13,226,915
Humana, Inc.
2.63%	10/01/19		15,900,000	15,821,338
Johnson & Johnson
2.90%	01/15/28		28,460,000	27,387,801
3.40%	01/15/38		9,120,000	8,787,907
Kaiser Foundation Hospitals
3.15%	05/01/27		9,690,000	9,389,913
4.15%	05/01/47		71,145,000	73,777,220
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	11,167,000	10,469,063
5.38%	11/15/22		11,983,000	11,893,127
MPH Acquisition Holdings LLC
7.13%	06/01/24	[3]	4,023,000	4,163,805
New York and Presbyterian Hospital (The)
4.02%	08/01/45		12,755,000	12,987,033
Novartis Securities Investment, Ltd. (Bermuda)
5.13%	02/10/19	[1]	32,893,000	33,564,264
Pfizer, Inc.
4.40%	05/15/44		2,400,000	2,587,245
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		7,835,000	7,404,917
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[1]	251,918,000	247,849,315

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 104

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
2.40%	09/23/21	[1]	$5,280,000	$5,102,155
Stryker Corp.
2.00%	03/08/19		29,913,000	29,779,020
Teleflex, Inc.
4.63%	11/15/27		2,971,000	2,863,301
5.25%	06/15/24		4,638,000	4,748,153
Tenet Healthcare Corp.
4.38%	10/01/21		5,885,000	5,826,150
4.50%	04/01/21		23,904,000	23,784,480
4.63%	07/15/24	[3]	13,129,000	12,669,485
Teva Pharmaceutical Finance IV LLC
2.25%	03/18/20		18,465,000	17,563,539
Teva Pharmaceutical Finance
Netherlands III BV (Netherlands)
1.70%	07/19/19	[1]	33,262,000	32,180,985
2.80%	07/21/23	[1]	14,203,000	12,048,337
Thermo Fisher Scientific, Inc.
2.40%	02/01/19		50,100,000	49,936,574
UnitedHealth Group, Inc.
3.75%	07/15/25		2,757,000	2,795,259
3.95%	10/15/42		6,932,000	6,837,637
4.20%	01/15/47		16,648,000	16,875,986
4.25%	03/15/43		14,310,000	14,715,824
4.25%	04/15/47		99,000	101,392
4.75%	07/15/45		59,438,000	65,655,084
Valeant Pharmaceuticals International, Inc.
6.75%	08/15/21	[3]	9,000,000	9,056,250
9.25%	04/01/26	[3]	9,726,000	9,738,158
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[1,3]	700,000	616,000
5.50%	11/01/25	[1,3]	48,125,000	47,030,156
5.88%	05/15/23	[1,3]	16,808,000	14,938,110
6.13%	04/15/25	[1,3]	40,447,000	34,986,655
WellCare Health Plans, Inc.
5.25%	04/01/25		29,628,000	29,813,175
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.93%	03/19/21	[2]	10,985,000	10,999,880

				3,955,622,745
Industrials — 0.59%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	12,271,000	11,800,714
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[1,3]	11,101,000	11,101,000
4.63%	05/15/23	[1,3]	10,810,000	10,878,103
BAE Systems Holdings, Inc.
6.38%	06/01/19	[3]	45,190,000	47,078,626

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ball Corp.
4.00%	11/15/23		$405,000	$396,394
4.88%	03/15/26		5,343,000	5,370,249
5.25%	07/01/25		4,502,000	4,653,943
Bemis Co., Inc.
6.80%	08/01/19		7,115,000	7,468,889
Clean Harbors, Inc.
5.13%	06/01/21		25,060,000	25,435,900
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		23,825,000	22,097,687
General Electric Co. (GMTN)
5.63%	05/01/18		295,000	295,647
6.15%	08/07/37		4,121,000	4,912,178
General Electric Co. (MTN)
4.38%	09/16/20		5,815,000	6,008,102
5.88%	01/14/38		17,150,000	19,979,097
(LIBOR USD 3-Month plus 0.38%)
2.17%	05/05/26	[2]	1,800,000	1,723,354
(LIBOR USD 3-Month plus 0.48%)
2.32%	08/15/36	[2]	13,220,000	11,252,996
Graphic Packaging International LLC
4.88%	11/15/22		7,563,000	7,742,621
Itron, Inc.
5.00%	01/15/26	[3]	22,929,000	22,649,266
L3 Technologies, Inc.
4.75%	07/15/20		12,906,000	13,360,845
5.20%	10/15/19		38,108,000	39,268,503
Multi-Color Corp.
4.88%	11/01/25	[3]	29,136,000	27,315,000
Northrop Grumman Corp.
3.25%	01/15/28		48,865,000	46,739,781
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	23,181,000	22,137,855
Sealed Air Corp.
4.88%	12/01/22	[3]	6,050,000	6,140,750
5.13%	12/01/24	[3]	3,255,000	3,327,912
Siemens Financieringsmaatschappij NV (Netherlands)
1.30%	09/13/19	[1,3]	37,225,000	36,558,263
United Technologies Corp.
8.75%	03/01/21		8,800,000	10,132,714
United Technologies Corp.
(STEP-reset date 05/04/18)
1.78%	05/04/18		10,464,000	10,455,270
Waste Management, Inc.
3.15%	11/15/27		8,210,000	7,841,182
WestRock MWV LLC
7.38%	09/01/19		11,000,000	11,656,872

See accompanying notes to Schedule of Portfolio Investments.

105 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
WestRock RKT Co.
3.50%	03/01/20		$5,395,000	$5,439,395

				461,219,108
Information Technology — 0.58%
Amazon.com, Inc.
3.15%	08/22/27	[3]	119,840,000	115,859,312
Apple, Inc.
3.00%	11/13/27		13,500,000	12,945,574
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		177,010,000	174,617,444
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[3]	21,811,000	21,667,593
Dell International LLC/EMC Corp.
3.48%	06/01/19	[3]	33,508,000	33,669,085
Microsoft Corp.
2.88%	02/06/24		6,295,000	6,182,115
MSCI, Inc.
4.75%	08/01/26	[3]	3,158,000	3,138,263
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	8,800,000	8,749,110
4.13%	06/01/21	[1,3]	14,690,000	14,873,625
Oracle Corp.
3.25%	11/15/27		27,710,000	27,049,477
QUALCOMM, Inc.
2.25%	05/20/20		7,002,000	6,901,514
Quintiles IMS, Inc.
5.00%	10/15/26	[3]	4,000,000	3,995,200
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[3]	27,696,000	27,142,080

				456,790,392
Insurance — 0.71%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.73%	03/29/21	[2]	10,510,000	10,529,372
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		7,200,000	7,632,644
4.40%	05/15/42		5,702,000	6,036,836
Farmers Exchange Capital
7.05%	07/15/28	[3]	13,283,000	15,999,810
7.20%	07/15/48	[3]	18,265,000	22,890,575
Farmers Exchange Capital II
6.15%	11/01/53	[3,8]	64,140,000	70,548,901
Farmers Exchange Capital III
5.45%	10/15/54	[3,8]	72,575,000	76,203,750
Farmers Insurance Exchange
4.75%	11/01/57	[3,8]	18,580,000	17,860,025

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Guardian Life Global Funding
2.00%	04/26/21	[3]	$5,475,000	$5,330,909
Jackson National Life Global Funding
1.88%	10/15/18	[3]	55,605,000	55,430,873
MassMutual Global Funding II
2.00%	04/15/21	[3]	8,250,000	8,032,633
Metropolitan Life Global Funding I
1.35%	09/14/18	[3]	14,400,000	14,326,749
1.55%	09/13/19	[3]	17,000,000	16,705,408
1.75%	12/19/18	[3]	46,175,000	45,874,239
1.88%	06/22/18	[3]	23,650,000	23,620,972
2.50%	12/03/20	[3]	57,015,000	56,235,712
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[3,8]	18,949,000	18,735,824
New York Life Global Funding
1.55%	11/02/18	[3]	32,050,000	31,894,349
2.00%	04/13/21	[3]	24,750,000	24,037,257
Pricoa Global Funding I
1.45%	09/13/19	[3]	8,500,000	8,334,594
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[3,8]	20,650,000	20,570,260

				556,831,692
Materials — 0.30%
Axalta Coating Systems LLC
4.88%	08/15/24	[3]	40,005,000	40,355,044
Dow Chemical Co. (The)
8.55%	05/15/19		90,280,000	96,047,493
Georgia-Pacific LLC
2.54%	11/15/19	[3]	65,075,000	64,625,071
Monsanto Co.
2.13%	07/15/19		10,504,000	10,423,631
Valvoline, Inc.
4.38%	08/15/25		16,105,000	15,662,113
5.50%	07/15/24		7,115,000	7,328,450

				234,441,802
Real Estate Investment Trust (REIT) — 2.28%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,205,000	5,183,428
3.45%	04/30/25		3,115,000	3,019,756
3.90%	06/15/23		52,529,000	53,263,093
4.60%	04/01/22		37,150,000	38,699,709
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		15,620,000	15,635,136
3.63%	11/15/27		8,120,000	7,765,198
3.75%	04/15/23		42,864,000	42,749,317

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 106

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Tower Corp.
3.00%	06/15/23		$56,395,000	$54,532,340
3.40%	02/15/19		21,928,000	22,042,515
3.60%	01/15/28		8,520,000	8,105,834
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		7,245,000	7,417,315
AvalonBay Communities, Inc. (MTN)
(LIBOR USD 3-Month plus 0.43%)
2.15%	01/15/21	[2]	69,285,000	69,304,331
Boston Properties LP
2.75%	10/01/26		49,364,000	45,020,353
3.13%	09/01/23		5,000,000	4,915,167
3.20%	01/15/25		77,805,000	75,260,115
3.65%	02/01/26		5,000,000	4,899,865
5.63%	11/15/20		8,659,000	9,175,211
Camden Property Trust
4.63%	06/15/21		600,000	625,347
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		14,384,000	14,495,483
Crown Castle International Corp.
3.15%	07/15/23		63,455,000	61,534,851
3.20%	09/01/24		30,665,000	29,369,528
4.75%	05/15/47		5,665,000	5,709,697
Digital Realty Trust LP
5.88%	02/01/20		17,957,000	18,744,290
Education Realty Operating Partnership LP
4.60%	12/01/24		24,798,000	25,182,431
HCP, Inc.
2.63%	02/01/20		29,373,000	29,095,807
3.15%	08/01/22		12,660,000	12,493,762
3.75%	02/01/19		85,707,000	86,359,702
3.88%	08/15/24		28,684,000	28,469,358
4.00%	12/01/22		54,420,000	55,319,821
4.20%	03/01/24		24,904,000	25,293,593
4.25%	11/15/23		85,445,000	87,811,570
Healthcare Realty Trust, Inc.
3.75%	04/15/23		7,885,000	7,908,070
Healthcare Trust of America Holdings LP
3.75%	07/01/27		21,685,000	20,993,881
Highwoods Realty LP
7.50%	04/15/18		15,585,000	15,608,222
Host Hotels & Resorts LP
5.25%	03/15/22		23,995,000	25,335,999
Kilroy Realty LP
3.45%	12/15/24		30,385,000	29,516,749
Kimco Realty Corp.
6.88%	10/01/19		9,175,000	9,699,161

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Life Storage LP
3.88%	12/15/27		$7,100,000	$6,851,759
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		5,612,000	5,290,994
Mid-America Apartments LP
4.30%	10/15/23		10,036,000	10,418,876
SBA Communications Corp.
4.00%	10/01/22	[3]	61,899,000	59,577,787
4.88%	09/01/24		4,876,000	4,802,860
SL Green Operating Partnership LP
3.25%	10/15/22		16,935,000	16,523,623
SL Green Realty Corp.
4.50%	12/01/22		14,195,000	14,575,708
5.00%	08/15/18		32,299,000	32,440,195
7.75%	03/15/20		26,913,000	29,119,476
Ventas Realty LP
3.13%	06/15/23		1,235,000	1,211,259
3.25%	10/15/26		12,180,000	11,491,751
3.50%	02/01/25		27,105,000	26,431,895
3.75%	05/01/24		17,500,000	17,500,858
4.13%	01/15/26		25,010,000	25,245,554
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		49,673,000	49,291,320
3.25%	08/15/22		3,000,000	2,974,371
VEREIT Operating Partnership LP
3.00%	02/06/19		37,613,000	37,613,997
4.13%	06/01/21		2,325,000	2,372,584
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	177,642,000	176,836,260
3.25%	10/05/20	[3]	105,170,000	105,975,129
Welltower, Inc.
3.75%	03/15/23		3,170,000	3,212,701
4.00%	06/01/25		32,209,000	32,232,818
4.13%	04/01/19		44,135,000	44,613,865
4.50%	01/15/24		4,698,000	4,850,140
4.95%	01/15/21		3,732,000	3,891,179

				1,781,902,964
Retail — 0.30%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[1,3]	55,703,000	55,073,289
3.55%	07/26/27	[1,3]	12,160,000	11,710,273
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	12,794,000	12,269,446
Cumberland Farms, Inc.
6.75%	05/01/25	[3]	4,404,000	4,596,675
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		75,780,000	75,429,658

See accompanying notes to Schedule of Portfolio Investments.

107 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
3.45%	06/01/26		$47,875,000	$45,316,596
3.80%	11/18/24		12,810,000	12,655,370
4.80%	11/18/44		16,214,000	16,045,553

				233,096,860
Services — 0.10%
Aramark Services, Inc.
5.00%	02/01/28	[3]	693,000	680,006
Gartner, Inc.
5.13%	04/01/25	[3]	1,488,000	1,491,720
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	23,253,000	22,439,145
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[1,3]	17,236,000	17,968,530
Matthews International Corp.
5.25%	12/01/25	[3]	2,279,000	2,241,966
Northwestern University
3.69%	12/01/38		22,510,000	23,048,802
Republic Services, Inc.
3.80%	05/15/18		1,975,000	1,977,593
Service Corp. International/US
4.63%	12/15/27		2,428,000	2,349,090
University of Southern California
3.03%	10/01/39		6,122,000	5,581,896

				77,778,748
Transportation — 0.47%
America West Airlines Pass-Through Trust,
Series 1999-1, Class G
7.93%	01/02/19		1,185,305	1,224,568
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21		6,289,637	6,765,134
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		2,316,262	2,420,494
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00%	07/15/25		18,450,532	18,602,436
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		71,813,966	74,691,875
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35%	10/15/29		19,945,000	19,210,027
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.55%	02/02/19		1,071,856	1,098,009
Continental Airlines Pass-Through Trust,
Series 1999-2 AMBC, Class C2
6.24%	03/15/20		32,785	33,644

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 1999-2, Class A
7.26%	03/15/20		$2,744,591	$2,856,021
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		9,966	10,502
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	04/02/21		2,060,034	2,172,628
Continental Airlines Pass-Through Trust,
Series 2007, Class 1A
5.98%	04/19/22		32,105,221	34,407,486
Continental Airlines Pass-Through Trust,
Series 2007, Class 1B
6.90%	04/19/22		828,640	862,822
Continental Airlines Pass-Through Trust,
Series 2009, Class A
7.25%	11/10/19		29,819,299	31,532,418
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		37,385,226	40,715,465
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		3,524,257	3,945,053
SMBC Aviation Capital Finance DAC (Ireland)
3.00%	07/15/22	[1,3]	22,325,000	21,859,047
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		19,683,116	21,417,966
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		3,654,663	4,095,680
U.S. Airways Pass-Through Trust,
Series 2011-1, Class G
7.08%	03/20/21		798,687	848,482
U.S. Airways Pass-Through Trust,
Series 2012, Class A
4.63%	06/03/25		10,715	11,071
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		45,353,727	49,352,247
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50%	03/01/30		34,525,000	33,984,684

				372,117,759
Total Corporates
(Cost $25,910,167,243)				25,697,445,402
MORTGAGE-BACKED — 38.95%**
Non-Agency Commercial Mortgage-Backed — 1.22%
225 Liberty Street Trust,
Series 2016-225L, Class A

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 108

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
3.60%	02/10/36	[3]	$63,710,000	$64,102,963
BAMLL Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[3]	7,740,000	8,084,976
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[3]	19,773,000	19,606,687
Bayview Commercial Asset Trust,
Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
2.23%	04/25/34	[2,3]	35,109	35,220
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
2.30%	08/25/34	[2,3]	365,154	359,547
Capmark Mortgage Securities, Inc., Series
1998-C2, Class X (IO)
1.24%	05/15/35	[4,5,8]	3,812,936	4,651
CGRBS Commercial Mortgage Trust,
Series 2013-VN05, Class A
3.37%	03/13/35	[3]	21,242,744	21,317,705
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class A
3.25%	05/10/35	[3]	5,000	5,012
Commercial Mortgage Trust,
Series 2013-300P, Class A1
4.35%	08/10/30	[3]	14,635,000	15,395,859
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05%	10/10/46		440,000	458,176
Commercial Mortgage Trust,
Series 2013-SFS, Class A2
2.99%	04/12/35	[3,8]	7,205,000	7,063,602
Commercial Mortgage Trust,
Series 2014-277P, Class A
3.61%	08/10/49	[3,8]	15,960,000	16,248,477
Commercial Mortgage Trust,
Series 2015-3BP, Class A
3.18%	02/10/35	[3]	16,440,000	16,227,658
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36	[3]	74,550,000	74,334,923
Core Industrial Trust, Series 2015-CALW, Class A
3.04%	02/10/34	[3]	5,330,000	5,324,910
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%	02/10/34	[3]	3,075,000	3,078,116
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[3]	4,529,964	4,577,678
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
3.55%	09/10/35	[3,8]	$1,362,500	$1,384,880
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.37%	06/10/28	[3]	73,520,000	74,338,895
GS Mortgage Securities Corp. II,
Series 2013-KING, Class A
2.71%	12/10/27	[3]	7,601,647	7,582,757
GS Mortgage Securities Trust,
Series 2010-C2, Class A1
3.85%	12/10/43	[3]	3,975,369	4,033,682
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4
3.71%	08/10/44		87,335,000	89,034,321
GS Mortgage Securities Trust,
Series 2012-ALOH, Class A
3.55%	04/10/34	[3]	59,497,000	60,498,870
GS Mortgage Securities Trust,
Series 2012-SHOP, Class A
2.93%	06/05/31	[3]	44,690,000	44,818,202
GS Mortgage Securities Trust,
Series 2013-GC16, Class A2
3.03%	11/10/46		19,975,431	20,002,992
GS Mortgage Securities Trust,
Series 2014-3R, Class 2A
(LIBOR USD 1-Month plus 0.18%)
1.80%	09/26/36	[2,3]	10,828,304	10,745,015
GS Mortgage Securities Trust,
Series 2015-1R, Class 2A
3.48%	01/26/36	[3,8]	7,437,942	7,432,468
GS Mortgage Securities Trust.,
Series 2009-1R, Class 2A1
3.55%	11/25/35	[3,8]	1,001	1,003
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	7,579,821	7,413,709
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	1,396,892	1,392,651
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[3]	25,268,024	25,260,006
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[3,8]	3,140,078	3,221,459
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		16,644,270	16,580,248
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C17, Class A3
3.53%	08/15/47		47,530,000	48,153,622

See accompanying notes to Schedule of Portfolio Investments.

109 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2013-WLSR, Class A
2.70%	01/11/32	[3]	$3,720,000	$3,691,583
Morgan Stanley Capital I Trust, Series 2014-MP, Class A
3.47%	08/11/33	[3]	30,242,500	30,443,637
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/12/50	[3]	1,065,000	1,077,354
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[3,8]	103,085,000	104,993,196
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43	[3,8]	20,040,000	20,027,379
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[3]	19,925,000	19,741,493
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.24%)
2.11%	08/25/36	[2]	22,224,486	13,864,812
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[3]	900,000	929,663
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[3,8]	30,580,000	30,395,317
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		47,205,000	47,101,456
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[3]	536,586	540,503

				950,927,333
Non-Agency Mortgage-Backed — 6.83%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP-reset date 04/25/18)
7.40%	06/25/32		51,760	52,049
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.09%	02/25/37	[2]	46,525,000	44,340,972
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.06%	06/25/37	[2]	51,757,165	43,308,227
ACE Securities Corp., Series 2004-IN1, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.64%)
2.51%	05/25/34	[2]	$4,201	$3,969
ACE Securities Corp., Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.02%	06/25/36	[2]	3,740,941	3,062,075
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
2.41%	01/25/36	[2]	397,223	379,070
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.10%	09/25/35	[2]	1,505,595	1,507,198
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.20%)
2.07%	08/25/36	[2]	16,834,487	16,614,748
Alternative Loan Trust, Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
2.28%	02/25/36	[2]	59,237,079	57,598,069
American Home Mortgage Assets Trust, Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus 1.15%)
2.43%	10/25/46	[2]	56,139,267	49,574,313
American Home Mortgage Assets Trust, Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.00%	03/25/47	[2]	18,667,211	17,147,161
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
3.47%	10/25/34	[2]	7,524,892	7,437,669
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.53%	11/25/34	[2]	38,511,298	38,275,263
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.32%	01/25/36	[2]	19,225,000	19,451,424
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.39%)
2.26%	03/25/36	[2]	20,041,967	20,296,151
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 04/25/18)
7.14%	10/25/27		63,222	65,490

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 110

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Argent Securities, Inc., Series 2004-W6, Class AV2
(LIBOR USD 1-Month plus 0.90%)
2.77%	05/25/34	[2]	$14,495,730	$14,474,855
Argent Securities, Inc., Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	10/25/35	[2]	23,734,053	23,760,709
Argent Securities, Inc., Series 2005-W3, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	11/25/35	[2]	43,312,094	43,362,468
Asset-Backed Funding Certificates,
Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.50%	03/25/35	[2]	11,490,600	11,515,323
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.16%)
2.03%	11/25/36	[2]	24,659,376	15,573,711
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.87%	06/25/37	[2]	26,117,083	21,993,084
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.00%	07/25/36	[2]	23,113,113	23,052,662
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
2.10%	11/25/36	[2]	18,411,000	15,057,370
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		28,991	30,706
Banc of America Funding Trust,
Series 2006-D, Class 3A1
3.50%	05/20/36	[8]	7,265,522	6,666,202
Banc of America Funding Trust,
Series 2006-E, Class 2A1
3.70%	06/20/36	[8]	105,346	103,192
Banc of America Funding Trust,
Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
2.04%	07/20/36	[2]	9,874,551	9,907,941
Banc of America Funding Trust,
Series 2006-H, Class 3A1
3.52%	09/20/46	[8]	1,738,289	1,616,891
Banc of America Funding Trust,
Series 2014-R8, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.24%)
2.11%	06/26/36	[2,3]	$10,357,208	$10,246,470
Banc of America Funding Trust,
Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
2.01%	08/27/36	[2,3]	38,100,700	37,345,194
Banc of America Funding Trust,
Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	04/29/37	[2,3]	21,174,478	20,953,158
Banc of America Funding Trust,
Series 2015-R2, Class 7A1
(LIBOR USD 1-Month plus 0.28%)
2.15%	09/29/36	[2,3]	17,905,388	17,751,980
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.09%	03/27/36	[2,3]	10,063,983	9,926,945
Banc of America Funding Trust,
Series 2015-R5, Class 1A1
(LIBOR USD 1-Month plus 0.13%)
2.00%	10/26/36	[2,3]	60,937,024	60,070,469
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
2.00%	10/26/36	[2,3]	42,536,000	40,531,431
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50%	03/25/40	[3,8]	45,535,668	44,698,258
Banc of America Mortgage Securities, Inc.,
Series 2004-F, Class 1A1
3.77%	07/25/34	[8]	58,633	60,079
Banc of America Mortgage Securities, Inc.,
Series 2005-C, Class 2A2
3.84%	04/25/35	[8]	535,868	532,700
Banc of America Mortgage Securities, Inc.,
Series 2006-2, Class A2
0.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00%	07/25/46	[2]	214,792	194,663
Banc of America Mortgage Securities, Inc.,
Series 2007-1, Class 1A24
6.00%	03/25/37		1,002,039	955,165
Banc of America Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.00%	09/25/37		580,741	564,866
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		348,833	301,716
BCAP LLC Trust, Series 2007-AA5, Class A1

See accompanying notes to Schedule of Portfolio Investments.

111 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.65%)
2.52%	09/25/47	[2]	$33,953,796	$31,627,683
BCAP LLC Trust, Series 2009-RR10, Class 7A1
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.30%)
3.53%	10/26/35	[2,3]	2,352,596	2,368,398
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.68%	05/27/37	[3,8]	1,410,150	1,412,426
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.31%	11/27/37	[3,8]	3,801,557	3,798,395
BCAP LLC Trust, Series 2011-RR5, Class 1A3
3.21%	03/26/37	[3,8]	7,374	7,400
BCAP LLC Trust, Series 2015-RR2, Class 26A1
3.75%	03/28/36	[3,8]	8,219,182	8,283,415
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
3.66%	05/25/35	[8]	24,126	22,787
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
3.62%	07/25/36	[8]	2,459,352	1,987,917
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
3.92%	04/25/34	[8]	9,772	9,848
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
3.71%	01/25/35	[8]	3,858,076	3,834,142
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
3.51%	10/25/36	[8]	851,712	862,954
Bear Stearns Asset-Backed Securities I
Trust, Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
2.01%	11/25/36	[2]	10,776,291	9,920,351
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1
(STEP-reset date 04/25/18)
5.50%	01/25/34		806,530	815,404
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2
(STEP-reset date 04/25/18)
5.75%	01/25/34		727,141	736,946
Bear Stearns Asset-Backed Securities Trust,
Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
2.12%	08/25/20	[2]	1,782,034	1,247,607
Bear Stearns Asset-Backed Securities Trust,
Series 2006-AC2, Class 21A3

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
6.00%	03/25/36		$1,026,194	$1,140,371
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
2.05%	10/25/36	[2]	2,766,424	2,583,582
Bombardier Capital Mortgage Securitization
Corp., Series 2001-A, Class A
6.81%	12/15/30	[8]	2,643,348	2,672,191
Carrington Mortgage Loan Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.18%	01/25/36	[2]	47,650,000	47,207,703
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
2.12%	06/25/36	[2]	15,418,551	15,476,760
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
2.47%	07/25/33	[2]	3,059	2,928
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
2.37%	02/26/35	[2]	5,668	5,018
Chase Funding Trust,
Series 2006-A1, Class 1A2
3.57%	09/25/36	[8]	1,125,904	1,115,629
Chase Funding Trust,
Series 2006-S3, Class 2A1
5.50%	11/25/21		2,247,170	1,818,753
Chase Funding Trust,
Series 2007-A2, Class 2A3
3.61%	07/25/37	[8]	3,047,382	3,109,025
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		1,991,514	1,791,126
Chaseflex Trust, Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
2.07%	09/25/36	[2]	9,937,155	9,028,686
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.41%	10/25/57	[2,3]	147,160,729	150,432,230
CIM Trust, Series 2015-4AG, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.66%	10/25/57	[2,3]	54,083,690	54,732,308
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.66%	10/25/57	[2,3]	315,445,674	325,951,797
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[3,8]	23,364,418	23,064,639
CIM Trust, Series 2017-8, Class A1

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 112

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.00%	12/25/65	[3,8]	$157,398,113	$157,244,603
CIM Trust, Series 2018-R1, Class A1
3.65%	05/01/55	3,†	133,797,000	133,757,488
CIM Trust, Series 2018-R2, Class A1
3.60%	08/01/57	3,†	94,067,000	94,050,745
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.22%	10/25/37	[2,3]	78,780,417	79,365,062
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00%	02/25/35		288,239	289,239
Citicorp Residential Mortgage Securities,
Inc., Series 2006-2, Class A5
(STEP-reset date 04/25/18)
5.52%	09/25/36		525,000	543,989
Citicorp Residential Mortgage Securities,
Inc., Series 2007-1, Class A5
(STEP-reset date 04/25/18)
5.48%	03/25/37		650,000	683,766
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)
2.38%	01/25/36	[2]	6,590,479	6,609,673
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
3.40%	02/25/34	[8]	132,979	131,762
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-RR2, Class A2
3.30%	05/25/34	[3,8]	2,484,773	2,540,847
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
3.48%	10/25/35	[8]	894,127	702,254
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	11/25/35	[2]	219,485	177,725
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR2, Class 1A1
3.59%	03/25/36	[8]	20,581,143	19,745,289
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR3, Class 1A2A
3.44%	06/25/36	[8]	6,040,562	5,797,651
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF2, Class A1
(STEP-reset date 04/25/18)
6.75%	05/25/36		50,229,847	38,995,008
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A
(LIBOR USD 1-Month plus 0.15%)
2.02%	08/25/36	[2]	3,860,298	3,865,365

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-6, Class 1A4A
1.70%	03/25/37	[8]	$640,536	$544,260
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
2.07%	01/25/37	[2]	95,337	95,050
Citigroup Mortgage Loan Trust, Inc.,
Series 2010-7, Class 2A1
3.49%	02/25/35	[3,8]	105,455	106,850
Citigroup Mortgage Loan Trust, Inc.,
Series 2012-3, Class 4A1
3.46%	11/25/36	[3,8]	1,101,435	1,107,990
Citigroup Mortgage Loan Trust, Inc.,
Series 2014-6, Class 3A2
3.64%	11/25/35	[3,8]	5,600,890	5,665,375
Citigroup Mortgage Loan Trust, Inc.,
Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
1.82%	06/25/47	[2,3]	24,604,296	24,672,280
Citigroup Mortgage Loan Trust, Inc.,
Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
1.90%	03/25/47	[2,3]	22,112,899	21,486,987
Citigroup Mortgage Loan Trust, Inc.,
Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
1.89%	03/25/36	[2,3]	10,011,751	9,899,973
Collateralized Mortgage Obligation Trust,
Series 57, Class D
9.90%	02/01/19		108	110
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	08/01/32	[8]	1,782,128	1,851,835
Conseco Financial Corp., Series 1996-7,
Class M1
7.70%	09/15/26	[8]	5,747,661	6,150,668
Conseco Financial Corp., Series 1998-2,
Class A5
6.24%	12/01/28		32,417	33,388
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[8]	2,536,907	2,689,638
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[8]	3,356,821	3,552,993
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[3,8]	270,010	285,411
CountryPlace Manufactured Housing
Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[3,8]	7,878,131	8,011,182

See accompanying notes to Schedule of Portfolio Investments.

113 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		$11,412	$11,957
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
3.30%	02/25/36	[8]	80,341	65,433
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
(LIBOR USD 1-Month plus 0.50%)
2.37%	06/25/36	[2]	1,211,739	850,550
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
3.68%	02/25/37	[8]	2,372,956	2,312,413
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.17%)
2.04%	06/25/46	[2]	757,040	752,142
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
2.07%	03/25/37	[2]	722,394	301,051
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.49%	03/25/34	[8]	7,000,000	7,097,534
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.66%	04/25/36	[8]	261,007	232,955
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
(LIBOR USD 1-Month plus 0.35%)
2.22%	05/25/36	[2]	557,341	558,732
Countrywide Asset-Backed Certificates, Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
2.33%	11/25/35	[2]	23,239,362	22,907,032
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
2.67%	10/25/47	[2]	13,615,795	13,509,425
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.75%	06/19/31	[8]	11,207	11,562
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		92,959	94,213
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.18%	08/25/34	[8]	1,231,699	1,204,134

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
2.53%	02/25/35	[2]	$144,337	$145,843
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.54%	02/25/35	[8]	3,719,630	2,877,368
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
3.35%	06/20/34	[8]	37,369	37,929
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
3.56%	09/20/34	[8]	1,352,471	1,321,889
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
3.62%	11/20/34	[8]	324,596	329,619
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
4.06%	04/25/35	[8]	1,025,014	1,000,645
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
3.30%	01/25/36	[8]	287,378	282,611
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
(LIBOR USD 1-Month plus 0.58%)
2.45%	02/25/35	[2]	11,007	10,477
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.47%	05/25/35	[2]	4,845,743	4,526,555
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
3.80%	09/25/47	[8]	1,500,381	1,462,349
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.12%	03/25/37	[8]	1,638,378	1,311,165
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
3.42%	08/25/33	[8]	23,891	24,243
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 114

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
6.50%	02/25/34		$39,808	$42,169
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 6A1
3.56%	06/25/34	[8]	218,657	223,425
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1
4.50%	07/25/20		10,963	10,882
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
2.57%	03/25/36	[2]	4,353,776	2,486,128
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		2,435,631	2,239,163
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[3]	1,321,154	1,329,980
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
3.45%	06/26/36	[3,8]	487,280	491,466
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35	[3,8]	1,072,233	1,060,057
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
(LIBOR USD 1-Month plus 2.75%)
4.62%	04/27/36	[2,3]	3,590,538	3,647,068
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
(LIBOR USD 1-Month plus 0.22%)
1.84%	05/27/37	[2,3]	7,628,851	7,568,682
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
3.41%	08/27/36	[2,3]	15,360,643	15,573,205
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
1.77%	08/27/36	[3,8]	5,205,032	5,193,580
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
3.60%	09/27/35	[3,8]	9,445,311	9,536,718
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
1.82%	06/27/47	[3,8]	30,289,017	29,941,965
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
1.82%	11/27/46	[2,3]	13,013,896	12,427,348

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 04/25/18)
3.95%	01/25/33		$16,507	$16,706
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
(LIBOR USD 1-Month plus 1.04%)
2.91%	03/25/33	[2]	3,885,188	3,885,395
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
2.89%	11/25/33	[2]	93,852	91,956
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP-reset date 04/25/18)
3.44%	01/25/36		8,905,925	7,666,992
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.01%	10/25/36	[2]	19,692,627	17,291,902
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.98%	10/25/36	[2]	1,631,966	1,628,930
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
2.02%	11/25/36	[2]	33,695,146	21,609,502
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP-reset date 04/25/18)
3.66%	01/25/37		7,893,867	3,971,536
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP-reset date 04/25/18)
3.66%	01/25/37		14,834,456	7,309,835
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP-reset date 04/25/18)
4.23%	02/25/37		41,177,568	32,209,753
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP-reset date 04/25/18)
4.23%	02/25/37		30,148,111	23,576,263
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP-reset date 04/25/18)
4.23%	02/25/37		5,482,387	4,288,155

See accompanying notes to Schedule of Portfolio Investments.

115 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
2.04%	04/25/37	[2]	$32,651,153	$24,897,125
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.01%	10/25/36	[2]	64,517,803	48,782,298
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B
(STEP-reset date 04/25/18)
5.78%	12/25/36		5,268,016	999,918
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.06%	08/25/36	[2]	5,101,522	4,586,966
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.00%	12/25/36	[2]	2,399,092	1,484,167
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		14,027	14,049
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		530,524	446,438
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
(LIBOR USD 1-Month plus 0.19%)
2.06%	02/25/37	[2]	1,025,401	934,970
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.69%	02/25/36	[8]	1,341,399	1,140,147
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.17%	01/19/45	[2]	2,884,796	2,672,662
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.25%)
2.06%	02/19/45	[2]	490,140	482,392
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
2.05%	07/19/45	[2]	254,951	245,897
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.01%	10/19/36	[2]	21,701,041	19,719,096

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.95%	04/19/47	[2]	$12,459,986	$11,745,186
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[8]	11,938	11,945
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1
(STEP-reset date 04/25/18)
5.80%	11/25/32		36,213	38,114
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
3.29%	08/25/34	[8]	11,324,801	11,760,941
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.36%	09/25/34	[8]	57,805	57,365
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
3.52%	10/25/34	[8]	2,352,957	2,347,840
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.32%	12/25/35	[8]	22,897,936	21,345,687
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.31%	02/25/36	[8]	26,221,984	22,927,574
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1
3.20%	06/25/35	[8]	24,185,213	22,917,824
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.40%	09/25/35	[8]	23,031,368	22,326,617
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.57%	10/25/35	[8]	30,344,512	26,371,053
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.35%	11/25/35	[8]	25,159,901	24,072,166
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.49%	03/25/36	[8]	28,901,380	25,176,318
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		14,445	11,668
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.60%	10/25/34	[8]	1,051,824	1,054,880
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
3.71%	12/25/34	[8]	448,901	453,416
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 116

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.66%	01/25/37	[8]	$170,030	$156,459
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
3.47%	11/25/37	[8]	404,524	381,793
FNBA Mortgage Loan Trust,
Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.40%)
2.21%	08/19/34	[2]	11,070	11,037
Fremont Home Loan Trust, Series 2005-C,
Class M1
(LIBOR USD 1-Month plus 0.72%)
2.59%	07/25/35	[2]	1,776,477	1,783,955
GE Business Loan Trust, Series 2007-1A,
Class A
(LIBOR USD 1-Month plus 0.17%)
1.95%	04/16/35	[2,3]	9,040,786	8,801,117
GMAC Mortgage Corp. Loan Trust,
Series 2003-AR2, Class 3A5
4.10%	12/19/33	[8]	2,630,953	2,630,810
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
4.05%	06/25/34	[8]	6,351	6,298
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
3.70%	11/19/35	[8]	1,040,833	998,584
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
3.33%	05/19/36	[8]	1,936,669	1,378,476
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.31%	06/25/30	[2]	32,533	28,136
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
2.11%	08/25/45	[2]	1,999,368	1,848,047
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
2.07%	10/25/45	[2]	19,012,273	17,265,012
GreenPoint Mortgage Funding Trust,
Series 2005-HY1, Class 1A1A
(LIBOR USD 1-Month plus 0.27%)
2.14%	07/25/35	[2]	7,156,401	7,142,113
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
2.03%	02/25/37	[2]	3,231,516	3,171,007
GSAA Home Equity Trust, Series 2005-11,
Class 1A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.28%)
2.15%	10/25/35	[2]	$8,132,989	$8,103,409
GSAA Home Equity Trust, Series 2005-9,
Class 2A3
(LIBOR USD 1-Month plus 0.37%)
2.24%	08/25/35	[2]	2,019,015	2,004,825
GSAMP Trust, Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
2.22%	12/25/35	[2]	25,693,000	24,587,854
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
3.56%	08/25/34	[8]	4,788	5,030
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
3.50%	08/25/34	[8]	424,359	425,252
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
3.64%	10/25/35	[8]	4,165,861	3,526,344
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
3.52%	09/25/35	[8]	241,658	245,893
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
3.62%	05/25/37	[8]	3,174,631	2,911,626
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
3.59%	04/19/34	[8]	8,181	8,446
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
2.49%	01/19/35	[2]	478,646	391,952
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
3.24%	06/19/34	[8]	4,705	4,739
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
3.93%	07/19/35	[8]	161,033	155,034
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.01%	11/19/36	[2]	90,283,584	79,944,814
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.02%	09/19/46	[2]	115,757,621	107,347,179
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
2.87%	10/25/37	[2]	38,873,272	36,854,264
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A

See accompanying notes to Schedule of Portfolio Investments.

117 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 1.00%)
2.87%	10/25/37	[2]	$12,106,036	$11,978,695
Home Equity Mortgage Loan Trust,
Series 2005-C, Class AI1
(LIBOR USD 1-Month plus 0.26%)
2.13%	10/25/35	[2]	1,473,877	1,477,162
Homestar Mortgage Acceptance Corp.,
Series 2004-5, Class A4
(LIBOR USD 1-Month plus 1.14%)
3.01%	10/25/34	[2]	534,693	538,973
Impac CMB Trust, Series 2005-1,
Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.39%	04/25/35	[2]	5,783,210	5,539,214
Impac CMB Trust, Series 2005-4,
Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.12%	05/25/35	[2]	7,872,496	7,587,195
Impac Secured Assets Corp.,
Series 2004-3, Class 1
(LIBOR USD 1-Month plus 0.80%)
2.67%	11/25/34	[2]	214,512	214,371
Impac Secured Assets Corp.,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
1.98%	05/25/37	[2]	13,007,657	10,818,478
Impac Secured Assets Corp.,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.12%	05/25/37	[2]	66,744,431	55,841,781
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
3.33%	08/25/34	[8]	1,496,142	1,489,902
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
2.67%	08/25/34	[2]	20,491	18,713
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
2.73%	09/25/34	[2]	79,854	76,826
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
3.56%	03/25/35	[8]	927,128	933,201
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
3.42%	09/25/35	[8]	5,559,651	5,169,613
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.45%	10/25/35	[8]	34,570,191	29,922,467

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR31, Class 3A1
3.44%	01/25/36	[8]	$1,789,974	$1,709,543
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
2.35%	04/25/35	[2]	780,820	748,362
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.58%	08/25/36	[8]	19,234,715	15,960,501
IndyMac Index Mortgage Loan Trust,
Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
1.99%	08/25/36	[2]	227,058	214,587
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A
(LIBOR USD 1-Month plus 0.20%)
2.07%	10/25/36	[2]	31,730,012	29,138,844
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.55%	05/25/36	[8]	5,153,603	4,747,568
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.58%	05/25/36	[8]	34,349,270	29,031,139
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.69%	03/25/37	[8]	910,464	887,673
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.10%	06/25/37	[8]	4,950,200	4,234,348
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.63%	11/25/37	[8]	4,084,353	4,011,016
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A3
6.61%	02/25/28		151,164	152,895
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 2A1
3.67%	05/25/36	[8]	1,040,994	896,973
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
3.51%	05/25/36	[8]	10,312,595	8,892,515
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
2.53%	09/25/35	[2]	12,790,273	12,786,281
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC2, Class A4
(LIBOR USD 1-Month plus 0.15%)
2.02%	07/25/36	[2]	7,240,366	7,273,284

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 118

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A
(STEP-reset date 04/25/18)
5.83%	07/25/36		$27,191,376	$14,285,488
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6
(STEP-reset date 04/25/18)
6.00%	07/25/36		5,565,546	2,882,887
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV5
(LIBOR USD 1-Month plus 0.24%)
2.11%	11/25/36	[2]	3,334,903	3,335,248
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.08%	03/25/37	[2]	2,040,417	2,036,931
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
2.02%	05/25/37	[2]	75,289,864	72,404,941
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
1.97%	03/25/47	[2]	160,809	103,812
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2
(STEP-reset date 04/25/18)
4.40%	03/25/47		10,519,774	7,574,393
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3
(STEP-reset date 04/25/18)
4.40%	05/25/35		8,451,234	6,084,948
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4
(STEP-reset date 04/25/18)
4.40%	03/25/47		4,024,397	2,897,527
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.15%	03/25/47	[2]	240,000	203,150
JPMorgan Mortgage Trust, Series 2003-A2,
Class 2A3
3.00%	11/25/33	[8]	207,585	208,564
JPMorgan Mortgage Trust, Series 2004-A4,
Class 1A3
3.82%	09/25/34	[8]	1,000,783	1,030,826
JPMorgan Mortgage Trust, Series 2005-A5,
Class TA1
3.69%	08/25/35	[8]	154,556	155,756
JPMorgan Mortgage Trust, Series 2005-S2,
Class 4A3
5.50%	09/25/20		3,432,138	3,293,222

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A2,
Class 5A3
3.59%	11/25/33	[8]	$9,403	$9,638
JPMorgan Mortgage Trust, Series 2006-A3,
Class 2A1
3.61%	05/25/36	[8]	1,674,844	1,593,875
JPMorgan Mortgage Trust, Series 2006-A3,
Class 3A3
3.45%	05/25/36	[8]	1,108,439	1,105,527
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A1
3.78%	06/25/36	[8]	839,060	805,403
JPMorgan Mortgage Trust, Series 2006-A4,
Class 1A4
3.78%	06/25/36	[8]	2,704,862	2,601,142
JPMorgan Mortgage Trust, Series 2006-A5,
Class 2A4
3.64%	08/25/36	[8]	570,378	561,652
JPMorgan Mortgage Trust, Series 2007-A1,
Class 5A2
3.69%	07/25/35	[8]	2,907,351	3,001,112
JPMorgan Mortgage Trust, Series 2007-A3,
Class 2A3
3.58%	05/25/37	[8]	3,948,619	3,672,989
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
3.57%	05/25/37	[8]	618,448	619,818
JPMorgan Mortgage Trust, Series 2007-A4,
Class 1A1
3.56%	06/25/37	[8]	5,556,378	5,465,414
JPMorgan Mortgage Trust, Series 2007-A4,
Class 2A3
3.69%	06/25/37	[8]	860,679	815,102
JPMorgan Resecuritization Trust,
Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)
1.81%	12/27/46	[2,3]	18,299,617	17,859,445
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		5,213	5,289
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[8]	1,510,083	1,540,976
Lehman XS Trust, Series 2005-5N,
Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.17%	11/25/35	[2]	14,729,901	14,200,595
Lehman XS Trust, Series 2006-12N,
Class A31A
(LIBOR USD 1-Month plus 0.20%)
2.07%	08/25/46	[2]	23,606,808	20,159,572

See accompanying notes to Schedule of Portfolio Investments.

119 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-13, Class 1A2
(LIBOR USD 1-Month plus 0.17%)
2.04%	09/25/36	[2]	$11,210,210	$11,969,301
Lehman XS Trust, Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
2.11%	08/25/36	[2]	103,788	98,281
Lehman XS Trust, Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
2.03%	06/25/36	[2]	46,819,299	46,371,135
Lehman XS Trust, Series 2006-9, Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.03%	05/25/46	[2]	15,883,731	19,246,563
Lehman XS Trust, Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.24%)
2.11%	03/25/47	[2]	27,953,094	23,972,260
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.77%	10/25/34	[2]	55,908	56,111
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.69%	01/25/34	[8]	52,431	51,551
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.22%	11/25/33	[8]	1,416,367	1,493,980
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.47%	11/21/34	[8]	7,070,546	7,295,753
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
3.73%	10/25/34	[8]	818,569	817,568
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.62%	06/25/34	[8]	256	222
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
3.59%	09/25/34	[8]	4,365,110	4,424,793
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
3.69%	05/25/36	[8]	8,856,503	7,189,155
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		372,056	373,253
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		144,367	145,353

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.15%)
2.02%	11/25/36	[2]	$16,484,526	$7,900,987
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.08%	11/25/36	[2]	4,579,035	2,218,128
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
2.08%	05/25/37	[2]	44,822,959	42,684,944
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.60%	10/25/32	[8]	23,038	23,390
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.48%	11/15/31	[2]	1,806,458	1,810,827
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-5, Class 1A
(LIBOR USD 1-Month plus 0.15%)
2.02%	04/25/36	[2]	34,575,467	33,967,173
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.03%	10/25/36	[2]	17,267,556	13,137,702
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
1.98%	12/25/37	[2]	12,475,962	9,177,093
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.03%	12/25/37	[2]	34,310,016	25,421,334
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.08%	12/25/37	[2]	24,866,782	18,557,553
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FFS, Class IIA4
(LIBOR USD 1-Month plus 0.23%)
2.10%	07/25/36	[2]	31,440,000	29,298,776
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
2.04%	04/25/37	[2]	15,862,990	9,727,922
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
2.12%	04/25/37	[2]	66,449,453	41,228,710

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 120

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
2.11%	05/25/37	[2]	$40,450,273	$28,379,859
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
2.19%	05/25/37	[2]	19,976,101	14,178,725
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.05%	06/25/37	[2]	17,078,440	13,288,190
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
2.12%	06/25/37	[2]	22,810,045	18,036,304
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
1.99%	07/25/37	[2]	36,387,440	25,984,300
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
2.03%	07/25/37	[2]	26,672,898	19,163,125
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
2.01%	01/25/38	[2]	95,970,184	72,020,546
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.97%	03/25/37	[2]	33,661,240	22,260,302
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.02%	03/25/37	[2]	17,401,227	11,593,129
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D (LIBOR USD 1-Month plus 0.22%)
2.09%	03/25/37	[2]	32,400,623	21,809,320
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.78%	10/25/33	[8]	568,857	577,902
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.27%	08/25/34	[8]	2,562,231	2,634,314
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.21%)
2.08%	02/25/36	[2]	15,908	15,335

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B
(STEP-reset date 04/25/18)
5.61%	03/25/37		$33,729,656	$11,406,719
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D
(STEP-reset date 04/25/18)
5.90%	03/25/37		26,399,041	8,927,226
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.48%	08/25/36	[2]	6,800,524	6,672,164
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		279,664	291,043
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		377,195	409,799
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		18,037,075	19,606,816
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	12,792,593	14,461,694
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.17%	12/25/35	[2]	7,987,028	8,016,901
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
2.19%	01/25/35	[2]	199,972	186,826
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		150,761	151,289
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.29%	09/25/34	[8]	1,348,262	1,369,367
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
2.13%	04/25/35	[2]	4,943,637	4,702,618
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[8]	871,930	416,400
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S
(STEP-reset date 04/25/18)
5.50%	02/25/47		268,412	270,857
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.12%)
1.99%	04/25/37	[2]	6,055,265	3,115,003
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A

See accompanying notes to Schedule of Portfolio Investments.

121 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.35%	06/26/46	[3,8]	$4,775,436	$4,774,874
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.82%)
2.02%	12/26/46	[2,3]	17,409,538	17,200,956
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
2.18%	07/26/46	[2,3]	7,187,895	7,143,714
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
3.55%	08/26/34	[3,8]	4,064,444	4,138,723
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus 0.75%)
1.95%	06/26/47	[2,3]	34,628,117	33,691,326
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
(Federal Reserve US 12-Month Cumulative Average plus 0.96%)
2.16%	06/26/47	[2,3]	13,566,072	13,383,188
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
2.02%	08/26/47	[2,3]	18,523,632	18,304,979
MortgageIT Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
2.51%	02/25/35	[2]	9,801,574	9,800,688
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.15%	10/25/35	[2]	11,646,619	11,452,385
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	12/25/35	[2]	1,740,863	1,734,359
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.15%	09/25/36	[2]	16,960,642	16,677,057
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
2.12%	06/25/37	[2]	8,265,000	7,709,248
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(LIBOR USD 1-Month plus 1.08%)
2.95%	01/25/34	[2]	30,408	31,023
New Century Home Equity Loan Trust, Series 2005-4, Class M1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.48%)
2.35%	09/25/35	[2]	$1,905,908	$1,911,199
New Century Home Equity Loan Trust, Series 2005-B, Class A1
(LIBOR USD 1-Month plus 0.25%)
2.12%	10/25/35	[2]	11,103,184	11,126,127
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.15%	03/25/36	[2]	598,088	598,173
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
2.14%	03/25/36	[2]	24,732,000	24,131,139
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
(LIBOR USD 1-Month plus 0.24%)
2.11%	03/25/36	[2]	4,665,033	4,668,479
Nomura Resecuritization Trust, Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
0.26%	03/26/37	[2,3]	12,089,811	11,479,704
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
3.25%	12/26/36	[3,8]	4,796,860	4,828,463
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
3.16%	06/26/37	[3,8]	4,148,280	4,207,016
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
1.96%	11/26/36	[2,3]	7,562,007	7,491,752
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
3.22%	01/26/36	[3,8]	7,411,871	7,514,019
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
(LIBOR USD 1-Month plus 0.15%)
1.77%	09/26/36	[2,3]	5,518,554	5,429,955
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
1.75%	01/26/37	[2,3]	20,710,594	20,364,402
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
(LIBOR USD 1-Month plus 0.19%)
1.78%	03/26/47	[2,3]	6,649,286	6,651,610
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[8]	22,287,867	13,810,249

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 122

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust, Series 2005-5, Class A3
(LIBOR USD 1-Month plus 0.21%)
2.08%	12/25/35	[2]	$2,828	$2,834
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
2.09%	01/25/36	[2]	27,669,436	27,925,686
Ownit Mortgage Loan Trust, Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.01%	05/25/37	[2]	29,368,733	28,546,564
Ownit Mortgage Loan Trust, Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.11%	05/25/37	[2]	25,213,119	21,048,010
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5
(STEP-reset date 04/25/18)
3.93%	01/25/36		22,910,000	20,263,075
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
2.13%	11/25/36	[2]	85,000	83,270
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.18%	06/25/47	[2]	23,015,500	18,508,020
Popular ABS, Inc., Series 1998-1, Class A2 (STEP-reset date 03/25/18)
7.48%	11/25/29		73,604	71,867
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
3.39%	08/25/33	[8]	675,885	682,900
Residential Accredit Loans Trust, Series 2003-QS3, Class A4
5.50%	02/25/18		1,221	1,224
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
4.38%	09/25/35	[8]	611,802	539,183
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.22%	12/25/35	[8]	5,045,691	3,573,170
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.96%	04/25/35	[8]	2,933,582	2,866,568
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
3.70%	07/25/35	[8]	4,935,476	4,126,315
Residential Accredit Loans Trust, Series 2005-QO5, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
2.28%	01/25/46	[2]	$7,925,919	$7,044,863
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
4.06%	01/25/36	[8]	191,174	161,497
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.47%	01/25/36	[8]	20,389,044	17,864,997
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.19%)
2.06%	08/25/36	[2]	34,974,654	32,160,153
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.58%	08/25/36	[4,5,8]	35,268,438	843,625
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
2.25%	09/25/36	[2]	320,880	258,916
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.48%	02/25/36	[4,5,8]	119,994,600	2,028,521
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.69%	06/25/36	[4,5,8]	60,797,601	1,533,124
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[4,5,8]	144,254,283	4,429,450
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.47%	09/25/37	[4,5,8]	95,186,963	1,662,117
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.38%	03/25/37	[4,5,8]	60,295,835	907,217
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.26%	03/25/37	[4,5,8]	72,455,446	656,128
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.32%	04/25/37	[4,5,8]	153,590,080	1,849,831
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37	[4,5,8]	48,613,688	691,452
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.40%	06/25/37	[4,5,8]	126,081,876	2,046,233
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		26,252	26,275
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6

See accompanying notes to Schedule of Portfolio Investments.

123 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
4.55%	12/25/34		$44	$44
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		40,566	42,936
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31		34,357	25,746
Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3
(LIBOR USD 1-Month plus 0.37%)
2.24%	09/25/35	[2]	18,197,609	18,289,779
Residential Asset Securities Trust, Series 2004-IP2, Class 1A1
3.61%	12/25/34	[8]	281,079	286,180
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.63%	12/25/34	[8]	27,120	27,318
Residential Asset Securities Trust, Series 2004-IP2, Class 3A1
3.69%	12/25/34	[8]	646,751	653,607
Residential Asset Securities Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		2,938,100	2,916,926
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.66%	11/25/35	[8]	7,232,200	6,001,620
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
4.44%	09/25/36	[8]	1,044,792	1,001,307
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
4.93%	09/25/36	[8]	461,318	384,785
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
4.78%	11/25/36	[8]	133,507	127,925
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
4.16%	04/25/37	[8]	2,584,084	2,487,781
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP-reset date 04/25/18)
6.81%	06/25/16		9,331	9,349
Saxon Asset Securities Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.50%	10/25/35	[2]	2,089,495	2,096,741
Saxon Asset Securities Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.02%	01/25/47	[2]	8,838,804	8,753,219
Saxon Asset Securities Trust, Series 2007-3, Class 2A3

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.40%)
2.27%	09/25/47	[2]	$32,174,000	$29,428,634
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
1.98%	02/25/37	[2]	7,036,592	4,006,240
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
2.14%	02/25/37	[2]	34,833,331	20,427,168
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.10%	02/25/37	[2]	56,802,958	33,183,041
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
2.00%	05/25/37	[2]	21,320,145	16,496,564
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
2.22%	05/25/37	[2]	16,079,469	12,751,052
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.02%	12/25/36	[2]	38,144,663	23,417,322
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
2.01%	01/25/37	[2]	21,335,931	15,447,207
Sequoia Mortgage Trust, Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.48%	06/20/33	[2]	1,133	1,110
Sequoia Mortgage Trust, Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.46%	01/20/34	[2]	2,416	2,351
Sequoia Mortgage Trust, Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
2.05%	05/20/34	[2]	637,279	617,958
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.11%	12/25/36	[2,3]	17,280,903	12,195,353
Soundview Home Loan Trust, Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.55%	06/25/35	[2]	31,895,806	31,925,871

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 124

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
3.71%	02/25/34	[8]	$25,364	$25,615
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.63%	09/25/34	[8]	11,590,066	11,503,950
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
3.59%	10/25/34	[8]	262,109	267,053
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
3.59%	10/25/34	[8]	11,855,491	12,095,474
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.60%	10/25/34	[8]	3,583,442	3,534,306
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
3.60%	11/25/34	[8]	8,025,191	8,165,779
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
2.28%	11/25/34	[8]	54,592	50,036
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
3.53%	01/25/35	[8]	962,649	946,847
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
3.50%	06/25/35	[8]	3,053,334	2,976,003
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3
3.48%	09/25/35	[8]	22,903,990	19,952,809
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.03%	01/25/37	[2]	40,967,844	41,125,234
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
3.74%	10/25/47	[8]	995,841	892,542
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
(LIBOR USD 1-Month plus 0.20%)
2.07%	01/25/36	[2]	290,753	291,490
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2004-23XS, Class 2A1
(LIBOR USD 1-Month plus 0.30%)
2.17%	01/25/35	[2]	2,276,899	2,234,629
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.18%	07/25/36	[2]	17,955,381	17,819,219
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.14%)
2.01%	09/25/36	[2]	$8,655,948	$8,636,862
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		1,594	1,703
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
3.62%	09/25/33	[8]	236,004	238,420
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
3.59%	11/25/33	[8]	1,901,405	1,939,848
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		3,829,162	3,945,695
Structured Asset Securities Corp., Series 2005-5, Class 2A4
5.50%	04/25/35		3,117,596	3,096,817
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
3.71%	06/25/37	[8]	4,908,970	4,651,322
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
3.07%	12/25/44	[8]	165,064	162,442
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.23%)
2.10%	01/25/37	[2]	20,956,061	13,982,779
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.98%	01/25/37	[2]	4,359,068	2,835,518
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
2.02%	01/25/37	[2]	40,239,100	26,296,839
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
2.10%	01/25/37	[2]	13,507,586	8,908,760
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
3.35%	11/25/30	[8]	371,229	375,817
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
3.25%	06/25/33	[8]	5,220,765	5,282,508
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
3.27%	06/25/34	[8]	58,577	60,012
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.29%	05/25/44	[2]	1,979,277	1,963,520

See accompanying notes to Schedule of Portfolio Investments.

125 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
2.42%	05/25/35	[2]	$3,911,853	$2,876,089
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.37%	06/25/35	[2]	7,166,725	6,280,066
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.51%	01/25/45	[2]	992,215	987,406
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.19%	08/25/45	[2]	51,781,025	52,987,627
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.24%	10/25/35	[8]	1,822,259	1,842,003
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.16%	10/25/45	[2]	7,821,314	7,767,326
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.35%	12/25/35	[8]	5,576,192	5,178,567
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	11/25/45	[2]	37,979,305	38,221,199
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.27%)
2.14%	12/25/45	[2]	17,800,360	17,803,169
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.29%)
2.16%	12/25/45	[2]	22,424,153	22,156,075
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.33%)
2.20%	01/25/45	[2]	17,871,153	17,795,175
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
2.18%	01/25/45	[2]	1,663,099	1,662,403
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.38%)
2.25%	01/25/45	[2]	5,905,655	5,893,922

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.33%	04/25/45	[2]	$218,192	$215,093
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.07%)
2.35%	01/25/46	[2]	42,295,419	43,058,124
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
3.27%	09/25/36	[8]	17,860,027	17,348,955
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
3.07%	12/25/36	[8]	961,414	939,608
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
2.28%	02/25/46	[2]	21,755,033	21,369,384
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
2.14%	05/25/46	[2]	7,553,242	7,539,271
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
2.26%	07/25/46	[2]	15,732,908	14,641,756
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		334,229	322,388
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
3.40%	07/25/37	[8]	361,797	338,089
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
1.98%	02/25/47	[2]	18,084,530	16,700,525
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		262,487	257,053
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
3.73%	12/25/33	[8]	1,101,903	1,131,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
3.53%	07/25/34	[8]	249,727	254,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
3.53%	09/25/34	[8]	2,253,431	2,313,129

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 126

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.65%	06/25/35	[8]	$1,080,130	$1,104,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		2,317,683	2,336,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		268,109	271,298
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
3.97%	03/25/36	[8]	4,160,635	3,998,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
3.50%	07/25/36	[8]	222,884	225,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.50%	07/25/36	[8]	75,589	76,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
3.50%	07/25/36	[8]	161,660	163,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
3.50%	07/25/36	[8]	944,979	956,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
3.69%	04/25/36	[8]	6,348	6,377

				5,346,143,370
U.S. Agency Commercial Mortgage-Backed — 1.99%
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.22%	07/25/21	[8]	142,779,372	4,407,978
Fannie Mae-Aces, Series 2014-M12, Class FA
(LIBOR USD 1-Month plus 0.30%)
1.89%	10/25/21	[2]	19,329,898	19,352,998
Fannie Mae-Aces, Series 2014-M8, Class A1
2.35%	06/25/24		5,707,439	5,621,555
Fannie Mae-Aces, Series 2014-M8, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.84%	05/25/18	[2]	4,962,999	4,957,406
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[8]	122,515,000	120,864,037
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)
1.84%	03/25/19	[2]	11,339,997	11,327,980

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2015-M8, Class FA
(LIBOR USD 1-Month plus 0.17%)
1.76%	11/25/18	[2]	$45,986,080	$45,958,898
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.26%	11/25/23	[2]	60,805,481	60,715,665
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.03%	08/25/24	[2]	158,743,434	159,056,111
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K053, Class A2
3.00%	12/25/25		205,000,000	202,842,693
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	05/25/22	[2]	67,465,559	67,568,377
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	07/25/22	[2]	199,096,982	199,473,076
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF29, Class A
(LIBOR USD 1-Month plus 0.36%)
2.03%	02/25/24	[2]	184,567,939	185,111,492
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1
(LIBOR USD 1-Month plus 0.22%)
1.89%	07/25/20	[2]	96,600,000	96,601,922
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[8]	46,605,000	46,470,787
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class A2
2.74%	09/25/25		65,000,000	63,331,294
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		27,909,985	28,009,970
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		70,890,000	72,400,368

See accompanying notes to Schedule of Portfolio Investments.

127 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSW1, Class A
(LIBOR USD 1-Month plus 0.58%)
2.25%	02/25/26	[2]	$11,284,694	$11,307,760
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KW02, Class A1
2.90%	04/25/26		110,741,700	110,015,772
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KX01, Class A
2.36%	02/25/23		44,409,839	42,998,335
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.41%	03/09/21	[2]	1,876,250	1,872,451

				1,560,266,925
U.S. Agency Mortgage-Backed — 28.91%
Fannie Mae Pool (TBA)
3.00%	04/25/27		476,470,000	475,886,863
3.00%	04/25/43		406,180,000	396,247,620
3.50%	05/01/33		185,920,000	189,231,700
3.50%	04/25/42		714,785,000	716,334,604
4.00%	04/25/41		485,920,000	498,686,683
4.50%	04/25/39		123,665,000	129,507,683
Fannie Mae Pool 190375
5.50%	11/01/36		1,077,082	1,182,662
Fannie Mae Pool 190396
4.50%	06/01/39		15,736	16,644
Fannie Mae Pool 254232
6.50%	03/01/22		15,713	17,543
Fannie Mae Pool 313182
7.50%	10/01/26		1,946	2,098
Fannie Mae Pool 394854
6.50%	05/01/27		1,320	1,474
Fannie Mae Pool 464367
4.54%	01/01/20		4,832,007	4,972,830
Fannie Mae Pool 466766
3.88%	12/01/20		17,442,852	17,938,874
Fannie Mae Pool 467243
4.55%	01/01/21		2,479,022	2,574,371
Fannie Mae Pool 468128
4.33%	07/01/21		1,925,282	2,014,095
Fannie Mae Pool 468551
3.98%	07/01/21		10,252,500	10,582,822
Fannie Mae Pool 468587
3.84%	08/01/21		666,744	686,079
Fannie Mae Pool 468764

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.16%	07/01/21		$28,200,000	$29,327,718
Fannie Mae Pool 545191
7.00%	09/01/31		4,284	4,689
Fannie Mae Pool 545756
7.00%	06/01/32		1,054	1,217
Fannie Mae Pool 606108
7.00%	03/01/31		3,241	3,279
Fannie Mae Pool 613142
7.00%	11/01/31		9,978	11,526
Fannie Mae Pool 625666
7.00%	01/01/32		9,712	10,758
Fannie Mae Pool 633698
7.50%	02/01/31		48,369	54,752
Fannie Mae Pool 655928
7.00%	08/01/32		156,127	179,746
Fannie Mae Pool 725257
5.50%	02/01/34		1,211,246	1,330,906
Fannie Mae Pool 734830
4.50%	08/01/33		18,011	18,952
Fannie Mae Pool 734922
4.50%	09/01/33		2,524,469	2,671,078
Fannie Mae Pool 735207
7.00%	04/01/34		26,160	30,020
Fannie Mae Pool 735224
5.50%	02/01/35		4,931,761	5,420,129
Fannie Mae Pool 735646
4.50%	07/01/20		483,344	487,383
Fannie Mae Pool 735651
4.50%	06/01/35		5,573,798	5,891,318
Fannie Mae Pool 735686
6.50%	12/01/22		12,060	13,461
Fannie Mae Pool 740297
5.50%	10/01/33		2,339	2,570
Fannie Mae Pool 745147
4.50%	12/01/35		36,225	38,134
Fannie Mae Pool 745592
5.00%	01/01/21		1,474	1,498
Fannie Mae Pool 753168
4.50%	12/01/33		9,025	9,497
Fannie Mae Pool 815422
4.50%	02/01/35		48,836	51,357
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.56%)
3.06%	11/01/35	[2]	294,186	312,310
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
3.66%	11/01/35	[2]	7,791	8,111
Fannie Mae Pool 841031

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 128

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 12-Month plus 1.84%)
3.59%	11/01/35	[2]	$2,771	$2,898
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.39%	12/01/35	[2]	5,405	5,625
Fannie Mae Pool 888412
7.00%	04/01/37		256,265	281,158
Fannie Mae Pool 889125
5.00%	12/01/21		1,475,047	1,501,108
Fannie Mae Pool 889184
5.50%	09/01/36		4,615,602	5,073,359
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.65%)
3.63%	05/01/37	[2]	17,737	18,533
Fannie Mae Pool 933033
6.50%	10/01/37		500,977	537,627
Fannie Mae Pool AB1613
4.00%	10/01/40		42,074,251	43,636,216
Fannie Mae Pool AB1803
4.00%	11/01/40		47,439,066	49,255,280
Fannie Mae Pool AB2127
3.50%	01/01/26		24,373,035	24,889,593
Fannie Mae Pool AB3679
3.50%	10/01/41		16,098,990	16,194,370
Fannie Mae Pool AB3864
3.50%	11/01/41		13,678,180	13,815,496
Fannie Mae Pool AB4045
3.50%	12/01/41		14,651,355	14,803,019
Fannie Mae Pool AB4262
3.50%	01/01/32		10,327,041	10,533,497
Fannie Mae Pool AB9703
3.50%	06/01/43		37,110,383	37,401,800
Fannie Mae Pool AC8279
4.50%	08/01/39		23,268	24,501
Fannie Mae Pool AD0849
4.25%	02/01/20		21,465,188	22,014,909
Fannie Mae Pool AD0850
4.31%	02/01/20		34,792,292	35,577,703
Fannie Mae Pool AD0895
4.50%	07/01/19		23,120,615	23,574,802
Fannie Mae Pool AE0482
5.50%	01/01/38		11,488,408	12,593,844
Fannie Mae Pool AE0600
3.85%	11/01/20		21,613,944	22,158,686
Fannie Mae Pool AE0605
4.65%	07/01/20		14,601,061	14,966,755
Fannie Mae Pool AE0913
4.15%	09/01/20		80,775,435	83,239,780

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AE0918
3.67%	10/01/20	$4,163,350	$4,251,707
Fannie Mae Pool AH3780
4.00%	02/01/41	19,113,722	19,864,832
Fannie Mae Pool AJ1404
4.00%	09/01/41	28,476,150	29,488,388
Fannie Mae Pool AL0024
3.69%	01/01/21	190,196,819	194,742,713
Fannie Mae Pool AL0209
4.50%	05/01/41	28,850,595	30,806,575
Fannie Mae Pool AL0290
4.45%	04/01/21	26,179,174	27,268,743
Fannie Mae Pool AL0834
4.07%	10/01/21	26,985,748	27,919,849
Fannie Mae Pool AL0851
6.00%	10/01/40	19,724,448	22,034,411
Fannie Mae Pool AL1445
4.36%	11/01/21	69,905,305	72,330,848
Fannie Mae Pool AL2669
4.46%	09/01/21	22,449,780	23,201,323
Fannie Mae Pool AL4597
4.00%	01/01/44	71,691,827	74,430,374
Fannie Mae Pool AL6162
3.30%	02/01/23	20,266,167	20,471,408
Fannie Mae Pool AL6829
2.96%	05/01/27	2,776,642	2,737,222
Fannie Mae Pool AL8037
4.50%	07/01/34	330,770	347,808
Fannie Mae Pool AL8356
4.50%	07/01/34	908,016	954,571
Fannie Mae Pool AL8960
4.50%	05/01/46	79,852,586	83,799,148
Fannie Mae Pool AL9106
4.50%	02/01/46	101,983,371	107,178,148
Fannie Mae Pool AL9472
4.00%	10/01/43	13,602,870	14,086,536
Fannie Mae Pool AL9722
4.50%	08/01/46	528,899,379	556,831,877
Fannie Mae Pool AL9846
4.50%	02/01/47	466,001,537	491,340,371
Fannie Mae Pool AM0414
2.87%	09/01/27	39,760,000	38,710,246
Fannie Mae Pool AM4236
3.94%	08/01/25	9,354	9,850
Fannie Mae Pool AM4687
3.70%	12/01/25	5,222,715	5,410,195
Fannie Mae Pool AM4869
4.07%	12/01/25	1,855,797	1,964,338

See accompanying notes to Schedule of Portfolio Investments.

129 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

	Maturity	Principal
Issues	Date	Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM5327
3.71%	03/01/26	$2,871,206	$2,985,746
Fannie Mae Pool AM6057
3.44%	08/01/26	6,750,000	6,868,197
Fannie Mae Pool AM6155
3.23%	07/01/26	2,918,652	2,947,095
Fannie Mae Pool AM6667
3.39%	09/01/26	3,461,000	3,521,282
Fannie Mae Pool AM7016
3.47%	10/01/29	5,031,865	5,116,349
Fannie Mae Pool AM8036
2.66%	03/01/27	1,965,000	1,891,625
Fannie Mae Pool AM8709
2.82%	04/01/27	6,399,330	6,245,223
Fannie Mae Pool AM8765
2.83%	06/01/27	4,000,000	3,884,385
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,362,561
Fannie Mae Pool AM8969
3.27%	07/01/30	12,691,000	12,669,013
Fannie Mae Pool AM9004
2.80%	06/01/25	100,000,000	98,830,002
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	47,179,725
Fannie Mae Pool AM9602
3.57%	08/01/27	1,762,870	1,810,693
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,426,629
Fannie Mae Pool AM9749
3.48%	11/01/30	5,483,826	5,571,540
Fannie Mae Pool AM9954
3.22%	11/01/27	3,229,772	3,237,411
Fannie Mae Pool AN0153
3.36%	11/01/30	10,737,349	10,829,948
Fannie Mae Pool AN0154
3.36%	11/01/30	15,223,502	15,354,790
Fannie Mae Pool AN0648
3.28%	01/01/28	14,116,989	14,214,693
Fannie Mae Pool AN0768
3.19%	01/01/26	12,824,297	12,947,124
Fannie Mae Pool AN0959
2.92%	05/01/31	35,459,000	34,105,692
Fannie Mae Pool AN1210
2.85%	05/01/31	5,977,500	5,717,285
Fannie Mae Pool AN1427
2.96%	04/01/28	4,171,391	4,095,886
Fannie Mae Pool AN1482
3.03%	05/01/31	5,464,796	5,332,330

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN1686
2.32%	07/01/26		$30,829,862	$29,422,920
Fannie Mae Pool AN1688
2.32%	07/01/26		26,176,298	24,981,724
Fannie Mae Pool AN1954
2.26%	07/01/26		28,733,203	27,198,674
Fannie Mae Pool AN2118
2.32%	08/01/26		14,553,007	13,885,004
Fannie Mae Pool AN2228
2.52%	08/01/26		15,985,000	15,341,954
Fannie Mae Pool AN2248
2.48%	08/01/26		51,160,000	48,669,833
Fannie Mae Pool AN2270
2.51%	08/01/26		2,653,298	2,555,749
Fannie Mae Pool AN2271
2.33%	08/01/26		2,152,000	2,020,519
Fannie Mae Pool AN2309
2.21%	07/01/26		45,633,981	43,207,118
Fannie Mae Pool AN2338
2.36%	09/01/26		41,613,942	39,608,958
Fannie Mae Pool AN2367
2.46%	08/01/26		12,502,000	11,988,774
Fannie Mae Pool AN2371
2.18%	09/01/26		36,434,345	34,268,041
Fannie Mae Pool AN3097
2.54%	11/01/28		35,120,000	32,992,111
Fannie Mae Pool AN3574
2.34%	11/01/26		28,210,000	26,423,181
Fannie Mae Pool AN3597
(LIBOR USD 1-Month plus 0.64%)
2.31%	11/01/26	[2]	23,520,000	23,492,124
Fannie Mae Pool AN3631
2.99%	02/01/29		37,752,000	36,689,425
Fannie Mae Pool AN4429
3.22%	01/01/27		23,130,000	22,996,871
Fannie Mae Pool AN4431
3.22%	01/01/27		49,395,000	49,110,697
Fannie Mae Pool AN4435
3.22%	01/01/27		29,420,000	29,250,667
Fannie Mae Pool AN5718
3.24%	06/01/29		3,805,000	3,804,488
Fannie Mae Pool AN5719
3.24%	06/01/29		3,405,000	3,404,542
Fannie Mae Pool AN6707
2.49%	09/01/24		240,572,183	233,867,196
Fannie Mae Pool AS8663
4.50%	01/01/47		61,168,790	64,169,883
Fannie Mae Pool AS9830

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 130

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.00%	06/01/47	$231,334,340	$237,672,804
Fannie Mae Pool AS9972
4.00%	07/01/47	200,433,479	205,925,272
Fannie Mae Pool AU3739
3.50%	08/01/43	49,909,273	50,360,411
Fannie Mae Pool CA1187
3.50%	02/01/48	218,421,212	219,005,578
Fannie Mae Pool FN0000
3.59%	09/01/20	8,377,704	8,541,645
Fannie Mae Pool FN0001
3.76%	12/01/20	41,339,839	42,288,396
Fannie Mae Pool FN0003
4.28%	01/01/21	6,256,585	6,478,591
Fannie Mae Pool FN0005
3.37%	11/01/20	35,108,971	35,601,641
Fannie Mae Pool MA1177
3.50%	09/01/42	85,591,785	86,230,804
Fannie Mae Pool MA1404
3.50%	04/01/43	6,539	6,590
Fannie Mae Pool MA1527
3.00%	08/01/33	79,386,141	79,045,180
Fannie Mae Pool MA1561
3.00%	09/01/33	49,398,566	49,186,344
Fannie Mae Pool MA1582
3.50%	09/01/43	25,040,856	25,237,658
Fannie Mae Pool MA1584
3.50%	09/01/33	80,781,773	82,345,737
Fannie Mae Pool MA1608
3.50%	10/01/33	56,050,833	57,135,997
Fannie Mae Pool MA2915
3.00%	02/01/27	2,646,059	2,662,597
Fannie Mae Pool MA2960
4.00%	04/01/47	134,700,497	138,287,264
Fannie Mae Pool MA3027
4.00%	06/01/47	233,869,285	240,102,535
Fannie Mae Pool MA3029
3.00%	06/01/32	78,914,353	78,859,324
Fannie Mae Pool MA3058
4.00%	07/01/47	347,303,767	356,565,591
Fannie Mae Pool MA3147
3.00%	10/01/47	83,621,987	81,598,111
Fannie Mae Pool MA3182
3.50%	11/01/47	136,366,022	136,722,917
Fannie Mae Pool MA3210
3.50%	12/01/47	294,959,250	295,730,902
Fannie Mae Pool MA3237
3.00%	01/01/48	113,871,949	111,115,942
Fannie Mae Pool MA3238

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.50%	01/01/48		$799,808,998	$801,901,402
Fannie Mae Pool MA3305
3.50%	03/01/48		242,171,234	242,805,042
Fannie Mae Pool MA3332
3.50%	04/01/48		515,030,488	516,378,419
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19		51	52
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		1,754	1,818
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		791	846
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	35,758	34,053
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		3,807	3,986
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		14,377	15,539
Fannie Mae REMICS, Series 1997-34, Class SA
(Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)
4.52%	10/25/23	[2]	3,745	4,427
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		9,544	10,106
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		38,066	40,798
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		146,597	164,074
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.83%	03/25/35	[2]	12,062,616	616,318
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		8,513,034	8,952,204
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.73%	11/25/35	[2]	100,332	11,384
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.23%	10/25/25	[2]	7,055,050	646,621

See accompanying notes to Schedule of Portfolio Investments.

131 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		$87,992	$90,552
Fannie Mae REMICS, Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
21.51%	04/25/36	[2]	2,844,065	4,154,430
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.53%	03/25/37	[2]	2,110,503	232,463
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
4.24%	04/25/37	[2]	4,604,471	645,412
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.34%	07/25/37	[2]	6,119	6,173
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		755,962	835,998
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.73%	10/25/40	[2]	6,032,035	870,407
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		16,014	16,019
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.48%	03/25/40	[2]	10,680,720	1,574,709
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.55%	05/25/40	[2]	19,026,660	2,683,216
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,542,540
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	25,950,209
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		45,271	45,804
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[9]	25,784,672	20,438,382
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[9]	16,113,243	12,769,258

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		$24	$24
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		55	57
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		2,981	3,193
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42		33,887	36,697
Fannie Mae-Aces, Series 2017-M13, Class A2
2.94%	09/25/27	[8]	186,605,000	182,212,850
Freddie Mac Gold Pool (TBA)
4.00%	04/01/47		109,325,000	112,233,212
4.50%	04/01/48		48,375,000	50,655,806
Freddie Mac Gold Pool A24156
6.50%	10/01/31		272,694	307,322
Freddie Mac Gold Pool A25162
5.50%	05/01/34		2,521,625	2,759,451
Freddie Mac Gold Pool A39012
5.50%	06/01/35		53,992	60,331
Freddie Mac Gold Pool A54856
5.00%	01/01/34		4,878,115	5,260,705
Freddie Mac Gold Pool A61164
5.00%	04/01/36		14,935	16,103
Freddie Mac Gold Pool A97038
4.00%	02/01/41		15,510,220	16,038,706
Freddie Mac Gold Pool C01492
5.00%	02/01/33		810,687	872,749
Freddie Mac Gold Pool C04546
3.00%	02/01/43		23,902,298	23,505,640
Freddie Mac Gold Pool C04573
3.00%	03/01/43		30,386,618	29,753,459
Freddie Mac Gold Pool C46104
6.50%	09/01/29		18,763	21,147
Freddie Mac Gold Pool C55789
7.50%	10/01/27		9,325	10,093
Freddie Mac Gold Pool C90573
6.50%	08/01/22		52,896	56,397
Freddie Mac Gold Pool E02402
6.00%	10/01/22		13,931	14,493
Freddie Mac Gold Pool G00992
7.00%	11/01/28		954	1,057
Freddie Mac Gold Pool G01515
5.00%	02/01/33		908,215	977,058
Freddie Mac Gold Pool G02579

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 132

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.00%	12/01/34	$1,126,688	$1,215,724
Freddie Mac Gold Pool G02884
6.00%	04/01/37	3,182,073	3,518,739
Freddie Mac Gold Pool G02955
5.50%	03/01/37	4,470,393	4,973,257
Freddie Mac Gold Pool G03357
5.50%	08/01/37	1,699,175	1,901,218
Freddie Mac Gold Pool G03676
5.50%	12/01/37	3,169,048	3,524,001
Freddie Mac Gold Pool G03783
5.50%	01/01/38	2,288,129	2,545,111
Freddie Mac Gold Pool G03985
6.00%	03/01/38	29,744	33,382
Freddie Mac Gold Pool G04438
5.50%	05/01/38	6,026,878	6,639,469
Freddie Mac Gold Pool G04703
5.50%	08/01/38	5,621,026	6,113,333
Freddie Mac Gold Pool G04706
5.50%	09/01/38	223,628	248,891
Freddie Mac Gold Pool G05866
4.50%	02/01/40	21,865,518	23,244,924
Freddie Mac Gold Pool G06361
4.00%	03/01/41	29,283	30,413
Freddie Mac Gold Pool G06498
4.00%	04/01/41	29,611,600	30,714,727
Freddie Mac Gold Pool G06499
4.00%	03/01/41	14,331,902	14,844,125
Freddie Mac Gold Pool G07408
3.50%	06/01/43	27,797,163	28,113,139
Freddie Mac Gold Pool G07786
4.00%	08/01/44	266,070,530	275,939,554
Freddie Mac Gold Pool G07848
3.50%	04/01/44	134,742,883	136,100,839
Freddie Mac Gold Pool G07849
3.50%	05/01/44	19,433,484	19,608,082
Freddie Mac Gold Pool G07924
3.50%	01/01/45	28,453,358	28,736,779
Freddie Mac Gold Pool G07925
4.00%	02/01/45	17,434,000	18,097,924
Freddie Mac Gold Pool G08676
3.50%	11/01/45	103,155,937	103,648,085
Freddie Mac Gold Pool G08681
3.50%	12/01/45	68,284,295	68,610,073
Freddie Mac Gold Pool G08710
3.00%	06/01/46	327,342,143	319,807,159
Freddie Mac Gold Pool G08711
3.50%	06/01/46	30,552,877	30,665,063
Freddie Mac Gold Pool G08715

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.00%	08/01/46	$466,012,617	$455,063,175
Freddie Mac Gold Pool G08721
3.00%	09/01/46	31,332,650	30,577,527
Freddie Mac Gold Pool G08722
3.50%	09/01/46	133,541,508	134,031,856
Freddie Mac Gold Pool G08726
3.00%	10/01/46	509,393,025	497,116,561
Freddie Mac Gold Pool G08727
3.50%	10/01/46	108,438,121	108,836,292
Freddie Mac Gold Pool G08732
3.00%	11/01/46	300,955,949	293,702,857
Freddie Mac Gold Pool G08737
3.00%	12/01/46	175,167,771	170,946,196
Freddie Mac Gold Pool G08741
3.00%	01/01/47	172,483,351	168,326,471
Freddie Mac Gold Pool G08742
3.50%	01/01/47	164,169,623	164,771,761
Freddie Mac Gold Pool G08747
3.00%	02/01/47	193,070,254	188,417,226
Freddie Mac Gold Pool G08757
3.50%	04/01/47	80,118,989	80,342,379
Freddie Mac Gold Pool G08762
4.00%	05/01/47	67,529,171	69,350,260
Freddie Mac Gold Pool G11707
6.00%	03/01/20	79,234	80,209
Freddie Mac Gold Pool G12393
5.50%	10/01/21	2,050,755	2,117,400
Freddie Mac Gold Pool G12399
6.00%	09/01/21	1,229	1,276
Freddie Mac Gold Pool G12824
6.00%	08/01/22	1,308,384	1,377,100
Freddie Mac Gold Pool G12909
6.00%	11/01/22	3,405,347	3,590,283
Freddie Mac Gold Pool G13032
6.00%	09/01/22	558,968	583,152
Freddie Mac Gold Pool G13058
4.50%	10/01/20	475,614	478,594
Freddie Mac Gold Pool G16085
2.50%	02/01/32	6,663,419	6,532,289
Freddie Mac Gold Pool G18596
3.00%	04/01/31	82,886,925	82,961,394
Freddie Mac Gold Pool G60023
3.50%	04/01/45	24,124,190	24,328,724
Freddie Mac Gold Pool G60080
3.50%	06/01/45	288,714,276	291,499,907
Freddie Mac Gold Pool G60138
3.50%	08/01/45	200,538,864	202,239,117
Freddie Mac Gold Pool G60238

See accompanying notes to Schedule of Portfolio Investments.

133 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.50%	10/01/45	$ 88,440,452	$89,266,124
Freddie Mac Gold Pool G67700
3.50%	08/01/46	63,253,408	63,784,636
Freddie Mac Gold Pool G67703
3.50%	04/01/47	642,998,374	647,996,657
Freddie Mac Gold Pool G67706
3.50%	12/01/47	173,969,722	175,085,969
Freddie Mac Gold Pool G67707
3.50%	01/01/48	719,584,131	726,077,226
Freddie Mac Gold Pool G67708
3.50%	03/01/48	811,048,640	815,345,243
Freddie Mac Gold Pool G67709
3.50%	03/01/48	178,630,000	179,807,134
Freddie Mac Gold Pool H00790
5.50%	05/01/37	17,270	18,501
Freddie Mac Gold Pool H03161
6.50%	08/01/37	1,157	1,242
Freddie Mac Gold Pool H05069
5.50%	05/01/37	672,238	720,135
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	48,114,476	49,974,354
Freddie Mac Gold Pool U99097
3.50%	07/01/43	83,299,599	83,973,797
Freddie Mac Gold Pool V80356
3.50%	08/01/43	50,626,155	51,249,089
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20	59	61
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21	206	214
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21	2,337	2,438
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21	31	32
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27	105,901	117,487
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23	41,248	43,562
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28	441,632	475,159
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29	23,889	25,767

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		$13,486	$15,012
Freddie Mac REMICS, Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
16.31%	02/15/32	[2]	12,068	15,367
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		49,656	53,432
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		10,488	369
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		4,987	5,067
Freddie Mac REMICS, Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.42%	08/15/35	[2]	1,919,880	363,678
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		5,228,927	5,703,464
Freddie Mac REMICS, Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20%Cap)
5.42%	08/15/35	[2]	848,822	149,383
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		16,286,051	1,558,893
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		18,510	18,383
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	69,637,748
Freddie Mac REMICS, Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
4.17%	07/15/41	[2]	9,098,863	719,320
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,214,816
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,523,141
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	33,226,574
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		21,881,988	21,578,720

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 134

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		$32,875,265	$32,376,141
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[9]	39,671,882	31,230,889
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
2.28%	11/15/43	[2]	7,585,388	7,673,257
Ginnie Mae I Pool 782817
4.50%	11/15/39		23,152,152	24,356,273
Ginnie Mae II Pool (TBA)
3.00%	04/20/43		406,365,000	399,817,131
3.50%	04/20/43		357,055,000	360,541,874
4.00%	04/20/45		189,375,000	194,701,172
4.50%	05/20/48		19,075,000	19,807,449
5.00%	05/20/48		56,000,000	58,817,500
Ginnie Mae II Pool 2631
7.00%	08/20/28		2,466	2,804
Ginnie Mae II Pool 3388
4.50%	05/20/33		6,889	7,228
Ginnie Mae II Pool 3427
4.50%	08/20/33		2,388	2,506
Ginnie Mae II Pool 3554
4.50%	05/20/34		2,481	2,603
Ginnie Mae II Pool 4058
5.00%	12/20/37		1,383	1,468
Ginnie Mae II Pool 4342
5.00%	01/20/39		2,024	2,166
Ginnie Mae II Pool 4520
5.00%	08/20/39		40,815	43,546
Ginnie Mae II Pool 5175
4.50%	09/20/41		12,972	13,657
Ginnie Mae II Pool 5281
4.50%	01/20/42		25,422	26,758
Ginnie Mae II Pool 783591
4.50%	07/20/41		33,998	35,787
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/34	[2]	19,173	19,665
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.38%	03/20/35	[2]	36,201	37,674
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/35	[2]	35,226	36,579

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/35	[2]	$31,193	$32,439
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	05/20/25	[2]	5,846	6,010
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/25	[2]	7,920	8,169
Ginnie Mae II Pool MA0627
4.50%	12/20/42		101,973	107,223
Ginnie Mae II Pool MA0701
4.50%	01/20/43		126,852	132,494
Ginnie Mae II Pool MA1997
4.50%	06/20/44		28,930	30,563
Ginnie Mae II Pool MA2374
5.00%	11/20/44		778,666	819,302
Ginnie Mae II Pool MA2756
4.50%	04/20/45		64,872	68,325
Ginnie Mae II Pool MA2828
4.50%	05/20/45		2,854,029	2,983,142
Ginnie Mae II Pool MA2894
4.50%	06/20/45		1,074,535	1,131,735
Ginnie Mae II Pool MA3036
4.50%	08/20/45		118,895	125,225
Ginnie Mae II Pool MA3456
4.50%	02/20/46		754,284	791,615
Ginnie Mae II Pool MA3521
3.50%	03/20/46		101,760,207	102,929,241
Ginnie Mae II Pool MA3524
5.00%	03/20/46		32,138	34,311
Ginnie Mae II Pool MA3597
3.50%	04/20/46		256,279,547	259,184,257
Ginnie Mae II Pool MA3600
5.00%	04/20/46		20,685,900	22,084,707
Ginnie Mae II Pool MA3663
3.50%	05/20/46		74,843,018	75,685,538
Ginnie Mae II Pool MA3665
4.50%	05/20/46		323,221	340,543
Ginnie Mae II Pool MA3666
5.00%	05/20/46		11,313,648	11,922,544
Ginnie Mae II Pool MA3738
4.50%	06/20/46		1,417,571	1,493,544
Ginnie Mae II Pool MA3739
5.00%	06/20/46		6,688,280	7,091,461
Ginnie Mae II Pool MA3805

See accompanying notes to Schedule of Portfolio Investments.

135 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
4.50%	07/20/46	$11,315,599	$11,922,044
Ginnie Mae II Pool MA3806
5.00%	07/20/46	502,798	536,800
Ginnie Mae II Pool MA3876
4.50%	08/20/46	11,677,499	12,303,339
Ginnie Mae II Pool MA3877
5.00%	08/20/46	2,431,961	2,559,314
Ginnie Mae II Pool MA3937
3.50%	09/20/46	58,137,022	58,784,792
Ginnie Mae II Pool MA3939
4.50%	09/20/46	6,308,975	6,598,002
Ginnie Mae II Pool MA4003
3.00%	10/20/46	29,927,782	29,493,722
Ginnie Mae II Pool MA4006
4.50%	10/20/46	7,188,606	7,596,335
Ginnie Mae II Pool MA4007
5.00%	10/20/46	14,609,927	15,372,382
Ginnie Mae II Pool MA4069
3.50%	11/20/46	181,231,813	183,251,119
Ginnie Mae II Pool MA4071
4.50%	11/20/46	20,897,560	22,011,669
Ginnie Mae II Pool MA4072
5.00%	11/20/46	3,693,369	3,952,346
Ginnie Mae II Pool MA4126
3.00%	12/20/46	494,078,272	486,912,363
Ginnie Mae II Pool MA4127
3.50%	12/20/46	187,764,513	189,856,608
Ginnie Mae II Pool MA4129
4.50%	12/20/46	62,757,907	65,584,181
Ginnie Mae II Pool MA4198
4.50%	01/20/47	552,412	576,769
Ginnie Mae II Pool MA4199
5.00%	01/20/47	12,216,330	12,853,870
Ginnie Mae II Pool MA4264
4.50%	02/20/47	179,933,320	188,012,404
Ginnie Mae II Pool MA4265
5.00%	02/20/47	3,393,581	3,570,684
Ginnie Mae II Pool MA4324
5.00%	03/20/47	18,842,950	19,877,262
Ginnie Mae II Pool MA4382
3.50%	04/20/47	133,065,488	134,454,471
Ginnie Mae II Pool MA4384
4.50%	04/20/47	9,191,769	9,609,880
Ginnie Mae II Pool MA4385
5.00%	04/20/47	32,115,469	33,791,495
Ginnie Mae II Pool MA4453
4.50%	05/20/47	553,798,484	578,997,849
Ginnie Mae II Pool MA4454

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.00%	05/20/47		$73,644,607	$77,646,155
Ginnie Mae II Pool MA4512
4.50%	06/20/47		374,790,065	391,091,926
Ginnie Mae II Pool MA4513
5.00%	06/20/47		1,462,559	1,541,903
Ginnie Mae II Pool MA4589
5.00%	07/20/47		76,376,156	80,362,037
Ginnie Mae II Pool MA4655
5.00%	08/20/47		96,139,915	101,157,217
Ginnie Mae II Pool MA4719
3.50%	09/20/47		155,933,064	157,560,747
Ginnie Mae II Pool MA4722
5.00%	09/20/47		1,893,782	1,997,981
Ginnie Mae II Pool MA4780
4.50%	10/20/47		3,375,762	3,521,528
Ginnie Mae II Pool MA4781
5.00%	10/20/47		25,281,867	26,644,992
Ginnie Mae II Pool MA4838
4.00%	11/20/47		201,891,027	207,774,258
Ginnie Mae II Pool MA4840
5.00%	11/20/47		6,513,704	6,864,940
Ginnie Mae, Series 2000-22, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 10.80%, 10.80% Cap)
9.01%	05/16/30	[2]	16,424	640
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		9,975,887	10,669,461
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		17,160	17,304
Ginnie Mae, Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
4.96%	06/16/37	[2]	18,070,587	3,281,115
Ginnie Mae, Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
4.43%	03/20/36	[2]	15,247,298	1,631,404
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.98%	05/20/37	[2]	38,818,641	5,491,844
Ginnie Mae, Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
4.66%	12/20/39	[2]	6,349,685	1,054,036
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		14,764	14,927
Ginnie Mae, Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
5.01%	07/16/39	[2]	73,341	9,120
Ginnie Mae, Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
4.51%	08/16/38	[2]	117,529	10,322

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 136

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.61%	01/16/40	[2]	$78,403	$11,577
Ginnie Mae, Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
4.01%	01/16/40	[2]	14,255,134	1,784,797
Ginnie Mae, Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
4.71%	09/16/39	[2]	4,414,412	356,187
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		185,208	38,564
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	48,852,193
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.33%	10/07/20	[2]	13,266,799	13,314,218
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.44%	12/08/20	[2]	8,302,629	8,353,385
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.18%	12/08/20	[2]	22,641,343	22,776,219

				22,631,251,236
Total Mortgage-Backed
(Cost $30,555,817,812)				30,488,588,864
MUNICIPAL BONDS — 0.66%*
California — 0.24%
California Health Facilities Financing Authority, Saint Joseph Health, Series A
4.00%	10/01/36		3,500,000	3,653,790
Los Angeles Department of Power, Electric Light and Power Improvements, Series C
5.52%	07/01/27		12,625,000	14,873,260
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		350,000	445,091
San Jose Redevelopment Agency Successor Agency, Series A-T
3.08%	08/01/25		3,250,000	3,204,987
3.23%	08/01/27		11,865,000	11,673,973
State of California, Build America Bonds
6.65%	03/01/22		4,245,000	4,731,774
7.95%	03/01/36		77,500,000	84,891,175
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34		3,885,000	5,615,496

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47	$17,800,000	$17,712,602
State of California, Taxable, Various Purpose
6.20%	03/01/19	10,680,000	11,046,431
University of California, Taxable Revenue Bonds, Series AP
3.93%	05/15/45	30,040,000	30,740,232

			188,588,811
New York — 0.41%
City of New York, Build America Bonds
4.77%	10/01/23	4,420,000	4,798,750
5.05%	10/01/24	13,820,000	15,020,405
5.21%	10/01/31	6,420,000	7,427,491
5.52%	10/01/37	6,075,000	7,499,345
5.82%	10/01/31	220,000	236,214
5.99%	12/01/36	14,055,000	17,763,552
City of New York, Build America Bonds, Series F1
6.65%	12/01/31	46,470,000	50,880,468
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	25,000	25,363
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	3,555,000	3,835,632
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries F-2
2.90%	05/01/26	7,235,000	7,056,151
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.51%	08/01/37	25,000,000	31,092,750
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27	5,225,000	5,878,752
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27	13,135,000	15,040,757
New York City Water and Sewer Authority, Build America, Taxable Bonds
5.88%	06/15/44	5,505,000	7,346,257
New York City Water and Sewer Authority, Build America, Taxable Bonds, Series SE
6.01%	06/15/42	3,945,000	5,295,492
New York State Dormitory Authority, Taxable, Build America Bonds
5.43%	03/15/39	28,100,000	33,271,243

See accompanying notes to Schedule of Portfolio Investments.

137 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33		$44,990,000	$51,149,131
5.50%	03/15/30		21,430,000	24,847,656
New York State Urban Development Corp., Economic Improvements, Revenue Bonds, Series D-2
3.32%	03/15/29		18,330,000	18,173,095
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22		15,870,000	16,106,939

				322,745,443
Texas — 0.01%
Texas Transportation Commission State Highway Fund, Taxable, Fuel Sales Revenue Bonds, Series B
5.18%	04/01/30		3,075,000	3,605,130
Total Municipal Bonds
(Cost $513,574,278)				514,939,384
U.S. TREASURY SECURITIES — 24.70%
U.S. Treasury Bonds — 7.89%
U.S. Treasury Bonds
2.75%	11/15/47		992,256,000	948,689,710
3.00%	11/15/44		550,325,000	554,149,126
3.00%	02/15/48		3,816,182,000	3,838,542,460
3.75%	11/15/43		450,000,000	514,107,423
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.75%	02/15/45	[10]	105,260,000	101,475,047
1.00%	02/15/48	[10]	212,988,270	218,583,271

				6,175,547,037
U.S. Treasury Notes — 16.81%
U.S. Treasury Notes
2.25%	02/29/20		713,386,000	713,121,270
2.25%	03/31/20		1,006,480,000	1,006,060,419
2.25%	11/15/27		2,833,692,000	2,715,169,488
2.38%	01/31/23		1,710,145,000	1,696,442,395
2.63%	02/28/23		4,136,554,000	4,149,642,306
2.75%	02/15/28		815,565,000	816,090,656
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.38%	07/15/27	[10]	50,664,000	49,448,814
U.S. Treasury Notes (WI)

2.50%	03/31/23		2,022,525,000	2,016,315,747

				13,162,291,095
Total U.S. Treasury Securities
(Cost $19,130,705,599)				19,337,838,132

			Value
Total Bonds – 103.25%
(Cost $80,886,579,766)			$80,829,641,158

Issues		Shares	Value
COMMON STOCK — 0.03%
Electric — 0.03%
Homer City Holdings
LLC[3,4,5,6,11]		1,180,703	20,071,951
Energy — 0.00%
Drillship Kithira Owners, Inc.
(Cayman Islands)[1,6]		54,501	1,375,060
Total Common Stock
(Cost $66,956,791)			21,447,011

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.22%

Foreign Government Obligations — 0.65%
Japan Treasury Discount Bill, Series 730 (Japan)

0.00%[12]	04/09/18	$53,970,000,000	507,485,974

Money Market Funds — 4.44%
Dreyfus Government Cash Management Fund
1.54%[13]		2,731,955,000	2,731,955,000
Fidelity Investments Money Market Funds - Government Portfolio
1.49%[13,14]		21,906,447	21,906,447
JPMorgan U.S. Government Money Market Fund
1.53%[13]		219,809,000	219,809,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[13]		504,633,000	504,633,000

			3,478,303,447

U.S. Agency Discount Notes — 1.62%
Federal Home Loan Bank
1.23%[12]	04/25/18	200,000,000	199,789,200
1.31%[12]	04/30/18	400,000,000	399,486,800
1.48%[12]	05/03/18	300,000,000	299,566,650
1.56%[12]	05/17/18	150,000,000	149,683,200
1.86%[12]	07/19/18	220,000,000	218,825,200

			1,267,351,050

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 138

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 0.51%
U.S. Treasury Bills
1.20%[12]	04/19/18	$698,000	$697,461
1.32%[12]	05/03/18	16,080,000	16,057,559
1.44%[12,15]	06/14/18	72,164,000	71,922,145
1.52%[12]	07/05/18	207,611,000	206,686,539
1.52%[12]	07/12/18	88,700,000	88,268,066
1.80%[12]	07/19/18	9,066,000	9,018,698
1.82%[12]	07/26/18	3,884,000	3,862,204

			396,512,672
Total Short-Term Investments
(Cost $5,626,776,375)			5,649,653,143

Total Investments – 110.50%
(Cost $86,580,312,932)			86,500,741,312

Liabilities in Excess of Other Assets – (10.50)%			(8,216,691,625)

Net Assets – 100.00%			$78,284,049,687

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[2]	Floating rate security. The rate disclosed was in effect at March 31, 2018.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $95,592,918, which is 0.12% of total net assets.
[6]	Non-income producing security.
[7]	Security is currently in default with regard to scheduled interest or principal payments.
[8]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[9]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2018.
[10]	Inflation protected security. Principal amount reflects original security face amount.
[11]	Affiliated investment.
[12]	Represents annualized yield at date of purchase.
[13]	Represents the current yield as of March 31, 2018.
[14]	Securities, or a portion thereof, pledged as collateral for foreign currency exchange contracts. The total market value of collateral pledged is $21,906,447.
[15]	Securities, or a portion thereof, pledged as collateral for futures and options. The total market value of collateral pledged for futures is $66,810,759. The total market value of collateral pledged for options is $5,110,770.
†	Fair valued security. The aggregate value of fair valued securities is $247,673,693, which is 0.32% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 486,700,726	JPY 53,970,000,000	Goldman Sachs International	04/09/18	$(21,112,610)

See accompanying notes to Schedule of Portfolio Investments.

139 / Annual Report March 2018

Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	65,654	06/29/18	$7,514,818,391	$31,171,138	$31,171,138
U.S. Treasury Two Year Note	35,560	06/29/18	7,560,389,375	1,640,572	1,640,572
U.S. Treasury Ten Year Ultra Bond	1,020	06/20/18	132,456,563	1,286,498	1,286,498

			15,207,664,329	34,098,208	34,098,208
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	9,849	06/29/18	(1,589,798,736)	(11,181,509)	(11,181,509)
U.S. Treasury Ten Year Note	3,000	06/20/18	(363,421,875)	(2,350,112)	(2,350,112)

			(1,953,220,611)	(13,531,621)	(13,531,621)

TOTAL FUTURES CONTRACTS			$13,254,443,718	$20,566,587	$20,566,587

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 140

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.03%
ASSET-BACKED SECURITIES — 2.53%**
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.47%	10/27/36	[1,2]	$134,892	$135,580
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	508,510	509,820
SLM Student Loan Trust, Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
2.05%	07/25/25	[1]	380,000	378,785
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
2.30%	01/25/28	[1]	539,863	542,104
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.13%	10/25/24	[1]	504,804	505,282
SLM Student Loan Trust, Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
2.22%	01/26/26	[1]	327,399	328,248
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.39%	03/25/26	[1]	441,071	442,508
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.42%	06/25/43	[1]	181,811	182,287

Total Asset-Backed Securities
(Cost $3,021,796)				3,024,614

CORPORATES — 26.19%*
Banking — 4.06%
Bank of America Corp. (MTN)
5.65%	05/01/18		850,000	851,980
6.88%	04/25/18		450,000	451,224
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		500,000	498,252
Discover Bank
2.60%	11/13/18		250,000	249,651
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.07%	02/13/20	[1]	515,000	515,078
(LIBOR USD 3-Month plus 0.29%)
2.06%	02/01/21	[1]	500,000	500,336

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[3]	$350,000	$345,418
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	450,000	448,658
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		1,000,000	991,617

				4,852,214

Communications — 0.47%
21st Century Fox America, Inc.
6.90%	03/01/19		250,000	259,177
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[3]	300,000	305,378

				564,555

Consumer Discretionary — 1.89%
Altria Group, Inc.
9.70%	11/10/18		325,000	338,487
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	500,000	499,634
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,3]	600,000	599,164
Beam Suntory, Inc.
1.75%	06/15/18		325,000	324,363
Constellation Brands, Inc.
2.00%	11/07/19		200,000	197,324
Molson Coors Brewing Co.
1.45%	07/15/19		300,000	295,450

				2,254,422

Consumer Products — 0.21%
Newell Brands, Inc.
2.60%	03/29/19		250,000	249,566

Electric — 1.94%
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		200,000	200,516
Entergy Louisiana LLC
6.50%	09/01/18		150,000	152,295
Interstate Power & Light Co.
5.88%	09/15/18		350,000	355,005
Nevada Power Co.
7.13%	03/15/19		200,000	207,973
Progress Energy, Inc.
7.05%	03/15/19		425,000	441,821
Union Electric Co.
6.70%	02/01/19		250,000	258,435

See accompanying notes to Schedule of Portfolio Investments.

141 / Annual Report March 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Vectren Utility Holdings, Inc.
5.75%	08/01/18		$350,000	$353,675
Wisconsin Public Service Corp.
1.65%	12/04/18		350,000	347,898

				2,317,618

Energy — 0.67%
ONE Gas, Inc.
2.07%	02/01/19		400,000	397,024
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
2.37%	04/15/19	[1,2]	400,000	400,114

				797,138

Finance — 5.55%
Air Lease Corp.
2.63%	09/04/18		400,000	399,777
American Express Credit Corp. (GMTN)
2.25%	08/15/19		300,000	298,205
Citigroup, Inc.
2.05%	12/07/18		800,000	796,751
8.50%	05/22/19		1,050,000	1,116,590
Daimler Finance North America LLC
1.75%	10/30/19	[2]	200,000	196,363
Ford Motor Credit Co. LLC
2.55%	10/05/18		150,000	149,862
General Motors Financial Co., Inc.
3.10%	01/15/19		400,000	400,317
Goldman Sachs Group, Inc. (The)
6.15%	04/01/18		1,000,000	1,000,000
International Lease Finance Corp.
7.13%	09/01/18	[2]	350,000	355,337
Morgan Stanley (GMTN)
6.63%	04/01/18		800,000	800,000
7.30%	05/13/19		350,000	366,846
Protective Life Global Funding
(LIBOR USD 3-Month plus 0.55%)
2.60%	06/08/18	[1,2]	750,000	750,020

				6,630,068

Food — 1.07%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.65%	03/16/20	[1]	240,000	240,068
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.83%	10/09/20	[1]	325,000	325,354
Kraft Heinz Foods Co.
(LIBOR USD 3-Month plus 0.42%)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
2.22%	08/09/19	[1]	$350,000	$350,639
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	375,000	367,258

				1,283,319

Health Care — 2.86%
Abbott Laboratories
2.35%	11/22/19		156,000	154,734
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	300,000	297,906
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
2.94%	12/29/20	[1]	325,000	325,388
Boston Scientific Corp.
6.00%	01/15/20		200,000	210,122
CVS Health Corp.
2.25%	12/05/18		250,000	248,959
2.25%	08/12/19		325,000	321,856
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	250,000	258,072
6.50%	09/15/18	[2]	250,000	253,781
Humana, Inc.
2.63%	10/01/19		300,000	298,516
Novartis Securities Investment, Ltd.
(Bermuda)
5.13%	02/10/19	[3]	250,000	255,102
Stryker Corp.
2.00%	03/08/19		300,000	298,656
Thermo Fisher Scientific, Inc.
2.40%	02/01/19		250,000	249,185
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.93%	03/19/21	[1]	240,000	240,325

				3,412,602

Industrials — 1.58%
Bemis Co., Inc.
6.80%	08/01/19		300,000	314,922
General Electric Co. (GMTN)
2.20%	01/09/20		250,000	246,240
United Technologies Corp.
(STEP-reset date 05/04/18)
1.78%	05/04/18		850,000	849,291
WestRock RKT Co.
4.45%	03/01/19		475,000	481,931

				1,892,384

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 142

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology — 1.01%
Analog Devices, Inc.
2.85%	03/12/20		$120,000	$119,860
Apple, Inc.
1.70%	02/22/19		435,000	433,272
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	250,000	251,202
QUALCOMM, Inc.
1.85%	05/20/19		400,000	397,292

				1,201,626

Insurance — 1.18%
Metropolitan Life Global Funding I
1.35%	09/14/18	[2]	575,000	572,075
New York Life Global Funding
1.55%	11/02/18	[2]	500,000	497,572
Pricoa Global Funding I
1.45%	09/13/19	[2]	350,000	343,189

				1,412,836

Materials — 0.47%
Dow Chemical Co. (The)
8.55%	05/15/19		300,000	319,165
Georgia-Pacific LLC
2.54%	11/15/19	[2]	250,000	248,271

				567,436

Real Estate Investment Trust (REIT) — 2.23%
American Tower Corp.
3.40%	02/15/19		350,000	351,828
Boston Properties LP
5.88%	10/15/19		500,000	519,434
HCP, Inc.
3.75%	02/01/19		700,000	705,331
Kimco Realty Corp.
6.88%	10/01/19		250,000	264,282
SL Green Realty Corp.
7.75%	03/15/20		250,000	270,496
VEREIT Operating Partnership LP
3.00%	02/06/19		250,000	250,007
WEA Finance LLC/Westfield UK & Europe
Finance PLC
2.70%	09/17/19	[2]	300,000	298,639

				2,660,017

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.21%
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		$250,000	$248,844

Services — 0.59%
Republic Services, Inc.
3.80%	05/15/18		705,000	705,926

Transportation — 0.20%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		226,504	238,690

Total Corporates (Cost $31,390,374)				31,289,261

MORTGAGE-BACKED — 37.09%**

Non-Agency Commercial Mortgage-Backed — 0.61%
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		541,607	541,973
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	68,637	68,429
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[2]	87,061	87,531
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A
5.81%	06/12/50	[4]	34,264	34,404

				732,337

Non-Agency Mortgage-Backed — 2.81%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP-reset date 04/25/18)
7.40%	06/25/32		25,880	26,025
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
3.66%	05/25/35	[4]	262,407	256,845
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		6,915	7,324
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
3.40%	02/25/34	[4]	55,344	54,837
Countrywide Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31		93,419	97,887
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2

See accompanying notes to Schedule of Portfolio Investments.

143 / Annual Report March 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.74%	11/25/32	[4]	$70,899	$71,005
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.37%)
2.18%	07/19/44	[1]	195,936	195,676
Fremont Home Loan Trust, Series 2005-C,
Class M1
(LIBOR USD 1-Month plus 0.72%)
2.59%	07/25/35	[1]	68,856	69,146
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47%	06/25/28		12	11
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.65%	12/25/34	[1]	516,629	479,115
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
3.94%	10/25/34	[4]	158,046	157,307
IndyMac Manufactured Housing Contract,
Series 1998-2, Class A4
6.64%	08/25/29	[4]	2,537	2,541
JPMorgan Mortgage Trust, Series 2005-A2,
Class 9A1
3.63%	04/25/35	[4]	194,627	198,489
MASTR Adjustable Rate Mortgages Trust,
Series 2004-1, Class 2A1
4.00%	01/25/34	[4]	12,259	12,765
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
3.71%	10/25/34	[4]	297,772	301,191
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
2.62%	06/25/34	[4]	5,976	5,189
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A2[5]
0.00%	03/25/47	6,7,8,†	4,000,000	—
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
3.60%	10/25/32	[4]	51,014	51,793
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2006-FF10, Class A4
(LIBOR USD 1-Month plus 0.15%)
2.02%	07/25/36	[1]	343,667	343,274
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
4.11%	12/25/32	[1]	175,961	176,344
Morgan Stanley Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.17%	12/25/35	[1]	299,514	300,634

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		$34,570	$7,240
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A8
6.50%	11/25/31		51,910	54,942
Residential Asset Securities Trust,
Series 2004-IP2, Class 2A1
3.63%	12/25/34	[4]	134,580	135,563
Terwin Mortgage Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34	[2,6,7]	2,299,554	31,324
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative
Average plus 1.40%)
2.68%	06/25/42	[1]	40,258	38,892
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.25%	06/25/33	[4]	92,748	93,845
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.37%	06/25/35	[1]	216,874	190,043

				3,359,247

U.S. Agency Commercial Mortgage-Backed — 9.23%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
1.93%	04/25/20	[1]	384,561	383,864
Fannie Mae-Aces, Series 2013-M13, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.22%	05/25/18	[1]	56,086	56,097
Fannie Mae-Aces, Series 2014-M12,
Class FA
(LIBOR USD 1-Month plus 0.30%)
1.89%	10/25/21	[1]	100,342	100,462
Fannie Mae-Aces, Series 2017-M11,
Class FA
(LIBOR USD 1-Month plus 0.47%)
2.06%	09/25/24	[1]	591,941	592,908
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF34,
Class A
(LIBOR USD 1-Month plus 0.36%)
2.03%	08/25/24	[1]	264,981	265,503

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 144

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		$497,714	$495,699
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A5
5.09%	03/25/19		550,000	558,841
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		795,000	814,029
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		295,025	296,774
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		82,431	82,687
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class A1
2.34%	02/25/21		565,473	563,341
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
2.02%	09/25/21	[1]	250,695	250,966
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
1.97%	01/25/22	[1]	432,177	432,685
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	05/25/22	[1]	537,146	537,965
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	07/25/22	[1]	490,804	491,731
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	08/01/57	[1]	638,792	639,925
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1
(LIBOR USD 1-Month plus 0.22%)
1.89%	07/25/20	[1]	625,000	625,012

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG2
(LIBOR USD 1-Month plus 0.20%)
1.87%	10/25/19	[1]	$625,000	$625,139
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	08/25/23	[1]	666,860	667,509
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		855,000	871,411
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative
Average plus 0.74%)
2.02%	10/25/21	[1]	542,991	543,387
FREMF Multifamily Aggregation Risk
Transfer Trust, Series 2017-KT01, Class A (LIBOR USD 1-Month plus 0.32%)
2.18%	02/25/20	[1]	700,000	701,576
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.41%	03/09/21	[1]	429,590	428,720

				11,026,231

U.S. Agency Mortgage-Backed — 24.44%
Fannie Mae Pool 111643
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year plus 1.57%)
2.65%	09/01/20	[1]	1,383	1,379
Fannie Mae Pool 254548
5.50%	12/01/32		150,660	165,323
Fannie Mae Pool 468769
3.42%	09/01/18		1,065,088	1,065,754
Fannie Mae Pool 523829
8.00%	11/01/19		17,020	17,291
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.64%)
3.39%	11/01/32	[1]	21,653	22,637
Fannie Mae Pool 555424
5.50%	05/01/33		98,063	107,290
Fannie Mae Pool 567002
8.00%	05/01/23		29,036	31,138
Fannie Mae Pool 655133
7.00%	08/01/32		22,844	25,240

See accompanying notes to Schedule of Portfolio Investments.

145 / Annual Report March 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 655151
7.00%	08/01/32		$15,056	$15,769
Fannie Mae Pool 762525
6.50%	11/01/33		27,864	30,171
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.30%	04/01/34	[1]	177,553	181,216
Fannie Mae Pool 893489
(LIBOR USD 12-Month plus 1.62%)
3.37%	09/01/36	[1]	30,816	32,123
Fannie Mae Pool AD0538
6.00%	05/01/24		79,720	84,494
Fannie Mae Pool AE0443
6.50%	10/01/39		113,688	127,089
Fannie Mae Pool AL0851
6.00%	10/01/40		101,425	113,303
Fannie Mae Pool AM7028
(LIBOR USD 1-Month plus 0.24%)
1.91%	10/01/19	[1]	1,040,000	1,040,072
Fannie Mae REMICS, Series 1993-80,
Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.59%	05/25/23	[1]	1,173	1,298
Fannie Mae REMICS, Series 2001-42,
Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[1]	1,817	2,128
Fannie Mae REMICS, Series 2001-60,
Class OF
(LIBOR USD 1-Month plus 0.95%)
2.82%	10/25/31	[1]	139,464	142,396
Fannie Mae REMICS, Series 2002-30,
Class FB
(LIBOR USD 1-Month plus 1.00%)
2.87%	08/25/31	[1]	176,666	180,283
Fannie Mae REMICS, Series 2003-117,
Class XF
(LIBOR USD 1-Month plus 0.35%)
2.22%	08/25/33	[1]	17,596	17,597
Fannie Mae REMICS, Series 2003-124,
Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	21,098	24,529
Fannie Mae REMICS, Series 2003-134,
Class FC
(LIBOR USD 1-Month plus 0.60%)
2.47%	12/25/32	[1]	567,178	574,261
Fannie Mae REMICS, Series 2003-29, Class F

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.50%)
2.37%	12/25/32	[1]	$15,317	$15,317
Fannie Mae REMICS, Series 2003-64,
Class KS
(-1.29 X LIBOR USD 1-Month plus 9.64%, 9.64% Cap)
7.22%	07/25/18	[1]	1,604	1,608
Fannie Mae REMICS, Series 2004-38, Class FT
(LIBOR USD 1-Month plus 0.43%)
2.30%	10/25/33	[1]	105,785	105,785
Fannie Mae REMICS, Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
2.32%	04/25/34	[1]	536,040	536,678
Fannie Mae REMICS, Series 2004-79, Class F
(LIBOR USD 1-Month plus 0.30%)
2.17%	08/25/32	[1]	75,052	75,072
Fannie Mae REMICS, Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00%	12/25/34	[1]	10,049	10,556
Fannie Mae REMICS, Series 2005-114, Class PF
(LIBOR USD 1-Month plus 0.38%)
2.25%	08/25/35	[1]	752,364	753,417
Fannie Mae REMICS, Series 2005-57, Class EG
(LIBOR USD 1-Month plus 0.30%)
2.17%	03/25/35	[1]	57,253	57,224
Fannie Mae REMICS, Series 2006-56, Class FD
(LIBOR USD 1-Month plus 0.25%)
2.12%	07/25/36	[1]	50,189	50,179
Fannie Mae REMICS, Series 2006-84, Class WF
(LIBOR USD 1-Month plus 0.30%)
2.17%	02/25/36	[1]	115,485	115,544
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.83%	07/25/37	[1]	148,966	24,414
Fannie Mae REMICS, Series 2008-47, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.37%	06/25/38	[1]	29,523	29,556
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		34,094	35,053
Fannie Mae REMICS, Series 2009-33, Class FB

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 146

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.82%)
2.69%	03/25/37	[1]	$179,600	$183,870
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.27%	10/25/40	[1]	102,423	102,686
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.36%	11/25/36	[1]	561,673	80,101
Fannie Mae REMICS, Series 2010-35, Class FL
(LIBOR USD 1-Month plus 0.45%)
2.32%	07/25/38	[1]	124,065	124,143
Fannie Mae REMICS, Series 2011-124, Class DF
(LIBOR USD 1-Month plus 0.45%)
2.32%	08/25/40	[1]	572,937	575,720
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.37%	05/25/37	[1]	234,633	235,000
Fannie Mae REMICS, Series 2011-8, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.37%	01/25/40	[1]	140,134	140,536
Fannie Mae REMICS, Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
2.37%	12/25/39	[1]	759,512	773,564
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.39%	04/25/42	[1]	757,535	765,338
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.12%	07/25/42	[1]	748,807	748,113
Fannie Mae REMICS, Series 2014-19, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.27%	11/25/39	[1]	349,393	350,840
Fannie Mae REMICS. Series 2004-92, Class FD
(LIBOR USD 1-Month plus 0.35%)
2.22%	05/25/34	[1]	726,753	728,175
Freddie Mac Gold Pool C90237
6.50%	11/01/18		3,141	3,537
Freddie Mac Gold Pool C90474
7.00%	08/01/21		17,191	17,774
Freddie Mac Gold Pool D93410

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
6.50%	04/01/19		$4,839	$4,872
Freddie Mac Gold Pool G13107
5.50%	07/01/20		26,081	26,273
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		2,820	2,998
Freddie Mac REMICS, Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
2.73%	10/15/31	[1]	77,135	78,337
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		1,424	50
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.38%	10/15/33	[1]	1,022,184	1,035,582
Freddie Mac REMICS, Series 2763, Class FC
(LIBOR USD 1-Month plus 0.35%)
2.13%	04/15/32	[1]	385,581	386,024
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35		6,964	6,995
Freddie Mac REMICS, Series 2990, Class DE
(LIBOR USD 1-Month plus 0.38%)
2.16%	11/15/34	[1]	475,298	476,895
Freddie Mac REMICS, Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
2.10%	10/15/34	[1]	445,052	445,819
Freddie Mac REMICS, Series 3066, Class PF
(LIBOR USD 1-Month plus 0.30%)
2.08%	04/15/35	[1]	812,165	813,166
Freddie Mac REMICS, Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
2.48%	08/15/35	[1]	632,922	644,054
Freddie Mac REMICS, Series 3139, Class FL
(LIBOR USD 1-Month plus 0.30%)
2.08%	01/15/36	[1]	715,509	715,919
Freddie Mac REMICS, Series 3172, Class FK
(LIBOR USD 1-Month plus 0.45%)
2.23%	08/15/33	[1]	270,762	271,116
Freddie Mac REMICS, Series 3196, Class FA

See accompanying notes to Schedule of Portfolio Investments.

147 / Annual Report March 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.35%)
2.13%	04/15/32	[1]	$629,252	$629,929
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.08%	08/15/35	[1]	589,038	587,300
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.08%	08/15/35	[1]	118,329	117,980
Freddie Mac REMICS, Series 3346, Class FA
(LIBOR USD 1-Month plus 0.23%)
2.01%	02/15/19	[1]	76	76
Freddie Mac REMICS, Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
2.53%	07/15/32	[1]	60,402	60,725
Freddie Mac REMICS, Series 3767, Class JF
(LIBOR USD 1-Month plus 0.30%)
2.08%	02/15/39	[1]	558,387	559,980
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.18%	11/15/40	[1]	314,864	315,361
Freddie Mac REMICS, Series 3806, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.18%	08/15/25	[1]	229,141	230,061
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.18%	04/15/29	[1]	96,510	96,647
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		44,877	44,875
Freddie Mac REMICS, Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
2.03%	02/15/26	[1]	392,343	392,872
Freddie Mac REMICS, Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
2.28%	07/15/41	[1]	376,331	378,607
Freddie Mac REMICS, Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
2.13%	05/15/40	[1]	951,086	952,563
Freddie Mac REMICS, Series 3946, Class FG

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.35%)
2.13%	10/15/39	[1]	$494,208	$495,248
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.18%	05/15/32	[1]	144,857	145,209
Freddie Mac Strips, Series 263, Class F5 (LIBOR USD 1-Month plus 0.50%)
2.28%	06/15/42	[1]	574,630	580,555
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/31	[1]	13,366	13,878
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/32	[1]	143,743	149,268
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/32	[1]	20,041	20,785
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	04/20/33	[1]	126,182	131,184
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.13%	12/20/23	[1]	18,863	19,288
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/25	[1]	31,313	32,168
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/42	[1]	216,084	224,634
Ginnie Mae, Series 2001-19, Class F (LIBOR USD 1-Month plus 0.50%)
2.29%	05/16/31	[1]	415,877	417,900
Ginnie Mae, Series 2001-22, Class FK (LIBOR USD 1-Month plus 0.35%)
2.14%	05/16/31	[1]	865,848	866,651
Ginnie Mae, Series 2001-51, Class FA (LIBOR USD 1-Month plus 0.50%)
2.29%	10/16/31	[1]	722,716	724,119
Ginnie Mae, Series 2002-16, Class FV (LIBOR USD 1-Month plus 0.40%)
2.19%	02/16/32	[1]	937,510	939,918
Ginnie Mae, Series 2002-20, Class FC

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 148

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.30%)
2.09%	03/16/32	[1]	$209,319	$209,536
Ginnie Mae, Series 2002-72, Class FB (LIBOR USD 1-Month plus 0.40%)
2.22%	10/20/32	[1]	196,954	197,105
Ginnie Mae, Series 2002-72, Class FC (LIBOR USD 1-Month plus 0.40%)
2.22%	10/20/32	[1]	187,844	187,988
Ginnie Mae, Series 2003-42, Class FA (LIBOR USD 1-Month plus 0.40%)
2.19%	07/16/31	[1]	911,562	916,248
Ginnie Mae, Series 2004-2, Class FW (LIBOR USD 1-Month plus 1.40%)
3.06%	01/16/34	[1]	488,470	506,411
Ginnie Mae, Series 2009-66, Class UF (LIBOR USD 1-Month plus 1.00%)
2.79%	08/16/39	[1]	188,200	193,022
Ginnie Mae, Series 2009-92, Class FC (LIBOR USD 1-Month plus 0.80%)
2.59%	10/16/39	[1]	192,777	196,299
Ginnie Mae, Series 2010-108, Class PF (LIBOR USD 1-Month plus 0.40%)
2.22%	02/20/38	[1]	9,353	9,351
Ginnie Mae, Series 2011-70, Class IL (IO) (-1.00 X LIBOR USD 1-Month plus 7.10%, 6.50% Cap)
0.60%	06/16/37	[1]	2,642,308	52,200
Ginnie Mae, Series 2012-10, Class FP (LIBOR USD 1-Month plus 0.30%)
2.12%	01/20/41	[1]	166,557	166,629
Ginnie Mae, Series 2012-13, Class KF (LIBOR USD 1-Month plus 0.30%)
2.12%	07/20/38	[1]	397,093	398,123
NCUA Guaranteed Notes, Series 2010-R1, Class A1 (LIBOR USD 1-Month plus 0.45%)
2.33%	10/07/20	[1]	585,047	587,138
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.44%	12/08/20	[1]	637,415	641,311
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.15%	03/11/20	[1]	256,666	257,251

				29,197,074

Total Mortgage-Backed (Cost $44,259,780)				44,314,889

Issues	Maturity Date	Principal Amount	Value
U.S. TREASURY SECURITIES — 23.22%
U.S. Treasury Notes — 23.22%
U.S. Treasury Notes
1.88%	12/15/20	$1,420,000	$1,401,973
2.25%	03/31/20	22,180,000	22,170,754
2.25%	02/15/21	4,180,000	4,164,488

Total U.S. Treasury Securities (Cost $27,751,283)			27,737,215

Total Bonds – 89.03% (Cost $106,423,233)			106,365,979

Issues	Maturity Date	Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 29.27%
Foreign Government Obligations — 4.72%
Japan Treasury Discount Bill, Series 745 (Japan)
0.00%[9]	06/18/18	$600,000,000	5,643,662

Money Market Funds — 12.24%
Dreyfus Government Cash Management Fund
1.54%[10]		5,924,000	5,924,000
JPMorgan U.S. Government Money Market Fund
1.53%[10]		5,864,000	5,864,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[10]		2,841,000	2,841,000

			14,629,000

U.S. Treasury Bills — 12.31%
U.S. Treasury Bills
0.87%[9]	04/05/18	10,200,000	10,198,622
1.44%[9,11]	06/14/18	26,000	25,913
1.80%[9]	07/19/18	4,500,000	4,476,521

			14,701,056
Total Short-Term Investments (Cost $34,985,475)			34,973,718

Total Investments – 118.30%
(Cost $141,408,708)			141,339,697

Liabilities in Excess of Other
Assets – (18.30)%			(21,864,440)

Net Assets – 100.00%			$119,475,257

See accompanying notes to Schedule of Portfolio Investments.

149 / Annual Report March 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2018

[1]	Floating rate security. The rate disclosed was in effect at March 31, 2018.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Non-income producing security.
[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $31,324, which is 0.03% of total net assets.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of March 31, 2018.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $25,913.
†	Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
JPY 610,000,000	USD 5,766,204	Goldman Sachs International	06/04/18	$ 5,328
USD 5,738,109	JPY 610,000,000	Goldman Sachs International	06/04/18	22,767
USD 5,697,465	JPY 600,000,000	Goldman Sachs International	06/18/18	25,446

NET UNREALIZED APPRECIATION				$53,541

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	38	06/29/18	$8,079,156	$5,269	$5,269

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 150

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
BONDS – 97.18%
ASSET-BACKED SECURITIES — 15.22%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[1]	$431,346	$492,106
Access Group, Inc., Series 2015-1, Class A (LIBOR USD 1-Month plus 0.70%)
2.57%	07/25/56	[1,2]	5,108,480	5,150,973
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
2.84%	07/20/26	[1,2,3]	2,900,000	2,903,779
ARES XXIX CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
2.91%	04/17/26	[1,2,3]	8,675,000	8,685,115
Babson CLO, Inc., Series 2004-3A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.32%)
3.04%	01/15/26	[1,2,3]	6,400,000	6,408,109
Babson CLO, Inc., Series 2044-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.89%	07/20/25	[1,2,3]	7,165,000	7,174,293
Ballyrock CLO LLC, Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.89%	10/20/26	[1,2,3]	7,995,000	8,004,482
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.24%	01/25/35	[1,2]	841,289	831,609
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.17%	04/25/35	[1,2]	1,492,018	1,453,577
BlueMountain CLO Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
2.67%	07/20/26	[1,2,3]	2,100,000	2,102,224
BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.05%	04/13/27	[1,2,3]	6,250,000	6,289,350
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
2.49%	06/25/26	[2]	95,039	94,001
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
(LIBOR USD 3-Month plus 0.01%)
2.30%	12/26/24	[2]	9,575	9,590

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.74%	02/25/30	[2]	$73,520	$74,184
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.38%	03/25/42	[1,2]	3,238,473	3,068,713
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.59%	06/25/42	[1,2]	2,894,660	2,621,095
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.66%	11/15/28	[1,2,3]	7,500,000	7,506,937
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.62%	10/15/27	[1,2,3]	9,500,000	9,515,495
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.92%	07/15/26	[1,2,3]	8,000,000	8,008,688
Edsouth Indenture No. 3 LLC, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
2.60%	04/25/39	[1,2]	193,108	193,160
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.67%	04/26/32	[1,2]	3,465,000	3,406,499
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.92%	03/25/36	[2]	105,361	105,900
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.22%	03/25/36	[1,2]	6,400,000	6,518,791
Flagship CLO VIII Ltd., Series 2014-8A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
2.97%	01/16/26	[1,2,3]	7,945,000	7,954,510
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.52%	08/27/46	[1,2]	2,869,036	2,828,749
GE Business Loan Trust, Series 2005-1A, Class A3
(LIBOR USD 1-Month plus 0.25%)

See accompanying notes to Schedule of Portfolio Investments.

151 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
2.03%	06/15/33	[1,2]	$2,254,924	$2,215,707
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	1,608,667	1,572,350
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.39%	08/25/42	[2]	520,093	484,244
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.99%	05/25/34	[1,2]	1,686,424	1,699,963
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%	08/16/60	[1]	3,951,629	4,053,877
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
2.94%	10/20/26	[1,2,3]	8,000,000	8,009,688
Mill Creek II CLO Ltd., Series 2016-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
3.49%	04/20/28	[1,2,3]	5,750,000	5,795,793
Navient Student Loan Trust, Series 2014-1, Class A4
(LIBOR USD 1-Month plus 0.75%)
2.62%	02/25/39	[2]	3,840,000	3,802,435
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.47%	05/27/49	[2]	6,120,000	6,127,664
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.47%	04/25/40	[2]	9,370,000	9,402,133
Navient Student Loan Trust, Series 2015-1, Class B
(LIBOR USD 1-Month plus 1.50%)
3.37%	07/25/52	[2]	5,000,000	5,129,957
Navient Student Loan Trust, Series 2016-2, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.37%	06/25/65	[1,2]	11,200,000	11,709,398
Navient Student Loan Trust, Series 2017-1A, Class A3
(LIBOR USD 1-Month plus 1.15%)
3.02%	07/26/66	[1,2]	16,200,000	16,669,366
Navient Student Loan Trust, Series 2017-3A, Class A3
(LIBOR USD 1-Month plus 1.05%)
2.92%	07/26/66	[1,2]	18,400,000	18,851,183

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
1.95%	01/25/38	[2]	$4,426,380	$4,120,505
Nelnet Student Loan Trust, Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
2.01%	05/27/25	[2]	2,650,898	2,639,538
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.47%	10/27/36	[1,2]	151,172	151,943
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.82%	11/25/48	[1,2]	1,865,000	1,884,829
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.46%	04/25/46	[1,2]	2,891,643	2,893,141
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.52%	06/25/54	[1,2]	11,000,000	11,007,274
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
2.51%	01/29/46	[2]	135,000	133,711
PHEAA Student Loan Trust, Series 2013-3A, Class A
(LIBOR USD 1-Month plus 0.75%)
2.62%	11/25/42	[1,2]	4,536,505	4,552,512
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
2.66%	10/28/43	[1,2]	126,473	125,033
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.98%	03/28/46	[1,2]	132,573	133,723
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.98%	07/01/42	[1,2]	200,000	159,261
SLC Student Loan Trust I, Series 2005-3, Class A4
(LIBOR USD 3-Month plus 0.15%)
2.27%	12/15/39	[2]	13,800,000	13,189,195
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.13%	08/15/31	[2]	674,287	645,278

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 152

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2005-2, Class A4
(LIBOR USD 3-Month plus 0.16%)
2.28%	12/15/39	[2]	$12,000,000	$11,504,936
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.28%	03/15/55	[2]	13,120,000	12,607,102
SLC Student Loan Trust, Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.90%	05/15/29	[2]	12,399,418	12,286,684
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.72%	12/15/32	[2]	4,229,909	4,397,286
SLM Student Loan Trust I, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.59%	12/15/27	[1,2]	12,231,727	12,263,229
SLM Student Loan Trust I, Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
2.71%	03/15/38	[2]	5,938,533	5,699,814
SLM Student Loan Trust I, Series 2014-2, Class A3
(LIBOR USD 1-Month plus 0.59%)
2.46%	03/25/55	[2]	14,913,220	15,014,544
SLM Student Loan Trust, Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
2.87%	03/15/33	[1,2]	2,887,962	2,867,293
SLM Student Loan Trust, Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
2.69%	09/15/39	[2]	4,199,778	4,048,816
SLM Student Loan Trust, Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
2.12%	01/25/40	[2]	11,817,314	11,152,492
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.22%	07/25/39	[2]	718,768	687,974
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.92%	01/25/41	[2]	13,800,000	13,465,865
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.91%	01/25/41	[2]	1,800,000	1,753,149

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
1.92%	07/25/25	[2]	$12,800,000	$11,841,634
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
1.81%	01/25/22	[2]	215,000	209,949
SLM Student Loan Trust, Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
1.90%	01/25/28	[2]	12,800,000	11,808,778
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.13%	10/25/24	[2]	12,632,727	12,644,692
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
2.50%	10/27/70	[2]	2,195,000	2,110,793
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
2.50%	04/25/23	[2]	18,546,746	18,494,483
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	01/25/83	[2]	1,000,000	986,526
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.95%	04/26/83	[2]	710,000	702,562
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.40%	07/25/22	[2]	1,663,996	1,703,436
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	04/25/73	[2]	710,000	728,988
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.45%	07/25/23	[2]	14,795,883	15,193,256
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/25/73	[2]	7,315,000	7,563,707
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[2]	710,000	732,092

See accompanying notes to Schedule of Portfolio Investments.

153 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.60%	07/26/83	[2]	$820,000	$843,822
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.25%	04/25/23	[2]	3,210,000	3,291,630
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/75	[2]	735,000	778,730
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.25%	04/25/23	[2]	5,144,559	5,254,970
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.00%	10/25/83	[2]	7,235,000	7,654,005
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.62%	01/25/45	[1,2]	10,249,684	10,235,013
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.02%	10/25/34	[2]	2,680,000	2,745,754
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
3.07%	10/25/34	[2]	4,035,000	4,162,286
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.82%	09/25/28	[2]	1,150,511	1,157,434
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.57%	01/25/29	[2]	1,672,460	1,669,400
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.52%	05/26/26	[2]	4,355,483	4,327,354
SLM Student Loan Trust, Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
3.67%	09/25/43	[2]	2,200,000	2,208,175
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.42%	06/25/43	[2]	1,626,726	1,630,993

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.47%	02/26/29[2]	$1,612,357	$1,606,614
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/461,†	1,942,004	2,200,873
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36[1]	1,305,226	1,490,053
Upland CLO Ltd., Series 2016-1A, Class A1A (Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
3.34%	04/20/28[1,2,3]	3,575,000	3,585,771
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
2.47%	07/25/26[1,2,3]	3,560,000	3,562,360
Voya CLO Ltd., Series 2015-2A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
3.14%	07/23/27[1,2,3]	8,440,000	8,463,320

Total Asset-Backed Securities (Cost $487,119,056)			497,900,267

BANK LOANS — 0.73%*

Consumer Discretionary — 0.02%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.63%	02/05/23[2]	812,651	817,620

Electric — 0.10%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.63%	12/31/20[2,4,5]	2,812,857	2,427,496
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.88%	04/05/23[2,4,5]	718,675	648,245
Vistra Energy Co. LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23[2]	115,863	116,763
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.50%)
4.38%	08/04/23[2]	20,584	20,744

			3,213,248

Finance — 0.08%
Delos Finance SARL, Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 154

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
(LIBOR plus 1.75%)
4.05%	10/06/23[2]	$2,652,629	$2,668,107

Industrials — 0.08%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.06%	03/02/20[2,4,5]	2,709,431	2,706,898

Information Technology — 0.32%
Dell International LLC, Term Loan A3, 1st Lien (LIBOR plus 1.50%)
3.38%	12/31/18[2]	4,049,655	4,051,113
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.25%)
4.12%	04/26/24[2]	3,075,353	3,083,242
Quintiles IMS, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.30%	03/07/24[2]	1,496,212	1,506,686
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
2.50%	02/28/25[2]	1,271,727	1,279,345
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.22%	02/28/25[2]	453,667	456,384

			10,376,770

Real Estate Investment Trust (REIT) — 0.06%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.65%	08/03/20[2]	1,865,000	1,855,675

Retail — 0.01%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.13%	02/16/24[2,3]	300,803	301,367
4.55%	02/16/24[2,3]	194,187	194,551

			495,918

Services — 0.06%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP-reset date 03/15/18) (Bermuda)
4.88%	01/15/383,†	1,862,043	1,873,723

Total Bank Loans (Cost $24,417,901)			24,007,959

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 33.90%*
Automotive — 0.19%
General Motors Co.
3.50%	10/02/18		$5,710,000	$5,719,062
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23	[3]	500,000	491,875

				6,210,937

Banking — 6.08%
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Peru)
5.50%	11/18/20	[3]	950,000	998,260
Banco Internacional del Peru SAA Interbank, Series REGS (Peru)
6.63%	03/19/29	[3,6]	250,000	274,075
Banco Nacional de Comercio Exterior SNC/Cayman Islands (Mexico)
3.80%	08/11/26	[1,3,6]	2,000,000	1,971,000
Bank of America Corp.
2.74%	01/23/22	[6]	10,270,000	10,129,657
3.42%	12/20/28	[1,6]	583,000	559,137
3.71%	04/24/28	[6]	10,760,000	10,601,532
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	6,175,000	6,075,295
3.59%	07/21/28	[6]	7,310,000	7,080,894
Bank of America Corp. (MTN)
3.09%	10/01/25	[6]	5,605,000	5,393,287
3.82%	01/20/28	[6]	1,985,000	1,963,252
4.00%	04/01/24		649,000	663,714
Discover Bank
2.60%	11/13/18		10,870,000	10,854,815
Global Bank Corp. (Panama)
4.50%	10/20/21	[1,3]	540,000	545,184
Grupo Aval Ltd., Series REGS (Colombia)
4.75%	09/26/22	[3]	500,000	502,500
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[1,3]	6,425,000	6,458,127
JPMorgan Chase & Co.
2.55%	10/29/20		657,000	647,948
3.22%	03/01/25	[6]	13,070,000	12,747,857
3.54%	05/01/28	[6]	7,499,000	7,345,068
3.90%	07/15/25		3,864,000	3,903,094
6.30%	04/23/19		4,925,000	5,105,851
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[6]	10,835,000	10,786,503
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.29%)
2.06%	02/01/21	[2]	9,000,000	9,006,048
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,6]	5,780,000	5,583,414

See accompanying notes to Schedule of Portfolio Investments.

155 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
PNC Bank N.A. (BKNT)
1.45%	07/29/19		$4,000,000	$3,930,350
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	1,300,000	1,274,137
3.37%	01/05/24	[3,6]	3,000,000	2,944,391
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	3,000,000	2,991,053
3.05%	08/23/18	[3]	425,000	425,942
5.00%	11/07/23	[1,3]	3,100,000	3,216,334
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.30%	05/28/19	[1,2,3]	3,000,000	3,000,687
UBS AG/Stamford CT (GMTN) ( Switzerland)
2.38%	08/14/19	[3]	5,000,000	4,965,900
Wells Fargo & Co.
3.00%	04/22/26		16,985,000	15,949,008
3.00%	10/23/26		6,435,000	6,032,806
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	10,490,000	10,253,157
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		10,000,000	9,898,819
2.40%	01/15/20		15,000,000	14,874,247

				198,953,343

Communications — 3.54%
Altice U.S. Finance I Corp.
5.38%	07/15/23	[1]	376,000	381,828
5.50%	05/15/26	[1]	2,000,000	1,960,000
AMC Networks, Inc.
4.75%	08/01/25		1,750,000	1,684,375
AT&T, Inc.
3.40%	05/15/25		4,000,000	3,852,670
4.30%	02/15/30	[1]	4,700,000	4,670,308
4.35%	06/15/45		4,300,000	3,922,674
4.80%	06/15/44		5,322,000	5,222,146
5.15%	11/15/46	[1]	3,900,000	4,000,777
5.25%	03/01/37		3,620,000	3,837,988
CBS Corp.
3.70%	06/01/28	[1]	3,000,000	2,869,782
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.00%	02/01/28	[1]	4,381,000	4,134,569
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[1]	225,000	225,844
6.38%	09/15/20	[1]	562,000	570,781

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20		$1,250,000	$1,254,184
6.48%	10/23/45		5,640,000	6,238,686
CSC Holdings LLC
5.38%	02/01/28	[1]	4,250,000	4,025,133
8.63%	02/15/19		700,000	731,969
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	5,057,000	4,083,527
9.75%	07/15/25	[1,3]	800,000	749,000
Level 3 Financing, Inc.
5.13%	05/01/23		1,178,000	1,158,857
5.38%	01/15/24		37,000	36,145
5.63%	02/01/23		1,190,000	1,194,105
Qwest Corp.
6.75%	12/01/21		2,235,000	2,404,022
Sirius XM Radio, Inc.
3.88%	08/01/22	[1]	1,379,000	1,329,701
Softbank Group Corp. (Japan)
4.50%	04/15/20	[1,3]	3,600,000	3,684,780
Sprint Communications, Inc.
9.00%	11/15/18	[1]	2,940,000	3,048,413
Sprint Corp.
7.63%	03/01/26		1,500,000	1,470,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[1]	8,321,250	8,269,242
4.74%	03/20/25	[1]	6,625,000	6,666,406
Time Warner Cable LLC
6.75%	07/01/18		3,606,000	3,640,207
Time Warner, Inc.
3.80%	02/15/27		2,520,000	2,442,413
T-Mobile USA, Inc.
4.50%	02/01/26		690,000	661,537
4.75%	02/01/28		2,481,000	2,388,087
Verizon Communications, Inc.
4.50%	08/10/33		5,430,000	5,508,504
4.52%	09/15/48		4,090,000	3,956,860
4.86%	08/21/46		5,270,000	5,320,350
5.01%	04/15/49		2,810,000	2,904,222
Viacom, Inc.
3.45%	10/04/26		2,500,000	2,367,166
Virgin Media Secured Finance PLC
(United Kingdom)
5.25%	01/15/26	[1,3]	840,000	811,650
5.50%	08/15/26	[1,3]	2,260,000	2,206,325

				115,885,233

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 156

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 1.69%
Altria Group, Inc.
9.70%	11/10/18		$3,697,000	$3,850,420
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		2,000,000	1,983,877
4.90%	02/01/46		3,370,000	3,627,537
BAT Capital Corp.
2.30%	08/14/20	[1]	6,000,000	5,886,053
BAT International Finance PLC
(United Kingdom)
1.85%	06/15/18	[1,3]	11,600,000	11,583,839
Central Garden & Pet Co.
5.13%	02/01/28		2,523,000	2,396,976
6.13%	11/15/23		1,500,000	1,573,125
Constellation Brands, Inc.
2.00%	11/07/19		10,000,000	9,866,180
First Quality Finance Co., Inc.
4.63%	05/15/21	[1]	971,000	971,000
5.00%	07/01/25	[1]	2,334,000	2,240,640
High Ridge Brands Co.
8.88%	03/15/25	[1]	2,175,000	1,935,750
Molson Coors Brewing Co.
1.45%	07/15/19		3,196,000	3,147,523
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20		3,202,901	3,242,937
Suntory Holdings Ltd. (Japan)
2.55%	09/29/19	[1,3]	3,015,000	3,003,245

				55,309,102

Electric — 2.45%
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22	[3]	250,000	260,225
Alabama Power Capital Trust V
5.41%	10/01/42	[6]	1,300,000	1,295,465
Cleco Power LLC
6.00%	12/01/40		1,575,000	1,868,398
Dominion Resources, Inc.
5.75%	10/01/54	[6]	2,875,000	3,044,625
Dominion Resources, Inc., Series A
1.88%	01/15/19		4,400,000	4,369,009
Duke Energy Carolinas LLC
3.70%	12/01/47		2,070,000	2,000,829
Duke Energy Progress LLC
3.25%	08/15/25		3,000,000	2,988,456
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[1]	4,641,000	4,972,372
Entergy Corp.
4.00%	07/15/22		2,000,000	2,037,086

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Louisiana LLC
6.50%	09/01/18		$5,000,000	$5,076,507
Eskom Holdings SOC Ltd., Series REGS (South Africa)
7.13%	02/11/25	[3]	1,000,000	1,024,000
ITC Holdings Corp.
3.65%	06/15/24		1,426,000	1,428,112
Kansas City Power & Light Co.
3.15%	03/15/23		6,250,000	6,178,361
Metropolitan Edison Co.
4.00%	04/15/25	[1]	3,000,000	3,042,654
7.70%	01/15/19		7,230,000	7,493,273
MidAmerican Energy Co.
4.25%	05/01/46		3,310,000	3,498,713
NextEra Energy Operating Partners LP
4.50%	09/15/27	[1]	4,000,000	3,800,000
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,016,048
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[1,3]	1,650,000	1,712,205
Public Service Co. of New Mexico
3.85%	08/01/25		3,500,000	3,540,175
5.35%	10/01/21		50,000	53,012
Public Service Electric & Gas Co., Series CC
9.25%	06/01/21		7,920,000	9,261,672
Southern Co. Gas Capital Corp.
3.25%	06/15/26		3,350,000	3,228,139
Southwestern Electric Power Co.
3.55%	02/15/22		3,000,000	3,051,532
6.45%	01/15/19		3,885,000	3,992,956

				80,233,824

Energy — 2.44%
Antero Resources Corp.
5.13%	12/01/22		400,000	405,500
Centennial Resource Production LLC
5.38%	01/15/26	[1]	1,100,000	1,082,125
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		700,000	697,375
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[1]	990,000	978,863
Diamondback Energy, Inc.
5.38%	05/31/25		900,000	915,750
Enbridge Energy Partners LP
5.88%	10/15/25		2,500,000	2,761,317
Energy Transfer Equity LP
5.50%	06/01/27		500,000	501,875
5.88%	01/15/24		1,000,000	1,036,250

See accompanying notes to Schedule of Portfolio Investments.

157 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Energy Transfer Partners LP
5.15%	03/15/45		$6,556,000	$5,993,528
Ensco PLC (United Kingdom)
7.75%	02/01/26	[3]	1,200,000	1,104,000
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[1]	1,375,000	1,450,263
Gulfport Energy Corp.
6.38%	05/15/25		315,000	302,794
Hess Corp.
7.88%	10/01/29		1,855,000	2,296,867
Kinder Morgan Energy Partners LP
5.80%	03/15/35		240,000	257,816
Kinder Morgan, Inc.
5.30%	12/01/34		1,000,000	1,028,546
5.63%	11/15/23	[1]	3,572,000	3,826,229
Lukoil International Finance BV, Series
REGS (Netherlands)
4.56%	04/24/23	[3]	600,000	605,760
Newfield Exploration Co.
5.63%	07/01/24		1,816,000	1,920,420
5.75%	01/30/22		600,000	630,000
Noble Energy, Inc.
3.90%	11/15/24		934,000	942,229
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[1]	900,000	896,625
5.38%	01/15/25	[1]	400,000	401,000
5.63%	10/15/27	[1]	450,000	448,875
Petrobras Global Finance BV (Netherlands)
4.38%	05/20/23	[3]	360,000	354,168
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[3]	500,000	487,950
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[3]	75,000	73,174
5.38%	03/13/22	[3]	4,250,000	4,428,500
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		6,250,000	6,292,969
Rockies Express Pipeline LLC
5.63%	04/15/20	[1]	1,950,000	2,028,019
6.00%	01/15/19	[1]	1,500,000	1,528,125
Ruby Pipeline LLC
6.00%	04/01/22	[1]	6,486,742	6,767,752
Sabine Pass Liquefaction LLC
5.63%	03/01/25		3,000,000	3,227,813
Spectra Energy Partners LP
4.60%	06/15/21		3,810,000	3,933,910
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		5,000,000	4,760,594

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
TC PipeLines LP
4.38%	03/13/25		$3,000,000	$3,030,505
4.65%	06/15/21		2,300,000	2,375,727
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		2,050,000	2,065,375
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	2,354,400	2,404,431
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26	[1]	1,709,000	1,738,907
Williams Partners LP
3.60%	03/15/22		1,354,000	1,349,102
6.30%	04/15/40		2,000,000	2,301,534

				79,632,562

Finance — 5.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	[3]	1,500,000	1,505,123
Air Lease Corp.
2.50%	03/01/21		8,150,000	7,987,550
Alta Wind Holdings LLC
7.00%	06/30/35	[1,4,5]	1,905,892	2,155,066
American Express Credit Corp. (MTN)
2.20%	03/03/20		5,000,000	4,931,390
Citigroup, Inc.
2.05%	12/07/18		5,000,000	4,979,693
2.50%	09/26/18		14,000,000	14,000,315
2.55%	04/08/19		3,150,000	3,142,615
3.14%	01/24/23	[6]	5,000,000	4,944,043
3.67%	07/24/28	[6]	3,500,000	3,413,142
6.13%	05/15/18		11,705,000	11,750,421
8.50%	05/22/19		3,050,000	3,243,427
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23	[3]	1,000,000	982,500
Ford Motor Credit Co. LLC
2.02%	05/03/19		515,000	509,580
5.00%	05/15/18		2,000,000	2,005,349
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		5,000,000	5,000,150
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[3]	4,462,000	4,369,743
General Motors Financial Co., Inc.
2.40%	05/09/19		2,500,000	2,488,071
3.10%	01/15/19		4,000,000	4,003,174
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		4,475,000	4,656,031

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 158

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		$10,000,000	$9,938,070
2.63%	01/31/19		10,000,000	9,993,873
2.90%	07/19/18		1,000,000	1,001,495
3.27%	09/29/25	[6]	5,650,000	5,443,420
3.81%	04/23/29	[6]	6,160,000	6,045,984
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		9,710,000	9,766,143
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20	[1,3]	146,705	150,423
International Lease Finance Corp.
6.25%	05/15/19		3,000,000	3,103,808
7.13%	09/01/18	[1]	9,072,000	9,210,348
Midas Intermediate Holdco II LLC/ Midas Intermediate Holdco II Finance, Inc.
7.88%	10/01/22	[1]	2,200,000	2,216,500
Morgan Stanley
3.63%	01/20/27		2,725,000	2,670,248
(LIBOR USD 3-Month plus 0.93%)
2.67%	07/22/22	[2]	10,000,000	10,042,605
Morgan Stanley (GMTN)
5.50%	07/24/20		3,000,000	3,152,932
7.30%	05/13/19		2,740,000	2,871,883
(LIBOR USD 3-Month plus 0.55%)
2.29%	02/10/21	[2]	10,000,000	10,008,200
(LIBOR USD 3-Month plus 1.38%)
3.15%	02/01/19	[2]	4,000,000	4,039,432
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,077,695
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
2.63%	02/14/20	[2]	2,025,000	2,031,402

				179,831,844

Food — 0.85%
Kraft Heinz Foods Co.
3.00%	06/01/26		3,478,000	3,216,040
5.20%	07/15/45		5,500,000	5,621,291
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	6,700,000	6,561,675
Pilgrim’s Pride Corp.
5.88%	09/30/27	[1]	1,500,000	1,417,200
Post Holdings, Inc.
5.00%	08/15/26	[1]	3,532,000	3,373,060
5.63%	01/15/28	[1]	329,000	315,429
Tyson Foods, Inc.
2.65%	08/15/19		5,000,000	4,999,307
(LIBOR USD 3-Month plus 0.45%)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
2.34%	08/21/20	[2]	$2,185,000	$2,186,042

				27,690,044

Gaming — 0.15%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[1]	1,735,000	1,678,613
Sugarhouse HSP Gaming Prop Mezz LP/
Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[1]	2,101,000	2,006,455
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.25%	05/15/27	[1]	1,260,000	1,241,100

				4,926,168

Health Care — 4.42%
Abbott Laboratories
2.35%	11/22/19		3,780,000	3,749,333
3.75%	11/30/26		2,235,000	2,221,955
AbbVie, Inc.
4.30%	05/14/36		1,000,000	1,003,220
Aetna, Inc.
2.80%	06/15/23		1,577,000	1,513,357
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[3]	4,306,000	4,236,540
4.55%	03/15/35	[3]	1,500,000	1,472,760
Amgen, Inc.
4.40%	05/01/45		1,880,000	1,884,746
4.66%	06/15/51		2,000,000	2,067,962
Anthem, Inc.
2.50%	11/21/20		4,605,000	4,530,167
3.50%	08/15/24		8,171,000	8,023,216
3.65%	12/01/27		3,865,000	3,736,419
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[3]	736,000	707,185
3.38%	11/16/25	[3]	3,640,000	3,585,910
Bayer U.S. Finance LLC
2.38%	10/08/19	[1]	6,700,000	6,653,241
Becton Dickinson and Co.
2.13%	06/06/19		2,920,000	2,887,770
Biogen, Inc.
5.20%	09/15/45		3,423,000	3,758,468
Celgene Corp.
2.75%	02/15/23		5,780,000	5,554,415
2.88%	08/15/20		4,300,000	4,285,405
5.00%	08/15/45		3,250,000	3,409,547
Centene Corp.
4.75%	01/15/25		4,225,000	4,129,937
CHS/Community Health Systems, Inc.
6.25%	03/31/23		2,100,000	1,945,125

See accompanying notes to Schedule of Portfolio Investments.

159 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Cigna Corp.
3.05%	10/15/27		$5,570,000	$5,091,838
CVS Health Corp.
2.25%	12/05/18		5,000,000	4,979,187
2.25%	08/12/19		5,000,000	4,951,629
5.05%	03/25/48		2,500,000	2,639,759
DaVita, Inc.
5.13%	07/15/24		1,218,000	1,191,356
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[1]	1,015,000	1,028,528
5.63%	07/31/19	[1]	6,446,000	6,654,141
6.50%	09/15/18	[1]	4,591,000	4,660,432
Gilead Sciences, Inc.
4.15%	03/01/47		3,155,000	3,097,017
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,825,576
HCA, Inc.
5.00%	03/15/24		2,250,000	2,278,125
6.50%	02/15/20		2,175,000	2,283,750
Hologic, Inc.
4.63%	02/01/28	[1]	1,000,000	958,750
Humana, Inc.
2.90%	12/15/22		5,475,000	5,356,896
Molina Healthcare, Inc.
4.88%	06/15/25	[1]	442,000	414,375
5.38%	11/15/22		879,000	872,407
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	5,686,000	5,594,166
2.40%	09/23/21	[3]	6,225,000	6,015,324
Surgery Center Holdings, Inc.
6.75%	07/01/25	[1]	1,137,000	1,108,575
Tenet Healthcare Corp.
4.50%	04/01/21		2,250,000	2,238,750
4.63%	07/15/24	[1]	1,757,000	1,695,505
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[3]	2,015,000	1,949,513
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%	04/15/25	[1,3]	6,056,000	5,238,440
WellCare Health Plans, Inc.
5.25%	04/01/25		1,128,000	1,135,050

				144,615,767

Industrials — 0.97%
Amcor Finance USA, Inc.
3.63%	04/28/26	[1]	2,125,000	2,043,559

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[1,3]	$1,000,000	$1,000,000
4.63%	05/15/23	[1,3]	1,100,000	1,106,930
Ball Corp.
4.88%	03/15/26		1,000,000	1,005,100
Clean Harbors, Inc.
5.13%	06/01/21		3,000,000	3,045,000
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		3,000,000	2,782,500
General Electric Co. (GMTN)
2.20%	01/09/20		2,030,000	1,999,470
General Electric Co. (MTN)
4.65%	10/17/21		70,000	73,182
(LIBOR USD 3-Month plus 0.48%)
2.32%	08/15/36	[2]	4,085,000	3,477,193
Graphic Packaging International LLC
4.88%	11/15/22		500,000	511,875
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[1,3]	700,000	739,609
Itron, Inc.
5.00%	01/15/26	[1]	2,000,000	1,975,600
L3 Technologies, Inc.
4.75%	07/15/20		3,434,000	3,555,024
5.20%	10/15/19		5,335,000	5,497,467
Northrop Grumman Corp.
3.25%	01/15/28		690,000	659,991
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	661,000	631,255
Tennant Co.
5.63%	05/01/25		90,000	91,800
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,3]	1,450,000	1,445,433

				31,640,988

Information Technology — 0.44%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		8,297,000	8,184,854
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[1]	1,082,000	1,074,886
Dell International LLC/EMC Corp.
3.48%	06/01/19	[1]	1,203,000	1,208,783
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	400,000	397,687
4.13%	06/01/21	[1,3]	800,000	810,000

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 160

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Quintiles IMS, Inc.
5.00%	10/15/26	[1]	$500,000	$499,400
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[1]	2,050,000	2,009,000

				14,184,610

Insurance — 0.62%
Farmers Exchange Capital
7.20%	07/15/48	[1]	150,000	187,987
Farmers Exchange Capital II
6.15%	11/01/53	[1,6]	2,500,000	2,749,801
Farmers Insurance Exchange
4.75%	11/01/57	[1,6]	3,800,000	3,652,750
8.63%	05/01/24	[1]	942,000	1,164,453
MetLife, Inc.
6.40%	12/15/36		4,914,000	5,411,543
Nationwide Mutual Insurance Co.
4.41%	12/15/24	[1,6]	3,825,000	3,781,969
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[1,6]	3,425,000	3,411,774

				20,360,277

Materials — 0.60%
Axalta Coating Systems LLC
4.88%	08/15/24	[1]	2,650,000	2,673,187
Dow Chemical Co. (The)
8.55%	05/15/19		5,000,000	5,319,423
Fresnillo PLC, Series REGS
(United Kingdom)
5.50%	11/13/23	[3]	500,000	530,625
Georgia-Pacific LLC
2.54%	11/15/19	[1]	10,000,000	9,930,860
Gerdau Holdings, Inc., Series REGS
7.00%	01/20/20		457,000	483,369
Gold Fields Orogen Holdings BVI Ltd., Series REGS (British Virgin Islands)
4.88%	10/07/20	[3]	250,000	252,375
Vale Overseas Ltd. (Cayman Islands)
4.38%	01/11/22	[3]	167,000	171,225
Volcan Cia Minera SAA, Series REGS (Peru)
5.38%	02/02/22	[3]	300,000	310,125

				19,671,189

Real Estate Investment Trust (REIT) — 2.98%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,000,000	4,979,277
3.45%	04/30/25		3,040,000	2,947,049
3.90%	06/15/23		2,500,000	2,534,937
4.60%	04/01/22		1,000,000	1,041,715

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Campus Communities Operating Partnership LP
3.35%	10/01/20		$1,735,000	$1,736,681
3.63%	11/15/27		2,566,000	2,453,879
American Tower Corp.
3.00%	06/15/23		3,130,000	3,026,620
3.40%	02/15/19		10,000,000	10,052,223
AvalonBay Communities, Inc. (GMTN)
3.63%	10/01/20		1,500,000	1,520,235
Boston Properties LP
5.63%	11/15/20		1,750,000	1,854,327
5.88%	10/15/19		200,000	207,774
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		3,000,000	3,023,251
Crown Castle International Corp.
3.20%	09/01/24		5,360,000	5,133,562
Education Realty Operating Partnership LP
4.60%	12/01/24		3,240,000	3,290,228
HCP, Inc.
3.75%	02/01/19		13,255,000	13,355,943
3.88%	08/15/24		3,100,000	3,076,803
4.25%	11/15/23		945,000	971,174
Healthcare Realty Trust, Inc.
3.88%	05/01/25		2,500,000	2,469,752
Highwoods Realty LP
7.50%	04/15/18		800,000	801,192
MGM Growth Properties Operating
Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		2,000,000	2,070,000
Piedmont Operating Partnership LP
3.40%	06/01/23		5,160,000	5,044,193
Post Apartment Homes LP
3.38%	12/01/22		100,000	100,453
SBA Communications Corp.
4.00%	10/01/22	[1]	2,086,000	2,007,775
4.88%	09/01/24		740,000	728,900
SL Green Realty Corp.
4.50%	12/01/22		3,000,000	3,080,460
5.00%	08/15/18		895,000	898,912
7.75%	03/15/20		2,375,000	2,569,716
Ventas Realty LP
3.25%	10/15/26		5,000,000	4,717,467
3.75%	05/01/24		1,000,000	1,000,049
VEREIT Operating Partnership LP
3.00%	02/06/19		1,200,000	1,200,032
WEA Finance LLC/Westfield UK & Europe
Finance PLC
2.70%	09/17/19	[1]	1,500,000	1,493,196
3.25%	10/05/20	[1]	7,000,000	7,053,589

See accompanying notes to Schedule of Portfolio Investments.

161 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
4.95%	01/15/21		$1,020,000	$1,063,506

				97,504,870

Retail — 0.40%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[1,3]	2,210,000	2,128,265
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	2,355,000	2,258,445
Rite Aid Corp.
6.13%	04/01/23	[1]	1,028,000	1,039,565
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		2,000,000	1,990,754
3.80%	11/18/24		5,824,000	5,753,699

				13,170,728

Services — 0.16%
Brink’s Co. (The)
4.63%	10/15/27	[1]	1,200,000	1,116,000
Gartner, Inc.
5.13%	04/01/25	[1]	500,000	501,250
GFL Environmental, Inc. (Canada)
5.38%	03/01/23	[1,3]	1,779,000	1,752,315
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	1,731,000	1,670,415

				5,039,980

Transportation — 0.42%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,127,797	1,213,059
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		35,273	36,860
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,692,376	1,760,197
American Airlines Pass-Through Trust, Series 2015-2, Class AA
3.60%	09/22/27		2,567,413	2,546,360
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		969,858	993,522
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		910,687	947,660
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		339,756	358,035

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		$352,268	$371,522
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		23,644	25,608
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,336,572	2,504,128
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		40,793	42,138
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		959,850	1,045,353
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		986,622	1,073,582
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		626,398	665,453
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		90,857	98,867

				13,682,344

Total Corporates

(Cost $1,120,370,243)				1,108,543,810

FOREIGN GOVERNMENT OBLIGATIONS — 1.52%
Foreign Government Obligations — 1.52%
Brazilian Government International Bond
(Brazil)
6.00%	04/07/26	[3]	4,000,000	4,391,000
Chile Government International Bond (Chile)
2.25%	10/30/22	[3]	5,200,000	4,994,600
Colombia Government International Bond
(Colombia)
4.50%	01/28/26	[3]	5,100,000	5,297,625
Corp. Financiera de Desarrollo SA, Series REGS (Peru)
4.75%	07/15/25	[3]	2,000,000	2,040,000
Costa Rica Government International Bond, Series REGS (Costa Rica)
4.25%	01/26/23	[3]	3,300,000	3,203,640
Croatia Government International Bond, Series REGS (Croatia)
6.63%	07/14/20	[3]	2,300,000	2,470,225
Dominican Republic International Bond, Series REGS (Dominican Republic)
6.60%	01/28/24	[3]	3,750,000	4,084,350

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 162

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Hazine Mustesarligi Varlik Kiralama AS,
Series REGS (Turkey)
4.49%	11/25/24	[3]	$270,000	$263,563
Kazakhstan Government International Bond,
Series REGS (EMTN) (Kazakhstan)
5.13%	07/21/25	[3]	4,650,000	5,046,426
Paraguay Government International Bond,
Series REGS (Paraguay)
4.63%	01/25/23	[3]	950,000	983,250
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[1,3]	5,500,000	5,601,750
Republic of Azerbaijan International Bond, Series REGS (Azerbaijan)
4.75%	03/18/24	[3]	1,200,000	1,210,230
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.88%	09/16/23	[3]	3,600,000	3,795,840
South Africa Government International Bond
(South Africa)
4.67%	01/17/24	[3]	2,100,000	2,113,020
Turkey Government International Bond (Turkey)
5.13%	03/25/22	[3]	4,200,000	4,286,100

Total Foreign Government Obligations
(Cost $50,245,801)				49,781,619

MORTGAGE-BACKED — 45.19%**
Non-Agency Commercial
Mortgage-Backed — 8.85%
BAMLL Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[1]	4,970,000	5,191,515
Banc of America Commercial Mortgage
Trust, Series 2007-3, Class C
5.58%	06/10/49	[6]	11,800,000	12,068,574
Banc of America Commercial Mortgage
Trust, Series 2007-5, Class AJ
5.86%	02/10/51	[6]	7,032,890	7,241,696
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[1]	3,710,000	3,678,795
Bayview Commercial Asset Trust,
Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.65%)
2.30%	08/25/34	[1,2]	1,341,718	1,321,114
BBCMS Trust, Series 2013-TYSN, Class A2
3.76%	09/05/32	[1]	4,675,000	4,765,686

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[1,6]	$721,799	$724,802
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.81%	09/10/45	[1,4,5,6]	44,043,707	2,725,213
Commercial Mortgage Trust, Series 2012-CR4, Class XA
1.79%	10/15/45	[4,5,6]	49,647,878	2,984,274
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.56%	12/10/45	[4,5,6]	77,870,853	4,603,499
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[1]	2,840,000	2,987,649
Commercial Mortgage Trust, Series 2013-CR13, Class A2
3.04%	11/10/46		10,060,000	10,087,452
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		15,629,226	15,639,787
Commercial Mortgage Trust, Series 2013-LC6, Class XA (IO)
1.42%	01/10/46	[4,5,6]	39,370,281	2,156,680
Commercial Mortgage Trust, Series 2013-WWP, Class A2
3.42%	03/10/31	[1]	3,245,000	3,311,214
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[1,6]	6,275,000	6,388,421
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[1]	9,870,230	9,689,933
GS Mortgage Securities Corp. II, Series 2013-KING, Class A
2.71%	12/10/27	[1]	2,584,763	2,578,340
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.37%	08/10/43	[1,4,5,6]	42,303,768	1,093,053
GS Mortgage Securities Trust, Series 2012-ALOH, Class A
3.55%	04/10/34	[1]	6,500,000	6,609,453
GS Mortgage Securities Trust, Series 2012-GC6, Class XA (IO)
1.95%	01/10/45	[1,4,5,6]	53,335,974	3,168,274
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[1]	6,501,000	6,519,649
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%	08/15/46		12,081,545	12,100,366

See accompanying notes to Schedule of Portfolio Investments.

163 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA (IO)
0.76%	08/15/46	[4,5,6]	$114,026,186	$2,367,623
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA (IO)
1.25%	11/15/45	[4,5,6]	26,204,568	1,002,878
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%	04/15/47		12,116,198	12,160,287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-IWST, Class XA (IO)
2.11%	12/05/27	[1,4,5,6]	50,333,996	1,472,425
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A2
4.61%	06/15/43	[1]	11,955,670	12,250,491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[1]	5,781,299	5,887,266
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA
1.00%	02/15/46	[1,4,5,6]	20,840,064	492,953
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[1]	3,584,396	3,583,259
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.33%	04/15/46	[4,5,6]	14,243,806	725,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A
3.73%	01/05/31	[1]	4,240,000	4,344,813
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		605,252	606,102
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A (LIBOR USD 1-Month plus 0.25%)
2.12%	09/25/30	[1,2]	403,856	403,126
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
(LIBOR USD 1-Month plus 0.20%)
2.07%	09/25/36	[1,2]	417,920	417,869
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F
6.32%	09/12/42	[1,6]	7,160,000	7,511,891
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A
5.81%	06/12/50	[6]	1,070,758	1,075,120

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		$517,997	$516,004
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,347,013
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA (IO)
0.85%	10/15/46	[4,5,6]	47,082,303	1,152,697
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA
1.39%	02/15/46	[4,5,6]	11,751,731	637,261
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[1]	6,715,000	6,781,373
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/12/50	[1]	7,000,000	7,081,203
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[1]	8,151,000	8,414,550
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.83%	01/13/32	[1,6]	3,460,000	3,524,048
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)
0.60%	01/05/43	[1,4,5,6]	28,685,000	1,522,393
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.48%	08/15/39	[6]	955,536	957,665
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[1]	3,370,000	3,338,963
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[1]	3,314,000	3,368,159
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ
5.66%	04/15/47	[6]	13,001,061	13,281,405
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.01%	02/15/51	[6]	2,497,340	2,564,143
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[1]	21,025,000	21,717,961
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.71%	03/18/28	[1,6]	3,845,000	3,821,779
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[1]	1,052,130	1,059,810

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 164

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.75%	11/15/44	[1,4,5,6]	$22,799,817	$1,099,553
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA
1.58%	12/15/45	[1,4,5,6]	32,807,674	1,952,690
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA
1.85%	08/15/45	[1,4,5,6]	48,245,095	3,029,613
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA
1.91%	11/15/45	[1,4,5,6]	43,682,407	3,077,098
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A2
1.96%	05/15/45		76,710	76,631
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2
3.22%	09/15/46		4,756,151	4,763,385
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class A2
2.92%	12/15/46		9,500,000	9,505,121
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA
0.65%	10/15/57	[4,5,6]	95,897,301	2,941,851

				289,469,019

Non-Agency Mortgage-Backed — 24.92%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
2.43%	04/25/36	[2]	2,082,000	2,066,836
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.15%	04/25/36	[2]	5,878,009	5,765,143
ACE Securities Corp., Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.02%	08/25/36	[2]	611,697	601,550
ACE Securities Corp., Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
2.25%	03/25/37	[2]	3,220,867	1,983,259
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
3.41%	08/25/35	[6]	3,642,899	3,337,960
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.10%	09/25/35	[2]	259,059	259,335

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
3.84%	03/25/37	[6]	$4,510,890	$4,185,621
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
2.17%	05/25/37	[1,2]	6,032,000	5,669,273
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.87%	06/25/37	[2]	5,097,126	4,292,268
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.85%	12/25/34	[2]	1,974,856	1,940,602
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.17%	01/25/36	[2]	5,000,000	4,779,247
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
2.11%	07/25/36	[2]	9,754,000	9,055,747
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		1,309,068	1,348,536
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		47,649	47,183
Banc of America Funding Trust, Series 2004-B, Class 5A1
3.78%	11/20/34	[6]	518,792	508,884
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.50%	05/20/36	[6]	1,745,008	1,601,065
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
2.04%	07/20/36	[2]	2,130,580	2,137,784
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
2.11%	07/20/36	[2]	8,508,961	8,566,751
Banc of America Funding Trust, Series 2015-R3, Class 6A2
1.79%	05/27/36	[1,6]	16,938,271	15,352,209
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[1,6]	6,518,225	6,398,353
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
3.64%	12/25/35	[6]	2,653,070	2,647,026

See accompanying notes to Schedule of Portfolio Investments.

165 / Annual Report March 2018

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March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
2.05%	03/25/37	[2]	$5,755,120	$5,534,594
BCAP LLC Trust, Series 2013-RR2, Class 6A1
3.00%	06/26/37	[1,6]	26,352	26,384
BCAP LLC Trust, Series 2014-RR2, Class 6A1
(LIBOR USD 1-Month plus 0.24%)
1.86%	10/26/36	[1,2]	13,872,670	13,742,834
BCAP LLC Trust, Series 2015-RR2, Class 23A1
1.83%	03/28/37	[1,6]	531,197	532,814
Bear Stearns ALT-A Trust, Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.62%	01/25/35	[2]	14,935,000	14,817,223
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
3.53%	04/25/35	[6]	2,991,909	2,976,479
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.41%	10/25/35	[2]	12,855,171	12,613,860
Bear Stearns ARM Trust, Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.30%)
3.52%	10/25/35	[2]	4,757,950	4,871,596
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[6]	644,053	645,793
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		120,394	133,789
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
2.07%	09/25/47	[2]	12,305,944	11,780,167
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
2.12%	06/25/36	[2]	4,733,225	4,751,094
Chase Funding Trust, Series 2007-A1, Class 8A1
3.72%	02/25/37	[6]	1,566,407	1,607,744
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.41%	10/25/57	[1,2]	4,908,260	5,017,375

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.66%	10/25/57	[1,2]	$9,621,470	$9,941,920
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[1,6]	9,621,916	9,498,461
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[1,6]	17,553,865	17,536,744
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	11/25/35	[2]	90,045	72,913
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.44%	06/25/36	[6]	430,792	413,468
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.11%	08/25/36	[2]	2,192,321	2,163,373
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
2.01%	08/25/36	[2]	599,709	588,008
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
(LIBOR USD 1-Month plus 0.15%)
2.02%	08/25/36	[2]	37,591	37,640
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.14%	08/25/36	[2]	8,972,899	9,107,507
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.16%	10/25/36	[2]	12,000,000	12,096,491
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
2.07%	01/25/37	[2]	4,247,444	4,234,662
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A4
(LIBOR USD 1-Month plus 0.35%)
2.22%	03/25/37	[2]	6,850,490	6,844,474
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[6]	32,983	34,910
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus 1.48%)
2.76%	01/25/36	[2]	6,080,762	6,122,943

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 166

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.41%	08/25/36	[6]	$6,409,092	$6,588,080
Countrywide Asset-Backed Certificates, Series 2004-15, Class MV4
(LIBOR USD 1-Month plus 1.28%)
3.15%	04/25/35	[2]	5,853,601	5,954,319
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
3.62%	11/20/34	[6]	17,426	17,696
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
2.45%	04/25/35	[2]	6,177,335	5,952,960
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
(LIBOR USD 1-Month plus 0.58%)
2.45%	02/25/35	[2]	4,719	4,492
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.47%	05/25/35	[2]	132,946	124,189
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 3A1
3.48%	11/25/33	[6]	1,077,516	1,080,565
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.65%	06/25/34	[6]	126,953	124,863
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		878,549	695,460
Credit Suisse Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		121,685	114,733
Credit Suisse Mortgage Trust, Series 2013-3R, Class 5A1
3.51%	10/27/36	[1,6]	86,401	86,616
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP-reset date 04/25/18)
3.44%	01/25/36		5,713,663	4,919,096
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP-reset date 04/25/18)
3.46%	12/25/36		989,976	748,708

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
(LIBOR USD1-Month plus 0.11%)
1.98%	11/25/36	[2]	$10,445,298	$6,660,195
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP-reset date 04/25/18)
3.66%	01/25/37		1,135,213	567,120
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP-reset date 04/25/18)
4.23%	02/25/37		7,178,344	5,615,675
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP-reset date 04/25/18)
4.23%	02/25/37		1,718,077	1,343,907
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP-reset date 04/25/18)
3.88%	03/25/37		3,822,540	2,179,081
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
1.96%	04/25/37	[2]	4,113,947	3,904,705
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.93%	04/25/37	[2]	2,074,190	1,566,330
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.17%	01/19/45	[2]	1,145,613	1,061,370
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
2.10%	10/19/45	[2]	6,654,993	6,614,871
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.01%	10/19/36	[2]	7,161,343	6,507,302
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.95%	04/19/47	[2]	2,714,861	2,559,115
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.15%	03/25/36	[2]	15,096,000	14,870,215

See accompanying notes to Schedule of Portfolio Investments.

167 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.36%	09/25/34	[6]	$903,394	$896,520
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
3.36%	09/25/34	[6]	1,389,139	1,378,568
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.32%	12/25/35	[6]	2,375,641	2,214,596
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.31%	02/25/36	[6]	3,513,926	3,072,452
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
3.55%	04/25/35	[6]	4,161,765	4,179,094
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.40%	09/25/35	[6]	5,294,564	5,132,552
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.57%	10/25/35	[6]	6,032,059	5,242,192
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.35%	11/25/35	[6]	3,156,288	3,019,833
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.49%	03/25/36	[6]	3,915,752	3,411,055
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
3.29%	01/25/37	[6]	5,618,558	5,119,884
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
3.34%	05/25/35	[6]	4,249,835	4,327,641
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.60%	10/25/34	[6]	65,255	65,445
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
3.47%	09/25/35	[6]	4,393,088	4,030,839
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
3.34%	10/25/35	[6]	204,176	196,186
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
3.69%	11/25/35	[6]	2,970,408	2,945,226
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
3.45%	08/25/37	[6]	211,350	182,454
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.95%	04/16/35	[1,2]	4,569,754	4,448,611

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
3.93%	09/19/35	[6]	$2,272,963	$2,072,990
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.93%	09/19/35	[6]	3,131,780	3,001,875
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.90%	04/19/36	[6]	3,716,653	3,493,621
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
(LIBOR USD 1-Month plus 0.29%)
2.16%	07/25/35	[2]	2,822,018	2,796,199
GSAMP Trust, Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.43%)
2.30%	11/25/35	[2]	9,893,546	9,929,691
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50%Cap)
3.63%	09/25/35	[2,4,5]	32,690	763
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
3.60%	07/25/35	[6]	1,849,811	1,729,232
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3.52%	04/25/36	[6]	366,386	331,984
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.50%	05/25/37	[6]	1,599,114	1,438,534
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.02%	09/19/46	[2]	18,747,590	17,385,472
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.01%	08/19/37	[2]	18,707,040	17,296,949
Home Equity Mortgage Loan Trust, Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.35%)
2.22%	03/25/36	[2]	10,560,877	10,432,203
Impac CMB Trust, Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.39%	04/25/35	[2]	6,198,245	6,077,957
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.45%	10/25/35	[6]	3,461,627	2,996,235
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 168

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Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.14%	10/25/36	[2]	$8,968,263	$6,285,277
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
3.59%	05/25/36	[6]	678,077	609,781
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3
3.39%	06/25/36	[6]	6,104,861	5,989,506
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		67,701	72,101
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.14%	05/25/36	[2]	8,497,000	8,626,511
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
2.16%	07/25/36	[2]	12,135,000	11,887,474
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.10%	11/25/36	[2]	8,500,000	8,479,455
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
2.19%	11/25/36	[2]	14,417,000	14,349,374
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
2.03%	06/25/36	[2]	7,114,156	7,066,408
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
3.65%	08/25/35	[6]	71,727	70,210
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.61%	05/25/36	[6]	59,635	56,752
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		323,431	318,384
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		165,883	180,138
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
3.40%	01/28/70	[1,2]	19,798,607	20,199,596
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		5,865	5,925
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.12%	06/25/37	[1,2]	$3,304,892	$3,256,592
Lehman XS Trust, Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.67%	10/25/35	[2]	136,895	135,563
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.17%	11/25/35	[2]	6,752,330	6,509,692
Lehman XS Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.25%)
2.12%	02/25/36	[2]	1,451,158	1,446,808
Lehman XS Trust, Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 0.85%)
2.47%	10/25/37	[2]	9,998,036	9,832,612
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.22%	11/25/33	[6]	409,000	431,412
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.88%	10/25/34	[6]	608,713	620,900
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.60%	04/25/34	[6]	113,098	114,423
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
3.63%	02/25/36	[6]	95,958	93,098
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[7]
0.00%	03/25/47	4,5,8,†	20,725,600	—
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.15%	05/25/37	[2]	3,150,000	2,280,399
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D (IO)
(LIBOR USD 1-Month plus 0.33%)
2.20%	04/25/37	[2,4,5]	883,581	101,082
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.03%	10/25/36	[2]	1,144,396	870,692
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.08%	12/25/37	[2]	1,812,198	1,352,405
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)

See accompanying notes to Schedule of Portfolio Investments.

169 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.12%	07/25/37	[2]	$1,398,917	$972,924
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.09%	01/25/38	[2]	6,209,653	4,712,489
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.97%	03/25/37	[2]	872,731	577,140
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.78%	10/25/33	[6]	272,325	276,655
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.48%	08/25/36	[2]	2,551,715	2,503,551
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		74,939	85,115
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.29%)
2.16%	02/25/36	[2]	3,668,486	3,639,750
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.15%	02/25/36	[2]	4,260,277	4,188,823
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.29%	09/25/34	[6]	699,099	710,042
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.15%	11/25/35	[2]	75,896	76,422
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		222,502	220,004
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
3.53%	01/26/47	[1,6]	70,551	70,693
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus 0.84%)
2.04%	11/26/46	[1,2]	4,027,179	3,932,691
MortgageIT Trust, Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
3.31%	05/25/35	[2]	2,538,452	2,511,871
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.15%	10/25/35	[2]	4,385,196	4,312,063

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.13%	12/25/35	[2]	$738,236	$735,478
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.20%	02/25/36	[2]	3,970,512	3,949,678
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.35%	02/25/36	[2]	1,139,883	1,095,576
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
4.18%	08/25/35	[6]	5,756,132	5,788,410
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
1.77%	09/26/36	[1,6]	6,561,638	6,329,667
Nomura Resecuritization Trust, Series 2011-2RA, Class 1A2
3.55%	12/26/46	[1,6]	8,208,714	8,175,595
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[6]	11,273,865	6,985,634
Opteum Mortgage Acceptance Corp., Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.48%)
2.35%	07/25/35	[2]	11,301,000	10,482,441
Ownit Mortgage Loan Trust, Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.21%)
2.08%	01/25/37	[2]	14,468,247	13,702,252
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.18%	06/25/47	[2]	5,152,000	4,143,005
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
4.35%	12/25/35	[6]	3,231,942	2,958,608
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.96%	04/25/35	[6]	239,205	233,741
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
3.92%	07/25/35	[6]	1,665,347	1,580,349
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
4.10%	07/25/35	[6]	1,322,797	1,089,033
Residential Accredit Loans Trust, Series 2005-SP1, Class 4A1
7.00%	09/25/34		146,404	148,615

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 170

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21		$176,295	$173,135
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36		890,914	801,501
Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)
0.18%	01/25/37	[4,5,6]	3,619,816	27,699
Residential Asset Securities Trust, Series 2004-KS9, Class AII4
(LIBOR USD 1-Month plus 0.60%)
2.47%	10/25/34	[2]	17,504	15,445
Residential Asset Securities Trust, Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
2.47%	10/25/35	[2]	5,465,000	5,333,669
Residential Asset Securities Trust, Series 2006-A9CB, Class A9
6.00%	09/25/36		6,033,754	3,774,940
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
3.96%	04/25/37	[6]	327,741	220,697
Saxon Asset Securities Trust, Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.44%)
2.31%	11/25/37	[2]	8,400,000	8,390,941
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.10%	02/25/37	[2]	1,647,822	962,621
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
2.07%	05/25/37	[2]	2,912,064	1,978,384
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.02%	12/25/36	[2]	8,143,961	4,999,645
Soundview Home Loan Trust, Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.22%)
2.09%	12/25/36	[2]	12,750,000	12,597,335
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
2.13%	02/25/37	[2]	1,176,431	513,103
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.63%	09/25/34	[6]	1,021,880	1,014,288

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
3.60%	03/25/34	[6]	$1,638,690	$1,666,779
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
3.50%	06/25/35	[6]	2,023,301	1,972,058
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
3.68%	11/25/35	[6]	1,865,895	1,750,680
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
3.71%	04/25/35	[6]	4,884,600	4,803,973
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.03%	12/25/36	[2]	198,341	194,884
Structured Asset Investment Loan Trust, Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.67%	07/25/34	[2]	18,548,674	18,426,390
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.10%	05/25/36	[6]	653,243	461,881
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.21%)
2.08%	05/25/36	[2]	557,325	470,339
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
2.78%	08/25/47	[2]	14,345,990	13,589,860
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
3.16%	02/25/35	[2]	186,995	184,613
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
3.41%	03/25/35	[2]	2,659,292	2,581,294
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
3.61%	11/25/33	[6]	110,818	111,805
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-04, Class 3A1
3.64%	10/25/37	[6]	3,282,406	3,183,929
Suntrust Adjustable Rate Mortgage Loan
Trust, Series 2007-S1, Class 2A1
3.82%	01/25/37	[6]	1,324,929	1,316,286
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
3.80%	01/25/37	[6]	640,121	643,978

See accompanying notes to Schedule of Portfolio Investments.

171 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.98%	01/25/37	[2]	$4,053,556	$2,636,786
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
2.59%	11/25/34	[2]	290,607	290,522
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.45%	01/25/35	[6]	1,057,052	1,084,265
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.29%	05/25/44	[2]	168,014	166,676
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.51%	01/25/45	[2]	303,511	302,040
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.19%	08/25/45	[2]	765,758	783,602
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.24%	10/25/35	[6]	2,488,756	2,515,721
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.16%	10/25/45	[2]	1,785,865	1,773,537
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.35%	12/25/35	[6]	46,717	43,386
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
3.39%	12/25/35	[6]	2,706,447	2,641,518
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.20%	01/25/45	[2]	1,400,029	1,397,133
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.33%	04/25/45	[2]	1,520,109	1,498,513
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.51%	07/25/45	[2]	1,393,643	1,391,949
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.28%	02/25/46	[2]	$8,381,946	$8,233,361
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
2.14%	05/25/46	[2]	3,557,138	3,550,559
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
2.26%	07/25/46	[2]	6,937,182	6,456,055
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
3.06%	03/25/37	[6]	3,317,669	3,050,019
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
1.98%	03/25/47	[2]	7,894,929	7,143,122
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.75%)
2.03%	06/25/47	[2]	2,572,555	2,537,054
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		4,438,571	4,346,690
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.25%)
2.12%	07/25/36	[2]	2,526,593	2,512,205
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.19%	03/25/37	[2]	4,690,000	3,759,725
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
4.09%	04/25/36	[6]	272,086	259,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
3.63%	10/25/35	[6]	1,628,735	1,598,298
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.50%	07/25/36	[6]	259,837	263,005
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
3.63%	10/25/36	[6]	1,272,495	1,259,406
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
3.75%	03/25/36	[6]	2,228,247	2,264,005

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 172

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2
3.77%	04/25/36	[6]	$2,465,266	$2,449,127

				814,799,065

U.S. Agency Commercial
Mortgage-Backed — 6.89%
Fannie Mae-Aces, Series 2003-M2, Class D
4.68%	01/25/33	[6]	835,294	857,151
Fannie Mae-Aces, Series 2009-M2, Class X
1.13%	01/25/19	[6]	42,001,367	139,445
Fannie Mae-Aces, Series 2010-M5, Class X
0.92%	07/25/20	[6]	19,606,636	381,842
Fannie Mae-Aces, Series 2011-M5, Class X
1.22%	07/25/21	[6]	71,417,246	2,204,840
Fannie Mae-Aces, Series 2012-M17, Class X2
0.43%	11/25/22	[6]	134,779,943	2,021,025
Fannie Mae-Aces, Series 2012-M2, Class X
0.69%	02/25/22	[6]	80,628,348	1,692,478
Fannie Mae-Aces, Series 2012-M4, Class X1
0.57%	04/25/22	[6]	75,449,572	1,312,321
Fannie Mae-Aces, Series 2016-M11, Class X2
2.71%	07/25/39	[6]	94,499,761	5,735,611
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.26%	11/25/23	[2]	9,588,425	9,574,262
Fannie Mae-Aces, Series 2016-M2, Class X3
1.96%	04/25/36	[6]	30,222,122	1,591,148
Fannie Mae-Aces, Series 2016-M4, Class X2
2.73%	01/25/39	[6]	36,192,029	3,412,365
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.03%	08/25/24	[2]	7,484,455	7,499,197
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004,
Class AX1
1.28%	08/25/19	[6]	83,277,194	1,272,434

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		$18,279,266	$18,756,209
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)
1.04%	04/25/20	[6]	50,222,934	868,078
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K008, Class X3
5.28%	08/25/20	[6]	11,970,000	1,311,019
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X2 (IO)
5.21%	09/25/40	[6]	10,498,652	1,204,881
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3
2.80%	08/25/39	[6]	32,027,257	2,823,750
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K703, Class A2
2.70%	05/25/18		4,523,819	4,518,072
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1
0.46%	06/25/22	[6]	92,779,407	1,066,499
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	05/25/22	[2]	15,383,866	15,407,311
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	07/25/22	[2]	15,049,030	15,077,457
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	08/01/57	[2]	20,441,358	20,477,593
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ04, Class A1
1.38%	10/25/20		7,176,124	7,115,438
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1
1.42%	05/25/21		17,326,801	16,973,892

See accompanying notes to Schedule of Portfolio Investments.

173 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		$8,255,178	$8,137,087
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.44%	01/25/19	[6]	6,422,347	21,346
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
2.05%	08/25/23	[2]	5,334,881	5,340,076
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		3,055,000	3,113,638
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.65%	09/25/25	[6]	104,500,000	4,357,195
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		2,709,722	2,719,429
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.16%	01/25/20	[6]	29,814,244	490,470
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.68%	01/25/21	[6]	21,956,415	22,011,440
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT2
2.53%	09/25/26	[6]	18,169,287	18,386,500
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1
0.71%	12/25/22	[6]	98,159,373	2,014,579
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS01, Class X1 (IO)
1.32%	05/01/55	[6]	31,003,824	1,343,078
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	452,157	452,676
Ginnie Mae, Series 2011-152, Class IO
0.54%	08/16/51	[6]	18,137,406	307,183
Ginnie Mae, Series 2011-77, Class (IO)
0.62%	04/16/42	[6]	9,878,257	421,061
Ginnie Mae, Series 2011-86, Class B
3.00%	02/16/41		2,209,788	2,209,367

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae, Series 2012-112, Class IO
0.28%	02/16/53	[6]	$66,255,369	$1,421,708
Ginnie Mae, Series 2014-103, Class IO
0.62%	05/16/55	[6]	43,242,058	1,645,585
Ginnie Mae, Series 2014-125, Class (IO)
0.97%	11/16/54	[6]	42,203,283	2,625,145
Ginnie Mae, Series 2016-22, Class IX
1.38%	06/16/38	[6]	12,580,663	1,177,932
Ginnie Mae, Series 2017-148, Class IO
0.66%	07/16/59	[6]	37,496,589	2,372,034
Ginnie Mae, Series 2017-44, Class IO
0.70%	04/17/51	[6]	26,685,754	1,612,089

				225,473,936

U.S. Agency Mortgage-Backed — 4.53%
Fannie Mae Pool 463617
4.91%	10/01/19		3,895,495	3,996,494
Fannie Mae Pool 464814
4.43%	04/01/20		2,824,649	2,916,257
Fannie Mae Pool 469629
3.43%	12/01/21		8,069,576	8,219,925
Fannie Mae Pool 469853
3.32%	12/01/21		17,687,771	17,965,867
Fannie Mae Pool 471474
2.61%	05/01/19		3,190,000	3,186,466
Fannie Mae Pool 958777
4.43%	05/01/19		5,027,977	5,122,439
Fannie Mae Pool AD0852
4.28%	01/01/20		8,964,945	9,165,297
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	913,171
Fannie Mae Pool AL5584
4.42%	12/01/20		3,362,686	3,487,430
Fannie Mae Pool AN0026
3.48%	11/01/35		3,684,932	3,711,638
Fannie Mae Pool AN0564
3.20%	03/01/31		7,500,000	7,379,569
Fannie Mae Pool AN0971
3.11%	02/01/28		7,535,000	7,420,591
Fannie Mae Pool AN0976
3.26%	02/01/28		2,970,000	2,957,730
Fannie Mae Pool AN1151
3.20%	03/01/31		3,692,856	3,669,966
Fannie Mae Pool AN2799
2.21%	09/01/26		12,655,000	11,920,523
Fannie Mae Pool AN3516
(LIBOR USD 1-Month plus 0.65%)
2.32%	11/01/26	[2]	17,245,000	17,302,672

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 174

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN3597
(LIBOR USD 1-Month plus 0.64%)
2.31%	11/01/26	[2]	$15,000,000	$14,982,222
Fannie Mae REMICS, Series 2003-64, Class KS
(-1.29 X LIBOR USD 1-Month plus 9.64%, 9.64% Cap)
7.22%	07/25/18	[2]	199	200
Fannie Mae REMICS, Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
17.70%	03/25/36	[2]	27,026	39,871
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
4.73%	03/25/36	[2]	1,522,634	219,399
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
4.18%	06/25/37	[2]	60,463	6,526
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
4.00%	08/25/37	[2]	110,734	14,703
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
4.58%	04/25/37	[2]	1,441,636	247,231
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
5.13%	03/25/38	[2]	70,467	9,101
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
4.33%	07/25/38	[2]	338,485	49,405
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
4.73%	10/25/40	[2]	85,672	12,362
Fannie Mae REMICS, Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
2.89%	07/25/43	[2]	14,521,503	14,714,851
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X3
1.44%	05/25/40	[6]	79,541,384	1,927,606
Freddie Mac REMICS, Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
2.78%	11/15/33	[2]	93,722	96,134
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.38%	10/15/33	[2]	409,625	414,994
Freddie Mac REMICS, Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
31.29%	07/15/37	[2]	20,156	36,893

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3404, Class AS (IO)
4.12%	01/15/38	[2]	$89,506	$12,398
Freddie Mac REMICS, Series 3439, Class SC (IO)
4.12%	04/15/38	[2]	64,715	7,961
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.18%	04/15/29	[2]	49,404	49,474
Freddie Mac REMICS, Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
4.83%	04/15/42	[2]	203,841	35,441
Freddie Mac REMICS, Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
2.89%	09/15/44	[2]	5,125,701	5,179,370
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[9]	31,125	27,183
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		160,387	33,395
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		246,701	19,442
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	966,896	19,102
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	1,412,409	26,215
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		69,240	2,446
Ginnie Mae, Series 2013-135, Class CS (IO)
4.41%	09/16/43	[2]	3,755,584	524,608

				148,044,568

Total Mortgage-Backed (Cost $1,482,285,575)				1,477,786,588

MUNICIPAL BONDS — 0.62%*

California — 0.30%
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		1,950,000	2,479,795
State of California, Build America Bonds
7.95%	03/01/36		6,650,000	7,284,211

				9,764,006

New York — 0.32%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,284,730

See accompanying notes to Schedule of Portfolio Investments.

175 / Annual Report March 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
City of New York, General Purpose, Public Improvements, Series B-3
3.05%	10/01/29	$2,000,000	$1,915,520
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	1,650,000	1,780,251
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33	3,100,000	3,524,390

			10,504,891

Total Municipal Bonds (Cost $20,359,039)			20,268,897

Total Bonds – 97.18% (Cost $3,184,797,615)			3,178,289,140

Issues		Shares	Value
COMMON STOCK — 0.06%
Electric — 0.06%
Homer City Holdings LLC[1,4,5,7]		112,222	1,907,774

Total Common Stock (Cost $5,519,754)
Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 2.04%
Money Market Funds — 1.98%
Dreyfus Government Cash Management Fund
1.54%[10]		32,125,000	32,125,000
Fidelity Investments Money Market Funds - Government Portfolio
1.49%[10,11]		1,973	1,973
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.58%[10]		32,420,000	32,420,000

			64,546,973

U.S. Treasury Bills — 0.06%
U.S. Treasury Bills
1.44%[12,13]	06/14/18	2,066,000	2,059,076

Total Short-Term Investments (Cost $66,604,061)			66,606,049

Value
Total Investments – 99.28% (Cost $3,256,921,430)	$3,246,802,963

Cash and Other Assets, Less
Liabilities – 0.72%	23,490,199

Net Assets – 100.00%	$3,270,293,162

[1]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	Floating rate security. The rate disclosed was in effect at March 31, 2018.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $48,180,159, which is 1.47% of total net assets.
[6]	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Zero coupon bond. The rate shown is the effective yield as of March 31, 2018.
[10]	Represents the current yield as of March 31, 2018.
[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,973.
[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,059,058.
[13]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $4,074,596, which is 0.12% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

Annual Report March 2018 / 176

Unconstrained Bond Fund

Schedule of Portfolio Investments

March 31, 2018

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 95,314,574	JPY 10,445,000,000	Goldman Sachs International	05/01/18	$3,097,000
USD 22,464,230	JPY 2,465,000,000	Goldman Sachs International	04/09/18	729,394

				3,826,394

JPY 10,445,000,000	USD 95,999,544	Goldman Sachs International	05/01/18	(2,412,030)
JPY 2,465,000,000	USD 22,238,020	Goldman Sachs International	04/09/18	(955,604)

				(3,367,634)

NET UNREALIZED APPRECIATION				$458,760

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	1,730	06/29/18	$198,017,422	$956,818	$956,818
U.S. Treasury Ten Year Ultra Bond	31	06/20/18	4,025,641	75,739	75,739

			202,043,063	1,032,557	1,032,557

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond	405	06/29/18	(64,989,844)	(2,130,510)	(2,130,510)

TOTAL FUTURES CONTRACTS			$137,053,219	$(1,097,953)	$(1,097,953)

See accompanying notes to Schedule of Portfolio Investments.

177 / Annual Report March 2018

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Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2018

ASSETS:	ALPHATRAK 500 FUND	FLOATING RATE INCOME FUND

Investments, at value - Unaffiliated (Cost $17,561,184, $267,936,328, $596,185,647, $828,256,080, $3,261,339,736, $97,044,586, $86,515,125,492, $141,408,708, and $3,256,921,430, respectively) (Note 2)	$17,475,995	$268,205,351
Investments, at value - Affiliated (Cost $0, $0, $27,171,821, $0, $0, $0, $65,187,440, $0, and $0, respectively) (Note 5)	—	—
Cash and cash equivalents (Note 2)	21,593	2,748,820
Foreign currency, at value (Cost $376,130, $0, $0, $0, $0, $0, $0, $0, and $0, respectively) (Note 2)	376,130	—
Premiums paid for swap contracts	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—
Unrealized appreciation on foreign currency transactions	—	—
Dividends and interest receivable	102,428	563,262
Due from Adviser (Note 6)	4,817	—
Receivable for securities sold	55,611	3,400,766
Receivable for capital stock sold	89,307	1,005,799
Receivable for daily variation margin on futures contracts (Note 3)	230,512	—
Other assets	17,990	17,380

Total assets	18,374,383	275,941,378

Liabilities:
Unrealized depreciation on foreign currency exchange contracts	15,903	—
Unrealized depreciation on swap contracts	—	—
Options written, at value (Premiums received $0, $0, $0, $0, $540,000, $0, $0, $0, and $0, respectively) (Note 3)	—	—
Payable for securities purchased	45,249	22,129,240
Payable for capital stock redeemed	116,578	44,682
Payable for daily variation margin on futures contracts (Note 3)	—	—
Line of credit commitment fee payable	—	331
Distributions payable	171	14,323
Administrative fees payable	14,615	29,285
Advisory fees payable (Note 6)	—	119,663
Audit fees payable	25,680	2,700
Transfer agent fees payable	1,843	24,989
Accrued distribution (12b-1) and service fees payable	—	3,314
Net unrealized depreciation on unfunded commitments (Note 8)	—	2,270
Accrued other expenses	5,697	10,253

Total liabilities	225,736	22,381,050

Net assets	$18,148,647	$253,560,328

Class M Shares:
Net assets (Applicable to 1,819,250, 1,570,979, 22,090,985, 5,183,235, 112,971,343, 3,308,284, 1,110,357,245, 11,940,212, and 54,336,734, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$18,148,647	$15,801,811

Net asset value, offering and redemption price per Class M share	$9.98	$10.06

Class I Shares:
Net assets (Applicable to 0, 23,648,073, 41,195,325, 75,238,162, 195,150,136, 8,744,185, 4,524,412,707, 16,126,155, and 222,210,891, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$237,758,517

Net asset value, offering and redemption price per Class I share	N/A	$10.05

Administrative Class:

Net assets (Applicable to 0, 0, 0, 0, 481,657, 0, 93,216,336, 0, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)

	N/A	N/A

Net asset value, offering and redemption price per Administrative Class share	N/A	N/A

Plan Class:
Net assets (Applicable to 0, 0, 0, 0, 0, 0, 1,865,273,582, 0, and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	N/A

Net asset value, offering and redemption price per Plan Class share	N/A	N/A

Net Assets Consist of:
Capital paid-in (Note 8)	$30,833,408	$254,181,934
Undistributed (distributions in excess of) net investment income	42,294	139,260
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions, options written and swap contracts	(11,631,429)	(1,027,619)
Net unrealized appreciation/(depreciation) on investments	(85,189)	266,753
Net unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options written and swap contracts	(1,010,437)	—

Net assets	$18,148,647	$253,560,328

[1]	Consolidated Statement of Assets and Liabilities.

See accompanying notes to financial statements.

179 / Annual Report March 2018

Metropolitan West Funds

Statements of Assets and Liabilities

March 31, 2018

HIGH YIELD BOND FUND[1]	INTERMEDIATE BOND FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

$585,883,492	$826,424,796	$3,260,666,912	$96,052,224	$86,480,669,361	$141,339,697	$3,246,802,963
8,549,436	—	—	—	20,071,951	—	—
3,062,687	323,862	192,043	23,462	3,408,721	20,961	1,620,049
—	—	—	—	—	—	—
137,970	—	—	—	—	—	—
—	—	—	—	—	53,541	3,826,394
—	604	1,572	—	45,109	—	—
6,690,534	5,446,158	12,704,833	699,780	439,274,110	408,296	18,934,399
—	—	—	2,760	—	19,684	194,740
15,879,165	7,526,580	890,200	—	2,446,071,401	—	30,744,512
562,322	3,762,653	1,837,121	20,678	241,287,878	73,443	6,260,534
34,455	86,155	229,284	—	8,263,543	1,188	197,562
26,687	35,397	63,853	24,500	564,397	24,839	76,758

620,826,748	843,606,205	3,276,585,818	96,823,404	89,639,656,471	141,941,649	3,308,657,911

—	192,824	—	62,621	21,112,610	—	3,367,634
308,527	—	—	—	—	—	—

—	—	15,219	—	—	—	—
11,072,816	17,110,167	605,087,620	143,863	10,990,797,354	22,165,416	3,161,383
4,448,007	4,502,791	3,682,914	185,993	292,426,881	188,708	27,010,095
—	10,036	26,122	3,281	1,429,905	—	468,281
1,054	1,556	4,099	149	110,391	181	5,100
81,749	88,612	150,984	629	12,181,923	7,496	1,693,611
25,216	36,420	52,831	22,739	763,423	20,166	80,041
294,146	268,948	682,036	141,687	23,280,037	25,410	1,823,415
27,710	31,665	32,614	27,996	133,756	25,764	3,445
81,445	121,042	428,237	8,005	8,414,352	16,412	479,884
45,718	9,394	160,382	5,623	2,414,292	6,977	142,869
—	—	—	—	—	—	—
51,814	36,766	86,209	9,832	2,541,860	9,862	128,991
16,438,202	22,410,221	610,409,267	612,418	11,355,606,784	22,466,392	38,364,749
$604,388,546	$821,195,984	$2,666,176,551	$96,210,986	$78,284,049,687	$119,475,257	$3,270,293,162

$211,020,801	$52,942,336	$975,387,872	$26,420,233	$11,617,734,823	$50,777,322	$642,999,263
$9.55	$10.21	$8.63	$7.99	$10.46	$4.25	$11.83

$393,367,745	$768,253,648	$1,685,414,552	$69,790,753	$47,327,296,511	$68,697,935	$2,627,293,899
$9.55	$10.21	$8.64	$7.98	$10.46	$4.26	$11.82

N/A	N/A	$5,374,127	N/A	$975,897,060	N/A	N/A
N/A	N/A	$11.16	N/A	$10.47	N/A	N/A

N/A	N/A	N/A	N/A	$18,363,121,293	N/A	N/A
N/A	N/A	N/A	N/A	$9.84	N/A	N/A

$710,976,012	$848,753,382	$2,789,146,373	$138,088,330	$80,235,768,319	$135,060,945	$3,281,622,404
2,089,092	144,698	(2,314,439)	522,882	(10,456,097)	(100,899)	(1,747,972)

(79,487,153)	(25,863,160)	(120,979,696)	(41,326,449)	(1,861,190,001)	(15,474,588)	1,176,390
(28,924,540)	(1,831,284)	(672,824)	(992,362)	(79,571,620)	(69,011)	(10,118,467)

(264,865)	(7,652)	997,137	(81,415)	(500,914)	58,810	(639,193)
$604,388,546	$821,195,984	$2,666,176,551	$96,210,986	$78,284,049,687	$119,475,257	$3,270,293,162

See accompanying notes to financial statements.

Annual Report March 2018 / 180

Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2018

	ALPHATRAK 500 FUND	FLOATING RATE INCOME FUND
Investment Income:
Interest	$369,568	$10,790,951
Dividends	14,673	49,216

Total investment income	384,241	10,840,167

Expenses:
Investment advisory fees (Note 6)	3,076	1,335,832
Administration fees	59,084	132,346
Commitment fee	—	1,384
Custodian fees	19,027	26,785
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	—	49,475
Administrative Class	—	—
Insurance expense	204	2,144
Miscellaneous expenses	4,228	6,072
Professional fees	37,692	40,765
Registration and filing fees	29,564	64,073
Reports to shareholders	6,595	10,948
Transfer agent fees	28,075	135,753
Trustees’ fees and expenses	283	3,190
Repayment of reimbursed expenses - Class I (Note 6)	4,191	—

Total operating expenses	192,019	1,808,767
Expenses waived and reimbursed (Note 6)	—	(69,036)

Net expenses	192,019	1,739,731

Net investment income	192,222	9,100,436

Realized and Change in Unrealized Gain/(Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions, Options and Swaptions Written and Swap Contracts:
Net realized gain/(loss) on:
Investments - Affiliated	—	—
Investments - Unaffiliated	140,374	141,176
Futures contracts	3,174,219	—
Foreign currency exchange contracts	(6,862)	(248,385)
Foreign currency transactions	24,336	72,252
Options and swaptions written	—	—
Swap contracts	—	—

Net change in unrealized appreciation/(depreciation) on:
Investments - Affiliated	—	—
Investments - Unaffiliated	(64,166)	(328,106)
Futures contracts	(888,052)	—
Foreign currency exchange contracts	—	—
Foreign currency transactions	(15,903)	249,599
Options and swaptions written	—	—
Swap contracts	—	—

Net change in realized and unrealized gain/(loss) on investments, futures contracts, foreign currency exchange contracts, options and swaptions written and swap contracts	2,363,946	(113,464)

Net Increase in Net Assets from Operations	$2,556,168	$8,986,972

[1]	Consolidated Statement of Operations.

See accompanying notes to financial statements.

181 / Annual Report March 2018

Metropolitan West Funds

Statements of Operations

For the Year Ended March 31, 2018

HIGH YIELD BOND FUND[1]	INTERMEDIATE BOND FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

$31,715,582	$26,223,919	$59,963,249	$5,779,909	$2,095,147,557	$2,079,527	$127,524,213
124,664	249,649	567,063	11,857	9,520,054	29,241	418,225

31,840,246	26,473,568	60,530,312	5,791,766	2,104,667,611	2,108,768	127,942,438

3,670,933	3,820,616	8,743,241	1,983,004	279,308,723	321,510	23,935,827
127,985	151,684	254,073	87,492	4,127,147	83,241	328,909
4,054	6,046	16,061	583	439,110	715	21,373
35,285	60,089	125,089	22,724	2,597,026	25,067	184,166

710,022	152,369	2,181,379	90,207	28,280,409	96,601	3,413,451
—	—	25,705	—	3,706,210	—	—
8,378	11,506	30,469	1,148	778,612	1,387	32,762
30,581	10,600	22,662	5,241	498,531	5,365	24,887
137,980	52,761	61,220	43,758	495,254	41,111	74,217
68,364	68,361	112,344	53,509	1,065,541	53,796	232,659
47,736	44,948	120,186	12,139	4,119,277	10,308	193,921
552,243	769,288	2,487,783	118,172	48,421,958	126,779	2,921,306
9,827	14,573	38,693	1,403	1,052,806	1,708	48,621
—	19,220	—	—	—	—	—

5,403,388	5,182,061	14,218,905	2,419,380	374,890,604	767,588	31,412,099
(252,493)	—	—	(117,930)	—	(233,733)	(194,740)

5,150,895	5,182,061	14,218,905	2,301,450	374,890,604	533,855	31,217,359

26,689,351	21,291,507	46,311,407	3,490,316	1,729,777,007	1,574,913	96,725,079

(150)	—	—	—	(432)	—	—
5,004,518	(9,045,000)	(11,993,670)	1,073,578	(408,457,615)	(423,953)	4,241,998
—	(2,526,347)	(10,274,262)	139,483	(174,662,125)	(39,123)	(803,473)
39,204	(1,645,443)	(7,319,970)	(290,700)	(185,145,516)	(103,705)	(6,090,960)
162,395	2,202,849	9,117,755	356,690	238,483,374	128,330	8,041,547
—	—	—	—	(10,077,838)	—	—
(342,903)	(2,950)	(9,611)	—	(211,047)	—	—

(18,622,385)	—	—	—	(45,115,489)	—	—
12,877,769	(5,963,919)	(9,892,436)	(1,767,819)	(276,365,719)	(65,892)	(16,600,295)
43,662	(154,594)	(31,634)	(11,461)	3,248,240	5,269	(1,305,168)
(113,833)	935,879	3,444,478	46,012	33,772,709	101,147	3,228,745
—	604	1,572	—	45,109	—	—
—	—	36,150	—	(2,946,000)	—	—
189,121	—	—	—	—	—	—

(762,602)	(16,198,921)	(26,921,628)	(454,217)	(827,432,349)	(397,927)	(9,287,606)

$25,926,749	$5,092,586	$19,389,779	$3,036,099	$902,344,658	$1,176,986	$87,437,473

See accompanying notes to financial statements.

Annual Report March 2018 / 182

Metropolitan West Funds

Statements of Changes in Net Assets

	ALPHATRAK 500 FUND
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017
Operations:
Net investment income	$192,222	$79,050
Net realized gain/(loss) on investments	140,374	256,147
Net realized gain/(loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	3,191,693	906,997
Net change in unrealized appreciation/(depreciation) on investments	(64,166)	(4,211)
Net change in unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	(903,955)	(194,056)

Net increase in net assets resulting from operations	2,556,168	1,043,927

Distributions to Shareholders from:
Net investment income:
Class M	(172,484)	(84,914)
Class I	—	—
Net realized gains:
Class M	—	—
Class I	—	—

Return of capital:
Net decrease in net assets resulting from distributions	(172,484)	(84,914)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	14,818,508	20,025,926
Shares issued in reinvestment of distributions	171,610	83,462
Cost of shares redeemed	(19,939,388)	(2,759,934)

Total Class M capital share transactions	(4,949,270)	17,349,454

Class I:
Proceeds from sale of shares	—	—
Shares issued in reinvestment of distributions	—	—
Cost of shares redeemed	—	—

Total Class I capital share transactions	—	—

Administrative Class:
Plan Class:
Net increase/(decrease) in net assets resulting from capital share transactions	(4,949,270)	17,349,454

Net increase/(decrease) in net assets	(2,565,586)	18,308,467
Net assets at beginning of year	20,714,233	2,405,766

Net assets at end of year (including undistributed (distributions in excess of) net investment income of $42,294, $5,082, $139,260, $315,418, $2,089,092, $2,154,636, $144,698 and $(411,839), respectively)	$18,148,647	$20,714,233

1Consolidated Statement of Changes in Net Assets.

See accompanying notes to financial statements.

183 / Annual Report March 2018

Metropolitan West Funds

Statements of Changes in Net Assets

FLOATING RATE INCOME FUND		HIGH YIELD BOND FUND[1]		INTERMEDIATE BOND FUND
YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

$9,100,436	$6,471,096	$26,689,351	$35,772,708	$21,291,507	$19,907,837
141,176	269,530	5,004,368	(14,460,649)	(9,045,000)	(4,818,890)
(176,133)	327,044	(141,304)	(424,135)	(1,971,891)	(1,020,498)
(328,106)	4,094,038	(5,744,616)	69,362,011	(5,963,919)	(5,527,203)
249,599	(249,599)	118,950	(1,622,545)	781,889	(407,079)

8,986,972	10,912,109	25,926,749	88,627,390	5,092,586	8,134,167

(697,310)	(430,092)	(9,837,443)	(15,012,571)	(1,240,600)	(2,042,788)
(8,403,151)	(6,057,505)	(16,814,156)	(20,447,545)	(20,051,776)	(17,866,142)
—	—	—	—	—	(1,353,893)
—	—	—	—	—	(11,216,253)

(9,100,461)	(6,487,597)	(26,651,599)	(35,460,116)	(21,292,376)	(32,479,076)

12,941,144	22,105,281	33,490,369	102,467,900	10,523,143	34,560,581
689,781	425,111	9,422,300	14,089,551	1,200,819	3,289,882
(22,886,374)	(5,899,527)	(176,667,817)	(294,162,277)	(50,649,695)	(141,593,985)

(9,255,449)	16,630,865	(133,755,148)	(177,604,826)	(38,925,733)	(103,743,522)

48,177,026	66,700,805	126,992,323	179,658,835	180,052,361	262,405,408
8,226,466	6,035,908	15,875,887	19,145,045	19,116,311	28,361,392
(24,822,189)	(10,122,467)	(280,398,449)	(268,531,705)	(480,040,328)	(298,960,632)

31,581,303	62,614,246	(137,530,239)	(69,727,825)	(280,871,656)	(8,193,832)

22,325,854	79,245,111	(271,285,387)	(247,332,651)	(319,797,389)	(111,937,354)

22,212,365	83,669,623	(272,010,237)	(194,165,377)	(335,997,179)	(136,282,263)
231,347,963	147,678,340	876,398,783	1,070,564,160	1,157,193,163	1,293,475,426

$253,560,328	$231,347,963	$604,388,546	$876,398,783	$821,195,984	$1,157,193,163

See accompanying notes to financial statements.

Annual Report March 2018 / 184

Metropolitan West Funds

Statements of Changes in Net Assets

	LOW DURATION BOND FUND

	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017
Operations:
Net investment income	$46,311,407	$42,154,404
Net realized gain/(loss) on investments	(11,993,670)	1,169,916
Net realized gain/(loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options written, swap contracts and swaptions written	(8,486,088)	(70,944)
Net change in unrealized appreciation/(depreciation) on investments	(9,892,436)	4,679,906
Net change in unrealized appreciation/(depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options written, swap contracts and swaptions written	3,450,566	(1,307,545)

Net increase in net assets resulting from operations	19,389,779	46,625,737

Distributions to Shareholders from:
Net investment income:
Class M	(17,150,706)	(16,518,816)
Class I	(30,304,414)	(25,574,907)
Administrative Class	(91,114)	(84,918)
Plan Class	—	—
Net realized gains:
Class M	—	(2,241,974)
Class I	—	(2,870,629)
Administrative Class	—	(10,644)
Plan Class	—	—

Net decrease in net assets resulting from distributions	(47,546,234)	(47,301,888)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	93,186,833	180,459,613
Shares issued in reinvestment of distributions	16,843,760	18,328,941
Cost of shares redeemed	(408,872,573)	(406,123,477)

Total Class M capital share transactions	(298,841,980)	(207,334,923)

Class I:
Proceeds from sale of shares	514,519,630	655,192,453
Shares issued in reinvestment of distributions	28,588,695	25,896,179
Cost of shares redeemed	(656,688,777)	(779,436,087)

Total Class I capital share transactions	(113,580,452)	(98,347,455)

Administrative Class:
Proceeds from sale of shares	1,383,825	2,687,967
Shares issued in reinvestment of distributions	19,578	40,977
Cost of shares redeemed	(3,182,586)	(2,876,028)

Total Administrative Class capital share transactions	(1,779,183)	(147,084)

Plan Class:
Proceeds from sale of shares	—	—
Shares issued in reinvestment of distributions	—	—
Cost of shares redeemed	—	—

Total Plan Class capital share transactions	—	—

Net increase/(decrease) in net assets resulting from capital share transactions	(414,201,615)	(305,829,462)

Net increase/(decrease) in net assets	(442,358,070)	(306,505,613)
Net assets at beginning of year	3,108,534,621	3,415,040,234

Net assets at end of year (including undistributed (distributions in excess of) net investment income of $(2,314,439), $(2,877,392), $522,882, $840,123, $(10,456,097), $(50,595,187), $(100,899), $(167,947), $(1,747,972) and $3,110,412, respectively)	$2,666,176,551	$3,108,534,621

See accompanying notes to financial statements.

185 / Annual Report March 2018

Metropolitan West Funds

Statements of Changes in Net Assets

STRATEGIC INCOME FUND		TOTAL RETURN BOND FUND		ULTRA SHORT BOND FUND		UNCONSTRAINED BOND FUND

YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

$3,490,316	$4,477,013	$1,729,777,007	$1,495,164,285	$1,574,913	$1,523,083	$96,725,079	$60,756,147
1,073,578	1,050,619	(408,458,047)	(394,813,137)	(423,953)	156,967	4,241,998	12,849,750

205,473	168,907	(131,613,152)	(73,996,224)	(14,498)	75,570	1,147,114	7,010,044
(1,767,819)	(560,123)	(321,481,208)	(464,283,602)	(65,892)	(180,886)	(16,600,295)	30,879,482

34,551	(119,033)	34,120,058	41,337,487	106,416	(47,606)	1,923,577	(2,938,537)

3,036,099	5,017,383	902,344,658	603,408,809	1,176,986	1,527,128	87,437,473	108,556,886

(1,280,849)	(1,904,567)	(265,786,055)	(277,120,269)	(684,925)	(686,169)	(34,139,078)	(19,558,748)
(2,592,698)	(2,168,121)	(1,070,701,261)	(955,233,307)	(889,848)	(840,643)	(67,290,044)	(40,479,424)
—	—	(17,022,659)	(8,072,158)	—	—	—	—
—	—	(389,468,587)	(248,287,712)	—	—	—	—

—	—	—	(222,696,326)	—	(108,974)	(2,650,045)	(3,013,438)
—	—	—	(704,964,283)	—	(121,225)	(4,617,611)	(6,546,603)
—	—	—	(8,961,471)	—	—	—	—
—	—	—	(192,450,893)	—	—	—	—

(3,873,547)	(4,072,688)	(1,742,978,562)	(2,617,786,419)	(1,574,773)	(1,757,011)	(108,696,778)	(69,598,213)

8,682,030	33,432,941	2,126,082,296	3,992,463,470	17,336,598	25,079,438	499,552,793	994,385,397
1,180,927	1,778,452	261,630,926	489,977,761	607,170	726,639	32,139,335	20,632,048
(27,639,462)	(50,308,694)	(5,892,904,636)	(5,363,748,938)	(33,228,320)	(37,675,144)	(1,346,138,872)	(396,604,831)

(17,776,505)	(15,097,301)	(3,505,191,414)	(881,307,707)	(15,284,552)	(11,869,067)	(814,446,744)	618,412,614

13,810,788	36,975,339	14,656,574,863	19,346,305,233	37,487,086	16,157,871	1,184,471,297	1,017,691,121
2,591,575	2,167,343	945,922,333	1,412,530,613	762,162	766,525	53,530,492	31,097,875
(16,563,343)	(30,094,340)	(16,791,591,140)	(16,753,210,975)	(40,073,066)	(20,806,746)	(589,436,719)	(471,361,688)

(160,980)	9,048,342	(1,189,093,944)	4,005,624,871	(1,823,818)	(3,882,350)	648,565,070	577,427,308

—	—	392,932,270	613,134,034	—	—	—	—
—	—	16,813,716	16,687,101	—	—	—	—
—	—	(189,843,444)	(131,300,487)	—	—	—	—

—	—	219,902,542	498,520,648	—	—	—	—

—	—	8,302,903,199	5,317,255,405	—	—	—	—
—	—	354,804,133	437,164,459	—	—	—	—
—	—	(3,751,717,579)	(2,428,658,010)	—	—	—	—

—	—	4,905,989,753	3,325,761,854	—	—	—	—

(17,937,485)	(6,048,959)	431,606,937	6,948,599,666	(17,108,370)	(15,751,417)	(165,881,674)	1,195,839,922

(18,774,933)	(5,104,264)	(409,026,967)	4,934,222,056	(17,506,157)	(15,981,300)	(187,140,979)	1,234,798,595
114,985,919	120,090,183	78,693,076,654	73,758,854,598	136,981,414	152,962,714	3,457,434,141	2,222,635,546

$96,210,986	$114,985,919	$78,284,049,687	$78,693,076,654	$119,475,257	$136,981,414	$3,270,293,162	$3,457,434,141

See accompanying notes to financial statements.

Annual Report March 2018 / 186

Metropolitan West Funds

Financial Highlights

	ALPHATRAK 500 FUND CLASS M
	YEAR	YEAR	YEAR	YEAR	YEAR
	ENDED	ENDED	ENDED	ENDED	ENDED
	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$8.95	$7.22	$7.22	$6.48	$5.35

Income from Investment Operations:
Net investment income[1]	0.09	0.12	0.02	0.04	0.08
Net realized and unrealized gain	1.03	1.77	0.02	0.76	1.13

Total Income from Investment Operations	1.12	1.89	0.04	0.80	1.21

Less Distributions:
From net investment income	(0.09)	(0.16)	(0.04)	(0.06)	(0.08)

Total Distributions	(0.09)	(0.16)	(0.04)	(0.06)	(0.08)

Net Asset Value, End of Year	$9.98	$8.95	$7.22	$7.22	$6.48

Total Return	12.52%	26.38%	0.53%	12.37%	22.75%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$18,149	$20,714	$2,406	$9,735	$5,324
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.90%[2]	3.37%	2.64%	2.65%	2.98%
After expense waivers and reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	0.90%	1.49%	0.31%	0.54%	1.43%
Portfolio Turnover Rate	115%	505%	59%	30%	50%

1 Per share numbers have been calculated using the average share method.

2 Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.88%

See accompanying notes to financial statements.

187 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS M*
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	PERIOD ENDED MARCH 31, 2014
Net Asset Value, Beginning of Period	$10.06	$9.80	$10.13	$10.28	$10.00

Income from Investment Operations:
Net investment income[1]	0.36	0.33	0.34	0.32	0.26
Net realized and unrealized gain/(loss)	—	0.26	(0.32)	(0.06)	0.25

Total Income from Investment Operations	0.36	0.59	0.02	0.26	0.51

Less Distributions:
From net investment income	(0.36)	(0.33)	(0.34)	(0.32)	(0.22)
From net capital gains	—	—	(0.01)	(0.09)	(0.01)

Total Distributions	(0.36)	(0.33)	(0.35)	(0.41)	(0.23)

Net Asset Value, End of Period	$10.06	$10.06	$9.80	$10.13	$10.28

Total Return	3.61%	6.08%	0.23%	2.53%	5.15%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$15,802	$25,072	$8,206	$6,126	$5,311
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.04%	1.05%	1.07%	1.10%	1.11%[3]
After expense waivers and reimbursements	0.90%	0.90%	0.90%	0.88%	0.85%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.53%	3.28%	3.42%	3.15%	3.41%[3]
Portfolio Turnover Rate	71%	40%	66%	49%	67%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Floating Rate Income Fund Class M Shares commenced operations on June 28, 2013.

See accompanying notes to financial statements.

Annual Report March 2018 / 188

Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS I*
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	PERIOD ENDED MARCH 31, 2014
Net Asset Value, Beginning of Period	$10.06	$9.80	$10.12	$10.28	$10.00

Income from Investment Operations:
Net investment income[1]	0.38	0.35	0.36	0.34	0.26
Net realized and unrealized gain/(loss)	(0.01)	0.26	(0.31)	(0.07)	0.26

Total Income from Investment Operations	0.37	0.61	0.05	0.27	0.52

Less Distributions:
From net investment income	(0.38)	(0.35)	(0.36)	(0.34)	(0.23)
From net capital gains	—	—	(0.01)	(0.09)	(0.01)

Total Distributions	(0.38)	(0.35)	(0.37)	(0.43)	(0.24)

Net Asset Value, End of Period	$10.05	$10.06	$9.80	$10.12	$10.28

Total Return	3.72%	6.29%	0.53%	2.63%	5.29%[2]
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$237,759	$206,276	$139,472	$138,190	$115,448
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.72%	0.75%	0.73%	0.74%	0.81%[3]
After expense waivers and reimbursements	0.70%	0.70%	0.70%	0.68%	0.65%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.77%	3.48%	3.61%	3.33%	3.34%[3]
Portfolio Turnover Rate	71%	40%	66%	49%	67%[2]

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
*	The Floating Rate Income Fund Class I Shares commenced operations on June 28, 2013.

See accompanying notes to financial statements.

189 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS M
	YEAR	YEAR	YEAR	YEAR	YEAR
	ENDED	ENDED	ENDED	ENDED	ENDED
	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
	2018[1]	2017[1]	2016[1]	2015[1]	2014
Net Asset Value, Beginning of Year	$9.60	$9.09	$9.72	$10.37	$10.59

Income from Investment Operations:
Net investment income[2]	0.34	0.34	0.39	0.45	0.54
Net realized and unrealized gain/(loss)	(0.05)	0.50	(0.63)	(0.51)	0.05

Total Income/(Loss) from Investment Operations	0.29	0.84	(0.24)	(0.06)	0.59

Less Distributions:
From net investment income	(0.34)	(0.33)	(0.39)	(0.45)	(0.53)
From net capital gains	—	—	—	(0.14)	(0.28)

Total Distributions	(0.34)	(0.33)	(0.39)	(0.59)	(0.81)

Net Asset Value, End of Year	$9.55	$9.60	$9.09	$9.72	$10.37

Total Return	3.01%	9.35%	(2.52)%	(0.65)%	5.89%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$211,021	$344,328	$498,128	$764,684	$1,323,298
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.91%	0.89%	0.87%	0.89%	0.82%
After expense waivers and reimbursements	0.85%	0.85%	0.85%	0.83%	0.80%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.47%	3.55%	4.19%	4.41%	5.20%
Portfolio Turnover Rate	167%	185%	139%	61%	66%

[1]	Consolidated Financial Highlights.
[2]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

Annual Report March 2018 / 190

Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS I
	YEAR	YEAR	YEAR	YEAR	YEAR
	ENDED	ENDED	ENDED	ENDED	ENDED
	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,	MARCH 31,
	2018[1]	2017[1]	2016[1]	2015[1]	2014
Net Asset Value, Beginning of Year	$9.60	$9.09	$9.72	$10.37	$10.59

Income from Investment Operations:
Net investment income[2]	0.36	0.36	0.42	0.47	0.57
Net realized and unrealized gain/(loss)	(0.05)	0.50	(0.64)	(0.51)	0.05

Total Income/(Loss) from Investment Operations	0.31	0.86	(0.22)	(0.04)	0.62

Less Distributions:
From net investment income	(0.36)	(0.35)	(0.41)	(0.47)	(0.56)
From net capital gains	—	—	—	(0.14)	(0.28)

Total Distributions	(0.36)	(0.35)	(0.41)	(0.61)	(0.84)

Net Asset Value, End of Year	$9.55	$9.60	$9.09	$9.72	$10.37

Total Return	3.27%	9.62%	(2.28)%	(0.40)%	6.16%
Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$393,368	$532,071	$572,436	$755,786	$910,268
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.63%	0.62%	0.61%	0.60%	0.56%
After expense waivers and reimbursements	0.60%	0.60%	0.60%	0.58%	0.55%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.74%	3.78%	4.44%	4.65%	5.45%
Portfolio Turnover Rate	167%	185%	139%	61%	66%

[1]	Consolidated Financial Highlights.
[2]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

191 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS M
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$10.37	$10.58	$10.65	$10.52	$10.69

Income from Investment Operations:
Net investment income[1]	0.18	0.14	0.13	0.14	0.24
Net realized and unrealized gain/(loss)	(0.16)	(0.09)	(0.03)	0.16	(0.16)

Total Income from Investment Operations	0.02	0.05	0.10	0.30	0.08

Less Distributions:
From net investment income	(0.18)	(0.15)	(0.12)	(0.14)	(0.24)
From net capital gains	—	(0.11)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.18)	(0.26)	(0.17)	(0.17)	(0.25)

Net Asset Value, End of Year	$10.21	$10.37	$10.58	$10.65	$10.52

Total Return	0.19%	0.43%	1.03%	2.87%	0.80%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$52,942	$92,642	$199,031	$163,048	$144,635
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.70%[2]	0.70%[3]	0.70%	0.72%	0.69%
After expense waivers and reimbursements	0.70%	0.70%	0.70%	0.68%	0.65%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.71%	1.35%	1.20%	1.30%	2.25%
Portfolio Turnover Rate	251%	252%	309%	253%	208%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.67%
[3]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.

See accompanying notes to financial statements.

Annual Report March 2018 / 192

Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$10.37	$10.58	$10.65	$10.52	$10.69

Income from Investment Operations:
Net investment income[1]	0.20	0.17	0.15	0.15	0.25
Net realized and unrealized gain/(loss)	(0.15)	(0.10)	(0.02)	0.17	(0.15)

Total Income from Investment Operations	0.05	0.07	0.13	0.32	0.10

Less Distributions:
From net investment income	(0.21)	(0.17)	(0.15)	(0.16)	(0.26)
From net capital gains	—	(0.11)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.21)	(0.28)	(0.20)	(0.19)	(0.27)

Net Asset Value, End of Year	$10.21	$10.37	$10.58	$10.65	$10.52

Total Return	0.43%	0.68%	1.28%	3.09%	1.02%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$768,254	$1,064,551	$1,094,444	$1,051,372	$356,129
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.46%	0.45%	0.46%	0.48%[2]	0.46%
After expense waivers and reimbursements	0.46%	0.45%	0.46%	0.48%	0.44%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.97%	1.63%	1.44%	1.38%	2.39%
Portfolio Turnover Rate	251%	252%	309%	253%	208%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.46%.

See accompanying notes to financial statements.

193 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS M
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$8.72	$8.73	$8.81	$8.81	$8.83

Income from Investment Operations:
Net investment income[1]	0.13	0.10	0.10	0.11	0.14
Net realized and unrealized gain/(loss)	(0.09)	(0.00)[2]	(0.08)	(0.00)[2]	(0.01)

Total Income from Investment Operations	0.04	0.10	0.02	0.11	0.13

Less Distributions:
From net investment income	(0.13)	(0.10)	(0.10)	(0.11)	(0.15)
From net capital gains	—	(0.01)	—	—	—

Total Distributions	(0.13)	(0.11)	(0.10)	(0.11)	(0.15)

Net Asset Value, End of Year	$8.63	$8.72	$8.73	$8.81	$8.81

Total Return	0.48%	1.25%	0.22%	1.24%	1.45%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$975,388	$1,284,692	$1,492,411	$1,749,130	$1,918,474
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.62%	0.61%	0.62%	0.62%	0.57%
After expense waivers and reimbursements	0.62%	0.61%	0.62%	0.61%	0.57%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.45%	1.19%	1.16%	1.21%	1.60%
Portfolio Turnover Rate	200%	95%	119%	30%	31%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.

See accompanying notes to financial statements.

Annual Report March 2018 / 194

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$8.72	$8.73	$8.81	$8.81	$8.83

Income from Investment Operations:
Net investment income[1]	0.15	0.12	0.12	0.13	0.16
Net realized and unrealized gain/(loss)	(0.08)	(0.00)[2]	(0.08)	(0.00)[2]	(0.02)

Total Income from Investment Operations	0.07	0.12	0.04	0.13	0.14

Less Distributions:
From net investment income	(0.15)	(0.12)	(0.12)	(0.13)	(0.16)
From net capital gains	—	(0.01)	—	—	—

Total Distributions	(0.15)	(0.13)	(0.12)	(0.13)	(0.16)

Net Asset Value, End of Year	$8.64	$8.72	$8.73	$8.81	$8.81

Total Return	0.81%	1.46%	0.44%	1.46%	1.64%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$1,685,415	$1,816,633	$1,915,270	$1,915,434	$1,695,160
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.40%	0.40%	0.39%	0.39%	0.37%
After expense waivers and reimbursements	0.40%	0.40%	0.39%	0.39%	0.37%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.68%	1.40%	1.39%	1.42%	1.78%
Portfolio Turnover Rate	200%	95%	119%	30%	31%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.

See accompanying notes to financial statements.

195 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND ADMINISTRATIVE CLASS
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$11.27	$11.27	$11.37	$11.38	$11.41

Income from Investment Operations:
Net investment income[1]	0.15	0.12	0.12	0.12	0.14
Net realized and unrealized gain/(loss)	(0.10)	0.01	(0.11)	(0.00)[2]	—

Total Income from Investment Operations	0.05	0.13	0.01	0.12	0.14

Less Distributions:
From net investment income	(0.16)	(0.12)	(0.11)	(0.13)	(0.17)
From net capital gains	—	(0.01)	—	—	—

Total Distributions	(0.16)	(0.13)	(0.11)	(0.13)	(0.17)

Net Asset Value, End of Year	$11.16	$11.27	$11.27	$11.37	$11.38

Total Return	0.43%	1.22%	0.13%	1.04%	1.21%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$5,374	$7,210	$7,359	$4,599	$3,623
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.72%	0.72%	0.72%	0.72%	0.78%
After expense waivers and reimbursements	0.72%	0.72%	0.72%	0.72%	0.78%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.35%	1.08%	1.07%	1.09%	1.24%
Portfolio Turnover Rate	200%	95%	119%	30%	31%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.

See accompanying notes to financial statements.

Annual Report March 2018 / 196

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS M
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$8.05	$7.99	$8.32	$8.29	$8.32

Income from Investment Operations:
Net investment income[1]	0.25	0.27	0.28	0.18	0.22
Net realized and unrealized gain/(loss)	(0.03)	0.04	(0.33)	0.02	(0.02)

Total Income/(Loss) from Investment Operations	0.22	0.31	(0.05)	0.20	0.20

Less Distributions:
From net investment income	(0.28)	(0.25)	(0.28)	(0.17)	(0.23)

Total Distributions	(0.28)	(0.25)	(0.28)	(0.17)	(0.23)

Net Asset Value, End of Year	$7.99	$8.05	$7.99	$8.32	$8.29

Total Return	2.78%	3.91%	(0.57)%	2.37%	2.42%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$26,420	$44,430	$59,072	$73,453	$73,180
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.45%	2.09%	1.87%	2.41%	2.26%
After expense waivers and reimbursements	2.35%	2.09%	1.87%	2.35%	2.26%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.15%	3.36%	3.46%	2.20%	2.62%
Portfolio Turnover Rate	32%	42%	20%	32%	51%

[1]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

197 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$8.05	$7.98	$8.31	$8.29	$8.32

Income from Investment Operations:
Net investment income[1]	0.27	0.29	0.31	0.20	0.25
Net realized and unrealized gain/(loss)	(0.04)	0.05	(0.33)	—	(0.03)

Total Income/(Loss) from Investment Operations	0.23	0.34	(0.02)	0.20	0.22

Less Distributions:
From net investment income	(0.30)	(0.27)	(0.31)	(0.18)	(0.25)

Total Distributions	(0.30)	(0.27)	(0.31)	(0.18)	(0.25)

Net Asset Value, End of Year	$7.98	$8.05	$7.98	$8.31	$8.29

Total Return	2.90%	4.32%	(0.25)%	2.49%	2.69%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$69,791	$70,556	$61,018	$90,718	$146,485
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.22%	1.84%	1.54%	2.10%	1.99%
After expense waivers and reimbursements	2.10%	1.84%	1.54%	2.10%	1.99%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.40%	3.64%	3.78%	2.37%	3.07%
Portfolio Turnover Rate	32%	42%	20%	32%	51%

[1]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

Annual Report March 2018 / 198

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS M
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$10.57	$10.83	$11.02	$10.68	$10.92

Income from Investment Operations:
Net investment income[1]	0.21	0.18	0.18	0.19	0.29
Net realized and unrealized gain/(loss)	(0.11)	(0.11)	(0.07)	0.38	(0.18)

Total Income from Investment Operations	0.10	0.07	0.11	0.57	0.11

Less Distributions:
From net investment income	(0.21)	(0.18)	(0.18)	(0.20)	(0.29)
From net capital gains	—	(0.15)	(0.12)	(0.03)	(0.06)

Total Distributions	(0.21)	(0.33)	(0.30)	(0.23)	(0.35)

Net Asset Value, End of Year	$10.46	$10.57	$10.83	$11.02	$10.68

Total Return	0.94%	0.70%	0.99%	5.38%	1.07%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$11,617,735	$15,223,666	$16,488,095	$16,558,422	$10,587,362
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.67%	0.67%	0.66%	0.68%	0.62%
After expense waivers and reimbursements	0.67%	0.67%	0.66%	0.68%	0.62%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.96%	1.71%	1.64%	1.79%	2.70%
Portfolio Turnover Rate	291%	313%	303%	246%	255%

[1]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

199 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$10.57	$10.83	$11.01	$10.68	$10.92

Income from Investment Operations:
Net investment income[1]	0.23	0.21	0.20	0.21	0.31
Net realized and unrealized gain/(loss)	(0.11)	(0.11)	(0.06)	0.38	(0.18)

Total Income from Investment Operations	0.12	0.10	0.14	0.59	0.13

Less Distributions:
From net investment income	(0.23)	(0.21)	(0.20)	(0.23)	(0.31)
From net capital gains	—	(0.15)	(0.12)	(0.03)	(0.06)

Total Distributions	(0.23)	(0.36)	(0.32)	(0.26)	(0.37)

Net Asset Value, End of Year	$10.46	$10.57	$10.83	$11.01	$10.68

Total Return	1.17%	0.93%	1.31%	5.54%	1.29%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$47,327,297	$49,013,553	$46,277,563	$40,277,552	$16,023,118
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%	0.44%	0.43%	0.44%	0.40%
After expense waivers and reimbursements	0.44%	0.44%	0.43%	0.44%	0.40%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.19%	1.94%	1.87%	1.94%	2.90%
Portfolio Turnover Rate	291%	313%	303%	246%	255%

[1]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

Annual Report March 2018 / 200

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND ADMINISTRATIVE CLASS
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$10.58	$10.84	$11.02	$10.68	$10.93

Income from Investment Operations:
Net investment income[1]	0.20	0.17	0.16	0.16	0.26
Net realized and unrealized gain/(loss)	(0.11)	(0.11)	(0.06)	0.40	(0.18)

Total Income from Investment Operations	0.09	0.06	0.10	0.56	0.08

Less Distributions:
From net investment income	(0.20)	(0.17)	(0.16)	(0.19)	(0.27)
From net capital gains	—	(0.15)	(0.12)	(0.03)	(0.06)

Total Distributions	(0.20)	(0.32)	(0.28)	(0.22)	(0.33)

Net Asset Value, End of Year	$10.47	$10.58	$10.84	$11.02	$10.68

Total Return	0.83%	0.59%	0.96%	5.25%	0.79%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$975,897	$768,125	$291,168	$281,479	$39,430
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.78%	0.78%	0.78%	0.80%	0.81%
After expense waivers and reimbursements	0.78%	0.78%	0.78%	0.80%	0.81%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.87%	1.62%	1.51%	1.45%	2.47%
Portfolio Turnover Rate	291%	313%	303%	246%	255%

[1]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

201 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND PLAN CLASS
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$9.95	$10.20	$10.38	$10.07	$10.30

Income from Investment Operations:
Net investment income[1]	0.23	0.20	0.20	0.18	0.29
Net realized and unrealized gain/(loss)	(0.11)	(0.10)	(0.07)	0.38	(0.17)

Total Income from Investment Operations	0.12	0.10	0.13	0.56	0.12

Less Distributions:
From net investment income	(0.23)	(0.20)	(0.19)	(0.22)	(0.29)
From net capital gains	—	(0.15)	(0.12)	(0.03)	(0.06)

Total Distributions	(0.23)	(0.35)	(0.31)	(0.25)	(0.35)

Net Asset Value, End of Year	$9.84	$9.95	$10.20	$10.38	$10.07

Total Return	1.18%	1.03%	1.33%	5.60%	1.30%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$18,363,121	$13,687,733	$10,702,029	$7,179,308	$535,236
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.37%	0.37%	0.38%	0.40%	0.39%
After expense waivers and reimbursements	0.37%	0.37%	0.38%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.28%	2.01%	1.93%	1.77%	2.88%
Portfolio Turnover Rate	291%	313%	303%	246%	255%

[1]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

Annual Report March 2018 / 202

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS M
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$4.27	$4.27	$4.29	$4.30	$4.31

Income from Investment Operations:
Net investment income[1]	0.05	0.04	0.03	0.03	0.04
Net realized and unrealized gain/(loss)	(0.02)	0.01	(0.02)	(0.01)	(0.01)

Total Income from Investment Operations	0.03	0.05	0.01	0.02	0.03

Less Distributions:
From net investment income	(0.05)	(0.04)	(0.03)	(0.03)	(0.04)
From net capital gains	—	(0.01)	—	—	—

Total Distributions	(0.05)	(0.05)	(0.03)	(0.03)	(0.04)

Net Asset Value, End of Year	$4.25	$4.27	$4.27	$4.29	$4.30

Total Return	0.68%	1.14%	0.18%	0.42%	0.74%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$50,777	$66,238	$78,212	$69,868	$97,090
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.69%	0.67%	0.68%	0.65%	0.60%
After expense waivers and reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.14%	0.97%	0.66%	0.63%	0.92%
Portfolio Turnover Rate	183%	63%	37%	16%	31%

[1]	Per share numbers have been calculated using the average share method.

See accompanying notes to financial statements.

203 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$4.27	$4.28	$4.30	$4.31	$4.32

Income from Investment Operations:
Net investment income[1]	0.06	0.05	0.04	0.03	0.05
Net realized and unrealized gain/(loss)	(0.01)	(0.00)[2]	(0.03)	(0.00)[2]	(0.01)

Total Income from Investment Operations	0.05	0.05	0.01	0.03	0.04

Less Distributions:
From net investment income	(0.06)	(0.05)	(0.03)	(0.04)	(0.05)
From net capital gains	—	(0.01)	—	—	—

Total Distributions	(0.06)	(0.06)	(0.03)	(0.04)	(0.05)

Net Asset Value, End of Year	$4.26	$4.27	$4.28	$4.30	$4.31

Total Return	1.08%	1.06%	0.34%	0.59%	0.90%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$68,698	$70,744	$74,751	$80,530	$100,622
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.52%	0.49%	0.50%	0.46%	0.43%
After expense waivers and reimbursements	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	1.30%	1.13%	0.83%	0.79%	1.09%
Portfolio Turnover Rate	183%	63%	37%	16%	31%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.

See accompanying notes to financial statements.

Annual Report March 2018 / 204

Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS M
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$11.90	$11.72	$11.95	$11.87	$11.81

Income from Investment Operations:
Net investment income[1]	0.29	0.25	0.23	0.21	0.29
Net realized and unrealized gain/(loss)	(0.03)	0.22	(0.23)	0.08	0.07

Total Income/(Loss) from Investment Operations	0.26	0.47	—	0.29	0.36

Less Distributions:
From net investment income	(0.31)	(0.25)	(0.23)	(0.21)	(0.29)
From net capital gains	(0.02)	(0.04)	—	—	(0.01)

Total Distributions	(0.33)	(0.29)	(0.23)	(0.21)	(0.30)

Net Asset Value, End of Year	$11.83	$11.90	$11.72	$11.95	$11.87

Total Return	2.18%	4.11%	(0.02)%	2.47%	3.09%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$642,999	$1,460,884	$827,053	$738,090	$305,872
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.05%	1.04%[2]	1.04%	1.04%	1.04%
After expense waivers and reimbursements	1.04%	1.04%	1.04%	1.03%	0.99%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.39%	2.13%	1.95%	1.76%	2.46%
Portfolio Turnover Rate	62%	33%	23%	18%	38%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.02%.

See accompanying notes to financial statements.

205 / Annual Report March 2018

Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2016	YEAR ENDED MARCH 31, 2015	YEAR ENDED MARCH 31, 2014

Net Asset Value, Beginning of Year	$11.89	$11.71	$11.94	$11.86	$11.80

Income from Investment Operations:
Net investment income[1]	0.33	0.29	0.27	0.24	0.32
Net realized and unrealized gain/(loss)	(0.04)	0.22	(0.24)	0.08	0.07

Total Income from Investment Operations	0.29	0.51	0.03	0.32	0.39

Less Distributions:
From net investment income	(0.34)	(0.29)	(0.26)	(0.24)	(0.32)
From net capital gains	(0.02)	(0.04)	—	—	(0.01)

Total Distributions	(0.36)	(0.33)	(0.26)	(0.24)	(0.33)

Net Asset Value, End of Year	$11.82	$11.89	$11.71	$11.94	$11.86

Total Return	2.49%	4.43%	0.29%	2.72%	3.34%

Ratios/Supplemental Data:
Net Assets, end of year (in thousands)	$2,627,294	$1,996,550	$1,395,583	$1,299,022	$412,757
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.73%	0.73%	0.73%	0.79%[2]	0.78%
After expense waivers and reimbursements	0.73%	0.73%	0.73%	0.79%	0.75%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	2.77%	2.46%	2.25%	2.00%	2.70%
Portfolio Turnover Rate	62%	33%	23%	18%	38%

[1]	Per share numbers have been calculated using the average share method.
[2]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.76%.

See accompanying notes to financial statements.

Annual Report March 2018 / 206

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.	SUMMARY OF ORGANIZATION

The Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of nine separate portfolios (each a “Fund” and collectively, the “Funds”): Metropolitan West AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”), Metropolitan West Floating Rate Income Fund (the “Floating Rate Income Fund”), Metropolitan West High Yield Bond Fund (the “High Yield Bond Fund”), Metropolitan West Intermediate Bond Fund (the “Intermediate Bond Fund”), Metropolitan West Low Duration Bond Fund (the “Low Duration Bond Fund”), Metropolitan West Strategic Income Fund (the “Strategic Income Fund”), Metropolitan West Total Return Bond Fund (the “Total Return Bond Fund”), Metropolitan West Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and Metropolitan West Unconstrained Bond Fund (the “Unconstrained Bond Fund”). The AlphaTrak 500 Fund commenced investment operations on June 29, 1998 with Class M shares. The Floating Rate Income Fund commenced investment operation on June 28, 2013 with Class M and Class I shares. The High Yield Bond Fund commenced investment operations on September 30, 2002 with Class M shares. Class I was added on March 31, 2003. The Intermediate Bond Fund commenced investment operations on June 28, 2002 with the Class I shares. Class M was added on June 30, 2004. The Low Duration Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000, and the Administrative Class was added on September 22, 2009. The Strategic Income Fund commenced investment operations on June 30, 2003 with Class M shares. Class I was added on March 31, 2004. The Total Return Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000; Administrative Class was added on December 18, 2009; and the Plan Class added on July 31, 2011. The Ultra Short Bond Fund commenced investment operations on June 30, 2003 with the Class M shares. Class I was added on July 31, 2004. The Unconstrained Bond Fund commenced investment operations on September 30, 2011 with Class M and Class I shares. Each Fund is an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ( the “ASC”) No. 946, Financial Services – Investment Companies.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (the “S&P 500 Index”). The Fund combines non-leveraged investments in S&P 500 Index futures contracts and swaps with a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is up to five years.

The Floating Rate Income Fund seeks primarily to maximize current income with a secondary objective of long term capital appreciation.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. This Fund invests in a diversified portfolio of high-yield, fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund will focus on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund will focus on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector- and issue-specific dislocations.

The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund’s dollar-weighted average portfolio maturity will normally exceed one year.

207 / Annual Report March 2018

Notes to Financial Statements (Continued)

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates.

Basis of Consolidation:

The accompanying consolidated financial statements include the account of Metropolitan West HY Sub I, LLC (the “U.S. Subsidiary”), which is wholly owned taxable subsidiary of the High Yield Bond Fund. The U.S. Subsidiary enables the High Yield Bond Fund to hold investments in operating companies and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the U.S. Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statements of Operations for the High Yield Bond Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statements of Operations for the High Yield Bond Fund. The High Yield Bond Fund may invest up to 25% of its total assets in the U.S. Subsidiary. Intercompany accounts and transactions have been eliminated. The U.S. Subsidiary is subject to the same investment policies and restrictions that apply to the High Yield Bond Fund.

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectuses and the Statement of Additional Information, which can be obtained at www.mwamllc.com or by calling (800) 241-4671.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or

Annual Report March 2018 / 208

Notes to Financial Statements (Continued)

persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the year ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

209 / Annual Report March 2018

Notes to Financial Statements (Continued)

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Annual Report March 2018 / 210

Notes to Financial Statements (Continued)

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be Level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in Level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of March 31, 2018, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, corporate bonds and warrants.

211 / Annual Report March 2018

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value March 31, 2018 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$228,000	$—	$—	$228,000
U.S. Treasury Bills	2,917,540	—	—	2,917,540
Long-Term Investments:
Asset-Backed Securities	—	961,146	—	961,146
Bank Loans	—	33,703	32,613	66,316
Corporates	—	7,575,386	—	7,575,386
Mortgage-Backed	—	3,797,373	77,800	3,875,173
Mutual Funds	159,206	—	—	159,206
U.S. Treasury Securities	1,693,228	—	—	1,693,228

Other Financial Instruments *

Liabilities:
Equity contracts	(994,534)	—	—	(994,534)
Foreign currency exchange contracts	—	(15,903)	—	(15,903)

Total	$4,003,440	$12,351,705	$110,413	$16,465,558

*Other financial instruments include foreign currency exchange contracts and futures. Equity contracts include futures.

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$10,838,000	$—	$—	$10,838,000
U.S. Treasury Bills	23,916,459	—	—	23,916,459
Long-Term Investments:
Bank Loans	—	216,428,819	5,584,745	222,013,564
Corporates	—	10,999,180	—	10,999,180
Municipal Bonds	—	438,148	—	438,148

Total	$34,754,459	$227,866,147	$5,584,745	$268,205,351

Annual Report March 2018 / 212

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$11,379,000	$—	$—	$11,379,000
U.S. Treasury Bills	15,153,861	—	—	15,153,861
Long-Term Investments:
Bank Loans	—	60,848,643	3,644,646	64,493,289
Common Stock	1,028,173	—	9,106,394	10,134,567
Corporates	—	473,771,595	1,474,110	475,245,705
Mortgage-Backed	—	268,328	—	268,328
U.S. Treasury Securities	17,674,671	—	—	17,674,671
Warrant	—	—	83,507	83,507

Other Financial Instruments *

Assets:
Interest rate contracts	43,662	—	—	43,662
Liabilities:
Credit contracts	—	(170,557)	—	(170,557)

Total	$45,279,367	$534,718,009	$14,308,657	$594,306,033

*Other financial instruments include swap contracts and futures. Credit contracts include credit default swaps. Interest rate contracts include futures.

213 / Annual Report March 2018

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$—	$7,852,345	$—	$7,852,345
Money Market Funds	2,289,350	—	—	2,289,350
U.S. Treasury Bills	893,994	—	—	893,994
Long-Term Investments:
Asset-Backed Securities	—	66,823,110	—	66,823,110
Bank Loans	—	5,246,712	1,391,498	6,638,210
Common Stock	—	—	136,238	136,238
Corporates	—	387,651,830	—	387,651,830
Mortgage-Backed	—	137,828,234	402,435	138,230,669
Municipal Bonds	—	15,538,801	—	15,538,801
U.S. Treasury Securities	200,370,249	—	—	200,370,249

Other Financial Instruments *

Assets:
Interest rate contracts	334,511	—	—	334,511
Liabilities:
Foreign currency exchange contracts	—	(192,824)	—	(192,824)
Interest rate contracts	(149,943)	—	—	(149,943)

Total	$203,738,161	$620,748,208	$1,930,171	$826,416,540

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Annual Report March 2018 / 214

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$281,191,258	$—	$—	$281,191,258
U.S. Treasury Bills	328,429,035	—	—	328,429,035
Long-Term Investments:
Asset-Backed Securities	—	159,651,871	—	159,651,871
Bank Loans	—	13,344,575	7,723,606	21,068,181
Common Stock	—	—	1,810,517	1,810,517
Corporates	—	988,826,523	—	988,826,523
Mortgage-Backed	—	768,318,099	3,501,547	771,819,646
Municipal Bonds	—	620,586	—	620,586
Purchased Swaptions	—	39,507	—	39,507
U.S. Treasury Securities	707,209,788	—	—	707,209,788

Other Financial Instruments *

Assets:
Interest rate contracts	861,076	—	—	861,076
Liabilities:
Interest rate contracts	(390,292)	(15,219)	—	(405,511)

Total	$1,317,300,865	$1,930,785,942	$13,035,670	$3,261,122,477

*Other financial instruments include futures and written swaptions. Interest rate contracts include futures and written swaptions.

215 / Annual Report March 2018

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$—	$3,667,765	$—	$3,667,765
Money Market Funds	758,000	—	—	758,000
U.S. Agency Discount Notes	—	999,035	—	999,035
U.S. Treasury Bills	2,579,563	—	—	2,579,563
Long-Term Investments:
Asset-Backed Securities	—	12,007,256	211,574	12,218,830
Bank Loans	—	185,977	—	185,977
Corporates	—	32,142,171	—	32,142,171
Mortgage-Backed	—	41,367,960	1,238,386	42,606,346
Municipal Bonds	—	894,537	—	894,537

Other Financial Instruments *

Liabilities:
Foreign currency exchange contracts	—	(62,621)	—	(62,621)
Interest rate contracts	(18,794)	—	—	(18,794)

Total	$3,318,769	$91,202,080	$1,449,960	$95,970,809

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Annual Report March 2018 / 216

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$—	$507,485,974	$—	$507,485,974
Money Market Funds	3,478,303,447	—	—	3,478,303,447
U.S. Agency Discount Notes	—	1,267,351,050	—	1,267,351,050
U.S. Treasury Bills	396,512,672	—	—	396,512,672
Long-Term Investments:
Asset-Backed Securities	—	4,218,147,992	10,392,233	4,228,540,225
Bank Loans	—	537,412,767	24,876,384	562,289,151
Common Stock	1,375,060	—	20,071,951	21,447,011
Corporates	—	25,673,845,401	23,600,001	25,697,445,402
Mortgage-Backed	—	30,471,936,515	16,652,349	30,488,588,864
Municipal Bonds	—	514,939,384	—	514,939,384
U.S. Treasury Securities	18,968,331,000	369,507,132	—	19,337,838,132

Other Financial Instruments *

Assets:
Interest rate contracts	34,098,208	—	—	34,098,208
Liabilities:
Foreign currency exchange contracts	—	(21,112,610)	—	(21,112,610)
Interest rate contracts	(13,531,621)	—	—	(13,531,621)

Total	$22,865,088,766	$63,539,513,605	$95,592,918	$86,500,195,289

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

217 / Annual Report March 2018

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Foreign Government Obligations	$—	$5,643,662	$—	$5,643,662
Money Market Funds	14,629,000	—	—	14,629,000
U.S. Treasury Bills	14,701,056	—	—	14,701,056
Long-Term Investments:
Asset-Backed Securities	—	3,024,614	—	3,024,614
Corporates	—	31,289,261	—	31,289,261
Mortgage-Backed	—	44,283,565	31,324	44,314,889
U.S. Treasury Securities	27,737,215	—	—	27,737,215

Other Financial Instruments *

Assets:
Foreign currency exchange contracts	—	53,541	—	53,541
Interest rate contracts	5,269	—	—	5,269

Total	$57,072,540	$84,294,643	$31,324	$141,398,507

*Other financial instruments include foreign currency exchange contracts and futures. Interest contracts include futures.

Annual Report March 2018 / 218

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$64,546,973	$—	$—	$64,546,973
U.S. Treasury Bills	2,059,076	—	—	2,059,076
Long-Term Investments:
Asset-Backed Securities	—	497,900,267	—	497,900,267
Bank Loans	—	18,225,320	5,782,639	24,007,959
Common Stock	—	—	1,907,774	1,907,774
Corporates	—	1,106,388,744	2,155,066	1,108,543,810
Foreign Government Obligations	—	49,781,619	—	49,781,619
Mortgage-Backed	—	1,439,451,908	38,334,680	1,477,786,588
Municipal Bonds	—	20,268,897	—	20,268,897

Other Financial Instruments *

Assets:
Foreign currency exchange contracts	—	3,826,394	—	3,826,394
Interest rate contracts	1,032,557	—	—	1,032,557
Liabilities:
Foreign currency exchange contracts	—	(3,367,634)	—	(3,367,634)
Interest rate contracts	(2,130,510)	—	—	(2,130,510)

Total	$65,508,096	$3,132,475,515	$48,180,159	$3,246,163,770

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

219 / Annual Report March 2018

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred from Level 1 to Level 2 or from Level 2 to Level 1 for the year ended March 31, 2018.

For the year ended March 31, 2018, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$74,930	$66,570
Accrued discounts/premiums	(58)	(7,898)
Realized (loss)	(95)	—
Change in unrealized appreciation/(depreciation)*	173	(6,664)
Purchases	19	25,792
Sales	(42,356)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of March 31, 2018	$32,613	$77,800

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $(3,839) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2017	$14,643,546
Accrued discounts/premiums	11,809
Realized (loss)	(785,550)
Change in unrealized appreciation*	549,465
Purchases	1,967,548
Sales	(10,802,073)
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of March 31, 2018	$5,584,745

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $61,068 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

Annual Report March 2018 / 220

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT

Balance as of April 1, 2017	$13,314,153	$767,223	$13,153,506	$346,020
Accrued discounts/premiums	17,527	—	5,685	—
Realized gain/(loss)	(2,137,509)	444,505	2,782	—
Change in unrealized appreciation/(depreciation)*	1,019,043	(2,457,945)	6,814	(212,392)
Purchases	1,027,335	—	494,028	—
Sales	(9,595,903)	(738,707)	(1,097,387)	(50,121)
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—
Other***	—	11,091,318	(11,091,318)	—

Balance as of March 31, 2018	$3,644,646	$9,106,394	$1,474,110	$83,507

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $120,426 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

*** Certain Level 3 investments were re-classified between Corporates and Common Stock during the year ended March 31, 2018.

INTERMEDIATE BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$3,197,008	$—	$176,099	$538,763
Accrued discounts/premiums	993	—	—	(23,538)
Realized gain/(loss)	1,568	—	—	(3,465)
Change in unrealized (depreciation)*	(871)	(39,861)	—	(109,325)
Purchases	—	—	—	—
Sales	(1,807,200)	—	—	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—
Other***	—	176,099	(176,099)	—

Balance as of March 31, 2018	$1,391,498	$136,238	$—	$402,435

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $(113,430) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

*** Certain Level 3 investments were re-classified between Corporates and Common Stock during the year ended March 31, 2018.

221 / Annual Report March 2018

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2017	$17,006,597	$—	$2,370,677	$4,397,060
Accrued discounts/premiums	(1,116)	—	—	(97,402)
Realized (loss)	(146,170)	—	—	—
Change in unrealized appreciation/(depreciation)*	273,335	(560,160)	—	(798,111)
Purchases	—	—	—	—
Sales	(9,409,040)	—	—	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—
Other***	—	2,370,677	(2,370,677)	—

Balance as of March 31, 2018	$7,723,606	$1,810,517	$—	$3,501,547

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $(524,776) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

*** Certain Level 3 investments were re-classified between Corporates and Common Stock during the year ended March 31, 2018.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2017	$266,936	$1,362,818
Accrued discounts/premiums	341	22,105
Realized (loss)	—	(614)
Change in unrealized (depreciation)*	(55,703)	(412,302)
Purchases	—	266,379
Sales	—	—
Corporate action	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of March 31, 2018	$211,574	$1,238,386

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $(419,659) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

Annual Report March 2018 / 222

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2017	$16,341,472	$55,094,852	$—	$38,276,920	$20,753,697
Accrued discounts/premiums	—	48,000	—	(39,744)	(939,272)
Realized (loss)	—	(152,750)	(432)	—	—
Change in unrealized appreciation/(depreciation)*	(5,949,239)	(235,695)	(5,938,775)	174,289	(3,162,076)
Purchases	—	9,109,138	—	12,316,604	—
Sales	—	(38,987,161)	(228)	(1,116,682)	—
Transfers into Level 3**	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—
Other***	—	—	26,011,386	(26,011,386)	—

Balance as of March 31, 2018	$10,392,233	$24,876,384	$20,071,951	$23,600,001	$16,652,349

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $(9,172,721) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

*** Certain Level 3 investments were re-classified between Corporates and Common Stock during the year ended March 31, 2018.

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$40,509
Accrued discounts/premiums	(4,990)
Realized (loss)	(1,268)
Change in unrealized (depreciation)*	(2,927)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of March 31, 2018	$31,324 ***

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $(4,118) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

*** As of September 30, 2017 and March 31, 2018, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

223 / Annual Report March 2018

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2017	$11,393,267	$—	$2,473,774	$43,466,613
Accrued discounts/premiums	15,082	—	(6,518)	(1,591,285)
Realized (loss)	(233,458)	(39)	(5,944)	(353,851)
Change in unrealized appreciation/(depreciation)*	406,869	(565,940)	(5,514)	(9,929,811)
Purchases	675,795	—	2,217,141	9,008,681
Sales	(6,474,916)	(21)	(44,099)	(2,265,667)
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—
Other***	—	2,473,774	(2,473,774)	—

Balance as of March 31, 2018	$5,782,639	$1,907,774	$2,155,066	$38,334,680	****

* The change in unrealized appreciation/(depreciation) on securities still held at March 31, 2018 was $(8,601,825) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the year ended March 31, 2018.

*** Certain Level 3 investments were re-classified between Corporates and Common Stock during the year ended March 31, 2018.

**** As of March 31, 2018, Master Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

Significant unobservable valuations inputs for Level 3 investments as of March 31, 2018, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$32,613	Third-party Vendor	Vendor Prices	$99.91	$99.91
Mortgage-Backed Securities - Commercial Mortgage-Backed	$32,633	Third-party Vendor	Vendor Prices	0.59 - 6.01	4.39
Mortgage-Backed Securities-Non Agency	$45,167	Third-party Vendor	Vendor Prices	1.36	1.36

FLOATING RATE INCOME FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$5,584,745	Third-party Vendor	Vendor Prices	$86.30 - $100.74	$97.18

HIGH YIELD BOND FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$3,644,646	Third-party Vendor	Vendor Prices	90.20 - 94.50	$93.34
Common Stock	$9,106,394	Broker Quote	Offered Quote	13.50 - 48.75	17.45
Corporate Securities	$1,474,110	Third-party Vendor	Vendor Prices	52.88 - 108.00	81.68
Warrant	$83,507	Third-party Vendor	Vendor Prices	5.50 - 6.50	6.37

Annual Report March 2018 / 224

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,391,498	Third-party Vendor	Vendor Prices	$99.91	$99.91
Common Stock	$136,238	Third-party Vendor	Vendor Prices	17.00	17.00
Mortgage-Backed Securities-Commercial Mortgage-Backed	$402,435	Third-party Vendor	Vendor Prices	6.19	6.19

LOW DURATION BOND FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$7,723,606	Third-party Vendor	Vendor Prices	$86.30 - $99.91	$97.82
Common Stock	$1,810,517	Broker Quote	Offered Quote	17.00	17.00
Mortgage-Backed Securities-Commercial Mortgage-Backed	$1,113,118	Third-party Vendor	Vendor Prices	6.19	6.19
Mortgage-Backed Securities-Non-Agency	$2,388,429	Third-party Vendor	Vendor Prices	1.81	1.81

STRATEGIC INCOME FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$211,574	Benchmark Pricing	Offered Quote	$18.36 - $37.00	$29.38
Mortgage-Backed Securities-Commercial Mortgage Backed	$1,044,351	Third-party Vendor	Vendor Prices	0.55 - 7.04	4.21
Mortgage-Backed Securities-Non-Agency	$194,035	Third-party Vendor	Vendor Prices	11.44	11.44

TOTAL RETURN BOND FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$10,392,233	Benchmark Pricing	Offered Quote	$35.00 - $37.00	$35.93
Bank Loans	$24,876,384	Third-party Vendor	Vendor Prices	90.20 - 99.91	97.05
Common Stock	$20,071,951	Broker Quote	Offered Quote	17.00	17.00
Corporate Securities	$23,600,001	Third-party Vendor	Vendor Prices	113.07	113.07
Mortgage-Backed Securities-Commercial Mortgage-Backed	$4,651	Third-party Vendor	Vendor Prices	0.12	0.12
Mortgage-Backed Securities-Non-Agency	$16,647,698	Third-party Vendor	Vendor Prices	0.91 - 3.07	2.06

ULTRA SHORT BOND FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Non-Agency	$31,324	Third-party Vendor	Vendor Prices	$0.00 - $1.36	$1.36

225 / Annual Report March 2018

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	FAIR VALUE AT 3/31/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$5,782,639	Third-party Vendor	Vendor Prices	$86.30 - $99.91	$93.11
Common Stock	$1,907,774	Broker Quote	Offered Quote	17.00	17.00
Corporate Securities	$2,155,066	Third-party Vendor	Vendor Prices	113.07	113.07
Mortgage-Backed Securities-Commercial Mortgage-Backed	$38,205,136	Third-party Vendor	Vendor Prices	2.08 - 7.04	5.09
Mortgage-Backed Securities-Non-Agency	$129,544	Third-party Vendor	Vendor Prices	0.00 - 11.44	9.10

*The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Adviser’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Trust’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2018:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES

	ASSET	LIABILITY
DERIVATIVE TYPE	DERIVATIVES	DERIVATIVES

Interest rate contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received on swap contracts
	Receivable for daily variation margin	Payable for daily variation margin
	Investments, at value	Options written
Credit contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts
Equity contracts	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Premiums paid for swap contracts	Premiums received for swap contracts
	Receivable for daily variation margin	Payable for daily variation margin
	—	Options written
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
	—	Options written

Annual Report March 2018 / 226

Notes to Financial Statements (Continued)

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of March 31, 2018:

		ASSET DERIVATIVE INVESTMENTS

	ALPHATRAK	FLOATING RATE	HIGH YIELD	INTERMEDIATE
	500 FUND	INCOME FUND	BOND FUND	BOND FUND

Interest contracts:
Futures[1]	$—	$—	$ 43,662	$334,511
Credit contracts:
Swaps	—	—	137,970	—
Total	$—	$—	$181,632	$334,511

		ASSET DERIVATIVE INVESTMENTS

	LOW DURATION	STRATEGIC	TOTAL RETURN	ULTRA SHORT	UNCONSTRAINED
	BOND FUND	INCOME FUND	BOND FUND	BOND FUND	BOND FUND

Interest contracts:
Futures[1]	$861,076	$—	$34,098,208	$5,269	$1,032,557
Swaptions purchased	39,507	—	—	—	—
Foreign currency exchange contracts:
Forwards	—	—	—	53,541	3,826,394
Total	$900,583	$—	$34,098,208	$58,810	$4,858,951

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

	LIABILITY DERIVATIVE INVESTMENTS

	ALPHATRAK	FLOATING RATE	HIGH YIELD	INTERMEDIATE
	500 FUND	INCOME FUND	BOND FUND	BOND FUND

Credit contracts:
Swaps	$ —	$—	$(308,527)	$ —
Equity contracts:
Futures[1]	(994,534)	—	—	—
Interest contracts:
Futures[1]	—	—	—	(149,943)
Foreign currency exchange contracts:
Forwards	(15,903)	—	—	(192,824)
Total	$(1,010,437)	$—	$(308,527)	$(342,767)

		LIABILITY DERIVATIVE INVESTMENTS

	LOW DURATION	STRATEGIC	TOTAL RETURN	ULTRA SHORT	UNCONSTRAINED
	BOND FUND	INCOME FUND	BOND FUND	BOND FUND	BOND FUND

Interest contracts:
Futures[1]	$(390,292)	$(18,794)	$(13,531,621)	$—	$(2,130,510)
Swaptions written	(15,219)	—	—	—	—
Foreign currency exchange contracts:
Forwards	—	(62,621)	(21,112,610)	—	(3,367,634)

Total	$(405,511)	$(81,415)	$(34,644,231)	$—	$(5,498,144)

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

227 / Annual Report March 2018

Notes to Financial Statements (Continued)

The following is a summary of the Funds’ realized gain/(loss) and change in unrealized appreciation/(depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2018:

	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	ALPHATRAK	FLOATING RATE	HIGH YIELD	INTERMEDIATE
	500 FUND	INCOME FUND	BOND FUND	BOND FUND

Credit contracts:
Swaps	$—	$—	$(342,903)	$(2,950)
Equity contracts:
Futures	3,174,219	—	—	—
Interest contracts:
Futures	—	—	—	(2,526,347)
Foreign currency exchange contracts	(6,862)	(248,385)	39,204	(1,645,443)
Foreign currency transactions	24,336	72,252	162,395	2,202,849

Total	$3,191,693	$(176,133)	$(141,304)	$(1,971,891)

	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	LOW DURATION	STRATEGIC	TOTAL RETURN	ULTRA SHORT	UNCONSTRAINED
	BOND FUND	INCOME FUND	BOND FUND	BOND FUND	BOND FUND

Interest contracts:
Futures	$(10,274,262)	$139,483	$(174,662,125)	$(39,123)	$(803,473)
Options and swaptions written	—	—	(10,077,838)	—	—
Swap contracts	(9,611)	—	(211,047)	—	—
Foreign currency exchange contracts	(7,319,970)	(290,700)	(185,145,516)	(103,705)	(6,090,960)
Foreign currency transactions	9,117,755	356,690	238,483,374	128,330	8,041,547

Total	$(8,486,088)	$205,473	$(131,613,152)	$(14,498)	$1,147,114

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	ALPHATRAK	FLOATING RATE	HIGH YIELD	INTERMEDIATE
	500 FUND	INCOME FUND	BOND FUND	BOND FUND

Credit contracts:
Swaps	$—	$—	$189,121	$—
Equity contracts:
Futures[1]	(888,052)	—	—	—
Interest contracts:
Futures[1]	—	—	43,662	(154,594)
Foreign currency exchange contracts	—	249,599	(113,833)	935,879
Foreign currency transactions	(15,903)	—	—	604

Total	$(903,955)	$249,599	$118,950	$781,889

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

Annual Report March 2018 / 228

Notes to Financial Statements (Continued)

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	LOW DURATION	STRATEGIC	TOTAL RETURN	ULTRA SHORT	UNCONSTRAINED
	BOND FUND	INCOME FUND	BOND FUND	BOND FUND	BOND FUND

Interest contracts:
Futures[1]	$(31,634)	$(11,461)	$3,248,240	$5,269	$(1,305,168)
Options and swaptions written	36,150	—	(2,946,000)	—	—
Foreign currency exchange contracts	3,444,478	46,012	33,772,709	101,147	3,228,745
Foreign currency transactions	1,572	—	45,109	—	—

Total	$3,450,566	$34,551	$34,120,058	$106,416	$1,923,577

1Includes cumulative appreciation/(depreciation) of financial futures contracts as reported in the Schedule of Portfolio Investments.

	AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]

	ALPHATRAK	FLOATING RATE	HIGH YIELD	INTERMEDIATE
	500 FUND	INCOME FUND	BOND FUND	BOND FUND

Financial futures contracts:
Average number of contracts purchased	148	—	79	1,323
Average number of contracts sold		—	—	162
Average value of contracts purchased	$371,986	$—	$10,916	$459,255
Average value of contracts sold	$—	$—	$—	$84,949
Credit default swaps:
Average number of contracts - buy protection	—	—	3	—
Average notional value - buy protection	$—	$—	$19,750,000	$—
Interest rate swaps:
Average number of contracts - pays fixed rate	—	—	—	1
Average notional value - pays fixed rate	$—	$—	$—	$1,445,000
Foreign currency exchange contracts:
Average number of contracts sold	1	1	1	2
Average value of contracts sold	$4,647	$71,297	$51,282	$290,361

229 / Annual Report March 2018

Notes to Financial Statements (Continued)

	AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]

	LOW DURATION	STRATEGIC	TOTAL RETURN	ULTRA SHORT	UNCONSTRAINED
	BOND FUND	INCOME FUND	BOND FUND	BOND FUND	BOND FUND

Financial futures contracts:
Average number of contracts purchased	4,176	$—	84,159	11	850
Average number of contracts sold	424	54	13,353	—	773
Average value of contracts purchased	$1,209,244	$—	$30,889,191	$1,382	$497,808
Average value of contracts sold	$222,623	$32,113	$6,857,445	$—	$1,522,679
Written options:
Average number of contracts	—	—	1	—	—
Average notional value	$—	$—	$2,593,266	$—	$—
Interest rate swaps:
Average number of contracts - pays fixed rate	1	—	1	—	—
Average notional value - pays fixed rate	$3,842,500	$—	$104,350,000	$—	$—
Written swaptions:
Average number of contracts	1	—	—	—	—
Average notional value	$540,000	$—	$—	$—	$—
Foreign currency exchange contracts:
Average number of contracts sold	2	3	4	2	3
Average value of contracts sold	$900,354	$47,638	$17,768,669	$37,254	$1,112,677

1Amounts disclosed represent the volume of derivative contracts for the year ended March 31, 2018.

Counterparty Credit Risk:

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Annual Report March 2018 / 230

Notes to Financial Statements (Continued)

Collateral requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Funds disclose in the Statements of Assets and Liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements.

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund .

		ALPHATRAK 500 FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[4]
Goldman Sachs International
Foreign Currency Exchange Contracts	$15,903	$—	$—	$15,903

Total Goldman Sachs International	15,903	—	—	15,903

Total	$15,903	$—	$—	$15,903

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable from the counterparty in the event of default.

231 / Annual Report March 2018

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

		HIGH YIELD BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Goldman Sachs International Swap agreements	$ 63,296	$—	$ 63,296	$—

Total Goldman Sachs International	63,296	—	63,296	—

Morgan Stanley Capital Services LLC
Swap agreements	$ 74,674	$—	$ 74,674	$—

Total Morgan Stanley Capital Services LLC	74,674	—	74,674	—

Total	$137,970	$—	$137,970	$—
1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

		HIGH YIELD BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[4]
Goldman Sachs International Swap agreements	$147,592	$—	$ (63,296)	$ 84,296

Total Goldman Sachs International	147,592	—	(63,296)	84,296

Morgan Stanley Capital Services LLC
Swap agreements	$160,935	$—	$ (74,674)	$ 86,261

Total Morgan Stanley Capital Services LLC	160,935	—	(74,674)	86,261

Total	$308,527	$—	$(137,970)	$170,557

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable from the counterparty in the event of default.

Annual Report March 2018 / 232

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	INTERMEDIATE BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[4]
Goldman Sachs International
Foreign Currency Exchange Contracts	$192,824	$(192,824)	$—	$—

Total Goldman Sachs International	192,824	(192,824)	—	—

Total	$192,824	$(192,824)	$—	$—

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable to the counterparty in the event of default.

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	LOW DURATION BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International Swaptions	$39,507	$—	$(15,219)	$24,288

Total Goldman Sachs International	39,507	—	(15,219)	24,288

Total	$39,507	$—	$(15,219)	$24,288

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	LOW DURATION BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[4]
Goldman Sachs International Swaptions	$15,219	$—	$(15,219)	$—

Total Goldman Sachs International	15,219	—	(15,219)	—

Total	$15,219	$—	$(15,219)	$—

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable to the counterparty in the event of default.

233 / Annual Report March 2018

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	STRATEGIC INCOME FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[4]
Goldman Sachs International

Foreign Currency Exchange Contracts	$62,621	$—	$—	$62,621

Total Goldman Sachs International	62,621	—	—	62,621

Total	$62,621	$—	$—	$62,621

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	TOTAL RETURN BOND FUND
COUNTERPARTY	GROSS LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	(ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF LIABILITIES[4]
Bank of America, NA

Foreign Currency Exchange Contracts	$21,112,610	$(21,112,610)	$—	$—

Total Bank of America, NA	21,112,610	(21,112,610)	—	—

Total	$21,112,610	$(21,112,610)	$—	$—

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable to the counterparty in the event of default.

Annual Report March 2018 / 234

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative assets counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	ULTRA SHORT BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International
Foreign Currency Exchange Contracts	$53,541	$—	$—	$53,541

Total Goldman Sachs International	53,541	—	—	53,541

Total	$53,541	$—	$—	$53,541

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents the Fund’s OTC derivative assets counterparty net of amounts available for offset under an ISDA Master agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	UNCONSTRAINED BOND FUND

COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Goldman Sachs International
Foreign Currency Exchange Contracts	$3,826,394	$—	$(3,367,634)	$458,760

Total Goldman Sachs International	3,826,394	—	(3,367,634)	458,760

Total	$3,826,394	$—	$(3,367,634)	$458,760

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

235 / Annual Report March 2018

Notes to Financial Statements (Continued)

The following table presents the Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of March 31, 2018, are as follows:

	UNCONSTRAINED BOND FUND

COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[3]	DERIVATIVE (ASSETS)/LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[4]
Goldman Sachs International
Foreign Currency Exchange Contracts	$3,367,634	$—	$3,367,634	$—

Total Goldman Sachs International	3,367,634	—	3,367,634	—

Total	$3,367,634	$—	$3,367,634	$—

3Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

4Represents the net amount payable from the counterparty in the event of default.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

Annual Report March 2018 / 236

Notes to Financial Statements (Continued)

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the year ended March 31, 2018, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At March 31, 2018, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended March 31, 2018, the Funds did not receive any in-kind payments with respect to PIK securities.

237 / Annual Report March 2018

Notes to Financial Statements (Continued)

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of March 31, 2018, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements held on March 31, 2018.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options- The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is

Annual Report March 2018 / 238

Notes to Financial Statements (Continued)

Included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of March 31, 2018, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

239 / Annual Report March 2018

Notes to Financial Statements (Continued)

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2018, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At March 31, 2018, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At March 31, 2018, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

Annual Report March 2018 / 240

Notes to Financial Statements (Continued)

4.	RISK CONSIDERATIONS

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Funds’ investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

241 / Annual Report March 2018

Notes to Financial Statements (Continued)

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime - Any asset-backed bond whose collateral was residential mortgages were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A - Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ Statements of Assets and Liabilities.

5.	SECURITIES TRANSACTIONS

Investment transactions for the year ended March 31, 2018, excluding U.S. government and short-term investments, were as follows:

PORTFOLIO	PURCHASES	SALES
AlphaTrak 500 Fund	$11,829,848	$11,658,086
Floating Rate Income Fund	280,723,652	253,398,579
High Yield Bond Fund	1,104,664,777	1,307,054,369
Intermediate Bond Fund	152,087,520	202,970,701
Low Duration Bond Fund	621,308,853	592,039,959
Strategic Income Fund	25,212,844	37,289,061
Total Return Bond Fund	20,037,150,281	15,368,644,500
Ultra Short Bond Fund	18,861,402	26,416,687
Unconstrained Bond Fund	1,461,881,874	1,371,836,392

Purchases include the Total Return Bond Fund, Strategic Income Fund and Unconstrained Bond Fund’s purchase of certain securities from affiliated investment accounts for a total of $74,239,698, $315,971 and $1,017,087, respectively. Sales include the Low Duration Bond Fund for a total of $5,519,604 and a realized gain of $177,313. These trades are in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

Investment transactions in U.S. government securities for the year ended March 31, 2018 were as follows:

PORTFOLIO	PURCHASES	SALES
AlphaTrak 500 Fund	$4,775,008	$5,458,390
Floating Rate Income Fund	—	—
High Yield Bond Fund	97,287,989	99,092,426
Intermediate Bond Fund	2,366,279,200	2,550,233,790
Low Duration Bond Fund	4,718,359,449	4,950,931,295
Strategic Income Fund	4,585,080	3,995,897
Total Return Bond Fund	212,686,926,671	211,387,455,530
Ultra Short Bond Fund	181,975,279	187,755,314
Unconstrained Bond Fund	642,028,474	724,845,066

Annual Report March 2018 / 242

Notes to Financial Statements (Continued)

Investment transactions in the shares of affiliated issuers for the year ended March 31, 2018 were as follows:

	VALUE AT BEGINNING OF PERIOD	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF PERIOD	REALIZED GAIN/ LOSS	CHANGE IN UNREALIZED APP/DEP

Total Return
Homer City Holdings LLC	$—	$65,188,100	$228	$—	$20,071,951	$(432)	$(45,115,489)

High Yield
Homer City Holdings LLC	—	27,172,051	79	—	8,549,436	(150)	(18,622,385)

6.	INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the Floating Rate Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Low Duration Bond Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.55%, 0.50%, 0.35%, 0.30%, 0.35%, 0.25% and 0.65%, respectively, of each Fund’s average daily net assets. The Adviser charges the Strategic Income Fund a basic fee of 1.20% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.70% of the Fund’s average daily net assets for the relevant 12-month performance period), depending on whether, and to what extent, the investment performance of the Strategic Income Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the ICE BofAML 3-Month U.S. Treasury Bill Index over the same period. Under this agreement, the basic fee was increased by 0.68% resulting in $1,983,006 of total management fees for the year ended March 31, 2018. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund’s average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund’s average daily net assets for the relevant three-month performance period), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund before management fees, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index, plus an annualized margin of 1.00% over the same period. Under this agreement, the basic fee was decreased by 0.34% resulting in $3,075 total management fees for the year ended March 31, 2018.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses, (excluding interest, taxes, brokerage commissions, short sales dividend expense, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) as described in the table below. The operating expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap at both the time of the waiver and the recoupment. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year.

Investment advisory fees and related contractual expense limitations for the year ended March 31, 2018, were as follows:

	INVESTMENT ADVISORY FEE RATE				CONTRACTUAL EXPENSE LIMITATION[1]
PORTFOLIO	CLASS M	CLASS I	ADMINISTRATIVE CLASS	PLAN CLASS	CLASS M	CLASS I	ADMINISTRATIVE CLASS	PLAN CLASS
AlphaTrak 500 Fund	0.00%-0.70%	N/A	N/A	N/A	0.90%	N/A	N/A	N/A
Floating Rate Income Fund	0.55%	0.55%	N/A	N/A	0.90%	0.70%	N/A	N/A
High Yield Bond Fund	0.50%	0.50%	N/A	N/A	0.85%	0.60%	N/A	N/A
Intermediate Bond Fund	0.35%	0.35%	N/A	N/A	0.70%	0.49%	N/A	N/A
Low Duration Bond Fund	0.30%	0.30%	0.30%	N/A	0.63%	0.44%	0.83%	N/A
Strategic Income Fund	0.50%-1.90%	0.50%-1.90%	N/A	N/A	2.35%	2.10%	N/A	N/A
Total Return Bond Fund	0.35%	0.35%	0.35%	0.35%	0.70%	0.49%	0.90%	0.39%
Ultra Short Bond Fund	0.25%	0.25%	N/A	N/A	0.50%	0.34%	N/A	N/A
Unconstrained Bond Fund	0.65%	0.65%	N/A	N/A	1.04%	0.80%	N/A	N/A

1The Adviser has agreed not to reduce or discontinue this contractual expense limitation until July 31, 2018, unless approved by the Board.

243 / Annual Report March 2018

Notes to Financial Statements (Continued)

At March 31, 2018, the balance of recoupable expenses with expiration dates for the Funds were as follows:

PORTFOLIO	2018	2019	2020	2021	TOTAL
AlphaTrak 500 Fund	$108,127	$120,243	$131,176	$—	$359,546
Floating Rate Income Fund	83,121	60,249	101,217	69,036	313,623
High Yield Bond Fund	785,013	173,972	239,308	252,493	1,450,786
Intermediate Bond Fund	34,661	—	—	—	34,661
Strategic Income Fund	—	—	—	117,930	117,930
Ultra Short Bond Fund	255,028	256,571	227,293	233,733	972,625
Unconstrained Bond Fund	—	—	—	194,740	194,740

Total	$1,265,950	$611,035	$698,994	$867,932	$3,443,911

During the year ended March 31, 2018, the Adviser recouped $4,191 from the AlphaTrak 500 Fund and $19,220 from the Intermediate Bond Fund.

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Each of the independent trustees receives an annual retainer of $120,000 and $10,000 for each meeting of the Board attended. The chairman of the Board receives an annual retainer of $170,000. The respective chairman of the Audit Committee and the Nominating Committee each receive additional annual retainer of $34,000 and $17,000, respectively. The Trust has an unfunded, nonqualified deferred compensation plan (the “Plan”) for certain eligible Trustees. The Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be paid out in a single sum in cash or a maximum of 10 annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Plan are recorded in Trustees’ fees and expenses in the Statements of Operations.

7.	SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN

The Trust has a Share Marketing Plan (or the “Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the Ultra Short Bond Fund, the Low Duration Bond Fund, the Intermediate Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, the Unconstrained Bond Fund, the Floating Rate Income Fund, the Strategic Income Fund, and the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Under the Plan, the Trust pays Foreside Funds Distributor LLC, as the Trust’s distribution coordinator, an annual fee up to 0.25% of the particular Fund’s average daily net assets attributable to Class M shares and Administrative Class shares to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the year ended March 31, 2018. The Alpha Trak 500 Fund is currently not incurring Rule 12b-1 fees. The Adviser has contractually agreed, through July 31, 2018, to pay the distribution expenses of the Alpha Trak 500 Fund out of its own resources.

The Funds’ Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

The Board of Trustees has approved a Supplemental Administration Agreement, dated and effective as of July 29, 2015, between the Adviser and the Trust. The Supplemental Administration Agreement provides for payment to the Adviser for a variety of supplemental administrative services either not provided by BNY Mellon Investment Servicing (US) Inc., the Funds’ administrator, or services related to additional support or review and supervision of the administrator’s services. The fee payable under this Agreement is an amount set from time to time by the Board of Trustees, which may not exceed $650,000 annually for all Funds. To date, no fees have been charged or paid under the Agreement.

Annual Report March 2018 / 244

Notes to Financial Statements (Continued)

8.	COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss)by investment as of March 31, 2018:

UNFUNDED COMMITMENTS	MATURITY		AMOUNT	UNREALIZED GAIN
PlayCore, Inc., Delayed-Draw Term Loan, 1st Lien	September	2024	$59,896	$ 521
WorldStrides, Delayed-Draw Term Loan B, 1st Lien	December	2024	77,038	1,141
Spectrum Holdings III Corp., Delayed-Draw Term Loan, 1st Lien	January	2025	45,187	244
Romulus Merger Sub, LLC, Delayed-Draw Term Loan, 1st Lien	February	2025	450,427	(4,118)
Carlisle FoodService Products, Inc., Delayed-Draw Term Loan, 1st Lien	March	2025	91,967	(58)
Total Unfunded Commitments			$724,515	$(2,270)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

9.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

	ALPHATRAK FUND
	CLASS M	CLASS M
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	2,314,322	333,047

Shares sold	1,580,421	2,310,463
Shares issued through reinvestment of distributions	17,635	10,153
Shares redeemed	(2,093,128)	(339,341)

Net increase/(decrease) in fund shares	(495,072)	1,981,275

Shares outstanding at end of year	1,819,250	2,314,322

	FLOATING RATE INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	2,491,449	837,086	20,507,647	14,232,960

Shares sold	1,285,551	2,200,959	4,790,545	6,681,676
Shares issued through reinvestment of distributions	68,549	42,403	817,832	603,566
Shares redeemed	(2,274,570)	(588,999)	(2,467,951)	(1,010,555)

Net increase/(decrease) in fund shares	(920,470)	1,654,363	3,140,426	6,274,687

Shares outstanding at end of year	1,570,979	2,491,449	23,648,073	20,507,647

245 / Annual Report March 2018

Notes to Financial Statements (Continued)

	HIGH YIELD BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	35,874,114	54,778,695	55,451,183	62,970,316

Shares sold	3,456,370	10,909,864	13,075,188	19,143,693
Shares issued through reinvestment of distributions	971,536	1,500,091	1,637,526	2,036,355
Shares redeemed	(18,211,035)	(31,314,536)	(28,968,572)	(28,699,181)

Net (decrease) in fund shares	(13,783,129)	(18,904,581)	(14,255,858)	(7,519,133)

Shares outstanding at end of year	22,090,985	35,874,114	41,195,325	55,451,183

	INTERMEDIATE BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	8,930,814	18,812,209	102,657,569	103,485,612

Shares sold	1,015,450	3,266,897	17,352,718	24,908,245
Shares issued through reinvestment of distributions	115,749	314,339	1,844,006	2,712,782
Shares redeemed	(4,878,778)	(13,462,631)	(46,616,131)	(28,449,070)

Net (decrease) in fund shares	(3,747,579)	(9,881,395)	(27,419,407)	(828,043)

Shares outstanding at end of year	5,183,235	8,930,814	75,238,162	102,657,569

	LOW DURATION BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	147,299,850	171,038,365	208,222,371	219,424,752

Shares sold	10,695,919	20,668,122	59,084,070	75,031,888

Shares issued through reinvestment of distributions	1,935,913	2,099,437	3,285,628	2,964,648
Shares redeemed	(46,960,339)	(46,506,074)	(75,441,933)	(89,198,917)

Net (decrease) in fund shares	(34,328,507)	(23,738,515)	(13,072,235)	(11,202,381)

Shares outstanding at end of year	112,971,343	147,299,850	195,150,136	208,222,371

Annual Report March 2018 / 246

Notes to Financial Statements (Continued)

	LOW DURATION BOND FUND
	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	639,733	652,992

Shares sold	122,944	238,282
Shares issued through reinvestment of distributions	1,721	3,634
Shares redeemed	(282,741)	(255,175)

Net (decrease) in fund shares	(158,076)	(13,259)

Shares outstanding at end of year	481,657	639,733

	STRATEGIC INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	5,516,252	7,397,766	8,764,620	7,646,228

Shares sold	1,079,210	4,154,787	1,716,900	4,596,358
Shares issued through reinvestment of distributions	146,807	221,062	322,338	269,617
Shares redeemed	(3,433,985)	(6,257,363)	(2,059,673)	(3,747,583)

Net increase/(decrease) in fund shares	(2,207,968)	(1,881,514)	(20,435)	1,118,392

Shares outstanding at end of year	3,308,284	5,516,252	8,744,185	8,764,620

	TOTAL RETURN BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	1,440,045,438	1,522,053,047	4,637,417,821	4,272,994,483

Shares sold	200,011,154	369,371,476	1,379,650,099	1,793,212,860
Shares issued through reinvestment of distributions	24,632,131	45,942,701	89,111,567	132,414,307
Shares redeemed	(554,331,478)	(497,321,786)	(1,581,766,780)	(1,561,203,829)

Net increase/(decrease) in fund shares	(329,688,193)	(82,007,609)	(113,005,114)	364,423,338

Shares outstanding at end of year	1,110,357,245	1,440,045,438	4,524,412,707	4,637,417,821

247 / Annual Report March 2018

Notes to Financial Statements (Continued)

	TOTAL RETURN BOND FUND
	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS	PLAN CLASS	PLAN CLASS
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	72,617,898	26,863,547	1,376,039,895	1,049,072,162

Shares sold	36,885,884	56,390,300	830,381,527	523,822,410
Shares issued through reinvestment of distributions	1,583,326	1,571,833	35,548,697	43,572,139
Shares redeemed	(17,870,772)	(12,207,782)	(376,696,537)	(240,426,816)

Net increase in fund shares	20,598,438	45,754,351	489,233,687	326,967,733

Shares outstanding at end of year	93,216,336	72,617,898	1,865,273,582	1,376,039,895

	ULTRA SHORT BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	15,523,122	18,299,489	16,555,337	17,464,894

Shares sold	4,065,009	5,868,261	8,775,321	3,776,694
Shares issued through reinvestment of distributions	142,392	170,062	178,509	179,253
Shares redeemed	(7,790,311)	(8,814,690)	(9,383,012)	(4,865,504)

Net (decrease) in fund shares	(3,582,910)	(2,776,367)	(429,182)	(909,557)

Shares outstanding at end of year	11,940,212	15,523,122	16,126,155	16,555,337

	UNCONSTRAINED BOND FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017	YEAR ENDED MARCH 31, 2018	YEAR ENDED MARCH 31, 2017

Change in Fund shares:
Shares outstanding at beginning of year	122,812,923	70,589,674	167,977,081	119,202,854

Shares sold	41,799,083	83,956,378	99,192,116	85,970,979

Shares issued through reinvestment of distributions	2,690,178	1,739,843	4,489,214	2,624,688
Shares redeemed	(112,965,450)	(33,472,972)	(49,447,520)	(39,821,440)

Net increase/(decrease) in fund shares	(68,476,189)	52,223,249	54,233,810	48,774,227

Shares outstanding at end of year	54,336,734	122,812,923	222,210,891	167,977,081

Annual Report March 2018 / 248

Notes to Financial Statements (Continued)

10.	LITIGATION

From time to time, a Fund may become a party to certain legal proceedings incidental to the normal course of its business.

The Metropolitan West High Yield Bond Fund (“Fund”) was served in May of 2015 with a complaint naming it as a defendant along with others in a lawsuit brought by a trust (the “Avoidance Trust”), created pursuant to the General Motors Corporation (“GM”) Chapter 11 reorganization in 2009. The action involves a secured term loan to GM (“Term Loan”) that was paid off after GM’s bankruptcy filing, and seeks recovery of the amount paid to each Term Loan lender because of a purportedly unperfected lien on the date of bankruptcy. The Avoidance Trust seeks to recover (i) cash paid to Term Loan lenders both immediately before and after the GM bankruptcy filing, and (ii) unspecified interest on the amounts recovered. The approximate amount the Fund received on account of the Term Loan after the GM’s bankruptcy filing is $3.5 million. The Fund has engaged counsel and with others and has filed an answer to the complaint and a crossclaim against J.P. Morgan Chase, the agent bank for the Term Loan. Substantial discovery has been conducted in the action, but is on hold pending mediation among the parties that began in December of 2017. The Fund intends to vigorously contest this litigation.

11.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2018, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2019	EXPIRING IN 2020	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*
AlphaTrak 500 Fund	$12,617,196	$—	$—	$—
Floating Rate Income Fund	—	—	—	1,027,619
High Yield Bond Fund	—	—	—	78,611,678
Intermediate Bond Fund	—	—	23,617,689	1,676,650
Low Duration Bond Fund	42,081,240	—	15,297,621	62,789,709
Strategic Income Fund	41,345,040	—	—	—
Total Return Bond Fund	—	—	1,611,508,344	98,450,214
Ultra Short Bond Fund	10,083,524	—	512,256	4,871,467
Unconstrained Bond Fund	—	—	—	—

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

Tax Basis of Distributable Income:

As of March 31, 2018, the components of accumulated earnings/(accumulated losses) on a tax basis were as follows:

	ALPHATRAK 500 FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Undistributed ordinary income (inclusive of short-term gains)	$26,902	$157,006	$2,224,675	$256,367
Other temporary differences	(510)	(17,746)	(135,582)	(111,670)
Accumulated capital loss carryforwards and post-October losses	(12,617,196)	(1,027,619)	(78,611,678)	(25,294,339)
Net unrealized appreciation/(depreciation)	(93,956)	266,753	(30,064,880)	(2,407,755)

Total accumulated earnings/(losses)	$(12,684,760)	$(621,606)	$(106,587,465)	$(27,557,397)

	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Undistributed ordinary income (inclusive of short-term capital gains)	$—	$529,641	$3,185,114	$—	$784,813
Other temporary differences	(2,314,438)	(6,759)	(13,639,656)	(47,358)	(1,738,763)
Accumulated capital loss carryforwards and post- October losses	(120,168,570)	(41,345,040)	(1,709,958,558)	(15,467,247)	—
Net unrealized (depreciation)	(486,812)	(1,055,185)	(231,305,531)	(71,083)	(10,375,295)

Total accumulated earnings/(losses)	$(122,969,820)	$(41,877,343)	$(1,951,718,631)	$(15,585,688)	$(11,329,245)

249 / Annual Report March 2018

Notes to Financial Statements (Continued)

Permanent differences incurred during the fiscal year ended March 31, 2018, resulting from differences in book and tax accounting have been reclassified at year-end as follows:

FUND	INCREASE/(DECREASE) UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	INCREASE/(DECREASE) ACCUMULATED NET REALIZED GAIN/(LOSS)	INCREASE/(DECREASE) PAID-IN-CAPITAL

AlphaTrak 500 Fund	$ 17,474	$ 13,449,137	$ (13,466,611)
Floating Rate Income Fund	(176,133)	176,133	—
High Yield Bond Fund	(103,296)	(620,609)	723,905
Intermediate Bond Fund	557,406	(557,406)	—
Low Duration Bond Fund	1,797,780	19,231,710	(21,029,490)
Strategic Income Fund	65,990	17,741,628	(17,807,618)
Total Return Bond Fund	53,340,645	(53,340,645)	—
Ultra Short Bond Fund	66,908	14,870,250	(14,937,158)
Unconstrained Bond Fund	(154,341)	154,341	—

The permanent differences are due to investments in swaps, foreign currency, the U.S. subsidiary, expired capital loss carryforwards and redesignation of dividends paid.

Tax Basis of Distributions to Shareholders:

	ALPHATRAK 500 FUND		FLOATING RATE INCOME FUND
	MARCH 31, 2018	MARCH 31, 2017	MARCH 31, 2018	MARCH 31, 2017
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$172,470	$84,991	$9,097,841	$6,476,329
Net long-term capital gains	—	—	—	—

Total taxable distributions	$172,470	$84,991	$9,097,841	$6,476,329

	HIGH YIELD BOND FUND		INTERMEDIATE BOND FUND
	MARCH 31, 2018	MARCH 31, 2017	MARCH 31, 2018	MARCH 31, 2017
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$26,729,019	$35,532,953	$21,257,599	$28,388,404
Net long-term capital gains	—	—	—	4,082,458

Total taxable distributions	$26,729,019	$35,532,953	$21,257,599	$32,470,862

	LOW DURATION BOND FUND		STRATEGIC INCOME FUND
	MARCH 31, 2018	MARCH 31, 2017	MARCH 31, 2018	MARCH 31, 2017
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$47,578,780	$47,400,208	$3,883,583	$4,080,266
Net long-term capital gains	—	—	—	—

Total taxable distributions	$47,578,780	$47,400,208	$3,883,583	$4,080,266

Annual Report March 2018 / 250

Notes to Financial Statements (Continued)

	TOTAL RETURN BOND FUND		ULTRA SHORT BOND FUND		UNCONSTRAINED BOND FUND
	MARCH 31, 2018	MARCH 31, 2017	MARCH 31, 2018	MARCH 31, 2017	MARCH 31, 2018	MARCH 31, 2017
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$1,745,362,589	$2,498,180,916	$1,586,800	$1,750,866	$105,370,055	$69,187,248
Net long-term capital gains	—	117,591,899	—	—	3,040,227	—

Total taxable distributions	$1,745,362,589	$2,615,772,815	$1,586,800	$1,750,866	$108,410,282	$69,187,248

Tax Cost

As of March 31, 2018, gross unrealized appreciation/(depreciation) based on cost for federal income tax purposes were as follows:

	ALPHATRAK 500 FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND
Tax Cost	$16,559,514	$267,936,328	$624,232,943	$828,824,899

Gross unrealized appreciation	44,371	1,967,297	4,529,332	5,925,774
Gross unrealized (depreciation)	(138,327)	(1,698,274)	(34,594,212)	(8,334,133)

Net unrealized appreciation/(depreciation)	$(93,956)	$269,023	$(30,064,880)	$(2,408,359)

	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Tax Cost	$3,261,610,861	$97,025,994	$86,731,545,928	$141,469,590	$3,256,539,065

Gross unrealized appreciation	17,553,165	3,510,008	817,467,175	286,313	55,912,714
Gross unrealized (depreciation)	(18,041,549)	(4,565,193)	(1,048,817,814)	(357,396)	(66,288,009)

Net unrealized (depreciation)	$(488,384)	$(1,055,185)	$(231,350,639)	$(71,083)	$(10,375,295)

Domestic Blocker Income Tax

The Domestic Blocker in the High Yield Bond Fund recorded a provision for income tax expense (benefit) for the year ended March 31, 2018. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Current $ –

Deferred $ –

The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. The provisions applicable to the Domestic Blocker include changes to the corporate tax rate and modifications to net operating loss deductions. For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21%. The TCJA eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.

251 / Annual Report March 2018

Notes to Financial Statements (Continued)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes. Components of the Blocker Corporation’s deferred tax assets and liabilities as of March 31, 2018 are as follows:

Deferred Tax Assets:
Net Operating Loss Carryforward	$1,346,099
Capital Loss Carryforward	105,865
Charitable Contribution Carryforward	371
Less Deferred Tax Liabilities:
Unrealized depreciation on investment in Entegra TC, LLC	200,276

Total net deferred tax assets before valuation allowance	1,252,059
Less: Valuation Allowance	(1,252,059)

Net deferred tax asset	$—

The capital loss carryforwards are available to offset future capital gains of the Domestic Blocker. For federal income tax purposes, capital losses of a corporation can be carried forward for 5 years. The Domestic Blocker has the following capital loss amounts:

Fiscal Year Ended Capital Loss	Amount	Expiration
March 31, 2015	$418,735	March 31, 2020

Net operating loss carryforwards are available to offset future taxable income of the Domestic Blocker subject to expiration and limitation based on the fiscal year generated. For federal income tax purposes, the Domestic Blocker has net operating loss carryforwards as follows.

Fiscal Net Operating Loss	Amount	Expiration
March 31, 2016	$1,928,674	March 31, 2036
March 31, 2018	$3,395,662	Indefinite

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended March 31, 2018 as follows:

Income tax expense at Federal statutory rate of 21%	$274,003
State income tax expense, net of federal benefit	55,871
Effect of permanent difference	3
Effect of change in federal tax rate used	876,000
Effect of change in state tax rates used	(3,067)
Valuation allowance changes affecting the provision for income taxes	(1,202,810)

Total income tax expense	$—

The Domestic Blocker recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Blocker Corporation’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Blocker Corporation. Tax periods ended March 31, 2016 and 2017 remain subject to examination by tax authorities in the United States. Due to the nature of the Blocker Corporation’s investments, the Blocker Corporation may be required to file income tax returns in several states. The Blocker Corporation is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

12.	COMMITTED LINE OF CREDIT

The Funds have entered into a $350,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”) for temporary borrowing purpose with an expiration date of September 13, 2018. The interest rate on borrowing is the higher of the federal funds rate or the overnight LIBOR rate, plus 1.15%. There were no borrowings from the line of credit as of or during the year ended March 31, 2018. The Funds pay the Bank a commitment fee equal to 0.15% per annum on the daily unused

Annual Report March 2018 / 252

Notes to Financial Statements (Concluded)

portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

13.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

253 / Annual Report March 2018

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

the Metropolitan West Funds

Los Angeles, California

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of portfolio investments, of Metropolitan West Funds (the “Funds”), comprising Metropolitan West AlphaTrak 500 Fund, Metropolitan West Floating Rate Income Fund, Metropolitan West Intermediate Bond Fund, Metropolitan West Low Duration Bond Fund, Metropolitan West Strategic Income Fund, Metropolitan West Total Return Bond Fund, Metropolitan West Ultra Short Bond Fund, Metropolitan West Unconstrained Bond Fund, and the consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, of Metropolitan West High Yield Bond Fund as of March 31, 2018, and the related statements of operations for Metropolitan West AlphaTrak 500 Fund, Metropolitan West Floating Rate Income Fund, Metropolitan West Intermediate Bond Fund, Metropolitan West Low Duration Bond Fund, Metropolitan West Strategic Income Fund, Metropolitan West Total Return Bond Fund, Metropolitan West Ultra Short Bond Fund, Metropolitan West Unconstrained Bond Fund, and the related consolidated statement of operations for Metropolitan West High Yield Bond Fund for the year then ended, the statements of changes in net assets for Metropolitan West AlphaTrak 500 Fund, Metropolitan West Floating Rate Income Fund, Metropolitan West Intermediate Bond Fund, Metropolitan West Low Duration Bond Fund, Metropolitan West Strategic Income Fund, Metropolitan West Total Return Bond Fund, Metropolitan West Ultra Short Bond Fund, Metropolitan West Unconstrained Bond Fund, and the consolidated statements of changes in net assets for Metropolitan West High Yield Bond Fund for each of the two years in the period then ended, and the financial highlights for Metropolitan West AlphaTrak 500 Fund, Metropolitan West Intermediate Bond Fund, Metropolitan West Low Duration Bond Fund, Metropolitan West Strategic Income Fund, Metropolitan West Total Return Bond Fund, Metropolitan West Ultra Short Bond Fund, Metropolitan West Unconstrained Bond Fund for each of the five years in the period then ended, and the financial highlights for Metropolitan West Floating Rate Income Fund for each of the four years in the period ended March 31, 2018 and for the period from June 28, 2013 (commencement of operations) to March 31, 2014, and the consolidated financial highlights for Metropolitan West High Yield Bond Fund for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Funds as of March 31, 2018, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the five year years in the period then ended for each of the Funds except for Metropolitan West Floating Rate Income Fund, which is for each of the four years in the period ended March 31, 2018 and for the period from June 28, 2013 (commencement of operations) to March 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian, brokers, and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

May 23, 2018

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

Annual Report March 2018 / 254

Metropolitan West Funds

Tax Information Notice

(Unaudited)

For shareholders that do not have a March 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2018, each portfolio is reporting the following items with regard to distributions paid during the year. All information is based on financial information available as of the date of this annual report and, accordingly is subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

	ALPHATRAK 500 FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Net Investment Income Distributions	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.24%
Short-Term Capital Gain Distributions	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.96%
Long-Term Capital Gain Distributions	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.80%
Return of Capital	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Tax-Exempt Interest	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Qualifying For Corporate Dividends Rec. Deduction (1)	0.00%	0.00%	0.05%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Qualifying Dividend Income (2)	0.00%	0.00%	0.04%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
U.S. Government Interest (3)	24.60%	2.02%	2.41%	27.13%	21.17%	2.34%	21.21%	27.04%	5.08%
Foreign Tax Credit (4)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Qualified Interest Income (5)	97.76%	98.17%	74.99%	91.37%	88.46%	83.43%	93.95%	100.00%	84.93%
Qualified Short-Term Capital Gain (6)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.05%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.

(4)

Foreign Tax Credit represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income).

(5)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of net investment income distributions.

(6)

The percentage in this column represents the amount of “Qualifying Short Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of short-term capital gain distributions.

255 / Annual Report March 2018

Metropolitan West Funds

Privacy Policy

The TCW Group, Inc. and Subsidiaries

TCW Investment Management Company LLC

TCW Asset Management Company LLC

Metropolitan West Asset Management, LLC

TCW Funds, Inc.	Sepulveda Management LLC
TCW Strategic Income Fund, Inc.	TCW Direct Lending LLC
Metropolitan West Funds	TCW Direct Lending VII LLC
TCW Alternative Funds

Effective May 2018

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the U.S. Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the Metropolitan West Funds, and the TCW Alternative Funds, Sepulveda Management LLC, TCW Direct Lending LLC and TCW Direct Lending VII LLC (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

•

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

•

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

•

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

Annual Report March 2018 / 256

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

•

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

•

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the Metropolitan West Funds, TCW Alternative Funds, Sepulveda Management LLC, TCW Direct Lending LLC and TCW Direct Lending VII LLC.

•	Are not guaranteed by a bank;

•	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•	Are not insured by the Federal Deposit Insurance Corporation; and

•	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC	TCW STRATEGIC INCOME FUND, INC.

TCW FUNDS, INC.	METROPOLITAN WEST FUNDS

TCW ALTERNATIVE FUNDS	TCW DIRECT LENDING LLC

SEPULVEDA MANAGEMENT LLC	TCW DIRECT LENDING VII LLC

Attention: Privacy Officer | 865 South Figueroa St. Suite 1800 | Los Angeles, CA 90017 | email: privacy@tcw.com

257 / Annual Report March 2018

MANAGEMENT INFORMATION

TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Trust and each Fund is under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is provided in the table below. The term “officer” means president, vice president, secretary, treasurer, controller, or any other officer who performs policy making functions. All officers serve without direct compensation from the Funds. You can find more information about the Trustees in the Statement of Additional Information which is available without charge by calling (800) 241-4671.

NAME AND YEAR OF BIRTH***	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Independent Trustees of the Trust*

Ronald J. Consiglio (1943)	Trustee	Indefinite term, since 2003	Since 1999, Mr. Consiglio has served as the managing director of Synergy Trading, a securities-trading partnership.	9	Mannkind Corp. (pharmaceutical preparations)

Patrick C. Haden (1953)	Trustee	Indefinite term, since 2010	President (since 2003), Wilson Ave. Consulting (business consulting firm); Senior Advisor to President (July 2016 - June 2017), Athletic Director (2010 - June 2016), University of Southern California.	37	Tetra Tech, Inc. (environmental consulting); The Rose Hills Foundation; Unihealth Foundation; Fletcher Jones Foundation; Mayr Foundation (charitable foundations); First Beverage (beverage consulting); Auto Club (affiliate of AAA); TCW Funds (mutual funds); TCW Strategic Income Fund, Inc. (closed-end fund); TCW Alternative Funds (mutual funds)

Martin Luther King III (1957)	Trustee and Chairman of the Nominating Committee	Indefinite term, since 1997	Since 1998, Mr. King has served as the President and Chief Executive Officer of The King Center. Since January 2006, he has served as Chief Executive Officer of Realizing the Dream, a non-profit organization that continues the humanitarian and liberating work of Dr. Martin Luther King, Jr. and Mrs. Coretta Scott King. He has been engaged as an independent motivational lecturer since 1980.	9	None

Annual Report March 2018 / 258

NAME AND YEAR OF BIRTH***	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Peter McMillan (1957)	Trustee	Indefinite term, since 2008	Co-founder, Managing Partner and Chief Investment Officer (since May 2013), Temescal Canyon Partners (investment advisory firm); Co-founder and Managing Partner (since 2000) Willowbrook Capital Group, LLC (investment advisory firm); Co-founder and Executive Vice President (since 2005), KBS Capital Advisors (a manager of real estate investment trusts).	37	KBS Real Estate Investment Trusts (real estate investments); KBS Strategic Opportunity REITS (real estate investments); TCW Funds, Inc. (mutual funds); TCW Strategic Income Fund, Inc. (closed-end fund); TCW Alternative Funds (mutual funds)

Robert G. Rooney (1957)	Trustee and Chairman of the Audit Committee	Indefinite term, since 2009	Chief Financial Officer (since January 2018), Citizens Parking Inc. (parking services company); Chief Financial Officer (September 2015 - July 2017), Noveltex Enterprise Solutions, Inc. (document management company); Executive Vice President and Chief Operating Officer (2006-2011), Affinion Group, Inc. (customer engagement and loyalty company).	9	None

Andrew Tarica (1959)	Trustee and Chairman of the Board	Indefinite term, since 2002 and 2008, respectively	Chief Executive Officer (since 2001), Meadowbrook Capital Management (asset management company); Employee, Cowen & Co. (broker-dealer).	37	TCW Funds, Inc. (mutual funds); TCW Strategic Income Fund, Inc. (closed-end fund); TCW Alternative Funds (mutual funds); TCW Direct Lending VII, LLC (business development company)

Interested Trustees**

Patrick Moore (1964)	Trustee	Indefinite term, since 2014	Mr. Moore is a Group Managing Director for the Adviser, TCW Investment Management Company LLC, TCW Asset Management Company LLC and TCW LLC. He has been with the Adviser since 2000. Mr. Moore is a member of the CFA Institute.	9	None

Laird Landmann (1964)	Trustee and Executive Vice President	Indefinite term, since 2008 and 2007, respectively	Mr. Landmann is President for the Adviser and Group Managing Director of The TCW Group, Inc., TCW Investment Management Company LLC, TCW Asset Management Company LLC and TCW LLC. Since August 1996, Mr. Landmann has been a Generalist Portfolio Manager with the Adviser and currently serves as the Adviser’s President.	9	None

259 / Annual Report March 2018

NAME AND YEAR OF BIRTH***	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Officers of the Trust who are not Trustees

David B. Lippman (1958)	President and Principal Executive Officer	Indefinite term, since November 2008	Mr. Lippman is the Chief Executive Officer of the Adviser (since February 2013), and the Chief Executive Officer and President of The TCW Group, Inc., TCW Investment Management Company LLC, TCW Asset Management Company LLC and TCW LLC. He has served as Chief Executive Officer with the Adviser since June 2008.	1	TCW Strategic Income Fund, Inc. (closed-end fund)

David S. DeVito (1962)	Treasurer and Chief Financial Officer	Indefinite term, since 2010	Mr. DeVito is Executive Vice President and Chief Operating Officer of the Adviser, TCW Investment Management Company LLC, The TCW Group, Inc., TCW LLC and TCW Asset Management Company LLC; President and Chief Executive Officer, TCW Alternative Funds, TCW Funds, Inc. and TCW Strategic Income Fund, Inc.	21	TCW Funds, Inc. (mutual funds); TCW Strategic Income Fund, Inc. (closed-end fund)

Eric Chan (1978)	Assistant Treasurer	Indefinite term, since 2010	Mr. Chan is Senior Vice President of Fund Operations for the Adviser, TCW Investment Management Company LLC, TCW Asset Management Company LLC and TCW LLC. He has been with the Adviser since November 2006. Mr. Chan is a Certified Public Accountant.	N/A	N/A

Bibi Khan (1953)	Vice President	Indefinite term, since 2007	Ms. Khan is Managing Director of Operations for the Adviser, the TCW Group, Inc., TCW Investment Management Company LLC, TCW Asset Management Company LLC and TCW LLC. She has worked for the Adviser since 2005. From 2003 through 2005, Ms. Khan served as Director, Securities Group Operations Manager for Columbia Management (formerly Banc of America Capital Management, LLC). Ms. Khan is a Certified Trust and Financial Analyst.	N/A	N/A

Tad Rivelle (1961)	Executive Vice President	Indefinite term, since 2007	Mr. Rivelle is the Chief Investment Officer and Group Managing Director for the Adviser, TCW Investment Management Company LLC, TCW Asset Management Company LLC and TCW LLC. He has been with the Adviser since August 1996.	N/A	N/A

Stephen M. Kane (1962)	Executive Vice President	Indefinite term, since 2007	Mr. Kane is a Group Managing Director for the Adviser, TCW Investment Management Company LLC, TCW Asset Management Company LLC and TCW LLC. He has been with the Adviser since August 1996.	N/A	N/A

Cal Rivelle (1958)	Executive Vice President	Indefinite term, since 2009	Mr. Rivelle is a Group Managing Director for the Adviser, The TCW Group, Inc., TCW Investment Management Company LLC, TCW Asset Management Company LLC and TWC LLC. He has served as Executive Vice President of the Funds since March 2009.	N/A	N/A

Annual Report March 2018 / 260

NAME AND YEAR OF BIRTH***	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Jeffrey Engelsman (1967)	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, since 2014	Mr. Engelsman is a Managing Director and Global Chief Compliance Officer of the Adviser, TCW Investment Management Company LLC, TCW Asset Management Company LLC, and TCW LLC (since January 2016). He is the Chief Compliance Officer of The TCW Group, Inc. Prior to joining TCW, he was a Managing Director of New York Life Investments and the Chief Compliance Officer of the MainStay Funds, a group of more than 70 open-ended and closed-end funds. Mr. Engelsman holds the Series 7, 24 and 63 FINRA licenses. He is Chief Compliance Officer and Anti-Money Laundering Officer for the TCW Alternative Funds, TCW Funds, Inc. and TCW Strategic Income Fund, Inc.	N/A	N/A

Meredith Jackson (1959)	Vice President and Secretary	Indefinite term, since 2013	Ms. Jackson is Executive Vice President, General Counsel and Secretary of the Adviser, The TCW Group, Inc., TCW LLC, TCW Investment Management Company LLC and TCW Asset Management Company LLC (since February 2013); before then she was Partner, Irell & Manella LLP (law firm). She is Senior Vice President, Secretary and General Counsel for the TCW Alternative Funds, TCW Funds, Inc. and TCW Strategic Income Fund, Inc.	N/A	N/A

Patrick Dennis (1981)	Vice President and Assistant Secretary	Indefinite term, since 2013	Mr. Dennis is Senior Vice President, Associate General Counsel and Assistant Secretary of the Adviser, TCW Investment Management Company LLC, TCW LLC and TCW Asset Management Company LLC (since February 2013); before then from 2010 to 2013, he was Associate, Paul Hastings LLP (law firm), and from 2006 to 2010, he was Associate, Dechert LLP (law firm). He is Vice President and Assistant Secretary for the TCW Alternative Funds, TCW Funds, Inc. and TCW Strategic Income Fund, Inc.	N/A	N/A

*	Denotes a Trustee who is not an “interested” person of the Trust as defined in the 1940 Act.
**	Denotes a Trustee who is an “interested” person of the Trust as defined in the 1940 Act, due to the relationship indicated with the Adviser.
***For	purposes of Trust business, the address for all Trustees and officers is c/o Metropolitan West Asset Management, LLC, 865 South Figueroa Street, Los Angeles, CA 90017.

261 / Annual Report March 2018

MetWest Funds

865 South Figueroa Street

Los Angeles, California 90017

800 241 4671

www.TCW.com

BOARD OF TRUSTEES

Andrew Tarica

Laird R. Landmann

Peter McMillan

Martin Luther King, III

Ronald J. Consiglio

Robert G. Rooney

Patrick C. Haden

Patrick Moore

OFFICERS

David Lippman

President and Principal Executive Officer

David S. DeVito

Treasurer, Chief Financial Officer and Principal

Accounting Officer

Jeffrey A. Engelsman

Chief Compliance Officer

ADVISER

Metropolitan West Asset Management, LLC

865 South Figueroa Street, Floor 1800

Los Angeles, California 90017

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, California 90013

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street

Los Angeles, California 90017

LEGAL COUNSEL

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105-3441

For Additional Information about the Metropolitan West Funds call: (213) 244-0000 or (800) 241-4671 (toll-free) www.TCW.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds’ voted proxies relating to portfolio’s securities during the most recent 12 month period ending June 30 are available (i) without charge, upon request, by calling (800) 241-4671; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www. sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 241-4671.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 241-4671 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

FUNDmwAR   5/10/18

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Ronald Consiglio and Robert Rooney are qualified to serve as audit committee financial experts serving on its audit committee and they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $475,203 in 2018 and $475,203 in 2017.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2018 and $0 in 2017.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $48,600 in 2018 and $48,600 in 2017.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2018 and $0 in 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Metropolitan West Funds and any affiliate of Metropolitan West Funds that provides services to the registrant (a “Covered Services Provider”) if the independent auditors’ engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Metropolitan West Funds or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Metropolitan West Funds and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,015,932 in 2018 and $834,731 in 2017.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	6/4/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	6/4/2018

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	6/4/2018

* Print the name and title of each signing officer under his or her signature.